UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08918 .

The Hirtle Callaghan Trust

(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA	19428
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc. 3435 Stelzer Rd. Columbus, OH 43219 .

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 242-9596 .

Date of fiscal year end: June 30, 2008 .

Date of reporting period: December 31, 2007 .

Item 1.	Reports to Stockholders.

THE HIRTLE CALLAGHAN TRUST	Semi-Annual Report

December 31, 2007

We are pleased to present the December 31, 2007 Semi-Annual Report for The Hirtle Callaghan Trust (the “Trust”).

The Trust, a diversified open-end management investment company, was organized by Hirtle Callaghan & Co., Inc. to enhance Hirtle Callaghan’s ability to acquire the services of independent, specialist money management organizations for the clients Hirtle Callaghan serves. The Trust currently consists of nine separate investment portfolios (the “Portfolios”). Day-to-day portfolio management services are provided to each of the Trust’s Portfolios by one or more independent money management organizations (“Specialist Managers”), selected by, and under the general supervision of, the Trust’s Board of Trustees.

Shares of the Trust are available exclusively to investors who are clients of Hirtle Callaghan or clients of financial intermediaries, such as investment advisers, acting in a fiduciary capacity with investment discretion, that have established relationships with Hirtle Callaghan.

The Portfolios

The Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Small Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

The International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Fixed Income Portfolio, seeks current income by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

The Fixed Income II Portfolio, seeks current income by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

The Fixed Income Opportunity Portfolio, seeks to achieve above-average total return by investing in high yield securities (commonly referred to as “junk bonds”).

The Short-Term Municipal Bond Portfolio, seeks current income exempt from Federal income tax, consistent with preservation of capital, by investing primarily in securities issued by municipalities and related securities.

The Intermediate Term Municipal Bond Portfolio, seeks current income exempt from Federal income tax by investing in securities issued by municipalities and related entities.

THE HIRTLE CALLAGHAN TRUST	Semi-Annual Report

December 31, 2007

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common Stocks — 97.80%
	Institutional Capital Corp. — 74.61%
	Beverages — 4.12%
329,850	Pepsico, Inc.	$25,035,615
337,300	The Coca Cola Co.	20,700,101

		45,735,716

	Building Products — 1.19%
610,700	Masco Corp. (a)	13,197,227

	Chemicals — 2.18%
549,750	E.I. du Pont de Nemours & Co. (a)	24,238,478

	Commercial Banks — 4.08%
508,750	BankAmerica Corp.	20,991,025
806,950	Wells Fargo & Co.	24,361,821

		45,352,846

	Communications Equipment — 3.45%
735,200	Cisco Systems, Inc. (b)	19,901,864
1,147,900	Motorola, Inc.	18,412,316

		38,314,180

	Computers & Peripherals — 0.78%
171,400	Hewlett-Packard Co.	8,652,272

	Consumer Finance — 1.15%
270,250	Capital One Financial Corp. (a)	12,772,015

	Defense — 1.30%
203,100	Textron, Inc.	14,481,030

	Diversified Financial Services — 2.08%
396,950	American International Group, Inc.	23,142,185

	Diversified Telecommunication Services — 3.21%
858,958	AT&T, Inc.	35,698,294

	Electronic Equipment & Instruments — 3.09%
607,550	Texas Instruments, Inc.	20,292,170
378,300	Tyco Electronics Ltd.	14,046,279

		34,338,449

	Food & Drugs Retailing — 2.15%
601,650	CVS Caremark Corp.	23,915,588

	Health Care Equipment & Supplies — 1.37%
342,900	Covidien Ltd.	15,187,041

	Hotels, Restaurants & Leisure — 0.45%
285,780	InterContinental Hotels Group PLC – ADR	4,972,572

	Household Products — 2.60%
393,200	Procter & Gamble Co.	28,868,744

	Insurance — 1.52%
273,900	ACE Ltd.	16,921,542

Shares	Security Description	Value
	Investment Banking/Brokerage — 7.09%
544,257	Bank of New York Mellon Corp.	$26,537,971
810,600	JP Morgan	35,382,690
317,822	Morgan Stanley	16,879,527

		78,800,188

	Leisure Equipment & Products — 3.39%
717,450	Host Hotels & Resorts, Inc.	12,225,348
579,550	Viacom, Inc., Class – B (b)	25,453,836

		37,679,184

	Multiline Retail — 0.98%
218,000	Target Corp.	10,900,000

	Non-Defense Capital Spending — 4.36%
833,000	General Electric Co.	30,879,310
285,150	Honeywell International, Inc.	17,556,685

		48,435,995

	Oil, Gas & Consumable Fuels — 10.12%
256,100	Exxon Mobil Corp.	23,994,009
91,600	Hess Corp.	9,238,776
320,550	Occidental Petroleum Corp.	24,679,144
428,600	TOTAL SA – ADR	35,402,360
372,588	XTO Energy, Inc.	19,136,094

		112,450,383

	Paper & Forest Products — 1.54%
527,400	International Paper Co. (a)	17,077,212

	Pharmaceuticals — 8.78%
477,200	Bristol-Myers Squibb Co.	12,655,344
523,600	Merck & Co., Inc.	30,426,396
499,400	Novartis AG – ADR	27,122,414
128,800	Schering-Plough Corp.	3,431,232
541,000	Wyeth	23,906,790

		97,542,176

	Road & Rail — 1.57%
346,650	Norfolk Southern Corp.	17,485,026

	Wireless Telecommunication Services — 2.06%
613,050	Vodafone Group Plc – Sponsored ADR	22,879,026

	Total Institutional Capital Corp.	829,037,369

	JS Asset Management — 8.01%
	Auto Components — 0.31%
64,400	Navistar International Corp. (b)	3,490,480

	Automobiles — 0.09%
141,200	Ford Motor Co. (b)	950,276

	Commercial Banks — 0.25%
73,320	Wachovia Corp.	2,788,360

	Commercial Services & Supplies — 0.11%
29,660	Tyco International Ltd.	1,176,019

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	JS Asset Management (continued)
	Communications Equipment — 0.73%
588,450	Alcatel Lucent, SA – Sponsored ADR	$4,307,454
173,820	Motorola, Inc.	2,788,073
67,683	Nortel Networks Corp. (b)	1,021,336

		8,116,863

	Computers & Peripherals — 0.27%
120,870	Dell, Inc. (b)	2,962,524

	Diversified Financial Services — 0.37%
139,850	Citigroup, Inc.	4,117,184

	Electric Utilities — 0.40%
171,680	Reliant Energy, Inc. (b)	4,504,883

	Electronic Equipment & Instruments — 0.28%
164,921	AU Optronics Corp. – Sponsored ADR	3,166,474

	Food & Drugs Retailing — 0.05%
15,690	Safeway, Inc.	536,755

	Food Products — 0.26%
187,250	Tyson Foods, Inc., Class – A	2,870,543

	Health Care Providers & Services — 0.10%
48,840	Omnicare, Inc.	1,114,040

	Household Durables — 0.98%
100,900	Centex Corp.	2,548,734
346,390	D.R. Horton, Inc.	4,561,956
360,160	Pulte Homes, Inc.	3,796,087

		10,906,777

	Independent Power Producers & Energy Traders — 0.37%
106,330	Mirant Corp. (b)	4,144,743

	Industrial Conglomerates — 0.04%
12,990	General Electric Co.	481,539

	Insurance — 0.43%
188,732	Genworth Financial, Inc., Class – A	4,803,229

	Information Technology Services — 0.26%
1,015,770	BearingPoint, Inc. (b)	2,874,629

	Oil, Gas & Consumable Fuels — 0.46%
82,640	Peabody Energy Corp.	5,093,930

	Paper & Forest Products — 0.18%
95,051	AbitibiBowater, Inc.	1,959,001

	Pharmaceuticals — 0.20%
48,400	Sanofi-Aventis – ADR	2,203,652

	Thrifts & Mortgage Finance — 1.58%
174,960	Fannie Mae	6,994,901
199,010	Freddie Mac	6,780,271

Shares	Security Description	Value
	Thrifts & Mortgage Finance (continued)
275,940	Washington Mutual, Inc.	$3,755,543

		17,530,715

	Wireless Telecommunication Services — 0.29%
243,190	Sprint Nextel Corp.	3,193,085

	Total JS Asset Management	88,985,701

	SSgA Funds Management, Inc. — 15.18%
	Aerospace & Defense — 0.26%
100	Alliant Techsystems, Inc. (b)	11,376
1,000	DRS Technologies, Inc.	54,270
8,474	General Dynamics Corp.	754,101
2,657	Honeywell International, Inc.	163,592
2,000	L-3 Communications Holdings, Inc.	211,880
7,840	Northrop Grumman Corp.	616,538
5,179	Raytheon Co.	314,365
400	Spirit Aerosystems Holdings, Inc., Class – A (b)	13,800
9,400	United Technologies Corp.	719,476

		2,859,398

	Air Freight & Logistics — 0.01%
1,200	FedEx Corp.	107,004
1,000	Teekay Corp.	53,210

		160,214

	Airlines — 0.02%
2,100	Northwest Airlines Corp. (b)	30,471
13,689	Southwest Airlines Co.	167,006
1,100	UAL Corp. (b)	39,226
1,900	US Airways Group, Inc. (b)	27,949

		264,652

	Auto Components — 0.03%
712	Autoliv, Inc.	37,530
2,200	BorgWarner, Inc.	106,502
3,026	Johnson Controls, Inc.	109,057
1,000	TRW Automotive Holdings Corp. (b)	20,900

		273,989

	Automobiles — 0.06%
48,521	Ford Motor Co. (b)	326,546
11,491	General Motors Corp.	286,011

		612,557

	Beverages — 0.19%
6,900	Anheuser-Busch Cos., Inc.	361,146
600	Brown-Forman Corp., Class – B	44,466
7,400	Coca Cola Enterprises, Inc.	192,622
4,660	Constellation Brands, Inc., Class – A (b)	110,163
2,640	Molson Coors Brewing Co., Class – B	136,277

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Beverages (continued)
1,307	PepsiAmericas, Inc.	$43,549
18,944	The Coca Cola Co.	1,162,593
	Beverages (continued)
2,500	The Pepsi Bottling Group, Inc.	98,650

		2,149,466

	Biotechnology — 0.06%
7,400	Amgen, Inc. (b)	343,656
5,644	Biogen Idec, Inc. (b)	321,256
3,502	Millennium Pharmaceuticals, Inc. (b)	52,460

		717,372

	Building Products — 0.03%
500	Armstrong World Industries, Inc. (b)	20,055
8,605	Masco Corp.	185,954
2,600	Owens Corning (b)	52,572
1,900	USG Corp. (b)	68,001

		326,582

	Capital Markets — 0.48%
3,730	Allied Capital Corp.	80,195
5,700	Ameriprise Financial, Inc.	314,127
700	Blackrock, Inc., Class – A	151,760
6,200	E*TRADE Group, Inc. (b)	22,010
5,536	Goldman Sachs Group, Inc.	1,190,517
931	Janus Capital Group, Inc.	30,583
2,900	Jefferies Group, Inc.	66,845
1,900	Legg Mason, Inc.	138,985
12,826	Lehman Brothers Holdings, Inc.	839,333
15,895	Merrill Lynch & Co., Inc.	853,244
24,086	Morgan Stanley	1,279,208
757	Northern Trust Corp.	57,971
2,287	Raymond James Financial, Inc.	74,693
2,900	The Bear Stearns Cos., Inc.	255,925

		5,355,396

	Chemicals — 0.31%
2,821	Air Products & Chemicals, Inc.	278,235
100	Airgas, Inc.	5,211
1,352	Ashland, Inc.	64,125
395	Cabot Corp.	13,169
1,200	Celanese Corp., Series – A	50,784
5,500	Chemtura Corp.	42,900
1,000	Cytec Industries, Inc.	61,580
18,879	E.I. du Pont de Nemours & Co.	832,375
1,986	Eastman Chemical Co.	121,325
1,800	FMC Corp.	98,190
2,100	Huntsman Corp.	53,970
500	International Flavors & Fragrance, Inc.	24,065

Shares	Security Description	Value
	Chemicals (continued)
1,219	Lubrizol Corp.	$66,021
3,992	PPG Industries, Inc.	280,358
1,582	Rohm & Haas Co.	83,957
388	RPM International, Inc.	7,876
2,250	Sigma-Aldrich Corp.	122,850
22,949	The Dow Chemical Co.	904,650
2,100	The Mosaic Co. (b)	198,114
806	The Scotts Miracle-Gro Co.	30,161
2,132	The Valspar Corp.	48,055
300	Westlake Chemical Corp.	5,697

		3,393,668

	Commercial Banks — 0.90%
2,985	Associated Banc-Corp.	80,864
815	Bank of Hawaii Corp.	41,679
13,189	BB&T Corp.	404,507
524	BOK Financial Corp.	27,091
984	City National Corp.	58,597
3,787	Comerica, Inc.	164,848
3,200	Commerce Bancorp, Inc.	122,048
1,784	Commerce Bancshares, Inc.	80,028
1,466	Cullen/Frost Bankers, Inc.	74,268
1,400	EastWest Bancorp, Inc.	33,922
13,300	Fifth Third Bancorp	334,229
200	First Citizens BancShares, Inc., Class – A	29,170
3,000	First Horizon National Corp.	54,450
3,971	Fulton Financial Corp.	44,555
8,854	Huntington Bancshares, Inc.	130,685
9,800	KeyCorp	229,810
1,736	M & T Bank Corp.	141,605
13,747	National City Corp.	226,276
2,800	Peoples United Financial, Inc.	49,840
8,390	PNC Financial Services Group, Inc.	550,803
6,610	Popular, Inc.	70,066
17,033	Regions Financial Corp.	402,830
8,597	SunTrust Banks, Inc.	537,227
4,200	Synovus Financial Corp.	101,136
3,014	TCF Financial Corp.	54,041
3,555	The Colonial BancGroup, Inc.	48,135
42,149	U.S. Bancorp	1,337,809
3,092	Valley National Bancorp	58,934
48,010	Wachovia Corp.	1,825,820
81,998	Wells Fargo & Co.	2,475,520
1,650	Whitney Holding Corp.	43,147
1,741	Wilmington Trust Corp.	61,283
2,560	Zions Bancorp.	119,526

		10,014,749

	Commercial Services & Supplies — 0.13%
5,740	Allied Waste Industries, Inc. (b)	63,255
400	Avery Dennison Corp.	21,256

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Commercial Services & Supplies (continued)
800	Cintas Corp.	$26,896
3,100	Convergys Corp. (b)	51,026
2,600	Hertz Global Holdings, Inc. (b)	41,314
800	Hewitt Associates, Inc., Class A (b)	30,632
4,100	KBR, Inc. (b)	159,080
970	Pitney Bowes, Inc.	36,899
5,222	R.R. Donnelley & Sons Co.	197,078
535	Republic Services, Inc., Class – A	16,772
210	Steelcase, Inc., Class – A	3,333
100	The Brink’s Co.	5,974
12,050	Tyco International Ltd.	477,782
1,500	URS Corp. (b)	81,495
5,461	Waste Management, Inc.	178,411

		1,391,203

	Communications Equipment — 0.10%
2,728	ADC Telecommunications, Inc. (b)	42,420
2,200	JDS Uniphase Corp. (b)	29,260
3,500	Juniper Networks, Inc. (b)	116,200
55,700	Motorola, Inc.	893,428
10,789	Tellabs, Inc. (b)	70,560

		1,151,868

	Computers & Peripherals — 0.15%
6,713	International Business Machines Corp.	725,675
1,000	Lexmark International, Inc. (b)	34,860
3,794	NCR Corp. (b)	95,229
700	QLogic Corp. (b)	9,940
2,200	SanDisk Corp. (b)	72,974
8,200	Seagate Technology	209,100
15,850	Sun Microsystems, Inc. (b)	287,361
3,794	Teradata Corp. (b)	103,994
3,900	Western Digital Corp. (b)	117,819

		1,656,952

	Construction & Engineering — 0.0%
200	The Shaw Group, Inc. (b)	12,088

	Consumer Finance — 0.04%
2,808	AmeriCredit Corp. (b)	35,915
9,547	Capital One Financial Corp.	451,191

		487,106

	Containers & Packaging — 0.03%
2,572	Bemis Co., Inc.	70,421
228	Owens-Illinois, Inc. (b)	11,286
3,200	Sealed Air Corp.	74,048
6,300	Smurfit-Stone Container Corp. (b)	66,528
2,454	Sonoco Products Co.	80,197
2,508	Temple-Inland, Inc.	52,292

		354,772

Shares	Security Description	Value
	Distributors — 0.02%
4,067	Genuine Parts Co.	$188,302

	Diversified Consumer Services — 0.01%
7,040	Service Corp. International	98,912

	Diversified Financial Services — 1.21%
4,500	American Capital Strategies Ltd.	148,320
2,100	BancorpSouth, Inc.	49,581
107,349	Bank of America Corp.	4,429,220
4,500	CIT Group, Inc.	108,135
119,700	Citigroup, Inc.	3,523,968
10,993	Discover Financial Services	165,774
300	GLG Partners, Inc. (b)	4,080
836	Guaranty Financial Group, Inc. (b)	13,376
2,100	Invesco Ltd.	65,898
82,640	JP Morgan	3,607,236
3,898	Leucadia National Corp.	183,596
6,248	Marshall & Ilsley Corp.	165,447
1,200	MF Global Ltd. (b)	37,764
2,000	TFS Financial Corp. (b)	23,880
17,897	The Bank of New York Mellon Corp.	872,657
600	The Nasdaq Stock Market, Inc. (b)	29,694
100	The Student Loan Corp.	11,000
1,103	UnionBanCal Corp.	53,948

		13,493,574

	Diversified Telecommunication Services — 0.90%
149,099	AT&T, Inc.	6,196,554
2,576	CenturyTel, Inc.	106,801
6,560	Citizens Communications Co.	83,509
3,585	Embarq Corp.	177,565
38,700	Qwest Communications International, Inc. (b)	271,287
264	United States Cellular Corp. (b)	22,202
70,253	Verizon Communications, Inc.	3,069,354
4,999	Windstream Corp.	65,087

		9,992,359

	Electric Utilities — 0.56%
9,710	American Electric Power, Inc.	452,098
14,184	Dominion Resources, Inc.	673,031
1,242	DPL, Inc.	36,825
30,288	Duke Energy Corp.	610,909
7,826	Edison International	417,674
3,833	Energy East Corp.	104,296
4,794	Entergy Corp.	572,979
8,950	Exelon Corp.	730,678
9,808	FPL Group, Inc.	663,707
2,000	Great Plains Energy, Inc.	58,640
2,000	Hawaiian Electric Industries, Inc.	45,540
1,800	Integrys Energy Group, Inc.	93,042
3,798	Northeast Utilities	118,915
4,683	Pepco Holdings, Inc.	137,352

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Electric Utilities (continued)
2,398	Pinnacle West Capital Corp.	$101,699
2,316	PPL Corp.	120,641
6,170	Progress Energy, Inc.	298,813
2,700	Progress Energy, Inc. (b)(c)	0
8,164	Reliant Energy, Inc. (b)	214,223
4,400	Sierra Pacific Resources	74,712
18,102	The Southern Co.	701,453

		6,227,227

	Electrical Equipment — 0.04%
3,000	Cooper Industries Ltd., Class – A	158,640
3,306	Emerson Electric Co.	187,318
946	Hubbell, Inc., Class – B	48,814

		394,772

	Electronic Equipment & Instruments — 0.07%
1,260	Arrow Electronics, Inc. (b)	49,493
1,538	Avnet, Inc. (b)	53,784
948	AVX Corp.	12,722
3,600	Ingram Micro, Inc., Class – A (b)	64,944
1,600	Jabil Circuit, Inc.	24,432
1,400	Molex, Inc.	38,220
700	Rambus, Inc. (b)	14,658
8,500	Sanmina-SCI Corp. (b)	15,470
1,221	Tech Data Corp. (b)	46,056
12,050	Tyco Electronics Ltd.	447,416
3,655	Vishay Intertechnology, Inc. (b)	41,704

		808,899

	Energy Equipment & Services — 0.03%
300	ENSCO International, Inc.	17,886
2,400	Helmerich & Payne, Inc.	96,168
800	Nabors Industries Ltd. (b)	21,912
3,700	Patterson-UTI Energy, Inc.	72,224
1,070	Pride International, Inc. (b)	36,273
760	Rowan Cos., Inc.	29,989
600	SEACOR Holdings, Inc. (b)	55,644
466	Tidewater, Inc.	25,565
300	Unit Corp. (b)	13,875

		369,536

	Food & Drugs Retailing — 0.22%
1,600	BJ’s Wholesale Club, Inc. (b)	54,128
3,353	Costco Wholesale Corp.	233,905
16,636	CVS Caremark Corp.	661,281
6,252	Kroger Co.	166,991
15,908	Rite Aid Corp. (b)	44,383
10,600	Safeway, Inc.	362,626
5,049	SUPERVALU, Inc.	189,439
15,600	Wal-Mart Stores, Inc.	741,468

		2,454,221

Shares	Security Description	Value
	Food Products — 0.37%
15,745	Archer-Daniels-Midland Co.	$731,040
2,900	Bunge Ltd.	337,589
2,381	Campbell Soup Co.	85,073
11,991	ConAgra Foods, Inc.	285,266
1,700	Corn Products International, Inc.	62,475
2,950	Dean Foods Co.	76,287
5,000	Del Monte Foods Co.	47,300
7,199	General Mills, Inc.	410,343
3,537	H.J. Heinz Co.	165,107
1,809	Hormel Foods Corp.	73,228
1,900	Kellogg Co.	99,617
38,847	Kraft Foods, Inc.	1,267,578
1,148	McCormick & Co., Inc.	43,521
8,455	Sara Lee Corp.	135,787
2,674	Smithfield Foods, Inc. (b)	77,332
1,200	The Hershey Co.	47,280
1,400	The J.M. Smucker Co.	72,016
6,318	Tyson Foods, Inc., Class – A	96,855
700	William Wrigley Jr. Co.	40,985

		4,154,679

	Gas Utilities — 0.07%
1,900	AGL Resources, Inc.	71,516
1,700	Energen Corp.	109,191
748	Equitable Resources, Inc.	39,853
2,100	National Fuel Gas Co.	98,028
2,500	ONEOK, Inc.	111,925
2,736	Questar Corp.	148,018
2,580	Southern Union Co.	75,749
2,700	UGI Corp.	73,575

		727,855

	Health Care Equipment & Supplies — 0.09%
300	Beckman Coulter, Inc.	21,840
32,000	Boston Scientific Corp. (b)	372,160
11,950	Covidien Ltd.	529,265
1,227	Hillenbrand Industry, Inc.	68,381
300	Kinetic Concepts, Inc. (b)	16,068
700	The Cooper Cos., Inc.	26,600

		1,034,314

	Health Care Providers & Services — 0.11%
2,364	Aetna, Inc.	136,474
2,114	AmerisourceBergen Corp.	94,855
700	Brookdale Senior Living, Inc.	19,887
2,200	Community Health Systems, Inc. (b)	81,092
300	Coventry Health Care, Inc. (b)	17,775
5,600	Health Management Associates, Inc., Class – A	33,488
1,300	LifePoint Hospitals, Inc. (b)	38,662
540	McKesson Corp.	35,375
2,476	Omnicare, Inc.	56,478
300	Quest Diagnostics, Inc.	15,870

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Health Care Providers & Services (continued)
3,400	Tenet Healthcare Corp. (b)	$17,272
800	Universal Health Services, Inc., Class – B	40,960
7,619	WellPoint, Inc. (b)	668,415

		1,256,603

	Health Care Technology — 0.0%
500	IMS Health, Inc.	11,520

	Hotels, Restaurants & Leisure — 0.19%
6,200	Carnival Corp.	275,838
1,883	Harrah’s Entertainment, Inc.	167,116
800	International Speedway Corp., Class – A	32,944
22,984	McDonald’s Corp.	1,353,987
1,500	Penske Automotive Group, Inc.	26,190
3,300	Royal Caribbean Cruises Ltd.	140,052
4,012	Wyndham Worldwide Corp.	94,523

		2,090,650

	Household Durables — 0.11%
700	Black & Decker Corp.	48,755
2,700	Centex Corp.	68,202
7,872	D.R. Horton, Inc.	103,674
3,700	Fortune Brands, Inc.	267,732
900	Jarden Corp. (b)	21,249
1,800	KB HOME	38,880
4,140	Leggett & Platt, Inc.	72,201
3,148	Lennar Corp.	56,318
769	M.D.C Holdings, Inc.	28,553
1,372	Mohawk Industries, Inc. (b)	102,077
3,230	Newell Rubbermaid, Inc.	83,592
61	NVR, Inc. (b)	31,964
3,168	Pulte Homes, Inc.	33,391
1,421	Snap-On, Inc.	68,549
1,100	The Ryland Group, Inc.	30,305
1,300	The Stanley Works	63,024
3,100	Toll Brothers, Inc. (b)	62,186
590	Whirlpool Corp.	48,162

		1,228,814

	Household Products — 0.35%
200	Church & Dwight Co., Inc.	10,814
1,000	Colgate-Palmolive Co.	77,960
351	Energizer Holdings, Inc. (b)	39,358
5,713	Kimberly-Clark Corp.	396,139
46,049	Procter & Gamble Co.	3,380,917
287	The Clorox Co.	18,704

		3,923,892

Shares	Security Description	Value
	Independent Power Producers & Energy Traders — 0.02%
1,033	Constellation Energy Group, Inc.	$105,914
1,889	Mirant Corp. (b)	73,633
1,100	NRG Energy, Inc. (b)	47,674

		227,221

	Industrial Conglomerates — 0.76%
1,100	3M Co.	92,752
1,100	Carlisle Cos., Inc.	40,733
221,150	General Electric Co.	8,198,031
949	Teleflex, Inc.	59,796

		8,391,312

	Insurance — 1.15%
7,500	ACE Ltd.	463,350
1,000	AFLAC, Inc.	62,630
120	Alleghany Corp. (b)	48,240
1,400	Allied World Assurance Holdings Ltd.	70,238
2,410	Ambac Financial Group, Inc.	62,106
2,013	American Financial Group, Inc.	58,135
50,425	American International Group, Inc.	2,939,778
400	American National Insurance Co.	48,496
7,083	Aon Corp.	337,788
1,200	Arch Capital Group Ltd. (b)	84,420
1,863	Arthur J. Gallagher & Co.	45,066
2,900	Assurant, Inc.	194,010
3,800	AXIS Capital Holdings Ltd.	148,086
4,117	Cincinnati Financial Corp.	162,786
700	CAN Financial Corp.	23,604
4,600	Conseco, Inc. (b)	57,776
1,400	Endurance Specialty Holdings Ltd.	58,422
900	Erie Indemnity Co., Class – A	46,701
1,500	Everest Re Group Ltd.	150,600
5,189	Fidelity National Financial, Inc., Class – A	75,811
1,100	Hanover Insurance Group, Inc.	50,380
1,606	HCC Insurance Holdings, Inc.	46,060
6,541	Lincoln National Corp.	380,817
10,588	Loews Corp.	533,000
233	Markel Corp. (b)	114,426
12,500	Marsh & McLennan Cos., Inc.	330,875
3,056	MBIA, Inc.	56,933
600	Mercury General Corp.	29,886
11,431	MetLife, Inc.	704,378
1,200	Nationwide Financial Services, Inc.	54,012
5,435	Old Republic International Corp.	83,753
800	OneBeacon Insurance Group Ltd.	17,200
1,100	PartnerRe Ltd.	90,783
300	Philadelphia Consolidated Holding Corp. (b)	11,805
6,097	Principal Financial Group, Inc.	419,718

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Insurance (continued)
1,631	Protective Life Corp.	$66,904
800	Reinsurance Group of America, Inc.	41,984
1,700	RenaissanceRe Holdings Ltd.	102,408
2,300	Safeco Corp.	128,064
1,200	StanCorp Financial Group, Inc.	60,456
13,885	The Allstate Corp.	725,214
9,650	The Chubb Corp.	526,697
2,200	The First American Corp.	75,064
7,619	The Hartford Financial Services Group, Inc.	664,301
17,020	The Progressive Corp.	326,103
16,011	The Travelers Companies, Inc.	861,392
2,270	Torchmark Corp.	137,403
427	Transatlantic Holdings, Inc.	31,030
1,069	Unitrin, Inc.	51,301
8,595	Unum Corp.	204,475
2,855	W.R. Berkley Corp.	85,108
10,400	Wentworth Financial, Inc., Class – A	264,680
47	Wesco Financial Corp.	19,129
200	White Mountains Insurance Group Ltd.	102,810
3,900	XL Capital Ltd., Class – A	196,209

		12,732,801

	Internet & Catalog Retail — 0.03%
4,457	Expedia, Inc. (b)	140,930
3,957	IAC/InterActiveCorp. (b)	106,523
6,111	Liberty Media Corp. – Interactive, Class A (b)	116,598

		364,051

	Information Technology Services — 0.04%
1,400	Affiliated Computer Services, Inc., Class – A (b)	63,140
4,157	Computer Sciences Corp. (b)	205,647
5,025	Electronic Data Systems Corp.	104,168
734	Fidelity National Information Services, Inc.	30,527
1,000	The Western Union Co.	24,280
7,969	Unisys Corp. (b)	37,693

		465,455

	Leisure Equipment & Products — 0.03%
2,263	Brunswick Corp.	38,584
6,930	Eastman Kodak Co.	151,559
2,459	Hasbro, Inc.	62,901
5,100	Mattel, Inc.	97,104

		350,148

Shares	Security Description	Value
	Life Sciences Tools & Services — 0.05%
3,400	Applera Corp. – Applied Biosystems Group	$115,328
1,100	Charles River Laboratories International, Inc. (b)	72,380
700	Invitrogen Corp. (b)	65,387
2,100	PerkinElmer, Inc.	54,642
5,100	Thermo Electron Corp. (b)	294,168

		601,905

	Machinery — 0.27%
800	AGCO Corp. (b)	54,384
1,200	Crane Co.	51,480
10,368	Deere & Co.	965,468
3,400	Dover Corp.	156,706
3,100	Eaton Corp.	300,545
100	Flowserve Corp.	9,620
1,200	Gardner Denver, Inc. (b)	39,600
3,100	Illinois Tool Works, Inc.	165,974
6,100	Ingersoll-Rand Co., Ltd., Class – A	283,467
3,802	ITT Corp.	251,084
800	Kennametal, Inc.	30,288
300	Lincoln Electric Holdings, Inc.	21,354
260	Pall Corp.	10,483
4,179	Parker-Hannifin Corp.	314,721
2,310	Pentair, Inc.	80,411
1,267	SPX Corp.	130,311
2,336	The Timken Co.	76,738
300	Trinity Industries, Inc.	8,328

		2,950,962

	Marine — 0.01%
1,100	Alexander & Baldwin, Inc.	56,826

	Media — 0.48%
3,700	Cablevision Systems Corp., Class – A (b)	90,650
14,447	CBS Corp., Class – B	393,681
100	Central European Media Enterprises Ltd., Class – A (b)	11,598
9,453	Clear Channel Communications, Inc.	326,318
27,794	Comcast Corp., Class – A (b)	507,518
2,884	Discovery Holding Co., Class – A (b)	72,504
300	Dreamworks Animation SKG, Inc. (b)	7,662
5,687	Gannett Co., Inc.	221,793
600	Getty Images, Inc. (b)	17,400
500	Harte-Hanks, Inc.	8,650
600	Hearst-Argyle Television, Inc.	13,266
3,627	Idearc, Inc.	63,690
4,200	Interpublic Group of Cos., Inc. (b)	34,062
4,527	Liberty Global, Inc., Class – A (b)	177,413
3,105	Liberty Media Corp. – Capital, Series A (b)	361,701

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Media (continued)
18,628	News Corp., Class – A	$381,688
1,700	R. H. Donnelley Corp. (b)	62,016
500	Regal Entertainment Group, Class – A	9,035
2,100	The E.W. Scripps Co., Class – A	94,521
1,213	The McClatchy Co., Class – A	15,187
2,538	The New York Times Co., Class – A	44,491
27,025	The Walt Disney Co.	872,367
137	The Washington Post Co., Class – B	108,426
1,600	Time Warner Cable, Inc., Class – A (b)	44,160
78,102	Time Warner, Inc.	1,289,464
7,018	Virgin Media, Inc.	120,288
100	Warner Music Group Corp.	606

		5,350,155

	Metals & Mining — 0.20%
21,038	Alcoa, Inc.	768,939
600	Carpenter Technology Corp.	45,102
2,900	Commercial Metals Co.	85,115
1,583	Freeport-McMoran Copper & Gold, Inc., Class – B	162,163
6,000	Newmont Mining Corp.	292,980
5,600	Nucor Corp.	331,632
1,400	Reliance Steel & Aluminum Co.	75,880
1,500	Steel Dynamics, Inc.	89,355
2,852	United States Steel Corp.	344,835

		2,196,001

	Multi-Utilities — 0.36%
2,771	Alliant Energy Corp.	112,752
4,990	Ameren Corp.	270,508
5,500	CMS Energy Corp.	95,590
6,488	Consolidated Edison, Inc.	316,939
3,867	DTE Energy Co.	169,993
7,350	FirstEnergy Corp.	531,699
1,100	Lennox International, Inc.	45,562
4,391	MDU Resources Group, Inc.	121,235
6,612	NiSource, Inc.	124,901
2,538	NSTAR	91,926
2,207	OGE Energy Corp.	80,092
8,600	PG&E Corp.	370,574
6,149	Public Service Enterprise Group, Inc.	604,078
2,883	Puget Energy, Inc.	79,081
2,798	SCANA Corp.	117,936
6,317	Sempra Energy	390,896
5,100	TECO Energy, Inc.	87,771
1,903	Vectren Corp.	55,206
2,810	Wisconsin Energy Corp.	136,875
9,770	Xcel Energy, Inc.	220,509

		4,024,123

Shares	Security Description	Value
	Multiline Retail — 0.04%
1,400	Dillard’s, Inc., Class – A	$26,292
10,520	Macy’s, Inc.	272,153
471	Saks, Inc. (b)	9,778
1,788	Sears Holding Corp. (b)	182,465

		490,688

	Office Electronics — 0.03%
22,600	Xerox Corp. (b)	365,894

	Oil, Gas & Consumable Fuels — 2.49%
11,200	Anadarko Petroleum Corp.	735,728
7,990	Apache Corp.	859,245
2,200	Atmos Energy Corp.	61,688
4,600	Chesapeake Energy Corp.	180,320
51,974	Chevron Corp.	4,850,733
2,100	Cimarex Energy Co.	89,313
39,501	ConocoPhillips	3,487,938
600	Continental Resources, Inc. (b)	15,678
10,716	Devon Energy Corp.	952,760
6,612	Dynegy, Inc., Class – A (b)	47,210
16,915	El Paso Corp.	291,615
5,900	EOG Resources, Inc.	526,575
108,395	Exxon Mobil Corp.	10,155,527
2,000	Forest Oil Corp. (b)	101,680
1,300	Frontier Oil Corp.	52,754
400	Helix Energy Solutions Group, Inc. (b)	16,600
6,720	Hess Corp.	677,779
17,424	Marathon Oil Corp.	1,060,425
4,500	Murphy Oil Corp.	381,780
3,078	Newfield Exploration Co. (b)	162,211
3,560	Noble Energy, Inc.	283,091
20,106	Occidental Petroleum Corp.	1,547,961
800	Overseas Shipholding Group, Inc.	59,544
3,000	Pioneer Natural Resources Co.	146,520
2,709	Plains Exploration & Production Co. (b)	146,286
500	SandRidge Energy, Inc. (b)	17,930
15,344	Spectra Energy Corp.	396,182
1,500	St. Mary Land & Exploration Co.	57,915
2,818	Valero Energy Corp.	197,344
400	W & T Offshore, Inc.	11,984
400	Western Refining, Inc.	9,684
2,311	Williams Cos., Inc.	82,688

		27,664,688

	Paper & Forest Products — 0.09%
5,197	Domtar Corp. (b)	39,965
10,484	International Paper Co.	339,472
2,700	Louisiana-Pacific Corp.	36,936
4,493	MeadWestvaco Corp.	140,631
5,206	Weyerhaeuser Co.	383,890

		940,894

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Personal Products — 0.01%
1,818	Alberto-Culver Co.	$44,614
800	Avon Products, Inc.	31,624

		76,238

	Pharmaceuticals — 0.79%
12,200	Eli Lilly & Co.	651,358
43,800	Johnson & Johnson, Inc.	2,921,460
5,500	King Pharmaceuticals, Inc. (b)	56,320
9,109	Merck & Co., Inc.	529,324
169,800	Pfizer, Inc.	3,859,554
201	PharMerica Corp. (b)	2,790
978	Watson Pharmaceuticals, Inc. (b)	26,543
15,400	Wyeth	680,526

		8,727,875

	Real Estate Investment Trusts — 0.36%
2,401	AMB Property Corp.	138,201
9,594	Annaly Capital Management, Inc.	174,419
2,104	Apartment Investment & Management Co., Class – A	73,072
1,900	AvalonBay Communities, Inc.	178,866
2,466	Boston Properties, Inc.	226,403
2,100	Brandywine Realty Trust	37,653
1,258	BRE Properties, Class – A	50,987
1,400	Camden Property Trust	67,410
1,432	CapitalSource, Inc.	25,189
1,500	CBL & Associates Properties, Inc.	35,865
1,200	Colonial Properties Trust	27,156
2,916	Developers Diversified Realty Corp.	111,654
2,400	Douglas Emmett, Inc.	54,264
900	Duke Realty Corp.	23,472
6,671	Equity Residential	243,291
300	Essex Property Trust, Inc.	29,247
700	Federal Realty Investment Trust	57,505
1,836	Forestar Real Estate Group, Inc. (b)	43,311
2,299	General Growth Properties, Inc.	94,673
5,096	HCP, Inc.	177,239
1,700	Health Care REIT, Inc.	75,973
2,250	Hospitality Properties Trust	72,495
12,549	Host Hotels & Resorts, Inc.	213,835
5,200	HRPT Properties Trust	40,196
3,085	iStar Financial, Inc.	80,364
5,183	Kimco Realty Corp.	188,661
2,213	Liberty Property Trust	63,756
1,667	Mack-Cali Realty Corp.	56,678
4,003	Plum Creek Timber Co., Inc.	184,298
741	ProLogis	46,965
2,800	Public Storage, Inc.	205,548
1,862	Rayonier, Inc.	87,961

Shares	Security Description	Value
	Real Estate Investment Trusts (continued)
1,700	Regency Centers Corp.	$109,633
2,417	Simon Property Group, Inc.	209,941
1,397	SL Green Realty Corp.	130,564
600	Taubman Centers, Inc.	29,514
2,800	Thornburg Mortgage, Inc.	25,872
3,200	Vornado Realty Trust	281,440

		3,973,571

	Road & Rail — 0.10%
1,556	Avis Budget Group, Inc. (b)	20,228
500	Burlington Northern Santa Fe Corp.	41,615
300	Con-Way, Inc.	12,462
8,710	CSX Corp.	383,066
700	Kansas City Southern Industries, Inc. (b)	24,031
4,680	Norfolk Southern Corp.	236,059
1,387	Ryder System, Inc.	65,203
2,549	Union Pacific Corp.	320,205
1,400	YRC Worldwide, Inc. (b)	23,926

		1,126,795

	Semiconductors & Semiconductor Equipment — 0.04%
8,600	Advanced Micro Devices, Inc. (b)	64,500
11,424	Atmel Corp. (b)	49,352
1,500	Cree, Inc. (b)	41,205
1,900	Fairchild Semiconductor International, Inc. (b)	27,417
3,070	Integrated Device Technology, Inc. (b)	34,722
1,300	International Rectifier Corp. (b)	44,161
1,400	Intersil Corp., Class – A	34,272
7,272	LSI Logic Corp. (b)	38,614
11,900	Micron Technology, Inc. (b)	86,275
1,000	Novellus Systems (b)	27,570
2,400	Teradyne, Inc. (b)	24,816

		472,904

	Software — 0.06%
3,600	CA, Inc.	89,820
4,700	Cadence Design Systems, Inc. (b)	79,947
1,310	Compuware Corp. (b)	11,633
1,200	Fair Isaac Corp.	38,580
2,083	Metavante Technologies, Inc. (b)	48,567
7,100	Novell, Inc. (b)	48,777
18,870	Symantec Corp. (b)	304,562
200	VMware, Inc., Class – A (b)	16,998

		638,884

	Specialty Retail — 0.09%
400	AnnTaylor Stores Corp. (b)	10,224
3,517	AutoNation, Inc. (b)	55,076
1,100	Barnes & Noble, Inc.	37,895

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Specialty Retail (continued)
2,227	Circuit City Stores, Inc.	$9,353
200	Copart, Inc. (b)	8,510
3,629	Foot Locker, Inc.	49,572
17,175	Home Depot, Inc.	462,695
904	OfficeMax, Inc.	18,677
1,100	RadioShack Corp.	18,546
13,500	The Gap, Inc.	287,280

		957,828

	Textiles, Apparel & Luxury Goods — 0.02%
1,900	Jones Apparel Group, Inc.	30,381
2,292	Liz Claiborne, Inc.	46,642
2,200	V.F. Corp.	151,052

		228,075

	Thrifts & Mortgage Finance — 0.21%
2,051	Astoria Financial Corp.	47,727
200	Capitol Federal Financial	6,200
14,454	Countrywide Financial Corp.	129,219
23,600	Fannie Mae	943,528
9,737	Freddie Mac	331,740
7,900	Hudson City Bancorp, Inc.	118,658
1,894	IndyMac Bancorp, Inc.	11,269
2,024	MGIC Investment Corp.	45,398
7,749	New York Community Bancorp	136,227
1,980	Radian Group, Inc.	23,126
10,247	Sovereign Bancorp, Inc.	116,816
2,066	The PMI Group, Inc.	27,437
2,060	Washington Federal, Inc.	43,487
21,161	Washington Mutual, Inc.	288,001
1,400	Webster Financial Corp.	44,758

		2,313,591

	Tobacco — 0.19%
21,850	Altria Group, Inc.	1,651,423
1,100	Carolina Group	93,830
4,102	Reynolds American, Inc.	270,568
1,745	UST, Inc.	95,626

		2,111,447

	Trading Companies & Distributors — 0.01%
800	GATX Corp.	29,344
2,000	United Rentals, Inc. (b)	36,720
300	W.W. Grainger, Inc.	26,256

		92,320

	Water Utilities — 0.01%
2,916	Aqua America, Inc.	61,819

	Wireless Telecommunication Services — 0.09%
700	Clearwire Corp., Class – A (b)	9,597
1,000	Crown Castle International Corp. (b)	41,600
67,709	Sprint Nextel Corp.	889,019

Shares or Principal Amount	Security Description	Value
	Wireless Telecommunication Services (continued)
1,326	Telephone & Data Systems, Inc.	$83,008

		1,023,224

	Total SSgA Funds Management, Inc.	168,615,856

	Total Common Stocks (cost $968,459,570)	1,086,638,926

	Securities Held as Collateral for Securities on Loan — 2.12%
23,612,685	State Street Navigator Securities Lending Prime Portfolio 4.83%, (a)	23,612,685

	Total Securities Held as Collateral for Securities on Loan (cost $23,612,685)	23,612,685

	Time Deposits — 1.89%
	Institutional Capital Corp. — 1.48%
16,457,675	Liquidity Management Control System Time Deposit	16,457,675

	JS Asset Management — 0.40%
4,489,931	Liquidity Management Control System Time Deposit	4,489,931

	Total Time Deposits (cost $20,947,606)	20,947,606

	Money Market Funds — 0.46%
	SSgA Funds Management, Inc. — 0.46%
1,968,977	AIM Money Market Fund Prime Portfolio, 4.91% (d)	1,968,977
3,113,612	Federated Prime Obligations, 5.17% (d)	3,113,612

	Total Money Market Funds (cost $5,082,589)	5,082,589

	Treasury Bills — 0.04%
	SSgA Funds Management, Inc. — 0.04%
$405,000	U.S. Treasury Bills, 3.08%, 3/6/08 (e)(f)	402,816

	Total Treasury Bills — (cost $402,820)	402,816

	Mutual Fund — 0.08%
	JS Asset Management — 0.08%
11,470	iShares Russell 1000 Value Index Fund	921,614

	Total Mutual Fund (cost $957,995)	921,614

	Total Investments (cost $1,019,463,265) (g) — 102.39%	1,137,606,236
	Liabilities in excess of other assets — (2.39)%	(26,527,890)

	Net Assets — 100.00%	1,111,078,346

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2007 (Unaudited)

(a)	All or part of this security has been placed on loan as of December 31, 2007.

(b)	Represents non-income producing security.

(c)	Escrow Security due to bankruptcy.

(d)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on December 31, 2007. The maturity date represents the actual maturity date.

(e)	All or part of this security has been pledged as collateral for Futures contracts held by the Fund.

(f)	Rate disclosed represents effective yield at purchase.

(g)	Represents cost for financial reporting purposes.

ADR — American Depositary Receipt

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Long Positions	Market Value	Expiration	Unrealized Gain
34	S&P 500 E-mini Future	$2,511,240	Mar-08	$5,546
3	S&P 400 E-mini Future	259,440	Mar-08	4,384
3	Russell 1000® Future	1,207,575	Mar-08	5,684
3	Russell 1000 Value® Future	1,213,500	Mar-08	34,933

	Total Unrealized Gain			$50,547

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common Stocks — 97.84%
	Jennison Associates LLC — 36.14%
	Aerospace & Defense — 1.13%
77,400	Boeing Co.	$6,769,404
178,800	United Technologies Corp.	13,685,352

		20,454,756

	Beverages — 0.82%
196,400	PepsiCo, Inc.	14,906,760

	Biotechnology — 2.18%
88,200	Amgen, Inc. (a)	4,096,008
145,500	Genentech, Inc. (a)	9,758,685
555,800	Gilead Sciences, Inc. (a)	25,572,358

		39,427,051

	Capital Markets — 2.04%
595,200	Charles Schwab Corp.	15,207,360
46,600	Goldman Sachs Group, Inc.	10,021,330
140,600	Lazard Ltd., Class – A (b)	5,719,608
110,200	Merrill Lynch & Co., Inc.	5,915,536

		36,863,834

	Chemicals — 1.56%
152,600	Monsanto Co.	17,043,894
57,400	Potash Corp. of Saskatchewan, Inc.	8,263,304
31,500	The Mosaic Co. (a)	2,971,710

		28,278,908

	Communications Equipment — 3.78%
143,500	Ciena Corp. (a)(b)	4,894,785
648,000	Cisco Systems, Inc. (a)	17,541,360
214,400	Juniper Networks, Inc. (a)	7,118,080
519,600	Motorola, Inc.	8,334,384
249,400	Qualcomm, Inc.	9,813,890
182,000	Research In Motion Ltd. (a)	20,638,800

		68,341,299

	Computers & Peripherals — 2.20%
117,600	Apple, Inc. (a)	23,294,208
327,400	Hewlett Packard Co.	16,527,152

		39,821,360

	Consumer Finance — 0.30%
104,000	American Express Co.	5,410,080

	Diversified Financial Services — 0.77%
10,100	CME Group, Inc.	6,928,600
78,900	NYSE Euronext	6,925,053

		13,853,653

	Electrical Equipment — 0.86%
260,100	ABB Ltd. ADR	7,490,880
30,300	First Solar, Inc. (a)(b)	8,094,342

		15,585,222

	Electronic Equipment & Instruments — 0.20%
27,800	SunPower Corp., Class A (a)(b)	3,624,842

Shares	Security Description	Value
	Energy Equipment & Services — 0.68%
124,400	Schlumberger Ltd.	$12,237,228

	Food & Drugs Retailing — 1.02%
104,200	Costco Wholesale Corp.	7,268,992
167,800	CVS Caremark Corp.	6,670,050
109,800	Whole Foods Market, Inc. (b)	4,479,840

		18,418,882

	Health Care Equipment & Supplies — 1.97%
87,700	Alcon, Inc.	12,544,608
190,000	Baxter International, Inc.	11,029,500
80,700	Hologic, Inc. (a)	5,539,248
161,200	St. Jude Medical, Inc. (a)	6,551,168

		35,664,524

	Hotels, Restaurants & Leisure — 0.50%
264,500	Marriott International, Inc., Class – A (b)	9,040,610

	Household Products — 1.33%
217,400	Colgate-Palmolive Co.	16,948,504
97,200	Procter & Gamble Co.	7,136,424

		24,084,928

	Industrial Conglomerates — 0.95%
463,800	General Electric Co.	17,193,066

	Internet Software & Services — 2.25%
190,700	Akamai Technologies (a)	6,598,220
88,500	eBay, Inc. (a)	2,937,315
45,000	Google, Inc., Class – A (a)	31,116,600

		40,652,135

	Life Sciences Tools & Services — 0.61%
192,600	Thermo Fisher Scientific, Inc. (a)	11,109,168

	Media — 1.44%
432,100	News Corp., Class – A	8,853,729
529,500	The Walt Disney Co.	17,092,260

		25,945,989

	Multiline Retail — 0.30%
260,700	Saks, Inc. (a)(b)	5,412,132

	Oil, Gas & Consumable Fuels — 1.22%
165,500	Marathon Oil Corp.	10,072,330
126,200	Occidental Petroleum Corp.	9,716,138
39,200	Southwestern Energy Co. (a)	2,184,224

		21,972,692

	Pharmaceuticals — 4.17%
273,600	Abbott Laboratories	15,362,640
175,300	Elan Corp., PLC (a)	3,853,094
176,900	Merck & Co., Inc.	10,279,659
228,600	Mylan, Inc.	3,214,116
144,800	Roche Holdings AG – ADR	12,508,447
303,800	Schering-Plough Corp.	8,093,232
261,600	Teva Pharmaceutical Industries Ltd. – ADR	12,159,168

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Jennison Associates LLC (continued)
	Pharmaceuticals (continued)
225,200	Wyeth	$9,951,588

		75,421,944

	Semiconductors & Semiconductor Equipment — 0.51%
213,100	Intel Corp.	5,681,246
103,150	NVIDIA Corp. (a)	3,509,163

		9,190,409

	Software — 2.21%
369,500	Adobe Systems, Inc. (a)	15,788,735
656,300	Microsoft Corp.	23,364,280
10,000	VMware, Inc., Class – A (a)(b)	849,900

		40,002,915

	Specialty Retail — 0.09%
56,300	Urban Outfitters, Inc (a)(b)	1,534,738

	Textiles, Apparel & Luxury Goods — 1.05%
274,000	Coach, Inc. (a)	8,378,920
164,100	NIKE, Inc., Class – B	10,541,784
		18,920,704

	Total Jennison Associates LLC	653,369,829

	SSgA Funds Management, Inc. — 39.78%
	Aerospace & Defense — 1.39%
2,742	Alliant Techsystems, Inc. (a)	311,930
8,700	BE Aerospace, Inc. (a)	460,230
73,670	Boeing Co.	6,443,178
200	DRS Technologies, Inc.	10,854
5,300	General Dynamics Corp.	471,647
11,600	Goodrich Corp.	819,076
62,600	Honeywell International, Inc.	3,854,282
3,900	L-3 Communications Holdings, Inc.	413,166
32,800	Lockheed Martin Corp.	3,452,528
2,200	Northrop Grumman Corp.	173,008
12,733	Precision Castparts Corp.	1,766,067
21,300	Raytheon Co.	1,292,910
15,400	Rockwell Collins, Inc.	1,108,338
5,400	Spirit Aerosystems Holdings, Inc., Class – A (a)	186,300
56,726	United Technologies Corp.	4,341,808

		25,105,322

	Air Freight & Logistics — 0.48%
16,114	C.H. Robinson Worldwide, Inc.	872,090
19,828	Expeditors International of Washington, Inc.	885,915
24,300	FedEx Corp.	2,166,831
4,200	Frontline Ltd.	201,600
62,690	United Parcel Service, Inc., Class – B	4,433,437
8,600	UTI Worldwide, Inc.	168,560

		8,728,433

Shares	Security Description	Value
	Airlines — 0.09%
22,000	AMR Corp. (a)	$308,660
9,100	Continental Airlines, Class – B (a)	202,475
1,500	Copa Holdings SA, Class – A	56,355
25,800	Delta Air Lines, Inc. (a)	384,162
16,900	Northwest Airlines Corp. (a)	245,219
14,200	Southwest Airlines Co.	173,240
6,300	UAL Corp. (a)	224,658

		1,594,769

	Auto Components — 0.16%
4,100	Autoliv, Inc.	216,111
2,400	BorgWarner, Inc.	116,184
13,160	Gentex Corp.	233,853
19,600	Goodyear Tire & Rubber Co. (a)	553,112
43,554	Johnson Controls, Inc.	1,569,686
5,304	WABCO Holdings, Inc.	265,678

		2,954,624

	Automobiles — 0.07%
22,748	Harley-Davidson, Inc.	1,062,559
3,200	Thor Industries, Inc.	121,632

		1,184,191

	Beverages — 1.30%
45,007	Anheuser-Busch Cos., Inc.	2,355,666
5,228	Brown-Forman Corp., Class – B	387,447
6,337	Hansen Natural Corp. (a)	280,666
152,263	PepsiCo, Inc.	11,556,762
142,207	The Coca-Cola Co.	8,727,243
3,039	The Pepsi Bottling Group, Inc.	119,919

		23,427,703

	Biotechnology — 0.88%
72,864	Amgen, Inc. (a)	3,383,804
11,800	Amylin Pharmaceuticals, Inc. (a)	436,600
5,227	Biogen Idec, Inc. (a)	297,521
35,122	Celgene Corp. (a)	1,622,988
6,015	Cephalon, Inc. (a)	431,637
43,574	Genentech, Inc. (a)	2,922,508
24,780	Genzyme Corp. (a)	1,844,623
87,516	Gilead Sciences, Inc. (a)	4,026,611
5,700	ImClone Systems, Inc. (a)	245,100
16,851	Millennium Pharmaceuticals, Inc. (a)	252,428
10,600	PDL Biopharma, Inc. (a)	185,712
11,900	Vertex Pharmaceuticals, Inc. (a)	276,437

		15,925,969

	Building Products — 0.0%
1,900	Masco Corp.	41,059

	Capital Markets — 0.87%
2,800	Affiliated Managers Group, Inc. (a)	328,888
3,400	BlackRock, Inc., Class – A	737,120
87,959	Charles Schwab Corp.	2,247,352

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Capital Markets (continued)
13,900	E*Trade Group, Inc. (a)	$49,345
10,372	Eaton Vance Corp.	470,993
8,220	Federated Investors, Inc.	338,335
15,600	Franklin Resources, Inc.	1,785,108
16,647	Goldman Sachs Group, Inc.	3,579,937
4,000	Investment Technology Group, Inc. (a)	190,360
12,400	Janus Capital Group, Inc.	407,340
4,500	Lazard Ltd., Class – A	183,060
5,100	Legg Mason, Inc.	373,065
20,300	Merrill Lynch & Co., Inc.	1,089,704
5,800	Morgan Stanley	308,038
17,419	Northern Trust Corp.	1,333,947
11,600	SEI Investments Co.	373,172
24,994	T. Rowe Price Group, Inc.	1,521,635
23,200	TD Ameritrade Holding Corp. (a)	465,392

		15,782,791

	Chemicals — 0.77%
9,450	Air Products & Chemicals, Inc.	932,054
6,700	Airgas, Inc.	349,137
7,700	Albemarle Corp.	317,625
4,900	Cabot Corp.	163,366
7,500	Celanese Corp., Class – A	317,400
13,300	E.I. du Pont de Nemours & Co.	586,397
16,240	Ecolab, Inc.	831,650
6,300	International Flavors & Fragrance, Inc.	303,219
1,600	Lubrizol Corp.	86,656
50,700	Monsanto Co.	5,662,683
13,700	Nalco Holding Co.	331,266
29,900	Praxair, Inc.	2,652,429
7,600	Rohm & Haas Co.	403,332
9,000	RPM International, Inc.	182,700
3,400	Sigma-Aldrich Corp.	185,640
6,300	The Mosaic Co. (a)	594,342
719	The Scotts Miracle-Gro Co., Class – A	26,905
1,500	The Valspar Corp.	33,810

		13,960,611

	Commercial Banks — 0.04%
1,400	Bank of Hawaii Corp.	71,596
4,722	Commerce Bancorp, Inc.	180,097
13,780	People’s United Financial, Inc.	245,284
10,220	Synovus Financial Corp.	246,098

		743,075

	Commercial Services & Supplies — 0.46%
4,761	Allied Waste Industries, Inc. (a)	52,466
8,370	Avery Dennison Corp.	444,782
6,739	ChoicePoint, Inc. (a)	245,434

Shares	Security Description	Value
	Commercial Services & Supplies (continued)
9,971	Cintas Corp.	$335,225
5,900	Copart, Inc. (a)	251,045
11,200	Corrections Corp. of America (a)	330,512
5,416	Dun & Bradstreet Corp.	480,020
13,004	Equifax, Inc.	472,826
2,700	Genpact Ltd. (a)	41,121
19,500	Hertz Global Holdings, Inc. (a)	309,855
5,100	Hewitt Associates, Inc., Class – A (a)	195,279
16,191	Hlth Corp. (a)	216,959
4,800	HNI Corp.	168,288
7,700	Manpower, Inc.	438,130
11,211	Monster Worldwide, Inc. (a)	363,236
17,100	Pitney Bowes, Inc.	650,484
13,950	Republic Services, Inc., Class – A	437,333
13,849	Robert Half International, Inc.	374,477
5,200	Steelcase, Inc., Class – A	82,524
8,012	Stericycle, Inc. (a)	475,913
4,100	The Brink’s Co.	244,934
3,500	The Corporate Executive Board Co.	210,350
18,403	Total Systems Services, Inc.	515,284
1,400	URS Corp. (a)	76,062
26,859	Waste Management, Inc.	877,484

		8,290,023

	Communications Equipment — 1.55%
8,200	Ciena Corp. (a)	279,702
567,295	Cisco Systems, Inc. (a)	15,356,676
5,700	Commscope, Inc. (a)	280,497
146,660	Corning, Inc.	3,518,373
7,600	F5 Networks, Inc. (a)	216,752
12,600	Harris Corp.	789,768
9,762	JDS Uniphase Corp. (a)	129,835
34,148	Juniper Networks, Inc. (a)	1,133,713
4,700	Leap Wireless International, Inc. (a)	219,208
156,012	Qualcomm, Inc.	6,139,072

		28,063,596

	Computers & Peripherals — 2.87%
80,877	Apple Computer, Inc. (a)	16,020,116
212,031	Dell, Inc. (a)	5,196,880
6,000	Diebold, Inc.	173,880
196,173	EMC Corp. (a)	3,635,086
249,934	Hewlett Packard Co.	12,616,668
101,614	International Business Machines Corp.	10,984,473
16,126	Iron Mountain, Inc. (a)	596,985
4,474	Lexmark International, Inc. (a)	155,964
1,900	NCR Corp. (a)	47,690
32,137	Network Appliance, Inc. (a)	802,139
13,400	QLogic Corp. (a)	190,280
12,300	SanDisk Corp. (a)	407,991
18,900	Seagate Technology	481,950

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Computers & Peripherals (continued)
20,900	Sun Microsystems, Inc. (a)	$378,917
1,900	Teradata Corp. (a)	52,079
5,700	Western Digital Corp. (a)	172,197

		51,913,295

	Construction & Engineering — 0.23%
8,200	Fluor Corp.	1,194,904
6,700	Foster Wheeler Ltd. (a)	1,038,634
11,000	Jacobs Engineering Group, Inc. (a)	1,051,710
15,100	Quanta Services, Inc. (a)	396,224
6,900	The Shaw Group, Inc. (a)	417,036

		4,098,508

	Construction Materials — 0.08%
4,400	Eagle Materials, Inc.	156,112
4,000	Martin Marietta Materials, Inc.	530,400
9,930	Vulcan Materials Co.	785,390

		1,471,902

	Consumer Finance — 0.33%
96,380	American Express Co.	5,013,688
700	AmeriCredit Corp. (a)	8,953
38,711	SLM Corp.	779,639
5,650	The First Marblehead Corp.	86,445

		5,888,725

	Containers & Packaging — 0.12%
9,200	Ball Corp.	414,000
15,000	Crown Holdings, Inc. (a)	384,750
13,500	Owens-Illinois, Inc. (a)	668,250
8,600	Packaging Corp. of America	242,520
12,100	Pactiv Corp. (a)	322,223
1,892	Sealed Air Corp.	43,781

		2,075,524

	Diversified Consumer Services — 0.12%
13,331	Apollo Group, Inc., Class – A (a)	935,170
8,800	Career Education Corp. (a)	221,232
30,344	H & R Block, Inc.	563,488
3,700	ITT Educational Services, Inc. (a)	315,499
3,347	Weight Watchers International, Inc.	151,217

		2,186,606

	Diversified Financial Services — 0.69%
12,187	Broadridge Financial Solutions, Inc.	273,354
5,094	CME Group, Inc.	3,494,484
2,600	Discover Financial Services	39,208
3,800	GLG Partners, Inc. (a)	51,680
6,500	InterContinental Exchange, Inc. (a)	1,251,250
31,000	Invesco Ltd.	972,780
4,700	MF Global Ltd. (a)	147,909
20,810	Moody’s Corp.	742,917
8,500	Nymex Holdings, Inc.	1,135,685

Shares	Security Description	Value
	Diversified Financial Services (continued)
24,600	NYSE Euronext	$2,159,142
2,800	TFS Financial Corp. (a)	33,432
36,600	The Bank of New York Mellon Corp.	1,784,616
8,600	The Nasdaq Stock Market, Inc. (a)	425,614

		12,512,071

	Diversified Telecommunication Services — 0.07%
5,200	Citizens Communications Co.	66,196
145,900	Level 3 Communications, Inc. (a)	443,536
5,000	Metropcs Communications, Inc. (a)	97,250
7,100	NeuStar, Inc. (a)	203,628
500	United States Cellular Corp. (a)	42,050
24,100	Windstream Corp.	313,782

		1,166,442

	Electric Utilities — 0.27%
15,400	Allegheny Energy, Inc.	979,594
5,300	DPL, Inc.	157,145
28,200	Exelon Corp.	2,302,248
27,079	PPL Corp.	1,410,545
3,600	Sierra Pacific Resources	61,128

		4,910,660

	Electrical Equipment — 0.42%
10,150	AMETEK, Inc.	475,426
5,700	Cooper Industries Ltd., Class – A	301,416
61,600	Emerson Electric Co.	3,490,256
3,300	First Solar, Inc. (a)	881,562
5,000	General Cable Corp. (a)	366,400
2,000	Hubbell, Inc., Class – B	103,200
7,450	IDEX Corp.	269,169
14,700	Rockwell Automation, Inc.	1,013,712
8,004	Roper Industries, Inc.	500,570
5,200	Thomas & Betts Corp. (a)	255,008

		7,656,719

	Electronic Equipment & Instruments — 0.32%
34,649	Agilent Technologies, Inc. (a)	1,273,004
17,000	Amphenol Corp., Class – A	788,290
6,400	Arrow Electronics, Inc. (a)	251,392
8,000	Avnet, Inc. (a)	279,760
3,900	Dolby Laboratories, Inc., Class – A (a)	193,908
10,644	Garmin Ltd.	1,032,468
9,955	Jabil Circuit, Inc.	152,013
3,544	Mettler-Toledo International, Inc. (a)	403,307
6,751	Molex, Inc.	184,302
5,550	National Instruments Corp.	184,982
7,400	Rambus, Inc. (a)	154,956
19,017	Sanmina SCI Corp. (a)	34,611
2,400	SunPower Corp., Class – A (a)	312,936
11,200	Trimble Navigation Ltd. (a)	338,688

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Electronic Equipment & Instruments (continued)
5,800	VeriFone Holdings, Inc. (a)	$134,850
3,800	Vishay Intertechnology, Inc. (a)	43,358

		5,762,825

	Energy Equipment & Services — 1.97%
30,110	Baker Hughes, Inc.	2,441,921
27,400	BJ Services Co.	664,724
20,516	Cameron International Corp. (a)	987,435
6,400	Diamond Offshore Drilling, Inc.	908,800
8,300	Dresser-Rand Group, Inc. (a)	324,115
13,100	ENSCO International, Inc.	781,022
12,100	FMC Technologies, Inc. (a)	686,070
8,200	Global Industries Ltd. (a)	175,644
11,655	Grant Prideco, Inc. (a)	646,969
85,466	Halliburton Co.	3,240,016
22,500	Nabors Industries Ltd. (a)	616,275
33,396	National Oilwell Varco, Inc. (a)	2,453,270
25,302	Noble Corp.	1,429,816
4,900	Oceaneering International, Inc. (a)	330,015
11,614	Pride International, Inc. (a)	393,715
7,646	Rowan Cos., Inc.	301,711
110,181	Schlumberger Ltd.	10,838,505
18,520	Smith International, Inc.	1,367,702
7,800	Superior Energy, Inc. (a)	268,476
6,700	TETRA Technologies, Inc. (a)	104,319
3,381	Tidewater, Inc.	185,482
29,253	Transocean, Inc. (a)	4,187,567
3,100	Unit Corp. (a)	143,375
31,600	Weatherford International Ltd. (a)	2,167,760

		35,644,704

	Food & Drugs Retailing — 1.11%
28,600	Costco Wholesale Corp.	1,995,136
73,925	CVS Caremark Corp.	2,938,519
4,400	Herbalife Ltd.	177,232
41,544	Kroger Co.	1,109,640
57,540	Sysco Corp.	1,795,824
165,574	Wal-Mart Stores, Inc.	7,869,732
93,466	Walgreen Co.	3,559,185
12,776	Whole Foods Market, Inc. (b)	521,261

		19,966,529

	Food Products — 0.26%
11,900	Campbell Soup Co.	425,187
1,200	Dean Foods Co.	31,032
2,400	General Mills, Inc.	136,800
17,000	H.J. Heinz Co.	793,560
10,870	Hershey Foods Corp.	428,278
15,100	Kellogg Co.	791,693
8,360	McCormick & Co., Inc.	316,928
36,400	Sara Lee Corp.	584,584
19,932	William Wrigley Jr., Co.	1,167,018

		4,675,080

Shares	Security Description	Value
	Gas Utilities — 0.04%
8,600	Equitable Resources, Inc.	$458,208
5,700	Questar Corp.	308,370

		766,578

	Health Care Equipment & Supplies — 1.24%
5,200	Advanced Medical Optics, Inc. (a)	127,556
61,037	Baxter International, Inc.	3,543,198
4,875	Beckman Coulter, Inc.	354,900
22,788	Becton, Dickinson & Co.	1,904,621
36,600	Brocade Communications Systems, Inc. (a)	268,644
9,700	C.R. Bard, Inc.	919,560
13,890	Dentsply International, Inc.	625,328
5,600	Edwards Lifesciences Corp. (a)	257,544
4,700	Gen-Probe, Inc. (a)	295,771
900	Hillenbrand Industry, Inc.	50,157
100	Hologic, Inc. (a)	6,864
14,900	Hospira, Inc. (a)	635,336
5,800	IDEXX Laboratories, Inc. (a)	340,054
3,500	Intuitive Surgical, Inc. (a)	1,135,750
3,800	Kinetic Concepts, Inc. (a)	203,528
106,956	Medtronic, Inc.	5,376,678
7,100	ResMed, Inc. (a)	372,963
6,785	Respironics, Inc. (a)	444,282
2,000	Riverbed Technology, Inc. (a)	53,480
31,848	St. Jude Medical, Inc. (a)	1,294,303
28,160	Stryker Corp.	2,104,115
1,700	The Cooper Cos., Inc.	64,600
12,200	Varian Medical Systems, Inc. (a)	636,352
22,270	Zimmer Holdings, Inc. (a)	1,473,160

		22,488,744

	Health Care Providers & Services — 1.57%
38,600	Aetna, Inc.	2,228,378
7,600	AmerisourceBergen Corp.	341,012
800	Brookdale Senior Living, Inc.	22,728
33,830	Cardinal Health, Inc.	1,953,683
27,100	CIGNA Corp.	1,456,083
680	Community Health Systems, Inc. (a)	25,065
13,680	Coventry Health Care, Inc. (a)	810,540
9,892	DaVita, Inc. (a)	557,414
20,644	Express Scripts, Inc. (a)	1,507,012
10,600	Health Net, Inc. (a)	511,980
8,077	Henry Schein, Inc. (a)	495,928
15,900	Humana, Inc. (a)	1,197,429
11,200	Laboratory Corp. of America Holdings (a)	845,936
8,060	Lincare Holdings, Inc. (a)	283,390
25,710	McKesson Corp.	1,684,262
26,321	Medco Health Solutions, Inc. (a)	2,668,949
1,260	Omnicare, Inc.	28,741
13,092	Patterson Cos., Inc. (a)	444,473

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Health Care Providers & Services (continued)
4,700	Pediatrix Medical Group, Inc. (a)	$320,305
13,636	Quest Diagnostics, Inc.	721,344
5,223	Sierra Health Services, Inc. (a)	219,157
34,000	Tenet Healthcare Corp. (a)	172,720
125,057	UnitedHealth Group, Inc.	7,278,318
1,357	Universal Health Services, Class – B	69,478
7,500	VCA Antech, Inc. (a)	331,725
3,900	Wellcare Group, Inc. (a)	165,399
23,911	WellPoint, Inc. (a)	2,097,712

		28,439,161

	Health Care Technology — 0.04%
6,000	Cerner Corp. (a)	338,400
16,314	IMS Health, Inc.	375,875
500	WebMD Health Corp., Class – A (a)	20,535

		734,810

	Hotels, Restaurants & Leisure — 0.83%
5,200	Boyd Gaming Corp.	177,164
10,100	Brinker International, Inc.	197,556
5,500	Burger King Holdings, Inc.	156,805
17,100	Carnival Corp.	760,779
3,600	Choice Hotels International, Inc.	119,520
12,964	Darden Restaurants, Inc.	359,233
10,100	Harrah’s Entertainment, Inc.	896,375
29,495	International Game Technology, Inc.	1,295,715
9,655	Las Vegas Sands Corp. (a)	994,948
30,256	Marriott International, Inc., Class – A	1,034,150
23,273	McDonald’s Corp.	1,371,012
11,080	MGM MIRAGE, Inc. (a)	930,942
3,500	Orient-Express Hotel Ltd., Class – A ADR	201,320
2,800	Panera Bread Co., Class – A (a)	100,296
7,000	Penn National Gaming, Inc. (a)	416,850
5,600	Scientific Games Corp., Class – A (a)	186,200
69,562	Starbucks Corp. (a)	1,423,934
18,384	Starwood Hotels & Resorts Worldwide, Inc.	809,448
6,733	The Cheesecake Factory, Inc. (a)	159,639
17,799	Tim Hortons, Inc.	657,317
8,518	Wendy’s International, Inc.	220,105
1,160	Wyndham Worldwide Corp.	27,330
5,000	Wynn Resorts Ltd.	560,650
48,600	YUM! Brands, Inc.	1,859,922

		14,917,210

Shares	Security Description	Value
	Household Durables — 0.10%
3,000	Black & Decker Corp.	$208,950
500	Centex Corp.	12,630
6,166	Harman International Industries, Inc.	454,496
3,400	Jarden Corp. (a)	80,274
13,700	Newell Rubbermaid, Inc.	354,556
221	NVR, Inc. (a)	115,804
6,500	Pulte Homes, Inc.	68,510
2,300	The Stanley Works	111,504
5,300	Whirlpool Corp.	432,639

		1,839,363

	Household Products — 0.82%
6,000	Church & Dwight Co., Inc.	324,420
44,159	Colgate-Palmolive Co.	3,442,636
3,800	Energizer Holdings, Inc. (a)	426,094
17,598	Kimberly-Clark Corp.	1,220,245
116,586	Procter & Gamble Co.	8,559,744
11,800	The Clorox Co.	769,006

		14,742,145

	Independent Power Producers & Energy Traders — 0.23%
12,899	Constellation Energy Group	1,322,534
16,000	Mirant Corp. (a)	623,680
18,300	NRG Energy, Inc. (a)	793,122
61,830	The AES Corp. (a)	1,322,544

		4,061,880

	Industrial Conglomerates — 0.68%
62,912	3M Co.	5,304,740
1,500	Carlisle Cos., Inc.	55,545
106,694	General Electric Co.	3,955,146
20,554	McDermott International, Inc. (a)	1,213,303
23,400	Textron, Inc.	1,668,420

		12,197,154

	Insurance — 0.28%
1,600	ACE Ltd.	98,848
42,033	AFLAC, Inc.	2,632,527
14,737	American International Group, Inc.	859,167
2,169	Arthur J. Gallagher & Co.	52,468
10,008	Brown & Brown, Inc.	235,188
11,187	Covanta Holding Corp. (a)	309,432
1,100	Erie Indemnity Co., Class – A	57,079
200	Hanover Insurance Group, Inc.	9,160
5,000	HCC Insurance Holdings, Inc.	143,400
1,100	PartnerRe Ltd.	90,783
3,900	Philadelphia Consolidated Holding Corp. (a)	153,465
1,400	Principal Financial Group, Inc.	96,376
925	Transatlantic Holding, Inc.	67,220
3,987	W.R. Berkley Corp.	118,853
1,900	XL Capital Ltd., Class – A	95,589

		5,019,555

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Internet & Catalog Retail — 0.19%
28,600	Amazon.com, Inc. (a)	$2,649,504
6,000	Coldwater Creek, Inc. (a)	40,140
977	IAC/InterActiveCorp. (a)	26,301
35,325	Liberty Interactive Group (a)	674,001
3,300	NutriSystem, Inc. (a)	89,034

		3,478,980

	Internet Software & Services — 1.23%
14,917	Akamai Technologies, Inc. (a)	516,128
106,896	eBay, Inc. (a)	3,547,878
21,448	Google, Inc., Class – A (a)	14,830,863
20,663	VeriSign, Inc. (a)	777,136
113,178	Yahoo!, Inc. (a)	2,632,520

		22,304,525

	Information Technology Services — 0.76%
55,100	Accenture Ltd., Class – A	1,985,253
6,600	Acxiom Corp.	77,418
3,395	Affiliated Computer Services, Inc., Class – A (a)	153,115
7,175	Alliance Data Systems Corp. (a)	538,053
51,950	Automatic Data Processing, Inc.	2,313,334
26,400	Cognizant Tech Solutions Corp. (a)	896,016
5,151	DST Systems, Inc. (a)	425,215
28,230	Electronic Data Systems Corp.	585,208
15,280	Fidelity National Information Services, Inc.	635,495
15,760	Fiserv, Inc. (a)	874,522
7,400	Global Payments, Inc.	344,248
7,511	Mastercard, Inc., Class – A	1,616,367
7,100	MoneyGram International, Inc.	109,127
31,999	Paychex, Inc.	1,159,004
17,600	Red Hat, Inc. (a)	366,784
68,522	The Western Union Co.	1,663,714

		13,742,873

	Leisure Equipment & Products — 0.03%
4,700	Hasbro, Inc.	120,226
16,900	Mattel, Inc.	321,776
4,000	Pool Corp.	79,320

		521,322

	Life Sciences Tools & Services — 0.21%
2,900	Applera Corp. – Applied Biosystems Group	98,368
2,231	Charles River Laboratories International, Inc. (a)	146,800
5,900	Covance, Inc. (a)	511,058
1,447	Invitrogen Corp. (a)	135,164
4,930	Millipore Corp. (a)	360,777
2,589	PerkinElmer, Inc.	67,366
9,526	Pharmaceutical Product Development, Inc.	384,564

Shares	Security Description	Value
	Life Sciences Tools & Services (continued)
3,600	Techne Corp. (a)	$237,780
19,266	Thermo Electron Corp. (a)	1,111,263
9,610	Waters Corp. (a)	759,863

		3,813,003

	Machinery — 0.96%
5,700	AGCO Corp. (a)	387,486
59,853	Caterpillar, Inc.	4,342,934
9,608	Cummins Engine, Inc.	1,223,771
23,012	Danaher Corp.	2,019,073
2,200	Deere & Co.	204,864
7,300	Donaldson Co., Inc.	338,574
6,400	Dover Corp.	294,976
1,500	Eaton Corp.	145,425
4,800	Flowserve Corp.	461,760
5,850	Graco, Inc.	217,971
7,700	Harsco Corp.	493,339
34,500	Illinois Tool Works, Inc.	1,847,130
1,600	Ingersoll-Rand Co. Ltd., Class – A	74,352
2,008	ITT Corp.	132,608
9,950	Joy Global, Inc.	654,909
3,800	Kennametal, Inc.	143,868
2,500	Lincoln Electric Holding, Inc.	177,950
11,900	Manitowoc Co., Inc.	581,077
6,700	Oshkosh Truck Corp.	316,642
35,025	PACCAR, Inc.	1,908,162
10,600	Pall Corp.	427,392
9,743	Terex Corp. (a)	638,848
4,000	Toro Co.	217,760
6,300	Trinity Industries, Inc.	174,888

		17,425,759

	Marine — 0.01%
4,900	Kirby Corp. (a)	227,752

	Media — 1.20%
6,300	Cablevision Systems Corp., New York Group, Class – A (a)	154,350
3,000	Central Eurpoean Media Enterprises Ltd., Class – A (a)	347,940
1	Citadel Broadcasting Co.	2
10,100	Clear Channel Communications, Inc., Class – A	348,652
3,300	Clear Channel Outdoor Holdings, Inc. (a)	91,278
168,757	Comcast Corp., Class – A (a)	3,081,503
4,500	CTC Media, Inc. (a)	135,900
66,570	DirecTV Group, Inc. (a)	1,539,098
14,620	Discovery Holding Co., Class – A (a)	367,547
5,000	Dreamworks Animation SKG, Inc. (a)	127,700
19,220	EchoStar Communications Corp., Class – A (a)	724,978

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Media (continued)
2,100	Getty Images, Inc. (a)	$60,900
3,056	Harte-Hanks, Inc.	52,869
4,700	John Wiley & Sons, Inc.	201,301
7,516	Lamar Advertising Co.	361,294
18,070	Liberty Global, Inc., Class – A (a)	708,163
4,200	Meredith Corp.	230,916
1,100	MSCI, Inc., Class – A (a)	42,240
140,934	News Corp., Class – A	2,887,738
31,138	Omnicom Group, Inc.	1,479,989
5,300	Regal Entertainment Group, Class – A	95,771
131,900	Sirius Satellite Radio, Inc. (a)	399,657
25,006	The Interpublic Group of Cos., Inc. (a)	202,799
32,226	The McGraw-Hill Cos., Inc.	1,411,821
3,100	The New York Times Co., Class – A	54,343
81,659	The Walt Disney Co.	2,635,953
7,400	Time Warner Cable, Inc., Class – A (a)	204,240
49,520	Time Warner, Inc.	817,575
57,236	Viacom, Inc., Class – B (a)	2,513,805
3,800	Warner Music Group Corp.	23,028
26,000	XM Satellite Radio Holdings, Inc., Class – A (a)	318,240

		21,621,590

	Metals & Mining — 0.42%
10,400	AK Steel Holding Corp. (a)	480,896
9,400	Allegheny Technologies, Inc.	812,160
2,600	Carpenter Technology	195,442
4,000	Cleveland-Cliffs, Inc.	403,200
29,400	Freeport-McMoRan Copper & Gold, Inc., Class – B	3,011,736
7,600	Massey Energy Co.	271,700
16,800	Newmont Mining Corp.	820,344
6,400	Nucor Corp.	379,008
2,438	Patriot Coal Corp. (a)	101,762
800	Reliance Steel & Aluminum Co.	43,360
6,700	Southern Copper Corp.	704,371
2,700	Steel Dynamics, Inc.	160,839
5,877	Titanium Metals Corp.	155,447

		7,540,265

	Multi-Utilities — 0.07%
29,900	CenterPoint Energy, Inc.	512,187
1,100	Lennox International, Inc.	45,562
16,814	Trane, Inc.	785,382

		1,343,131

	Multiline Retail — 0.44%
9,800	Big Lots, Inc. (a)	156,702

Shares	Security Description	Value
	Multiline Retail (continued)
8,872	Dollar Tree Stores, Inc. (a)	$229,962
13,805	Family Dollar Stores, Inc.	265,470
20,708	J.C. Penney Co., Inc.	910,945
30,174	Kohl’s Corp. (a)	1,381,969
23,010	Nordstrom, Inc.	845,158
10,500	Saks, Inc. (a)	217,980
79,870	Target Corp.	3,993,500

		8,001,686

	Office Electronics — 0.01%
6,775	Zebra Technologies Corp., Class – A (a)	235,092

	Oil, Gas & Consumable Fuels — 1.50%
13,300	Arch Coal, Inc.	597,569
8,800	Cabot Oil & Gas Corp., Class – A	355,256
4,200	Cheniere Energy, Inc. (a)	137,088
25,100	Chesapeake Energy Corp.	983,920
2,100	CNX Gas Corp. (a)	67,095
16,800	CONSOL Energy, Inc.	1,201,536
2,000	Continental Resources, Inc. (a)	52,260
23,100	Denbury Resources, Inc. (a)	687,225
6,100	Dynegy, Inc., Class – A (a)	43,554
107,206	Exxon Mobil Corp.	10,044,130
4,400	Foundation Coal Holdings, Inc.	231,000
5,000	Frontier Oil Corp.	202,900
7,000	Helix Energy Solutions Group, Inc. (a)	290,500
3,900	Holly Corp.	198,471
1	Hugoton Royalty Trust	23
2,100	Noble Energy, Inc.	166,992
24,989	Peabody Energy Corp.	1,540,322
4,900	Quicksilver Resources, Inc. (a)	291,991
13,850	Range Resources Corp.	711,336
1,200	SandRidge Energy, Inc. (a)	43,032
16,100	Southwestern Energy Co. (a)	897,092
11,500	Sunoco, Inc.	833,060
12,400	Tesoro Corp.	591,480
40,600	Valero Energy Corp.	2,843,218
1,300	W&T Offshore, Inc.	38,948
1,200	Western Refining, Inc.	29,052
46,700	Williams Cos., Inc.	1,670,926
45,308	XTO Energy, Inc.	2,326,993

		27,076,969

	Paper & Forest Products — 0.01%
22,200	Domtar Corp. (a)	170,718

	Personal Products — 0.12%
1,600	Alberto-Culver Co.	39,264
38,000	Avon Products, Inc.	1,502,140
3,400	Bare Escentuals, Inc. (a)	82,450
4,800	NBTY, Inc. (a)	131,520
10,155	The Estee Lauder Cos., Inc., Class – A	442,860

		2,198,234

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Pharmaceuticals — 2.41%
144,013	Abbott Laboratories	$8,086,330
28,356	Allergan, Inc.	1,821,590
2,350	APP Pharmaceuticals, Inc. (a)	24,135
10,002	Barr Laboratories, Inc. (a)	531,106
183,220	Bristol-Myers Squibb Co.	4,858,994
45,633	Eli Lilly & Co.	2,436,346
11,800	Endo Pharmaceuticals Holdings, Inc. (a)	314,706
29,449	Forest Laboratories, Inc., Class – A (a)	1,073,416
101,599	Johnson & Johnson	6,776,653
166,947	Merck & Co., Inc.	9,701,290
29,118	Mylan Laboratories, Inc.	409,399
588	New Abraxis, Inc. (a)	40,402
633	PharMerica Corp. (a)	8,786
151,297	Schering-Plough Corp.	4,030,552
9,900	Sepracor, Inc. (a)	259,875
7,900	Warner Chilcott Ltd., Class – A (a)	140,067
5,200	Watson Pharmaceuticals, Inc. (a)	141,128
66,135	Wyeth	2,922,506

		43,577,281

	Real Estate Investment Trusts — 0.30%
700	Apartment Investment & Management Co., Class – A	24,311
6,981	CapitalSource, Inc.	122,796
9,700	Duke Realty Corp.	252,976
1,000	Essex Property Trust, Inc.	97,490
2,700	Federal Realty Investment Trust	221,805
10,930	General Growth Properties, Inc.	450,097
1,200	Health Care REIT, Inc.	53,628
3,097	Kilroy Realty Corp.	170,211
1,500	Plum Creek Timber Co., Inc.	69,060
21,136	ProLogis	1,339,600
852	Public Storage, Inc.	62,545
500	Rayonier, Inc.	23,620
11,300	Simon Property Group, Inc.	981,518
2,500	Taubman Centers, Inc.	122,975
6,700	The Macerich Co.	476,102
12,000	UDR, Inc.	238,200
12,200	Ventas, Inc.	552,050
6,700	Weingarten Realty Investors	210,648

		5,469,632

	Real Estate Management & Development — 0.06%
17,400	CB Richard Ellis Group, Inc., Class – A (a)	374,970
6,800	Forest City Enterprises, Inc., Class – A	302,192
3,300	Jones Lang Lasalle, Inc.	234,828
6,563	The St. Joe Co.	233,052

		1,145,042

Shares	Security Description	Value
	Road & Rail — 0.36%
3,630	Avis Budget Group, Inc. (a)	$47,190
31,500	Burlington Northern Santa Fe Corp.	2,621,745
3,100	Con-Way, Inc.	128,774
7,200	CSX Corp.	316,656
8,900	J.B. Hunt Transport Services, Inc.	245,195
4,000	Kansas City Southern Industries, Inc. (a)	137,320
4,800	Landstar System, Inc.	202,320
18,466	Norfolk Southern Corp.	931,425
15,500	Union Pacific Corp.	1,947,110

		6,577,735

	Semiconductors & Semiconductor Equipment — 1.90%
24,327	Advanced Micro Devices, Inc. (a)	182,453
32,795	Altera Corp.	633,599
30,220	Analog Devices, Inc.	957,974
129,812	Applied Materials, Inc.	2,305,461
44,117	Broadcom Corp., Class – A (a)	1,153,218
1,800	Cree, Inc. (a)	49,446
15,300	Cypress Semiconductor Corp. (a)	551,259
4,700	Fairchild Semiconductor International, Inc. (a)	67,821
6,700	Integrated Device Technology, Inc. (a)	75,777
542,962	Intel Corp.	14,475,367
1,371	International Rectifier Corp. (a)	46,573
6,873	Intersil Corp., Class – A	168,251
17,833	KLA-Tencor Corp.	858,837
11,499	Lam Research Corp. (a)	497,102
20,164	Linear Technology Corp.	641,820
39,398	LSI Logic Corp. (a)	209,203
44,300	Marvell Technology Group Ltd. (a)	619,314
21,104	MEMC Electronic Materials, Inc. (a)	1,867,493
20,462	Microchip Technology, Inc.	642,916
21,400	Micron Technology, Inc. (a)	155,150
24,500	National Semiconductor Corp.	554,680
7,117	Novellus Systems, Inc. (a)	196,216
51,100	NVIDIA Corp. (a)	1,738,422
4,700	Silicon Laboratories, Inc. (a)	175,921
8,312	Teradyne, Inc. (a)	85,946
133,995	Texas Instruments, Inc.	4,475,433
7,400	Varian Semiconductor Equipment Associates, Inc. (a)	273,800
26,995	Xilinx, Inc.	590,381

		34,249,833

	Software — 2.69%
26,966	Activision, Inc. (a)	800,890
55,190	Adobe Systems, Inc. (a)	2,358,269
18,900	Amdocs Ltd. (a)	651,483

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Software (continued)
21,800	Autodesk, Inc. (a)	$1,084,768
36,393	BEA Systems, Inc. (a)	574,282
18,311	BMC Software, Inc. (a)	652,604
23,500	CA, Inc.	586,325
6,615	Cadence Design Systems, Inc. (a)	112,521
18,029	Citrix Systems, Inc. (a)	685,282
21,200	Compuware Corp. (a)	188,256
29,040	Electronic Arts, Inc. (a)	1,696,226
4,200	FactSet Research Systems, Inc.	233,940
516	Fair Isaac Corp.	16,589
31,261	Intuit, Inc. (a)	988,160
15,100	McAfee, Inc. (a)	566,250
766,770	Microsoft Corp.	27,297,012
8,900	NAVTEQ Corp. (a)	672,840
5,600	Novell, Inc. (a)	38,472
360,625	Oracle Corp. (a)	8,142,913
8,600	Salesforce.com, Inc. (a)	539,134
11,215	Symantec Corp. (a)	181,010
13,720	Synopsys, Inc. (a)	355,760
2,800	VMware, Inc., Class – A (a)	237,972

		48,660,958

	Specialty Retail — 1.03%
8,040	Abercrombie & Fitch Co., Class – A	642,959
9,600	Advance Auto Parts, Inc.	364,704
16,700	American Eagle Outfitters, Inc.	346,859
4,800	AnnTaylor Stores Corp. (a)	122,688
4,340	AutoZone, Inc. (a)	520,409
900	Barnes & Noble, Inc.	31,005
25,569	Bed Bath & Beyond Inc. (a)	751,473
32,183	Best Buy Co., Inc.	1,694,435
20,802	CarMax, Inc. (a)	410,840
15,368	Chico’s FAS, Inc. (a)	138,773
6,400	Circuit City Stores, Inc.	26,880
7,600	Dick’s Sporting Goods, Inc. (a)	210,976
14,600	Gamestop Corp. (a)	906,806
4,700	Guess?, Inc.	178,083
92,025	Home Depot, Inc.	2,479,153
29,941	Limited Brands, Inc.	566,783
139,770	Lowe’s Cos., Inc.	3,161,597
11,000	O’Reilly Automotive, Inc. (a)	356,730
25,200	Office Depot, Inc. (a)	350,532
3,000	OfficeMax, Inc.	61,980
13,090	PetSmart, Inc.	308,008
8,989	RadioShack Corp.	151,555
13,390	Ross Stores, Inc.	342,382
10,600	Sherwin-Williams Co.	615,224
67,200	Staples, Inc.	1,550,304
42,150	The TJX Cos., Inc.	1,210,969
12,381	Tiffany & Co.	569,897

Shares	Security Description	Value
	Specialty Retail (continued)
3,300	Tractor Supply Co. (a)	$118,602
11,156	Urban Outfitters, Inc. (a)	304,113
7,973	Williams-Sonoma, Inc.	206,501

		18,701,220

	Textiles, Apparel & Luxury Goods — 0.24%
34,916	Coach, Inc. (a)	1,067,731
7,500	Crocs, Inc. (a)	276,075
9,362	Hanesbrands, Inc. (a)	254,365
1,000	Liz Claiborne, Inc.	20,350
33,144	NIKE, Inc., Class – B	2,129,171
4,800	Phillips-Van Heusen Corp.	176,928
5,900	Polo Ralph Lauren Corp.	364,561

		4,289,181

	Thrifts & Mortgage Finance — 0.07%
1,700	Capitol Federal Financial	52,700
23,694	Freddie Mac	807,255
20,968	Hudson City Bancorp, Inc.	314,939

		1,174,894

	Tobacco — 0.52%
112,319	Altria Group, Inc.	8,489,070
6,000	Loews Corp. – Carolina Group	511,800
8,300	UST, Inc.	454,840

		9,455,710

	Trading Companies & Distributors — 0.08%
2,600	Aircastle Ltd.	68,458
11,874	Fastenal Co.	479,947
1,800	GATX Corp.	66,024
4,300	MSC Industrial Direct Co., Inc., Class – A	174,021
5,300	W.W. Grainger, Inc.	463,856
4,100	WESCO International, Inc. (a)	162,524

		1,414,830

	Water Utilities — 0.0%
800	Aqua America, Inc.	16,960

	Wireless Telecommunication Services — 0.21%
38,927	American Tower Corp., Class – A (a)	1,658,290
17,750	Crown Castle International Corp. (a)	738,400
16,188	NII Holdings, Inc., Class – B (a)	782,204
9,600	SBA Communications Corp. (a)	324,864
4,000	Telephone & Data Systems, Inc.	250,400

		3,754,158

	Total SSgA Funds Management, Inc.	719,127,689

	Sustainable Growth Advisors — 21.92%
	Air Freight & Logistics — 0.83%
167,500	FedEx Corp.	14,935,975

	Beverages — 1.71%
205,200	PepsiCo, Inc.	15,574,680

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Sustainable Growth Advisors (continued)
	Beverages (continued)
250,200	The Coca-Cola Co.	$15,354,774

		30,929,454

	Biotechnology — 1.12%
272,200	Genzyme Corp. (a)	20,262,568

	Capital Markets — 0.99%
219,600	State Street Corp.	17,831,520

	Chemicals — 0.52%
184,000	Ecolab, Inc.	9,422,640

	Communications Equipment — 0.77%
351,400	Qualcomm, Inc.	13,827,590

	Food & Drugs Retailing — 2.50%
125,200	Costco Wholesale Corp.	8,733,952
389,800	Sysco Corp.	12,165,658
331,000	Walgreen Co.	12,604,480
287,500	Whole Foods Market, Inc. (b)	11,730,000

		45,234,090

	Health Care Equipment & Supplies — 1.30%
276,000	Medtronic, Inc.	13,874,520
129,400	Stryker Corp.	9,668,768

		23,543,288

	Hotels, Restaurants & Leisure — 0.89%
786,400	Starbucks Corp. (a)	16,097,608

	Household Products — 1.41%
56,100	Colgate-Palmolive Co.	4,373,556
286,500	Procter & Gamble Co.	21,034,830

		25,408,386

	Industrial Conglomerates — 1.21%
590,700	General Electric Co.	21,897,249

	Insurance — 0.56%
175,000	American International Group, Inc.	10,202,500

	Internet Software & Services — 0.42%
228,100	eBay, Inc. (a)	7,570,639

	Information Technology Services — 1.12%
456,300	Automatic Data Processing, Inc.	20,319,039

	Multiline Retail — 0.21%
76,000	Target Corp.	3,800,000

	Pharmaceuticals — 1.77%
235,500	Johnson & Johnson	15,707,850
350,100	Teva Pharmaceutical Industries Ltd. – ADR	16,272,648

		31,980,498

	Software — 2.45%
210,000	Electronic Arts, Inc. (a)	12,266,100
558,500	Microsoft Corp.	19,882,600
238,000	SAP AG – ADR (b)	12,149,900

		44,298,600

Shares or Principal Amount	Security Description	Value
	Specialty Retail — 2.14%
598,500	Lowe’s Cos., Inc. (b)	$13,538,070
1,090,500	Staples, Inc.	25,157,835

		38,695,905

	Total Sustainable Growth Advisors	396,257,549

	Total Common Stocks (cost $1,391,197,667)	1,768,755,067

	Securities Held as Collateral for Securities on Loan — 3.32%
46,314,255	State Street Navigator Securities Lending Prime Portfolio 4.83%, (c)	46,314,255
$13,703,925	Various U.S. Treasury Bonds and Notes 0.875% to 8.75%, 10/31/09 to 4/15/29	13,703,925

	Total Securities Held as Collateral for Securities on Loan (cost $60,018,180)	60,018,180

	Money Market Mutual Funds — 1.08%
	SSgA Funds Management, Inc. — 1.08%
16,886,476	AIM Money Market Fund Prime Portfolio, 4.91% (c)	16,886,476
2,637,255	Federated Prime Obligations, 5.17% (c)	2,637,255

	Total Money Market Mutual Funds (cost $19,523,731)	19,523,731

	Time Deposits — 0.90%
	Jennison Associates LLC — 0.60%
10,908,354	Liquidity Management Control System Time Deposit	10,908,354

	Sustainable Growth Advisors — 0.30%
5,392,444	Liquidity Management Control System Time Deposit	5,392,444

	Total Time Deposits (cost $16,300,798)	16,300,798

	U.S. Treasury Bills — 0.05%
	SSgA Funds Management, Inc. — 0.05%
$895,000	U.S. Treasury Bills, 3.08%, 3/6/08 (d)(e)	890,174

	Total U.S. Treasury Bills (cost $890,174)	890,174

	Total Investments (cost $1,487,930,550) (f) — 103.19%	1,865,487,950
	Liabilities in excess of other assets — (3.19)%	(57,601,242)

	Net Assets — 100.00%	$1,807,886,708

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2007 (Unaudited)

(a)	Represents non-income producing security.

(b)	All or part of this security has been placed on loan as of December 31, 2007.

(c)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on December 31, 2007. The maturity date represents the actual maturity date.

(d)	All or part of this security has been pledged as collateral for Futures contracts held by the Fund.

(e)	Rate disclosed represents effective yield at purchase.

(f)	Represents cost for financial reporting purposes.

ADR — American Depositary Receipt

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Long Positions	Market Value	Expiration	Unrealized Gain
84	NASDAQ 100 E-mini Future	$3.535.980	Mar-08	$18,711
12	Russell 1000® Future	4,830,300	Mar-08	22,736
16	Russell 1000 Growth® Future	4,928,000	Mar-08	87,115
92	S&P 500 E-mini Future	6,795,120	Mar-08	48,497

	Total Unrealized Gain			$177,059

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common Stocks — 96.16%
	Franklin Portfolio Associates LLC — 13.42%
	Aerospace & Defense — 0.27%
9,100	Ceradyne, Inc. (a)(b)	$427,063
12,200	Cubic Corp. (b)	478,240
6,700	DynCorp International, Inc., Class – A (a)	180,096
4,400	MTC Technologies, Inc. (a)(b)	103,400
22,600	Orbital Sciences Corp. (a)(b)	554,152

		1,742,951

	Air Freight & Logistics — 0.05%
23,300	Pacer International, Inc. (b)	340,180

	Airlines — 0.07%
17,600	SkyWest, Inc. (b)	472,560

	Auto Components — 0.07%
3,200	Aftermarket Technology Corp. (a)	87,232
20,600	Cooper Tire & Rubber Co.	341,548

		428,780

	Beverages — 0.07%
6,400	Boston Beer Co., Inc., Class – A (a)(b)	240,960
3,800	Central European Distribution Corp. (a)(b)	220,704

		461,664

	Biotechnology — 0.42%
24,200	BioMarin Pharmaceutical, Inc. (a)(b)	856,680
10,900	Geron Corp. (a)(b)	61,912
17,700	GTx, Inc. (a)(b)	253,995
13,100	Martek Biosciences Corp. (a)	387,498
17,000	OSI Pharmaceuticals, Inc. (a)(b)	824,670
15,700	Savient Pharmaceuticals, Inc. (a)(b)	360,629

		2,745,384

	Building Products — 0.05%
8,800	Apogee Enterprises, Inc. (b)	150,568
7,000	Simpson Manufacturing Co., Inc. (b)	186,130

		336,698

	Capital Markets — 0.25%
9,600	Greenhill & Co., Inc. (b)	638,208
35,100	Knight Capital Group, Inc., Class – A (a)(b)	505,440
8,900	optionsXpress Holdings, Inc. (b)	300,998
16,600	SWS Group, Inc. (b)	210,322

		1,654,968

	Chemicals — 0.59%
10,600	CF Industries Holdings, Inc.	1,166,636
24,800	Landec Corp. (a)(b)	332,320
28,900	Olin Corp. (b)	558,637
16,400	Sensient Technologies Corp. (b)	463,792
25,700	Spartech Corp.	362,370
20,100	Terra Industries, Inc. (a)(b)	959,976

		3,843,731

Shares	Security Description	Value
	Commercial Banks — 0.76%
18,400	Cathay General Bancorp (b)	$487,416
21,700	Citizens Republic Bancorp, Inc. (b)	314,867
7,300	City Holding Co. (b)	247,032
13,900	Community Bank System, Inc. (b)	276,193
30,300	First Bancorp	220,887
19,200	First Mercury Financial Corp. (b)	218,880
28,300	FirstMerit Corp. (b)	566,283
24,100	Frontier Financial Corp. (b)	447,537
16,377	National Penn Bancshares, Inc. (b)	247,948
7,500	Pacific Capital Bancorp (b)	150,975
29,050	Sterling Bancshares, Inc. (b)	324,198
4,900	Sterling Financial Corp. (b)	82,271
6,300	Susquehanna Bancshares, Inc. (b)	116,172
11,100	SVB Financial Group (a)(b)	559,440
21,800	UCBH Holdings, Inc. (b)	308,688
5,000	UMB Financial Corp. (b)	191,800
12,300	Umpqua Holdings Corp. (b)	188,682

		4,949,269

	Commercial Services & Supplies — 0.70%
9,100	CDI Corp. (b)	220,766
32,900	COMSYS IT Partners, Inc. (a)(b)	519,162
4,800	Deluxe Corp.	157,872
21,500	Diamond Management & Technology Consultants, Inc. (b)	156,305
14,900	Ennis, Inc. (b)	268,200
39,600	IKON Office Solutions, Inc. (b)	515,592
27,700	Knoll, Inc.	455,111
11,700	Korn/Ferry International (a)(b)	220,194
11,500	School Specialty, Inc. (a)(b)	397,325
31,000	Spherion Corp. (a)(b)	225,680
4,100	Taleo Corp., Class – A (a)	122,098
22,800	TeleTech Holdings, Inc. (a)(b)	484,956
10,400	United Stationers, Inc. (a)(b)	480,584
7,100	Viad Corp. (b)	224,218
8,400	Volt Information Sciences, Inc. (a)(b)	153,384

		4,601,447

	Communications Equipment — 0.61%
19,200	Anaren, Inc. (a)(b)	316,608
29,200	Arris Group, Inc. (a)	291,416
12,600	Blue Coat Systems, Inc. (a)(b)	414,162
8,700	CommScope, Inc. (a)(b)	428,127
10,200	Comtech Telecommunications Corp. (a)(b)	550,902
6,500	Dycom Industries, Inc. (a)	173,225
6,800	EMS Technologies, Inc. (a)	205,632
17,000	Foundry Networks, Inc. (a)	297,840
6,400	NetGear, Inc. (a)(b)	228,288
8,500	NTELOS Holding Corp.	252,365
33,300	Oplink Communications, Inc. (a)(b)	511,155
4,100	Plantronics, Inc. (b)	106,600

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Franklin Portfolio Associates LLC (continued)
	Communications Equipment (continued)
12,200	Switch & Data Facilities Co., Inc. (a)(b)	$195,444

		3,971,764

	Computers & Peripherals — 0.09%
23,800	Novatel Wireless, Inc. (a)(b)	385,560
3,500	Sigma Designs, Inc. (a)(b)	193,200

		578,760

	Construction & Engineering — 0.13%
6,400	EMCOR Group, Inc. (a)	151,232
9,600	Michael Baker Corp. (a)	394,560
7,300	Perini Corp. (a)(b)	302,366

		848,158

	Construction Materials — 0.05%
25,500	Headwaters, Inc. (a)(b)	299,370

	Consumer Finance — 0.03%
9,900	Advanta Corp., Class – B (b)	79,893
5,000	World Acceptance Corp. (a)(b)	134,900

		214,793

	Containers & Packaging — 0.10%
16,200	AptarGroup, Inc.	662,742

	Diversified Consumer Services — 0.13%
4,700	DeVry, Inc. (b)	244,212
16,100	Sotheby’s (b)	613,410

		857,622

	Diversified Financial Services — 0.08%
15,600	Financial Federal Corp. (b)	347,724
11,800	Resource America, Inc., Class A (b)	173,106

		520,830

	Diversified Telecommunication Services — 0.13%
36,200	Alaska Communications Systems Group, Inc. (b)	543,000
10,000	GeoEye, Inc. (a)	336,500

		879,500

	Electric Utilities — 0.19%
24,900	EL Paso Electric Co. (a)	636,693
21,200	Portland General Electric Co.	588,936

		1,225,629

	Electrical Equipment — 0.44%
8,800	Acuity Brands, Inc. (b)	396,000
7,900	Belden, Inc. (b)	351,550
51,100	FuelCell Energy, Inc. (a)(b)	506,912
6,800	General Cable Corp. (a)(b)	498,304
3,800	Genlyte Group, Inc. (a)(b)	361,760

Shares	Security Description	Value
	Electrical Equipment (continued)
42,700	GrafTech International Ltd. (a)	$757,925

		2,872,451

	Electronic Equipment & Instruments — 0.40%
6,800	Analogic Corp.	460,496
6,600	Anixter International, Inc. (a)(b)	410,982
3,800	Checkpoint Systems, Inc. (a)	98,724
7,300	Coherent, Inc. (a)	183,011
7,600	FLIR Systems, Inc. (a)(b)	237,880
21,600	LoJack Corp. (a)(b)	363,096
23,800	Methode Electronics, Inc.	391,272
14,300	ScanSource, Inc. (a)(b)	462,605

		2,608,066

	Energy Equipment & Services — 0.22%
16,500	Matrix Service Co. (a)	360,030
17,700	Oil States International, Inc. (a)(b)	603,924
12,300	Trico Marine Services, Inc. (a)(b)	455,346

		1,419,300

	Food & Drugs Retailing — 0.10%
5,000	Ingles Markets, Inc., Class – A (b)	126,950
18,900	Performance Food Group Co. (a)(b)	507,843

		634,793

	Food Products — 0.20%
28,100	Flowers Foods, Inc. (b)	657,821
23,100	Imperial Sugar Co. (b)	433,587
6,800	Sanderson Farms, Inc. (b)	229,704

		1,321,112

	Gas Utilities — 0.15%
7,200	New Jersey Resources Corp. (b)	360,144
12,400	Piedmont Natural Gas Co., Inc. (b)	324,384
7,800	South Jersey Industries, Inc. (b)	281,502

		966,030

	Health Care Equipment & Supplies — 0.41%
18,700	CONMED Corp. (a)(b)	432,157
6,500	Cynosure, Inc. Class – A (a)(b)	171,990
6,700	Hologic, Inc. (a)	459,888
3,200	Integra Lifesciences Holdings Corp. (a)(b)	134,176
17,700	Invacare Corp. (b)	446,040
8,500	LifeCell Corp. (a)(b)	366,435
7,100	Palomar Medical Technologies, Inc. (a)(b)	108,772
24,000	Stereotaxis, Inc. (a)(b)	293,280
9,000	ZOLL Medical Corp. (a)(b)	240,480

		2,653,218

	Health Care Providers & Services — 0.31%
14,400	AMERIGROUP Corp. (a)	524,880
20,400	Apria Healthcare Group, Inc. (a)	440,028

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Franklin Portfolio Associates LLC (continued)
	Health Care Providers & Services (continued)
5,300	HealthSpring, Inc. (a)	$100,965
10,700	MedCath Corp. (a)	262,792
12,700	Molina Healthcare, Inc. (a)(b)	491,490
5,000	Owens & Minor, Inc. (b)	212,150

		2,032,305

	Health Care Technology — 0.08%
18,400	Omnicell, Inc. (a)	495,512

	Hotels, Restaurants & Leisure — 0.25%
9,400	Buffalo Wild Wings, Inc. (a)(b)	218,268
9,100	CBRL Group, Inc. (b)	294,749
18,400	Jack in the Box, Inc. (a)	474,168
6,400	Monarch Casino & Resort, Inc. (a)(b)	154,112
25,000	Ruby Tuesday, Inc. (b)	243,750
4,700	Vail Resorts, Inc. (a)(b)	252,907

		1,637,954

	Household Durables — 0.17%
23,400	American Greetings Corp., Class A (b)	475,020
3,500	Avatar Holdings, Inc. (a)(b)	146,370
18,800	Tempur-Pedic International, Inc. (b)	488,236

		1,109,626

	Insurance — 0.55%
11,850	American Physicians Capital, Inc.	491,301
32,200	AmTrust Financial Services, Inc. (b)	443,394
3,800	Aspen Insurance Holdings Ltd.	109,592
3,500	Commerce Group, Inc.	125,930
6,300	Delphi Financial Group, Inc., Class – A (b)	222,264
3,800	Infinity Property & Casualty Corp. (b)	137,294
14,200	Odyssey Re Holdings Corp. (b)	521,282
9,300	Presidential Life Corp. (b)	162,843
9,900	RLI Corp. (b)	562,221
48,200	The Phoenix Cos., Inc.	572,134
5,600	Zenith National Insurance Corp. (b)	250,488

		3,598,743

	Internet & Catalog Retail — 0.21%
5,900	Overstock.com, Inc. (a)(b)	91,627
7,900	priceline.com, Inc. (a)(b)	907,394
17,700	Systemax, Inc. (b)	359,664

		1,358,685

	Internet Software & Services — 0.23%
42,800	Interwoven, Inc. (a)	608,616
12,900	Perficient, Inc. (a)(b)	203,046
4,700	ValueClick, Inc. (a)(b)	102,930
5,000	VASCO Data Security International, Inc. (a)(b)	139,600
32,700	Vignette Corp. (a)(b)	477,747

		1,531,939

Shares	Security Description	Value
	Information Technology Services — 0.27%
34,200	CIBER, Inc. (a)(b)	$208,962
14,500	CSG Systems International, Inc. (a)	213,440
6,700	Euronet Worldwide, Inc. (a)	201,000
51,600	MPS Group, Inc. (a)	564,504
26,700	Sykes Enterprises, Inc. (a)(b)	480,600
9,700	Tyler Technologies, Inc. (a)(b)	125,033

		1,793,539

	Leisure Equipment & Products — 0.19%
16,600	Marvel Entertainment, Inc. (a)(b)	443,386
13,700	Polaris Industries, Inc. (b)	654,449
16,000	Sturm, Ruger & Co., Inc. (a)(b)	132,480

		1,230,315

	Life Sciences Tools & Services — 0.22%
23,800	Albany Molecular Research, Inc. (a)(b)	342,244
39,700	Bruker BioSciences Corp. (a)(b)	528,010
4,400	Dionex Corp. (a)(b)	364,584
23,100	Exelixis, Inc. (a)(b)	199,353

		1,434,191

	Machinery — 0.41%
4,800	Actuant Corp., Class – A (b)	163,248
2,900	Ampco-Pittsburgh Corp.	110,577
11,100	Astec Industries, Inc. (a)(b)	412,809
5,000	Chart Industries, Inc. (a)	154,500
11,600	Federal Signal Corp. (b)	130,152
4,500	Hurco Cos., Inc. (a)	196,425
8,700	Kadant, Inc. (a)	258,129
7,900	L.B. Foster Co., Class – A (a)(b)	408,667
15,000	Tecumseh Products Co., Class – A (a)(b)	351,150
13,900	Westinghouse Air Brake Technologies Corp.	478,716

		2,664,373

	Marine — 0.01%
4,400	Arlington Tankers Ltd. (b)	97,372

	Media — 0.13%
25,700	Belo Corp., Class – A (b)	448,208
3,400	Fisher Communications, Inc. (a)(b)	129,064
4,400	Media General, Inc., Class – A	93,500
19,900	Sinclair Broadcast Group, Inc. (b)	163,379

		834,151

	Metals & Mining — 0.16%
61,300	Hecla Mining Co. (a)(b)	573,155
8,950	Quanex Corp. (b)	464,505

		1,037,660

	Multi-Utilities — 0.08%
11,100	CH Energy Group, Inc. (b)	494,394

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Franklin Portfolio Associates LLC (continued)
	Multiline Retail — 0.01%
5,300	Big Lots, Inc. (a)(b)	$84,747

	Oil, Gas & Consumable Fuels — 0.50%
10,500	Atlas America, Inc.	621,390
6,186	Cimarex Energy Co. (b)	263,090
13,300	Delek US Holdings, Inc. (b)	269,059
20,900	EXCO Resources, Inc. (a)(b)	323,532
7,800	Holly Corp. (b)	396,942
25,000	Mariner Energy, Inc. (a)(b)	572,000
27,000	McMoRan Exploration Co. (a)(b)	353,430
33,100	PetroQuest Energy, Inc. (a)(b)	473,330

		3,272,773

	Paper & Forest Products — 0.04%
6,200	Potlatch Corp. (b)	275,528

	Personal Products — 0.07%
10,900	Elizabeth Arden, Inc. (a)(b)	221,815
5,300	NBTY, Inc. (a)	145,220
3,200	USANA Health Sciences, Inc. (a)(b)	118,656

		485,691

	Pharmaceuticals — 0.31%
23,200	Cubist Pharmaceuticals, Inc. (a)(b)	475,832
8,600	Obagi Medical Products, Inc. (a)(b)	157,294
18,400	Pain Therapeutics, Inc. (a)(b)	195,040
3,200	PharmaNet Development Group, Inc. (a)(b)	125,472
25,900	Salix Pharmaceuticals Ltd. (a)(b)	204,092
21,000	Sciele Pharma, Inc. (a)(b)	429,450
11,800	ViroPharma, Inc. (a)(b)	93,692
6,100	XenoPort, Inc. (a)(b)	340,868

		2,021,740

	Real Estate Investment Trusts — 0.70%
47,400	Ashford Hospitality Trust, Inc. (b)	340,806
41,700	Extra Space Storage, Inc. (b)	595,893
26,600	Felcor Lodging Trust, Inc.	414,694
26,000	Inland Real Estate Corp. (b)	368,160
14,600	Investors Real Estate Trust	130,962
18,700	Kite Realty Group Trust (b)	285,549
5,900	National Health Investors, Inc. (b)	164,610
23,200	National Retail Properties, Inc.	542,416
21,900	Nationwide Health Properties, Inc.	687,660
13,000	Pennsylvania Real Estate Investment Trust	385,840
2,300	Post Properties, Inc. (b)	80,776
19,400	Ramco-Gershenson Properties Trust (b)	414,578
7,400	Sunstone Hotel Investors, Inc.	135,346

		4,547,290

Shares	Security Description	Value
	Semiconductors & Semiconductor Equipment — 0.57%
28,300	Advanced Energy Industries, Inc. (a)(b)	$370,164
50,300	Amkor Technologies, Inc. (a)(b)	429,059
20,900	Brooks Automation, Inc. (a)	276,089
4,100	Cabot Microelectronics Corp. (a)(b)	147,231
11,000	Cymer, Inc. (a)(b)	428,230
16,400	Exar Corp. (a)(b)	130,708
28,400	Intevac, Inc. (a)(b)	412,936
23,900	Mattson Technology, Inc. (a)(b)	204,584
54,200	Micrel, Inc. (b)	457,990
8,800	MKS Instruments, Inc. (a)	168,432
27,900	OmniVision Technologies, Inc. (a)	436,635
18,000	Semtech Corp. (a)	279,360

		3,741,418

	Software — 0.47%
15,100	Ansoft Corp. (a)	390,335
22,600	Aspen Technology, Inc. (a)(b)	366,572
4,700	Concur Technologies, Inc. (a)	170,187
18,000	Jack Henry & Associates, Inc. (b)	438,120
19,400	JDA Software Group, Inc. (a)	396,924
4,700	Macrovision Corp. (a)	86,151
19,600	Manhattan Associates, Inc. (a)	516,656
23,000	Mentor Graphics Corp. (a)(b)	247,940
12,600	SPSS, Inc. (a)(b)	452,466

		3,065,351

	Specialty Retail — 0.27%
17,950	Aeropostale, Inc. (a)(b)	475,675
25,300	Asbury Automotive Group, Inc. (b)	380,765
9,200	Big 5 Sporting Goods Corp. (b)	132,664
17,700	Dress Barn, Inc. (a)(b)	221,427
7,100	hhgregg, Inc. (a)(b)	97,696
17,300	Jos. A. Bank Clothiers, Inc. (a)(b)	492,185

		1,800,412

	Textiles, Apparel & Luxury Goods — 0.30%
18,000	Fossil, Inc. (a)(b)	755,640
8,800	K-Swiss, Inc., Class – A (b)	159,280
16,800	Maidenform Brands, Inc. (a)(b)	227,304
18,300	Perry Ellis International, Inc. (a)(b)	281,454

	Thrifts & Mortgage Finance — 0.02%
10,300	Corus Bankshares, Inc. (b)	109,901

	Tobacco — 0.04%
5,200	Universal Corp. (b)	266,344

	Trading Companies & Distributors — 0.09%
20,900	Applied Industrial Technologies, Inc. (b)	606,518

	Total Franklin Portfolio Associates LLC	87,700,908

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Frontier Capital Management Co. — 26.10%
	Aerospace & Defense — 0.51%
31,300	BFGoodrich Corp.	$2,210,093
46,073	Orbital Sciences Corp. (a)(b)	1,129,710

		3,339,803

	Auto Components — 0.65%
41,300	ArvinMeritor, Inc. (b)	484,449
26,900	Autoliv, Inc. (b)	1,417,899
42,900	Navistar International Corp. (a)(b)	2,325,180

		4,227,528

	Biotechnology — 0.64%
74,800	Alkermes, Inc. (a)	1,166,132
64,900	CV Therapeutics (a)(b)	587,345
57,600	Genomic Health, Inc. (a)(b)	1,304,064
27,700	Nanosphere, Inc. (a)(b)	387,523
40,200	Progenics Pharmaceuticals, Inc. (a)(b)	726,414

		4,171,478

	Building Products — 0.10%
22,700	NCI Building Systems, Inc. (a)(b)	653,533

	Capital Markets — 0.38%
24,000	Investment Technology Group, Inc. (a)(b)	1,142,160
26,800	Thomas Weisel Partners Group, Inc. (a)(b)	367,964
28,000	Waddell & Reed Financial, Inc.	1,010,520

		2,520,644

	Chemicals — 0.58%
17,200	Albemarle Corp.	709,500
16,400	Cabot Corp.	546,776
93,700	Chemtura Corp.	730,860
20,000	FMC Corp.	1,091,000
37,800	Hercules, Inc.	731,430

		3,809,566

	Commercial Services & Supplies — 0.73%
19,500	Avery-Dennison Corp.	1,036,230
23,400	Clean Harbors, Inc. (a)(b)	1,209,780
49,350	Republic Services, Inc., Class A	1,547,122
11,800	Ritchie Bros. Auctioneers, Inc.	975,860

		4,768,992

	Communications Equipment — 1.35%
44,100	ADTRAN, Inc. (b)	942,858
38,100	Anaren, Inc. (a)(b)	628,269
52,268	Arris Group, Inc. (a)	521,635
23,800	Ciena Corp. (a)(b)	811,818
12,400	CommScope, Inc. (a)(b)	610,204
49,400	Foundry Networks, Inc. (a)	865,488
99,600	Harmonic, Inc. (a)(b)	1,043,808
29,287	JDS Uniphase Corp. (a)(b)	389,517

Shares	Security Description	Value
	Communications Equipment (continued)
85,900	OpNext, Inc. (a)(b)	$760,215
28,500	Polycom, Inc. (a)(b)	791,730
175,600	Sonus Networks, Inc. (a)(b)	1,023,748
27,300	Switch and Data Facilities Co. (a)(b)	437,346

		8,826,636

	Computers & Peripherals — 0.64%
25,843	Avid Technology, Inc. (a)(b)	732,391
33,300	Diebold, Inc.	965,034
33,100	Intermec, Inc. (a)(b)	672,261
30,268	Seagate Technology Escrow (a)(c)	0
59,500	Western Digital Corp. (a)	1,797,495

		4,167,181

	Construction & Engineering — 1.64%
74,300	Chicago Bridge & Iron Co.	4,490,692
21,000	Fluor Corp. (b)	3,060,120
33,100	Jacobs Engineering Group, Inc. (a)	3,164,691

		10,715,503

	Containers & Packaging — 0.76%
173,100	Crown Holdings, Inc. (a)	4,440,015
50,000	Smurfit-Stone Container Corp. (a)	528,000

		4,968,015

	Diversified Consumer Services — 0.27%
46,500	Sotheby’s (b)	1,771,650

	Diversified Financial Services — 0.31%
49,900	MF Global Ltd. (a)	1,570,353
11,700	Portfolio Recovery Associates, Inc. (b)	464,139

		2,034,492

	Diversified Telecommunication Services — 0.22%
207,739	Level 3 Communications, Inc. (a)(b)	631,527
29,200	SAVVIS, Inc. (a)(b)	814,972

		1,446,499

	Electrical Equipment — 0.56%
18,000	A.O. Smith Corp. (b)	630,900
30,100	Belden, Inc. (b)	1,339,450
16,500	Franklin Electric Co., Inc. (b)	631,455
14,500	Hubbell, Inc., Class – B	748,200
6,900	Thomas & Betts Corp. (a)	338,376

		3,688,381

	Electronic Equipment & Instruments — 0.85%
36,700	Cognex Corp.	739,505
33,440	Digital Theater Systems, Inc. (a)(b)	855,061
27,000	Itron, Inc. (a)(b)	2,591,190
17,100	Rogers Corp. (a)	741,627
21,370	Trimble Navigation Ltd. (a)(b)	646,229

		5,573,612

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Frontier Capital Management Co. (continued)
	Energy Equipment & Services — 1.15%
13,600	Core Laboratories N.V. (a)(b)	$1,696,192
32,800	Dril-Quip, Inc. (a)	1,825,648
16,538	ENSCO International, Inc. (b)	985,995
14,600	National-Oilwell Varco, Inc. (a)	1,072,516
34,200	Noble Corp.	1,932,642

		7,512,993

	Health Care Equipment & Supplies — 1.50%
36,400	Cooper Cos., Inc. (b)	1,383,200
48,800	Cyberonics (a)(b)	642,208
157,100	DexCom, Inc. (a)(b)	1,387,193
68,600	Helicos Biosciences Corp. (a)(b)	716,184
26,700	Insulet Corp. (a)(b)	626,916
38,100	Merit Medical Systems, Inc. (a)(b)	529,590
12,000	Patterson Cos., Inc. (a)(b)	407,400
170,600	Regeneration Technologies, Inc. (a)(b)	1,480,808
35,500	STERIS Corp.	1,023,820
54,800	Wright Medical Group, Inc. (a)(b)	1,598,516

		9,795,835

	Health Care Providers & Services — 1.92%
34,400	AMN Healthcare Services, Inc. (a)	590,648
54,300	Cross Country Healthcare, Inc. (a)(b)	773,232
26,500	Express Scripts, Inc., Class – A (a)	1,934,500
21,100	HealthExtras, Inc. (a)	550,288
23,800	Healthways, Inc. (a)(b)	1,390,872
7,100	LHC Group, Inc. (a)(b)	177,358
17,700	Magellan Health Services, Inc. (a)	825,351
31,500	Matria Healthcare, Inc. (a)(b)	748,755
114,900	Omnicare, Inc. (b)	2,620,869
26,300	Pediatrix Medical Group, Inc. (a)	1,792,345
40,100	The Providence Service Corp. (a)(b)	1,128,414

		12,532,632

	Health Care Technology — 0.28%
73,700	Eclipsys Corp. (a)(b)	1,865,347

	Hotels, Restaurants & Leisure — 0.19%
20,000	Cheesecake Factory, Inc. (a)(b)	474,200
10,700	Panera Bread Co., Class – A (a)(b)	383,274
46,000	Triarc Cos., Inc., Class – B (b)	402,960

		1,260,434

	Industrial Conglomerates — 0.10%
16,900	Carlisle Cos., Inc. (b)	625,807

	Insurance — 0.22%
33,700	Montpelier Re Holdings Ltd. – ADR	573,237
40,500	OneBeacon Insurance Group Ltd.	870,750

		1,443,987

Shares	Security Description	Value
	Information Technology Services — 0.16%
14,200	Global Payments, Inc.	$660,584
27,600	Perot Systems Corp., Class – A (a)	372,600

		1,033,184

	Life Sciences Tools & Services — 1.60%
29,732	Charles River Laboratories International, Inc. (a)(b)	1,956,366
43,200	ICON PLC – ADR (a)	2,672,352
42,600	Illumina, Inc. (a)(b)	2,524,476
8,900	Millipore Corp. (a)(b)	651,302
20,800	PAREXEL International Corp. (a)	1,004,640
41,300	Pharmaceutical Product Development Inc.	1,667,281

		10,476,417

	Machinery — 0.98%
49,200	Albany International Corp., Class – A (b)	1,825,320
24,000	Kadant, Inc. (a)	712,080
35,500	Kaydon Corp. (b)	1,936,170
8,500	Oshkosh Corp. (b)	401,710
27,600	Pall Corp.	1,112,832
11,300	Pentair, Inc. (b)	393,353

		6,381,465

	Marine — 0.30%
41,600	Kirby Corp. (a)	1,933,568

	Media — 0.35%
43,900	Cinemark Holdings, Inc. (b)	746,300
20,500	Sonic Solutions (a)(b)	212,995
157,000	TiVo, Inc. (a)(b)	1,309,380

		2,268,675

	Metals & Mining — 0.92%
23,600	Brush Engineered Materials, Inc. (a)(b)	877,920
21,100	Freeport-McMoRan Copper & Gold, Inc., Class – B	2,161,484
84,700	Hecla Mining Co. (a)(b)	791,945
21,100	Massey Energy Co.	754,325
20,400	RTI International Metals, Inc. (a)	1,406,172

		5,991,846

	Multiline Retail — 0.14%
35,800	Dollar Tree Stores, Inc. (a)	927,936

	Oil, Gas & Consumable Fuels — 0.40%
142,200	Talisman Energy, Inc.	2,633,544

	Paper & Forest Products — 0.18%
39,500	Neenah Paper, Inc.	1,151,425

	Pharmaceuticals — 0.07%
16,700	Medicis Pharmaceutical Corp., Class – A (b)	433,699

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Frontier Capital Management Co. (continued)
	Real Estate Investment Trusts — 0.25%
92,500	CapitalSource, Inc. (b)	$1,627,075

	Road & Rail — 0.43%
34,200	Kansas City Southern (a)(b)	1,174,086
39,500	Landstar System, Inc.	1,664,925

	Total Frontier Capital Management Co.	2,839,011

	Semiconductors & Semiconductor Equipment — 3.53%
69,100	Actel Corp. (a)(b)	943,906
57,400	Altera Corp.	1,108,968
40,000	ATMI, Inc. (a)(b)	1,290,000
16,000	Cabot Microelectronics Corp. (a)(b)	574,560
39,300	Cirrus Logic, Inc. (a)	207,504
58,700	Cree, Inc. (a)(b)	1,612,489
48,500	Cymer, Inc. (a)(b)	1,888,105
15,500	Cypress Semiconductor Corp. (a)	558,465
56,000	Entropic Communications, Inc. (a)(b)	407,680
49,000	Fairchild Semiconductor International, Inc. (a)	707,070
72,680	Integrated Device Technology, Inc. (a)	822,011
21,900	International Rectifier Corp. (a)(b)	743,943
62,400	Maxim Integrated Products, Inc.	1,652,352
22,200	MEMC Electronic Materials, Inc. (a)	1,964,478
57,300	Microsemi Corp. (a)(b)	1,268,622
284,400	Mindspeed Technologies (a)(b)	346,968
56,600	National Semiconductor Corp. (b)	1,281,424
39,500	Netlogic Microsystems, Inc. (a)(b)	1,271,900
155,200	PMC-Sierra, Inc. (a)(b)	1,015,008
30,000	Silicon Laboratories, Inc. (a)	1,122,900
16,200	SiRF Technology Holdings, Inc. (a)(b)	407,106
188,300	Skyworks Solutions, Inc. (a)(b)	1,600,550
28,900	Teradyne, Inc. (a)	298,826

		23,094,835

	Software — 0.77%
89,300	Amdocs Ltd. (a)	3,078,171
60,100	Macrovision Corp. (a)(b)	1,101,633
31,900	Manhattan Associates, Inc. (a)	840,884

		5,020,688

	Specialty Retail — 0.14%
46,200	CarMax, Inc. (a)(b)	912,450

	Textiles, Apparel & Luxury Goods — 0.03%
23,800	Quiksilver, Inc. (a)	204,204

	Trading Companies & Distributors — 0.14%
25,200	Watsco, Inc. (b)	926,352

Shares	Security Description	Value
	Wireless Telecommunication Services — 0.16%
21,800	Nii Holdings, Class – B (a)	$1,053,376

		170,630,298

	Geewax, Terker & Co. — 17.14%
	Aerospace & Defense — 0.61%
12,600	AAR Corp. (a)(b)	479,178
17,900	Esterline Technologies Corp. (a)(b)	926,325
9,400	Moog, Inc., Class – A (a)	430,614
25,700	Triumph Group, Inc. (b)	2,116,395

		3,952,512

	Air Freight & Logistics — 0.05%
12,300	Hub Group, Inc., Class – A (a)(b)	326,934

	Biotechnology — 0.14%
46,100	American Oriental Bioengineering, Inc. (a)	510,788
9,200	Myriad Genetics, Inc. (a)(b)	427,064

		937,852

	Building Products — 0.33%
14,200	Ameron International Corp. (b)	1,308,530
14,000	Apogee Enterprises, Inc. (b)	239,540
15,380	Goodman Global, Inc. (a)(b)	377,425
7,800	Universal Forest Products, Inc. (b)	229,788

		2,155,283

	Capital Markets — 0.69%
9,400	Greenhill & Co., Inc. (b)	624,912
30,100	Harris & Harris Group, Inc. (a)(b)	264,579
28,000	Hercules Technology Growth Capital. Inc. (b)	347,760
50,100	Knight Capital Group, Inc., Class – A (a)	721,440
55,800	optionsXpress Holdings, Inc. (b)	1,887,156
18,870	Waddell & Reed Financial, Inc., Class – A	681,018

		4,526,865

	Chemicals — 0.60%
27,000	Arch Chemicals, Inc.	992,250
4,600	Ferro Corp. (b)	95,358
69,690	Hercules, Inc. (b)	1,348,501
500	Innophos Holdings, Inc. (b)	7,440
7,000	Landec Corp. (a)(b)	93,800
9,800	OM Group, Inc. (a)	563,892
19,000	Zoltek Cos., Inc. (a)(b)	814,530

		3,915,771

	Commercial Banks — 0.06%
3,300	Horizon Financial Corp.	57,552
27,100	Oriental Financial Group, Inc.	363,411

		420,963

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Geewax, Terker & Co. (continued)
	Commercial Services & Supplies — 0.43%
6,800	Administaff, Inc.	$192,304
17,000	CBIZ, Inc. (a)(b)	166,770
10,800	Compass Diversified Holdings (b)	160,920
8,600	LECG Corp. (a)	129,516
101,200	Spherion Corp. (a)(b)	736,736
4,400	The Standard Register Co. (b)	51,304
22,690	United Stationers, Inc. (a)(b)	1,048,505
6,600	Watson Wyatt Worldwide, Inc. (b)	306,306

		2,792,361

	Communications Equipment — 0.47%
1,000	Anaren, Inc. (a)(b)	16,490
8,383	Arris Group, Inc. (a)(b)	83,662
15,700	Foundry Networks, Inc. (a)	275,064
70,000	Harmonic, Inc. (a)(b)	733,600
19,600	Harris Stratex Networks, Inc., Class – A (a)(b)	327,320
4,700	MasTec, Inc. (a)(b)	47,799
75,200	Network Equipment Technologies, Inc. (a)(b)	633,184
48,890	Oplink Communications, Inc. (a)(b)	750,462
23,936	Optium Corp. (a)	188,616
1,300	Veraz Networks, Inc. (a)(b)	6,266

		3,062,463

	Computers & Peripherals — 0.04%
67,030	Quantum Corp. (a)(b)	180,311
900	Sigma Designs, Inc. (a)(b)	49,680

		229,991

	Containers & Packaging — 0.09%
9,100	Grief Inc., Class – A (b)	594,867

	Diversified Consumer Services — 0.15%
26,200	Sotheby’s (b)	998,220

	Diversified Financial Services — 0.68%
72,051	Apollo Investment Corp. (b)	1,228,470
8,500	Asset Acceptance Capital Corp. (b)	88,485
64,830	Leucadia National Corp. (b)	3,053,493
7,140	QC Holdings, Inc. (b)	80,325
400	World Acceptance Corp. (a)(b)	10,792

		4,461,565

	Diversified Telecommunication Services — 0.01%
2,100	GeoEye, Inc. (a)(b)	70,665

	Electric Utilities — 0.61%
83,600	Cleco Corp. (b)	2,324,080
46,500	The Empire District Electric Co.	1,059,270
9,800	UIL Holdings Corp. (b)	362,110
8,100	Unisource Energy Corp. (b)	255,555

		4,001,015

Shares	Security Description	Value
	Electrical Equipment — 0.20%
9,200	Acuity Brands, Inc. (b)	$414,000
6,000	Belden, Inc. (b)	267,000
18,500	EMCOR Group, Inc. (a)	437,155
6,700	II-VI, Inc. (a)(b)	204,685

		1,322,840

	Electronic Equipment & Instruments — 0.99%
13,199	Anixter International, Inc. (a)(b)	821,902
43,400	Brightpoint, Inc. (a)(b)	666,624
5,140	CPI International, Inc. (a)(b)	87,894
9,500	Dawson Geophysical Co. (a)(b)	678,870
10,830	Excel Technology, Inc. (a)	293,493
49,900	Plexus Corp. (a)	1,310,374
8,700	ScanSource, Inc. (a)(b)	281,445
79,600	SYNNEX Corp. (a)(b)	1,560,160
27,900	Technitrol, Inc.	797,382

		6,498,144

	Energy Equipment & Services — 0.76%
29,500	Allis-Chalmers Energy, Inc. (a)(b)	435,125
26,695	Complete Production Services, Inc. (a)(b)	479,709
136,440	Enbridge Energy Management LLC (a)(c)	0
13,000	Global Industries Ltd. (a)	278,460
16,400	Gulf Island Fabrication, Inc.	520,044
19,700	Hornbeck Offshore Services, Inc. (a)(b)	885,515
11,500	Oil States International, Inc. (a)(b)	392,380
45,040	Parker Drilling Co. (a)(b)	340,052
34,300	T-3 Energy Services, Inc. (a)	1,612,443

		4,943,728

	Food & Drugs Retailing — 0.47%
38,900	Longs Drug Stores Corp.	1,828,300
19,200	Nash-Finch Co. (b)	677,376
2,000	Sysco Corp.	62,420
19,000	The Pantry, Inc. (a)(b)	496,470

		3,064,566

	Gas Utilities — 0.10%
4,300	The Laclede Group, Inc. (b)	147,232
17,600	UGI Corp.	479,600

		626,832

	Health Care Equipment & Supplies — 0.44%
4,000	Accuray, Inc. (a)(b)	60,880
28,617	Cynosure, Inc. (a)(b)	757,206
7,600	Hologic, Inc. (a)(b)	521,664
15,600	Inverness Medical Innovations, Inc. (a)(b)	876,408
9,200	Meridian Bioscience, Inc. (b)	276,736
11,977	SonoSite, Inc. (a)(b)	403,265

		2,896,159

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Geewax, Terker & Co. (continued)
	Health Care Providers & Services — 0.80%
24,600	Alliance Imaging, Inc. (a)	$236,652
14,500	Amedisys, Inc. (a)(b)	703,540
29,200	Amerigroup Corp. (a)	1,064,340
53,200	Centene Corp. (a)	1,459,808
19,720	Gentiva Health Services, Inc. (a)	375,469
8,600	HealthSpring, Inc. (a)	163,830
14,500	Skilled Healthcare Group, Inc., Class – A (a)(b)	212,135
59,800	Sun Healthcare Group, Inc. (a)(b)	1,026,766

		5,242,540

	Insurance — 1.98%
16,500	American Financial Group, Inc. (b)	476,520
10,600	AmTrust Financial Services, Inc. (b)	145,962
82,700	Aspen Insurance Holdings Ltd.	2,385,068
9,600	Assured Guaranty Ltd.	254,784
9,561	Crawford & Co., Class – B (a)(b)	39,678
9,600	First Mercury Financial Corp. (a)	234,240
10,300	Flagstone Reinsurance Holdings Ltd.	143,170
9,200	Greenlight Capital Re Ltd., Class – A (a)(b)	191,268
5,700	Hallmark Financial Services, Inc. (a)	90,402
10,500	Harleysville Group, Inc.	371,490
37,300	IPC Holdings Ltd.	1,076,851
2,200	Kansas City Life Insurance Co. (b)	95,898
39,200	Max Capital Group Ltd. (b)	1,097,208
96,525	Meadowbrook Insurance Group, Inc. (a)(b)	908,300
5,500	National Interstate Corp. (b)	182,050
15,800	Navigators Group, Inc. (a)	1,027,000
28,700	Platinum Underwriters Holdings Ltd.	1,020,572
18,300	Safety Insurance Group, Inc.	670,146
54,130	Seabright Insurance Holdings (a)(b)	816,281
36,040	Tower Group, Inc. (b)	1,203,736
10,500	Universal American Corp. (a)	268,695
9,300	Validus Holdings Ltd. (a)	241,614

		12,940,933

	Internet & Catalog Retail — 0.10%
17,900	Digital River, Inc. (a)(b)	591,953
6,000	Stamps.com, Inc. (a)(b)	73,080

		665,033

	Internet Software & Services — 0.06%
8,700	Asiainfo Holdings, Inc. (a)(b)	95,700
7,500	CyberSource Corp. (a)	133,275
7,500	DivX, Inc. (a)	105,000
9,100	Lionbridge Technologies, Inc. (a)(b)	32,305

		366,280

Shares	Security Description	Value
	Information Technology Services — 0.13%
21,000	CIBER, Inc. (a)(b)	$128,310
16,700	iGATE Corp. (a)(b)	141,449
28,900	Ness Technologies, Inc. (a)(b)	266,747
18,100	Sykes Enterprises, Inc. (a)	325,800

		862,306

	Machinery — 0.82%
1,300	Bucyrus International, Inc., Class – A	129,207
32,100	Chart Industries, Inc. (a)	991,890
50,000	Columbus Mckinnon Corp. (a)(b)	1,631,000
20,900	Flow International Corp. (a)	194,788
63,000	Force Protection, Inc. (a)(b)	294,840
24,030	Kadant, Inc. (a)(b)	712,970
7,690	The Greenbrier Cos., Inc. (b)	171,179
36,490	Westinghouse Air Brake Technologies Corp.	1,256,716

		5,382,590

	Marine — 0.67%
77,200	Eagle Bulk Shipping, Inc. (b)	2,049,660
36,000	Genco Shipping & Trading Ltd. (b)	1,971,360
7,800	Kirby Corp. (a)	362,544

		4,383,564

	Media — 0.03%
18,000	Valassis Communications, Inc. (a)(b)	210,420

	Metals & Mining — 0.09%
60,000	Coeur d’Alene Mines Corp. (a)(b)	296,400
26,500	Trimas Corp. (a)(b)	280,635

		577,035

	Oil, Gas & Consumable Fuels — 0.48%
14,300	ATP Oil & Gas Corp. (a)	722,722
6,000	Helix Energy Solutions Group, Inc. (a)(b)	249,000
69,800	Mariner Energy, Inc. (a)(b)	1,597,024
12,900	Swift Energy Co. (a)	569,019

		3,137,765

	Personal Products — 0.18%
31,500	USANA Health Sciences, Inc. (a)(b)	1,168,020

	Pharmaceuticals — 0.61%
22,671	Cubist Pharmaceuticals, Inc. (a)(b)	464,982
25,000	K-V Pharmaceutical Co., Class – A (a)(b)	713,500
1,500	Medicis Pharmaceutical Corp., Class – A (b)	38,955
37,000	Salix Pharmaceuticals Ltd. (a)(b)	291,560
121,740	Sciele Pharma, Inc. (a)(b)	2,489,583

		3,998,580

	Real Estate Investment Trusts — 0.84%
53,250	Anthracite Capital, Inc. (b)	385,530
21,870	Arbor Realty Trust, Inc. (b)	352,326

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Geewax, Terker & Co. (continued)
	Real Estate Investment Trusts (continued)
37,480	Capital Trust, Inc., Class – A, (b)	$1,148,762
7,700	Entertainment Properties Trust (b)	361,900
57,920	First Industrial Realty Trust, Inc. (b)	2,004,032
35,200	Redwood Trust, Inc. (b)	1,205,248

		5,457,798

	Semiconductors & Semiconductor Equipment — 1.46%
1,100	Asyst Technologies, Inc. (a)(b)	3,586
7,000	IPG Photonics Corp. (a)	139,930
20,610	Microsemi Corp. (a)	456,306
31,600	Mictrotune, Inc. (a)	206,348
33,500	Monolithic Power Systems, Inc. (a)(b)	719,245
200	NetLogic Microsystems, Inc. (a)(b)	6,440
19,200	PMC-Sierra, Inc. (a)(b)	125,568
450,000	RF Micro Devices, Inc. (a)(b)	2,569,500
78,100	SiRF Technology Holdings, Inc. (a)(b)	1,962,653
115,100	Skyworks Solutions, Inc. (a)(b)	978,350
106,530	Zoran Corp. (a)	2,397,990

		9,565,916

	Software — 0.26%
18,400	Aspen Technology, Inc. (a)(b)	298,448
43,195	JDA Software Group, Inc. (a)	883,770
27,400	Macrovision Corp. (a)	502,242

		1,684,460

	Specialty Retail — 0.15%
7,687	EZCORP, Inc., Class – A (a)	86,786
67,200	hhgregg, Inc. (a)(b)	924,672

		1,011,458

	Textiles, Apparel & Luxury Goods — 0.21%
45,000	Iconix Brand Group, Inc. (a)	884,700
23,000	True Religion Apparel, Inc. (a)(b)	491,050

		1,375,750

	Thrifts & Mortgage Finance — 0.01%
2,600	City Bank	58,292

	Trading Companies & Distributors — 0.30%
56,500	Applied Industrial Technologies, Inc. (b)	1,639,630
14,231	Interline Brands, Inc. (a)(b)	311,801

		1,951,431

	Water Utilities — 0.04%
5,200	American States Water Co. (b)	195,936
1,400	Connecticut Water Service, Inc. (b)	32,998

		228,934

	Total Geewax, Terker & Co.	112,068,701

Shares	Security Description	Value
	IronBridge Capital Management, LLC Aerospace & Defense — 0.80%
45,410	Moog, Inc., Class – A (a)(b)	$2,080,232
63,715	Orbital Sciences Corp. (a)(b)	1,562,292
19,594	Triumph Group, Inc. (b)	1,613,566

		5,256,090

	Auto Components — 0.40%
100,432	Gentex Corp. (b)	1,784,677
44,564	Superior Industries International, Inc. (b)	809,728

		2,594,405

	Biotechnology — 0.26%
63,796	Cepheid, Inc. (a)(b)	1,681,025

	Building Products — 0.38%
73,788	Apogee Enterprises, Inc. (b)	1,262,513
42,390	Universal Forest Products, Inc. (b)	1,248,809

		2,511,322

	Capital Markets — 0.34%
97,117	Jefferies Group, Inc. (b)	2,238,547

	Chemicals — 1.07%
18,140	Arch Chemicals, Inc.	666,645
58,690	FCM Corp.	3,201,539
25,191	Lubrizol Corp.	1,364,345
35,663	Methanex Corp. (b)	984,299
11,254	Minerals Technologies, Inc. (b)	753,455

		6,970,283

	Commercial Banks — 1.02%
67,603	Cathay General Bancorp, Inc. (b)	1,790,803
49,095	First Midwest Bancorp, Inc. (b)	1,502,307
104,535	Sterling Bancshares, Inc. (b)	1,166,611
19,566	United Bankshares, Inc. (b)	548,239
36,769	Westamerica Bancorp. (b)	1,638,059

		6,646,019

	Commercial Services & Supplies — 0.50%
53,075	Mobile Mini, Inc. (a)(b)	984,011
33,638	TeleTech Holdings, Inc. (a)(b)	715,480
33,728	Watson Wyatt Worldwide, Inc.	1,565,316

		3,264,807

	Communications Equipment — 0.72%
74,234	Polycom, Inc. (a)(b)	2,062,221
76,883	Tekelec (a)(b)	961,037
49,089	ViaSat, Inc. (a)	1,690,134

		4,713,392

	Computers & Peripherals — 0.09%
14,290	Synaptics, Inc (a)(b)	588,176

	Consumer Finance — 0.08%
34,911	First Cash Financial Services, Inc. (a)(b)	512,493

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	IronBridge Capital Management, LLC (continued)
	Containers & Packaging — 0.19%
30,838	AptarGroup, Inc.	$1,261,583

	Diversified Consumer Services — 0.35%
13,394	Strayer Education, Inc.	2,284,749

	Electrical Equipment — 1.07%
45,077	American Superconductor Corp. (a)(b)	1,232,405
41,815	IDEX Corp.	1,510,776
36,439	Thomas & Betts Corp. (a)	1,786,969
36,595	Woodward Governor Co.	2,486,630

		7,016,780

	Electronic Equipment & Instruments — 1.02%
54,930	Flir Systems, Inc. (a)(b)	1,719,309
38,944	National Instruments Corp.	1,298,004
34,464	Rofin-Sinar Technologies, Inc. (a)	1,658,063
66,847	Trimble Navigation Ltd. (a)(b)	2,021,453

		6,696,829

	Energy Equipment & Services — 1.29%
44,960	FMC Technologies, Inc. (a)(b)	2,549,232
12,518	Lufkin Industries, Inc. (b)	717,156
32,786	Matrix Service Co. (a)	715,391
29,940	Oceaneering International, Inc. (a)	2,016,459
40,337	Oil States International, Inc. (a)(b)	1,376,298
22,191	Unit Corp. (a)	1,026,334

		8,400,870

	Food Products — 0.40%
49,597	Corn Products International, Inc.	1,822,690
27,419	Peet’s Coffee & Tea, Inc. (a)(b)	797,070

		2,619,760

	Gas Utilities — 0.45%
40,807	AGL Resources, Inc.	1,535,976
48,434	Southern Union Co.	1,422,022

		2,957,998

	Health Care Equipment & Supplies — 1.33%
73,155	ABIOMED, Inc. (a)(b)	1,136,829
12,144	Analogic Corp.	822,392
7,020	Arthrocare Corp. (a)(b)	337,311
13,252	Hansen Medical, Inc. (a)(b)	396,765
21,706	IDEXX Laboratories, Inc. (a)	1,272,623
33,345	Respironics, Inc. (a)	2,183,430
46,248	SonoSite, Inc. (a)(b)	1,557,170
55,499	Thoratec Corp. (a)(b)	1,009,527

		8,716,047

	Health Care Providers & Services — 0.21%
32,554	Owens & Minor, Inc. (b)	1,381,266

Shares	Security Description	Value
	Health Care Technology — 0.82%
26,237	Allscripts Healthcare Solutions, Inc. (a)(b)	$509,522
57,784	Cerner Corp. (a)(b)	3,259,018
73,548	Phase Forward, Inc. (a)	1,599,669

		5,368,209

	Household Durables — 0.70%
50,508	iRobot Corp. (a)(b)	913,185
24,710	Snap-on, Inc.	1,192,010
47,655	The Tupperware Brands Corp.	1,574,045
27,475	Universal Electronics, Inc. (a)(b)	918,764

		4,598,004

	Industrial Conglomerates — 0.12%
19,864	Raven Industries, Inc. (b)	762,579

	Insurance — 1.32%
4,027	Alleghany Corp. (a)(b)	1,618,854
56,703	American Financial Group, Inc.	1,637,583
31,655	Argo Group International Holdings Ltd. – ADR (a)	1,333,625
30,878	FBL Financial Group, Inc., Class – A	1,066,217
28,090	Midland Co. (b)	1,817,142
29,344	Selective Insurance Group, Inc. (b)	674,619
18,161	Stewart Information Services Corp. (b)	473,820

		8,621,860

	Internet Software & Services — 0.10%
39,895	Perficient, Inc. (a)(b)	627,947

	Leisure Equipment & Products — 0.44%
117,296	Callaway Golf Co. (b)	2,044,469
125,274	Leapfrog Enterprises, Inc. (a)(b)	843,094

		2,887,563

	Life Sciences Tools & Services — 0.80%
70,603	Exelixis, Inc. (a)(b)	609,304
21,661	Illumina, Inc. (a)(b)	1,283,631
18,021	Techne Corp. (a)	1,190,287
32,426	Varian, Inc. (a)	2,117,418

		5,200,640

	Machinery — 0.86%
37,608	Astec Industries, Inc. (a)(b)	1,398,642
28,795	Kaydon Corp. (b)	1,570,479
37,277	Lincoln Electric Holding, Inc.	2,653,377

		5,622,498

	Marine — 0.25%
31,036	Alexander & Baldwin, Inc. (b)	1,603,320

	Metals & Mining — 0.23%
21,964	RTI International Metals, Inc. (a)	1,513,979

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	IronBridge Capital Management, LLC (continued)
	Multi-Utilities — 0.60%
101,547	Avista Corp. (b)	$2,187,322
39,098	Black Hills Corp. (b)	1,724,222

		3,911,544

	Oil, Gas & Consumable Fuels — 0.29%
47,590	Cabot Oil & Gas Corp., Class – A	1,921,208

	Pharmaceuticals — 0.07%
26,910	Isis Pharmaceuticals, Inc. (a)(b)	423,832

	Real Estate Investment Trusts — 1.13%
141,914	Annaly Mortgage Management	2,579,997
63,286	Corporate Office Properties (b)	1,993,509
27,833	First Industrial Realty Trust, Inc. (b)	963,022
43,878	Mid-America Apartment Communities, Inc.	1,875,784

		7,412,312

	Semiconductors & Semiconductor Equipment — 0.87%
46,857	Cohu, Inc. (b)	716,912
56,958	Cypress Semiconductor Corp. (a)	2,052,197
46,377	Varian Semiconductor Equipment Associates, Inc. (a)(b)	1,715,949
69,877	Veeco Instruments, Inc. (a)(b)	1,166,946

		5,652,004

	Software — 0.56%
30,348	Jack Henry & Associates, Inc. (b)	738,670
48,877	Manhattan Associates, Inc. (a)	1,288,398
93,031	Parametric Technology Corp. (a)	1,660,603

		3,687,671

	Specialty Retail — 0.55%
57,988	Men’s Wearhouse, Inc. (b)	1,564,516
29,865	Stage Stores, Inc. (b)	442,002
43,498	Tractor Supply Co. (a)(b)	1,563,318

		3,569,836

	Textiles, Apparel & Luxury Goods — 0.59%
28,878	Oxford Industries, Inc. (b)	744,186
126,352	Wolverine World Wide, Inc. (b)	3,098,151

		3,842,337

	Total IronBridge Capital Management, LLC	146,727,868

	Sterling Johnston Capital Management, Inc. — 17.05%
	Aerospace & Defense — 1.51%
48,900	AAR Corp. (a)(b)	1,859,667
27,900	Curtiss-Wright Corp. (b)	1,400,580
102,850	DynCorp International, Inc., Class – A (a)(b)	2,764,608
27,264	HEICO Corp. (b)	1,485,343

Shares	Security Description	Value
	Aerospace & Defense (continued)
77,150	TASER International, Inc. (a)(b)	$1,110,188
15,200	Triumph Group, Inc. (b)	1,251,720

		9,872,106

	Auto Components — 0.20%
174,600	Spartan Motors, Inc. (b)	1,333,944

	Biotechnology — 0.85%
23,000	AMAG Pharmaceuticals, Inc. (a)(b)	1,382,990
70,600	Array BioPharma, Inc. (a)(b)	594,452
14,400	Genomic Health, Inc. (a)(b)	326,016
74,500	Isis Pharmaceuticals, Inc. (a)(b)	1,173,375
18,050	Omrix Biopharmaceuticals, Inc. (a)(b)	627,057
46,700	Progenics Pharmaceuticals, Inc. (a)(b)	843,869
43,650	Sangamo BioSciences, Inc. (a)(b)	571,378

		5,519,137

	Capital Markets — 0.14%
27,600	optionsXpress Holdings, Inc. (b)	933,432

	Chemicals — 0.12%
59,950	Landec Corp. (a)(b)	803,330

	Commercial Services & Supplies — 0.37%
36,950	Gmarket, Inc. – ADR (a)(b)	920,055
86,083	PAETEC Holding Corp. (a)(b)	839,309
66,400	SkillSoft PLC – ADR (a)	634,784

		2,394,148

	Communications Equipment — 0.14%
26,700	Nice Systems Ltd. (a)	916,344

	Computers & Peripherals — 0.15%
105,100	Quantum Corp. (a)(b)	282,719
16,500	Synaptics, Inc. (a)(b)	679,140

		961,859

	Construction & Engineering — 0.08%
18,400	KHD Humboldt Wedag International Ltd. (a)	551,632

	Consumer Finance — 0.05%
41,174	Advanta Corp., Class – B (b)	332,274

	Diversified Telecommunication Services — 0.30%
57,650	GeoEye, Inc. (a)(b)	1,939,923

	Electric Utilities — 0.32%
37,100	ITC Holdings Corp. (b)	2,093,182

	Electrical Equipment — 1.15%
55,600	Energy Conversion Devices, Inc. (a)(b)	1,870,940
93,650	EnerSys (a)	2,337,504
81,450	GrafTech International Ltd. (a)(b)	1,445,737
22,350	Haynes International, Inc. (a)(b)	1,553,325
13,150	Superior Essex, Inc. (a)(b)	315,600

		7,523,106

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Sterling Johnston Capital Management, Inc. (continued)
	Electronic Equipment & Instruments — 0.12%
67,300	X-Rite, Inc. (a)(b)	$782,026

	Energy Equipment & Services — 0.56%
22,850	Hornbeck Offshore Services, Inc. (a)(b)	1,027,108
40,500	Tesco Corp. (a)(b)	1,161,135
37,950	Willbros Group, Inc. (a)(b)	1,453,105

		3,641,348

	Food Products — 0.19%
106,650	Darling International, Inc. (a)	1,232,874

	Health Care Equipment & Supplies — 0.71%
14,900	Meridian Bioscience, Inc. (b)	448,192
13,400	Orthofix International N.V. (a)(b)	776,798
22,700	Surmodics, Inc. (a)(b)	1,231,929
37,800	Wright Medical Group, Inc. (a)(b)	1,102,626
41,300	ZOLL Medical Corp. (a)(b)	1,103,536

		4,663,081

	Health Care Providers & Services — 1.27%
106,300	Alliance Imaging, Inc. (a)(b)	1,022,606
14,400	Amedisys, Inc. (a)(b)	698,688
49,700	Centene Corp. (a)(b)	1,363,768
20,100	Healthways, Inc. (a)(b)	1,174,644
32,800	LHC Group, Inc. (a)(b)	819,344
36,250	Psychiatric Solutions, Inc. (a)(b)	1,178,125
29,600	Skilled Healthcare Group, Inc., Class – A (a)	433,048
93,850	Sun Healthcare Group, Inc. (a)(b)	1,611,404

		8,301,627

	Hotels, Restaurants & Leisure — 0.47%
20,400	Churchill Downs, Inc. (b)	1,100,988
38,700	Texas Roadhouse, Inc., Class – A (a)(b)	428,022
41,200	WMS Industries, Inc. (a)(b)	1,509,568

		3,038,578

	Household Durables — 0.26%
93,700	iRobot, Inc. (a)(b)	1,694,096

	Internet & Catalog Retail — 0.10%
25,600	Shutterfly, Inc. (a)	655,872

	Internet Software & Services — 0.60%
19,700	Bankrate, Inc. (a)(b)	947,373
36,100	GigaMedia Ltd. (a)(b)	676,875
90,350	Interwoven, Inc. (a)	1,284,777
95,750	SonicWALL, Inc. (a)(b)	1,026,440

		3,935,465

	Information Technology Services — 0.26%
60,400	Forrester Research, Inc. (a)(b)	1,692,408

Shares	Security Description	Value
	Life Sciences Tools & Services — 0.31%
16,000	ICON PLC – Sponsored ADR (a)	$989,760
21,800	PAREXEL International Corp. (a)	1,052,940

		2,042,700

	Machinery — 1.09%
52,250	Albany International Corp., Class – A (b)	1,938,475
54,850	Barnes Group, Inc. (b)	1,831,442
32,450	Kaydon Corp. (b)	1,769,823
16,500	Middleby Corp. (a)(b)	1,264,230
22,425	Raser Technologies, Inc. (a)(b)	333,011

		7,136,981

	Marine — 0.65%
49,900	Danaos Corp.	1,317,859
52,900	Horizon Lines, Inc., Class – A (b)	986,056
74,600	Navios Maritime Holdings, Inc.	913,850
45,100	Quintana Maritime Ltd. – ADR (b)	1,036,398

		4,254,163

	Media — 0.26%
69,600	RCN Corp. (b)	1,085,064
13,800	VistaPrint Ltd. (a)(b)	591,330

		1,676,394

	Metals & Mining — 0.77%
61,900	A.M. Castle & Co. (b)	1,683,061
32,200	Patriot Coal Corp. (a)	1,344,028
16,600	RTI International Metals, Inc. (a)(b)	1,144,238
23,400	Walter Industries, Inc. (b)	840,762

		5,012,089

	Oil, Gas & Consumable Fuels — 0.60%
57,850	Alpha Natural Resources, Inc. (a)(b)	1,878,968
65,100	Rosetta Resource, Inc. (a)(b)	1,290,933
30,950	Western Refining, Inc. (b)	749,300

		3,919,201

	Pharmaceuticals — 0.35%
25,800	Auxilium Pharmaceuticals, Inc (a)(b)	773,742
139,500	Indevus Pharmaceuticals, Inc. (a)(b)	969,525
25,500	Sciele Pharma, Inc. (a)(b)	521,475

		2,264,742

	Real Estate Management & Development — 0.11%
184,200	Meruelo Maddux Properties, Inc. (a)(b)	736,800

	Semiconductors & Semiconductor Equipment — 0.23%
82,200	Advanced Analogic Technologies, Inc. (a)	927,216
41,600	AuthenTec, Inc. (a)(b)	604,448

		1,531,664

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Sterling Johnston Capital Management, Inc. (continued)
	Software — 1.45%
40,000	Ansoft Corp. (a)(b)	$1,034,000
72,700	Aspen Technology (a)(b)	1,179,194
29,350	Blackboard, Inc. (a)	1,181,337
50,050	CommVault Systems, Inc. (a)(b)	1,060,059
125,800	Lawson Software, Inc. (a)	1,288,192
10,250	MicroStrategy, Inc., Class – A (a)(b)	974,775
32,650	Progress Software Corp. (a)	1,099,652
28,650	SPSS, Inc. (a)(b)	1,028,822
72,600	Wind River Systems, Inc. (a)(b)	648,318

		9,494,349

	Specialty Retail — 0.40%
38,350	Aeropostale, Inc. (a)(b)	1,016,275
22,300	Brown Shoe Co., Inc. (b)	338,291
28,050	hhgregg, Inc. (a)(b)	385,968
32,800	Tween Brands, Inc. (a)	868,544

		2,609,078

	Textiles, Apparel & Luxury Goods — 0.37%
31,800	Iconix Brand Group, Inc. (a)	625,188
48,150	Skechers U.S.A., Inc., Class – A (a)	939,407
24,100	The Warnaco Group, Inc. (a)(b)	838,680

		2,403,275

	Trading Companies & Distributors — 0.25%
42,750	UAP Holding Corp. (b)	1,650,150

	Wireless Telecommunication Services — 0.29%
65,300	Brightpoint, Inc. (a)(b)	1,003,008
56,150	Syniverse Holdings, Inc. (a)(b)	874,817

		1,877,825

	Total Sterling Johnston Capital Management, Inc.	111,421,203

	Total Common Stocks (cost $538,285,918)	628,548,978

	Mutual Funds — 0.39%
	Geewax, Terker & Co. — 0.39%
18,500	iShares Russell 2000 Index Fund (b)	1,406,925
16,200	iShares Russell 2000 Value Index Fund (b)	1,141,776

	Total Mutual Funds (cost $2,656,776)	2,548,701

	Time Deposits — 1.86%
	Franklin Portfolio Associates LLC — 0.06%
403,517	Liquidity Management Control System Time Deposit	403,517

	IronBridge Capital Management, LLC — 1.23%
8,071,199	Liquidity Management Control System Time Deposit	8,071,199

Shares or Principal Amount	Security Description	Value
	Sterling Johnston Capital Management, Inc. — 0.56%
3,672,405	Liquidity Management Control System Time Deposit	$3,672,405

	Total Time Deposits (cost $12,147,120)	12,147,120

	Repurchase Agreements — 2.13%
	Frontier Capital Management Co. — 1.36%
$8,909,319	Bankers Trust Co., dated 12/31/07, due 1/2/08 at 1.00% with a maturity value of $8,909,813 (Collateralized by U.S. Treasury Bill, 6/19/08, with a market value of $9,243,000)	8,909,319

	Geewax, Terker & Co. — 0.77%
5,009,475	Bankers Trust Co., dated 12/31/07, due 1/2/08 at 1.00% with a maturity value of $5,009,754 (Collateralized by U.S. Treasury Bill, 6/19/08, with a market value of $5,197,000)	5,009,475

	Total Repurchase Agreements (cost $13,918,794)	13,918,794

	Securities Held as Collateral for Securities on Loan — 52.74%
341,162,349	State Street Navigator Securities Lending Prime Portfolio 4.83%, (d)	341,162,349
$3,558,415	Various U.S. Treasury Bonds and Notes 0.01% to 9.125%, 1/25/08 to 4/15/32	3,558,415

	Total Securities Held as Collateral for Securities on Loan (cost $344,720,764)	344,720,764

	Total Investments (cost $911,729,372) (e) — 153.28%	1,001,884,357
	Liabilities in excess of other assets — (53.28)%	(348,241,682)

	Net Assets — 100.00%	$653,642,675

(a)	Represents non-income producing security.

(b)	All or part of this security has been placed on loan as of December 31, 2007.

(c)	Escrow Security due to bankruptcy.

(d)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on December 31, 2007. The maturity date represents the actual maturity date.

(e)	Represents cost for financial reporting purposes.

ADR — American Depositary Receipt

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common/Preferred Stocks — 97.01%
	Artisan Partners LP — 32.43%
	Argentina — 0.11%
54,465	Tenaris SA (Steel)	$1,216,632
19,900	Tenaris SA – ADR (Steel)	890,127

		2,106,759

	Australia — 0.02%
298,516	Babcock & Brown Infrastructure Group Units (Diversified Financial Services)	419,260

	Belgium — 0.17%
35,229	Delhaize Group (Food & Drugs Retailing)	3,100,383
1,106	Umicore (Chemicals)	274,867

		3,375,250

	Brazil — 0.06%
215,467	Vivo Participacoes SA Preferred – ADR (Wireless Telecommunication Services)	1,178,605

	Canada — 0.53%
160,808	Canadian Pacific Railway Ltd. (Transportation)	10,394,629

	China — 1.23%
785,000	Bank of China Ltd., H Shares (Diversified Financial Services)	380,574
2,153,900	China Construction Bank, H Shares (Commercial Banks)	1,826,018
239,500	China Life Insurance Co., H Shares (Insurance)	1,239,445
401,600	China Merchants Holdings International Co. Ltd. (Transportation Infrastructure)	2,498,121
789,200	China Netcom Group Corp. Ltd. (Telecommunications)	2,373,602
2,406,000	China Petroleum & Chemical Corp., H Shares (Oil & Gas)	3,635,122
64,000	China Railway Group Ltd., Class – H (Road & Rail) (a)(b)	88,158
1,652,100	China Resources Land Ltd. (Real Estate)	3,653,016
3,031,300	China Unicom Ltd. (Telecommunications)	6,959,211
1,685,200	Denway Motors Ltd. (Automobiles)	1,082,847
276,000	PICC Property & Casualty Co. Ltd., Class – H (Insurance)	395,049
176,500	Shanghai Electric Group Co. Ltd., Class – H (Machinery)	149,406

		24,280,569

Shares	Security Description	Value
	Finland — 1.01%
441,590	Fortum Oyj (Electric Utilities)	$19,889,755

	France — 4.65%
49,503	Alstom (Electrical Equipment)	10,638,181
167,675	Bouygues SA (Wireless Telecommunication Services)	13,972,100
103,761	Carrefour SA (Food & Staples Retailing)	8,083,480
131,669	Electricite de France (EDF) (Electric Utilities)	15,683,864
114,297	France Telecom SA (Diversified Telecommunication Services)	4,113,783
112,971	LVMH Moet Hennessy Louis Vuitton SA (Textiles, Apparel & Luxury Goods)	13,654,819
109,994	Technip SA (Energy Equipment & Services)	8,763,629
4,006	Vallourec SA (Metals & Mining)	1,084,309
210,291	Vinci SA (Road Construction)	15,571,076

		91,565,241

	Germany — 6.53%
37,071	Allianz SE (Insurance)	8,025,077
215,864	Bayer AG (Chemicals)	19,682,237
180,248	Daimler AG (Automobiles)	17,446,670
612,040	Deutsche Telekom AG (Telecommunication Services)	13,447,987
111,204	Fraport AG (Transportation Infrastructure)	8,866,537
52,519	IVG Immobilien AG (Real Estate Management & Development)	1,748,228
97,841	Linde AG (Manufacturing)	12,943,150
70,063	RWE AG (Multi-Utilities)	9,878,920
52,965	Siemens AG (Industrial Conglomerates)	8,394,926
135,993	United Internet AG (Web Portals)	3,292,269
86,907	Wacker Chemie AG (Chemicals)	24,910,613

		128,636,614

	Hong Kong — 2.98%
1,498,500	Bank of East Asia Ltd. (Commercial Banks)	10,253,431
1,532,296	Hutchison Whampoa Ltd. (Industrial Conglomerates)	17,382,752
349,200	New World Development Co. Ltd. (Real Estate Management & Development)	1,238,361
1,695,130	NWS Holdings Ltd. (Industrial Conglomerates)	5,413,528
586,600	Sun Hung Kai Properties Ltd. (Real Estate Management & Development) (a)	12,458,921

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common/Preferred Stocks (continued)
	Artisan Partners LP (continued)
	Hong Kong (continued)
860,786	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	$11,868,114

		58,615,107

	Italy — 0.47%
28,203	Fiat SpA (Automobiles)	729,772
621,474	Intesa Sanpaolo (Commercial Banks)	4,915,172
170,395	Mediobanca SpA (Capital Markets)	3,517,305

		9,162,249

	Japan — 3.13%
291,100	Credit Saison Co. Ltd. (Consumer Finance)	7,974,629
34,900	DENSO CORP. (Auto Components)	1,430,994
2,511	Japan Tobacco, Inc. (Tobacco)	15,016,544
8,506	Jupiter Telecommunications Co. Ltd. (Media) (a)(b)	7,249,518
189,800	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	4,579,329
1,673,900	Mitsubishi Heavy Industries Ltd. (Machinery)	7,208,110
178,103	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	3,874,577
32,660	ORIX Corp. (Consumer Finance)	5,581,731
74,400	SUZUKI MOTOR CORP. (Automobiles)	2,244,655
294,750	Tokyu Land Corp. (Real Estate)	2,538,492
300,300	Urban Corp. (Real Estate)	4,019,235

		61,717,814

	Luxembourg — 0.07%
12,173	RTL Group (Media)	1,437,362

	Mexico — 0.07%
61,300	Grupo Televisa SA – ADR (Media)	1,457,101

	Netherlands — 0.59%
364,828	ASML Holding N.V. (Semiconductors & Semiconductor Equipment) (a)	11,552,211

	Norway — 2.08%
1,119,934	Orkla ASA (Food) (b)	21,716,143
96,400	Renewable Energy Corp. AS (Semiconductors & Semiconductor Equipment) (b)	4,901,785
591,600	Seadrill Ltd. (Energy Equipment & Services) (a)(b)	14,441,497

		41,059,425

Shares	Security Description	Value
	Russian Federation — 0.94%
110,700	Gazprom – ADR (Gas Utilities)	$6,199,200
65,432	Lukoil – ADR (Oil, Gas & Consumable Fuels)	5,529,004
6,050	Mining and Metallurgical Co., Norilsk Nickel	1,603,250
7,100	Novorossiysk Sea Trade Port – GDR Registered (Transportation Infrastructure) (a)(b)	142,000
17,768	OAO TMK – GDR (Metals & Mining) (a)	771,131
29,641	RAO Unified Energy System – GDR (Electric Utilities)	3,791,084
13,400	Uralkali – GDR (Chemicals) (b)	499,150

		18,534,819

	Singapore — 0.03%
112,000	Oversea-Chinese Banking Corp. Ltd. (Commercial Banks)	645,226

	South Africa — 0.13%
103,526	Naspers Ltd. (Media)	2,456,133

	Spain — 1.79%
205,083	Gamesa Corporacion Tecnologica S.A. Units (Electrical Equipment)	9,587,969
105,546	Industria de Diseno Textil S.A. (Specialty Retail) (a)	6,483,602
591,124	Telefonica S.A. (Diversified Telecommunication Services)	19,201,765

		35,273,336

	South Korea — 0.46%
60,311	Kookmin Bank (Diversified Financial Services) (b)	4,447,429
19,042	NHN Corp. (Software) (b)	4,601,257

		9,048,686

	Sweden — 0.03%
31,400	Assa Abloy AB, Class – B (Building Products)	630,537

	Switzerland — 3.02%
78,657	Adecco SA (Commercial Services & Supplies)	4,256,331
41,999	Compagnie Financiere Richemont S.A., A Shares (Textiles, Apparel & Luxury Goods)	2,883,048
85,919	Holcim Ltd., Class B (Construction Materials) (c)	9,207,505
50,913	Nestle SA (Food Products)	23,389,663
16,991	Roche Holding AG (Pharmaceuticals)	3,197,352
95,213	Roche Holding AG Genusscheine (Pharmaceuticals)	16,453,453

		59,387,352

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common/Preferred Stocks (continued)
	Artisan Partners LP (continued)
	United Kingdom — 2.26%
113,841	Anglo American PLC (Metals & Mining)	$6,978,967
970,961	Lloyds TSB Group plc (Diversified Financial Services)	9,121,904
834,792	National Grid PLC (Multi-Utilities)	13,857,537
29,871	Standard Chartered plc (Diversified Financial Services)	1,096,358
2,103,321	William Morrison Supermarkets plc (Food & Drugs Retailing)	13,480,412

		44,535,178

	United States — 0.07%
13,763	Golden Telecom, Inc. (Diversified Telecommunication Services) (b)	1,389,375

	Total Artisan Partners LP	638,748,593

	Capital Guardian Trust Co. — 57.75%
	Australia — 1.77%
489,452	Amcor Ltd. (Containers & Packaging)	2,968,823
385,142	Brambles Ltd. (Commercial Services & Supplies)	3,898,041
478,639	Foster’s Group Ltd. (Beverages)	2,751,982
195,293	Insurance Australia Group Ltd. (Insurance)	706,285
54,191	Macquarie Group Ltd. (Diversified Financial Services)	3,624,752
46,310	Newcrest Mining Ltd. (Metals & Mining)	1,345,547
83,424	QBE Insurance Group Ltd. (Insurance)	2,441,478
555,553	Telstra Corp. Ltd. (Diversified Telecommunication Services)	2,287,150
145,382	Toll Holdings Ltd. (Road & Rail)	1,461,209
88,000	Westpac Banking Corp. (Commercial Banks)	2,156,723
54,300	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	2,401,820
292,216	Woolworths Ltd. (Food & Drugs Retailing)	8,718,693

		34,762,503

	Austria — 0.36%
23,941	Raiffeisen International Bank – Holding AG (Commercial Banks)	3,625,940
75,300	Telekom Austria AG (Diversified Telecommunication Services)	2,094,847

Shares	Security Description	Value
	Austria (continued)
26,100	Wienerberger AG (Building Products)	$1,447,244

		7,168,031

	Belgium — 0.39%
60,800	Fortis (Diversified Financial Services) (a)	889
228,700	Fortis AG (Insurance)	6,044,816
37,894	UCB SA (Pharmaceuticals)	1,718,426

		7,764,131

	Brazil — 0.08%
83,000	Bovespa Holding SA (Diversified Financial Services) (a)(b)	1,600,281

	Canada — 5.61%
686,600	Barrick Gold Corp. (Metals & Mining)	28,871,530
290,500	Cameco Corp. (Oil, Gas & Consumable Fuels)	11,650,030
25,800	Canadian Imperial Bank of Commerce (Commercial Banks)	1,844,725
57,300	Canadian National Railway Co. (Road & Rail)	2,709,076
113,600	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	8,356,226
75,500	EnCana Corp. (Oil, Gas & Consumable Fuels)	5,164,944
7,700	Fairfax Financial Holdings Ltd. (Insurance)	2,239,688
21,100	Inmet Mining Corp. (Metals & Mining)	1,722,515
44,500	Methanex Corp. (Chemicals)	1,242,951
231,400	Potash Corp. of Saskatchewan, Inc. (Chemicals)	33,651,146
91,600	Shaw Communications, Inc., Class – B (Communications Equipment)	2,194,612
42,800	Shoppers Drug Mart Corp. (Specialty Retail)	2,310,254
51,400	Sun Life Financial, Inc. (Insurance)	2,902,092
51,900	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	5,676,020

		110,535,809

	Cayman Islands — 0.04%
226,000	Alibaba.com Ltd. (Internet Software & Services) (a)(b)	801,460

	China — 0.16%
531,000	China Shenhua Energy Co. Ltd., Class H (Coal)	3,173,646

	Denmark — 0.16%
48,200	Novo Nordisk A/S , Class B (Pharmaceuticals)	3,166,575

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common/Preferred Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Finland — 0.46%
85,700	Nokia Oyj (Communications Equipment)	$3,322,560
43,200	Rautaruukki Oyj (Metals & Mining)	1,872,522
186,918	UPM-Kymmene Oyj (Paper & Forest Products)	3,776,397

		8,971,479

	France — 6.85%
29,150	Accor SA (Hotels, Restaurants & Leisure)	2,331,011
27,226	Air Liquide SA (Chemicals)	4,051,422
140,000	Axa (Insurance)	5,605,813
70,320	BNP Paribas (Commercial Banks)	7,629,891
218,195	Bouygues SA (Wireless Telecommunication Services)	18,181,853
30,000	Cap Gemini SA (IT Services)	1,885,855
29,900	Carrefour SA (Food & Staples Retailing)	2,329,354
54,700	Dassault Systems SA (Software)	3,237,827
23,900	Electricite de France (Electric Utilities)	2,846,869
103,720	Groupe DANONE (Food Processing)	9,309,994
97,100	L’Oreal SA (Personal Products)	13,908,336
38,900	Lafarge SA (Construction Materials)	7,080,068
55,940	PagesJaunes SA (Media)	1,121,188
10,700	Pernod Ricard SA (Beverages)	2,473,057
64,100	PSA Peugeot Citroen (Automobiles)	4,858,758
17,300	Renault SA (Automobiles)	2,453,472
60,300	Rhodia SA – Registered (Chemicals) (b)	2,327,232
162,800	Sanofi-Aventis (Pharmaceuticals)	14,989,100
51,264	Schneider Electric SA (Electrical Equipment)	6,945,716
27,775	Societe Generale (Commercial Banks)	4,016,988
83,440	Total SA (Oil, Gas & Consumable Fuels)	6,932,190
85,050	Veolia Environnement (Multi Utilities)	7,764,710
58,200	Vivendi Universal SA (Media)	2,669,896

		134,950,600

	Germany — 3.10%
57,400	Allianz SE (Insurance)	12,425,870
51,100	Bayer AG (Chemicals)	4,659,241
42,795	Commerzbank AG (Commercial Banks)	1,644,758

Shares	Security Description	Value
	Germany (continued)
44,600	Continental AG (Auto Components)	$5,785,925
143,400	Daimler AG (Automobiles)	13,880,057
35,800	Deutsche Bank AG (Capital Markets)	4,683,036
1,800	Deutsche Bank AG – Registered (Capital Markets)	232,938
61,502	Hypo Real Estate Holding AG (Commercial Banks)	3,262,832
1,185	Porsche Automobil Holding SE N/V Vorzug (Automobiles)	2,392,555
34,100	SAP AG (Software)	1,775,689
65,300	Siemens AG (Industrial Conglomerates)	10,350,017

		61,092,918

	Hong Kong — 1.60%
806,600	Bank of East Asia Ltd. (Commercial Banks)	5,519,131
141,000	China Mobile Ltd. (Wireless Telecommunication Services)	2,493,799
153,000	Hang Lung Properties Ltd. (Real Estate Management & Development) (c)	692,698
737,000	Hong Kong & China Gas Co. Ltd. (Utilities – Natural Gas)	2,259,141
3,586,000	Industrial & Commercial Bank of China (Commercial Banks)	2,575,588
830,000	Sino Land Co. Ltd. (Real Estate Management & Development)	2,948,736
426,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development) (a)	9,047,904
426,500	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	5,880,382

		31,417,379

	Ireland — 0.58%
216,000	Allied Irish Banks PLC (Commercial Banks)	4,948,447
186,400	CRH PLC (Construction Materials)	6,499,094

		11,447,541

	Italy — 0.28%
65,000	ENI SpA (Oil, Gas & Consumable Fuels)	2,380,343
404,639	Intesa Sanpaolo (Commercial Banks)	3,200,247

		5,580,590

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common/Preferred Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Japan — 14.10%
45,500	Advantest Corp. (Semiconductors & Semiconductor Equipment)	$1,295,345
845,300	AEON Co. Ltd. (Food & Staples Retailing)	12,395,715
150,000	Ajinomoto Co., Inc. (Food Products)	1,706,804
86,800	Canon, Inc. (Office Electronics)	4,040,824
251,000	Citizen Holdings Co. Ltd. (Jewelry)	2,447,081
19,300	Credit Saison Co. Ltd. (Consumer Finance)	528,720
178,000	Daiwa House Industries Co. Ltd. (Household Durables)	2,299,499
252	East Japan Railway Co. (Transportation)	2,080,072
105,600	Elpida Memory, Inc. (Electronic Equipment & Instruments) (a)	3,668,111
95,000	Fanuc Ltd. (Machinery)	9,253,357
88,300	FUJIFILM Holdings Corp. (Photo Equipment)	3,739,114
360,000	Hankyu Hanshin Holdings, Inc. (Industrial Conglomerates)	1,556,670
17,900	Hirose Electric Co. Ltd. (Electronic Equipment & Instruments)	2,070,439
360,000	Hitachi Ltd. (Electronic Equipment & Instruments)	2,684,691
218,100	Hoya Corp. (Electronic Equipment & Instruments)	6,951,083
21,600	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels) (b)	2,291,495
499	INPEX Holdings, Inc. (Oil, Gas & Consumable Fuels)	5,405,461
321	Japan Tobacco, Inc. (Tobacco)	1,919,678
131,000	JGC Corp. (Construction & Engineering)	2,262,301
78,700	JS Group Corp. (Manufacturing – Diversified)	1,260,468
23,900	Keyence Corp. (Electronic Equipment & Instruments)	5,899,042
208,300	Mitsubishi Corp. (Trading Companies & Distributors)	5,706,338
561,000	Mitsubishi UFJ Financial Group, Inc. (Commercial Banks)	5,258,433
103,000	Mitsui & Co. Ltd. (Trading Companies & Distributors)	2,180,797
155,000	Mitsui O.S.K. Lines Ltd. (Marine Cargo Handling)	1,978,782
1,651	Mizuho Financial Group, Inc. (Commercial Banks)	7,892,874

Shares	Security Description	Value
	Japan (continued)
79,400	Murata Manufacturing Co. Ltd. (Electronic Equipment & Instruments)	$4,606,195
21,700	Nintendo Co. Ltd. (Software)	12,996,688
205,000	Nippon Electric Glass Co. Ltd. (Electronic Equipment & Instruments)	3,351,209
522,400	Nissan Motor Co. Ltd. (Automobiles)	5,752,480
251,000	Nomura Holdings, Inc. (Capital Markets)	4,258,236
2,962	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	4,932,247
40,500	Oracle Corp. Japan (Software)	1,787,511
7,500	ORIX Corp. (Consumer Finance)	1,281,782
26,900	Rohm Co. (Semiconductors & Semiconductor Equipment)	2,348,030
32,900	Shin-Etsu Chemical Co. Ltd. (Chemicals)	2,067,663
48,000	SMC Corp. (Machinery)	5,723,903
1,129,800	Softbank Corp. (Wireless Telecommunication Services)	23,364,709
156,600	SONY Corp. (Household Durables)	8,692,211
563	Sony Financial Holdings, Inc. (Diversified Financial Services) (a)(b)	2,152,202
1,101,000	Sumitomo Chemical Co. Ltd. (Chemicals)	9,827,189
416,100	Sumitomo Corp. (Trading Companies & Distributors)	5,911,824
506,000	Sumitomo Metal Industries Ltd. (Metals & Mining)	2,351,065
2,616	Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	19,602,435
350,300	SUZUKI MOTOR CORP. (Automobiles)	10,568,586
64,300	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	3,782,014
71,100	The Kansai Electric Power Co., Inc. (Electric Utilities)	1,658,151
47,500	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	2,917,189
404,000	Tokyo Gas Co. Ltd. (Gas Utilities)	1,891,603
467,000	Tokyu Corp. (Road & Rail)	3,072,919
1,094,000	Toshiba Corp. (Computers & Peripherals)	8,197,654
115,500	Trend Micro, Inc. (Software)	4,136,079

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common/Preferred Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Japan (continued)
43,200	Uni-Charm Corp. (Household Products)	$2,734,324
16,818	Yahoo Japan Corp. (Internet Software & Services)	7,528,201
56,730	Yamada Denki Co. Ltd. (Specialty Retail)	6,485,605
342,500	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	4,939,727

		277,692,825

	Luxembourg — 0.19%
142,800	SES – FDR, Class – A (Diversified Telecommunication Services)	3,757,675

	Mexico — 0.60%
165,600	America Movil SA de CV, Series L – ADR (Communications Equipment)	10,166,184
62,300	Cemex SAB de C.V. – Sponsored ADR (Construction Materials)	1,610,455

		11,776,639

	Netherlands — 1.90%
166,086	Aegon NV (Insurance)	2,935,471
46,900	Akzo Nobel NV (Chemicals)	3,756,580
26,800	Heineken Holding NV (Beverages)	1,517,402
14,958	Heineken NV (Beverages)	966,965
259,938	ING Groep NV (Diversified Financial Services)	10,165,110
149,920	Koninklijke Ahold NV (Food & Staples Retailing) (b)	2,088,676
312,000	Koninklijke KPN NV (Diversified Telecommunication Services)	5,674,054
278,900	Unilever NV (Food Products)	10,254,276

		37,358,534

	Norway — 0.39%
318,600	Telenor ASA (Diversified Telecommunication Services)	7,615,901

	Poland — 0.11%
51,200	Polski Koncern Naftowy Orlen S.A – GDR Registered (Oil, Gas & Consumable Fuels) (b)	2,160,963

	Russian Federation — 0.41%
145,200	Gazprom – Sponsored ADR (Gas Utilities)	8,131,200

	Singapore — 0.21%
906,350	Singapore Telecommunications Ltd. (Diversified Telecommunication Services) (a)	2,519,388

Shares	Security Description	Value
	Singapore (continued)
116,360	United Overseas Bank Ltd. (Commercial Banks)	$1,609,148

		4,128,536

	South Africa — 0.27%
96,400	Harmony Gold Mining Co. Ltd. (Metals & Mining) (b)	994,734
76,600	Harmony Gold Mining Co. Ltd. – ADR (Metals & Mining) (a)	789,746
70,700	Sasol Ltd. (Oil, Gas & Consumable Fuels)	3,509,995

		5,294,475

	South Korea — 0.54%
8,898	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	5,287,259
4,770	Samsung Electronics Co. Ltd. – GDR (Electronic Equipment & Instruments) (b)	1,409,535
1,020	SK Telecom Co. Ltd. (Diversified Telecommunication Services)	271,433
125,600	SK Telecom Co. Ltd. – ADR (Diversified Telecommunication Services)	3,747,904

		10,716,131

	Spain — 1.52%
433,000	Banco Bilbao Vizcaya Argentaria SA (Commercial Banks)	10,609,146
275,400	Banco Santander SA (Commercial Banks)	5,954,573
54,571	Industria de Diseno Textil SA (Specialty Retail) (b)	3,352,250
137,100	Repsol YPF SA (Oil, Gas & Consumable Fuels)	4,886,407
155,774	Telefonica SA (Diversified Telecommunication Services)	5,060,082

		29,862,458

	Sweden — 0.68%
84,800	Assa Abloy AB, Class – B (Building Products)	1,702,851
109,300	AstraZeneca PLC (Pharmaceuticals)	4,685,687
119,600	Atlas Copco AB, Class – A (Machinery)	1,786,207
547,200	TeliaSonera AB (Diversified Telecommunication Services)	5,123,596

		13,298,341

	Switzerland — 5.36%
270,651	Compagnie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	18,579,011

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common/Preferred Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Switzerland (continued)
50,510	Credit Suisse Group (Capital Markets)	$3,038,900
86,395	Holcim Ltd., Class B (Construction Materials) (c)	9,258,515
39,962	Nestle SA (Food Products)	18,358,724
12,134	Nobel Biocare Holding AG (Health Care Equipment & Supplies)	3,248,168
294,030	Novartis AG (Pharmaceuticals)	16,131,516
84,622	Roche Holding AG (Pharmaceuticals)	14,623,256
175,286	Swiss Re (Insurance)	12,458,485
14,562	Swisscom AG (Diversified Telecommunication Services)	5,686,372
16,150	Synthes, Inc. (Health Care Equipment & Supplies)	2,006,087
28,750	UBS AG (Capital Markets)	1,330,948
20,200	UBS AG – Registered (Capital Markets)	929,200

		105,649,182

	Taiwan — 0.45%
40,690	High Tech Computer Corp. – Registered GDR (Computers)	3,005,852
594,415	Taiwan Semiconductor Manufacturing Co. Ltd. – ADR (Semiconductors & Semiconductor Equipment)	5,920,373

		8,926,225

	Turkey — 0.14%
98,000	Turkcell Iletisim Hizmetleri AS – ADR (Communications Equipment)	2,701,860

	United Kingdom — 9.38%
155,200	Alliance & Leicester plc (Diversified Financial Services)	2,001,744
351,000	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	866,304
2,594,500	BAE Systems PLC (Aerospace & Defense)	25,717,263
491,700	Barclays PLC (Commercial Banks)	4,932,561
198,988	Billiton PLC (Metals & Mining)	6,123,195
488,650	BP PLC (Oil, Gas & Consumable Fuels)	5,981,564
166,891	Brambles Ltd. (Commercial Services & Supplies)	1,664,226
284,800	British Land Co. PLC (Real Estate Management & Development)	5,356,900

Shares	Security Description	Value
	United Kingdom (continued)
26,925	Cairn Energy PLC (Oil, Gas & Consumable Fuels) (a)	$1,647,408
220,200	Daily Mail & General Trust PLC, Class A (Media)	2,177,193
524,200	HBOS PLC (Commercial Banks)	7,668,776
263,600	HSBC Holdings PLC (Commercial Banks)	4,417,730
220,800	Lloyds TSB Group PLC (Commercial Banks)	2,074,354
173,500	Marks & Spencer Group PLC (Multiline Retail)	1,933,879
442,300	National Grid Group PLC (Utilities – Electric)	7,342,175
442,400	Premier Foods PLC (Food & Drugs Retailing)	1,802,938
241,000	Reed Elsevier PLC (Media)	3,259,479
308,200	Reuters Group PLC (Multimedia)	3,907,633
115,700	Rio Tinto PLC (Metals & Mining)	12,244,519
1,134,100	Royal Bank of Scotland Group PLC (Commercial Banks)	10,022,500
313,650	Royal Dutch Shell PLC, Class – A (Oil, Gas & Consumable Fuels)	13,182,617
95,266	Royal Dutch Shell PLC, Class – B (Oil, Gas & Consumable Fuels)	3,963,017
652,400	SABMiller PLC (Beverages)	18,387,341
228,300	Scottish & Southern Energy (Electric Utilities)	7,443,232
255,900	Standard Chartered PLC (Commercial Banks)	9,392,321
656,500	Tesco PLC (Food & Staples Retailing)	6,236,234
1,839,826	Vodafone Group PLC (Wireless Telecommunication Services)	6,877,238
57,133	Xstrata PLC (Metals & Mining)	4,036,985
517,800	Yell Group PLC (Media)	4,132,836

		184,794,162

	United States — 0.06%
60,764	News Corp. Ltd. Voting CDI, Class – A (Media)	1,247,059

	Total Capital Guardian Trust Co.	1,137,545,109

	Causeway Capital Management LLC — 6.83%
	Canada — 0.14%
23,920	Manulife Financial Corp. (Insurance)	983,515
34,442	Telus Corp. (Diversified Telecommunication Services)	1,675,849

		2,659,364

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common/Preferred Stocks (continued)
	Causeway Capital Management LLC (continued)
	Finland — 0.09%
89,600	UPM-Kymmene Oyj (Paper & Forest Products)	$1,810,233

	France — 1.17%
18,062	Accor SA (Hotels, Restaurants & Leisure)	1,444,347
105,251	Axa (Insurance)	4,214,410
20,914	BNP Paribas (Commercial Banks)	2,269,220
107,583	France Telecom SA (Diversified Telecommunication Services)	3,872,132
54,169	Publicis Groupe (Media)	2,120,703
33,747	Sanofi-Aventis (Pharmaceuticals)	3,107,108
39,720	Technip SA (Energy Equipment & Services)	3,164,640
37,250	Vinci SA (Road Construction)	2,758,190

		22,950,750

	Germany — 0.91%
40,739	Bayer AG (Chemicals)	3,714,536
28,227	Bayerische Motoren Werke AG (Automobiles)	1,763,259
89,187	Deutsche Post AG (Air Freight & Logistics)	3,039,221
22,524	E.ON AG (Electric Utilities)	4,794,632
28,856	Siemens AG (Industrial Conglomerates)	4,573,662

		17,885,310

	Ireland — 0.28%
97,054	Allied Irish Banks PLC (Commercial Banks)	2,226,152
91,948	CRH PLC (Construction Materials)	3,188,420

		5,414,572

	Italy — 0.11%
268,257	UniCredito Italiano S.p.A. (Diversified Financial Services)	2,227,501

	Japan — 0.43%
91,900	Honda Motor Co. Ltd. (Automobiles)	3,085,273
285,500	Mitsubishi UFJ Financial Group, Inc. (Commercial Banks)	2,676,083
7,500	Sankyo Co. Ltd. (Leisure Equipment & Products)	348,478
128	Sony Financial Holdings, Inc. (Diversified Financial Services) (a)(b)	489,311
80,700	Yamaha Motor Co. Ltd. (Automobiles)	1,954,284

		8,553,429

Shares	Security Description	Value
	Netherlands — 0.71%
31,092	Akzo Nobel N.V (Chemicals)	$2,490,396
91,142	ING Groep NV (Insurance)	3,564,190
54,257	Koninklijke (Royal) Philips Electronics NV (Electronic Equipment & Instruments)	2,341,481
117,335	Reed Elsevier NV (Media)	2,341,417
79,198	TNT NV (Air Freight & Logistics)	3,270,779

		14,008,263

	Norway — 0.14%
57,500	Aker Kvaerner ASA (Buidling – Heavy Construction)	1,530,748
51,400	Telenor ASA (Diversified Telecommunication Services)	1,228,680

		2,759,428

	South Korea — 0.24%
5,400	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,208,721
27,468	Shinhan Financial Group Ltd. (Commercial Banks) (b)	1,570,522

		4,779,243

	Spain — 0.28%
168,209	Telefonica SA (Diversified Telecommunication Services)	5,464,014

	Sweden — 0.21%
129,600	Atlas Copco AB, Class – A (Machinery)	1,935,556
977,000	Ericsson LM, Class – B (Communications Equipment)	2,295,301

		4,230,857

	Switzerland — 0.34%
36,898	Credit Suisse Group (Capital Markets)	2,219,943
35,674	Novartis AG (Pharmaceuticals)	1,957,201
8,503	Zurich Financial Services AG (Insurance)	2,497,789

		6,674,933

	United Kingdom — 1.78%
453,699	BAE Systems PLC (Aerospace & Defense)	4,497,166
248,866	BP PLC (Oil, Gas & Consumable Fuels)	3,046,368
225,408	British Airways PLC (Airlines) (b)	1,389,704
164,869	British American Tobacco PLC (Tobacco)	6,448,271
216,060	Compass Group PLC (Food & Staples Retailing)	1,326,695

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Shares	Security Description	Value
	Common/Preferred Stocks (continued)
	Causeway Capital Management LLC (continued)
	United Kingdom (continued)
97,844	GlaxoSmithKline PLC (Pharmaceuticals)	$2,490,844
136,127	HBOS PLC (Commerical Banks)	1,991,468
110,400	HSBC Holdings PLC (Commercial Banks)	1,864,803
253,150	Royal Bank of Scotland Group PLC (Commercial Banks)	2,237,189
67,040	Royal Dutch Shell PLC, Class – B (Oil, Gas & Consumable Fuels)	2,788,830
111,331	Unilever PLC (Food Products)	4,188,125
770,196	Vodafone Group PLC (Wireless Telecommunication Services)	2,878,979

	Total Causeway Capital Management LLC	35,148,442

		134,566,339

	Total Common/Preferred Stocks (cost $1,434,307,401)	1,910,860,041

	Time Deposits — 3.16%
	Artisan Partners LP — 1.40%
27,649,281	Liquidity Management Control System Time Deposit	27,649,281

	Capital Guardian Trust Co. — 1.42%
28,062,499	Liquidity Management Control System Time Deposit	28,062,499

	Causeway Capital Management LLC — 0.33%
6,510,148	Liquidity Management Control System Time Deposit	6,510,148

	Total Time Deposits (cost $62,221,928)	62,221,928

	Total Investments (cost $1,496,529,329) (d) — 100.17%	1,973,081,969
	Liabilities in excess of other assets — (0.17)%	(3,307,864)

	Net Assets — 100.00%	$1,969,774,105

(a)	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Represents non-income producing security.

(c)	On December 31, 2007, the Portfolio owned the following restricted security constituting 0.94% of net assets which may not be publicly sold without registration under the Securities Act of 1933. This security is valued at fair value as determined in good faith under consistently applied procedures under the general supervision of the Trust’s Board of Trustees. Additional information on the security is as follows:

(d)	Represents cost for financial reporting purposes.

Holcim Ltd., Class B
Acquisition Cost: $13,992,054
Value: $18,466,020

ADR — American Depositary Receipt

ARM — Adjustable Rate Mortgage

GDR — Global Depositary Receipt

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (concluded) — December 31, 2007 (Unaudited)

Foreign Currency Contracts

Contract Amount (Local Currency)	Currency	Settlement Date	Value on Trade Date	Value on 12/31/07	Unrealized Gain/(Loss)
	Currencies Purchased
104,176	Australian Dollar	1/2/2008	$91,506	$91,445	$(61)
98,323	Australian Dollar	1/3/2008	85,905	86,293	388
41,432	Australian Dollar	1/4/2008	36,327	36,360	33
4,710,237	Australian Dollar	1/30/2008	4,300,944	4,127,923	(173,021)
55,061	British Pound	1/3/2008	109,703	109,584	(119)
393,020	Euro	1/3/2008	574,556	574,589	33
533,895	Euro	1/2/2008	780,474	780,502	28
169,221	Euro	1/2/2008	248,924	247,385	(1,539)
306,882	Euro	1/3/2008	451,436	448,657	(2,779)
36,700	Euro	1/4/2008	53,494	53,656	162
88,585,855	Japenese Yen	1/4/2008	776,933	793,438	16,505
152,251,075	Japenese Yen	1/7/2008	1,335,067	1,363,827	28,760
2,255,118	Norwegian Kroner	1/3/2008	413,406	415,435	2,029
5,338,529	Norwegian Kroner	1/4/2008	987,311	983,431	(3,880)
4,960,350	Swiss Franc	1/30/2008	4,308,434	4,390,868	82,434

	Total Currencies Purchased		$14,554,420	$14,503,393	$(51,027)

	Currencies Sold
4,734,062	Australian Dollar	1/30/2008	$4,308,434	$4,148,802	$159,632
266,423	British Pound	1/2/2008	531,710	530,289	1,421
24,327	British Pound	1/4/2008	48,222	48,414	(192)
150,399	Euro	1/2/2008	215,883	219,869	(3,986)
332,893	Euro	1/4/2008	489,706	486,693	3,013
144,010	Hong Kong Dollar	1/2/2008	18,455	18,470	(15)
3,291,976	Hong Kong Dollar	1/3/2008	421,783	422,269	(486)
1,170,318	Hong Kong Dollar	1/3/2008	150,041	150,119	(78)
1,110,868	Hong Kong Dollar	1/2/2008	142,428	142,476	(48)
542,591	Hong Kong Dollar	1/3/2008	69,553	69,594	(41)
887,057	Hong Kong Dollar	1/3/2008	113,714	113,775	(61)
671,644,905	Japenese Yen	3/5/2008	6,143,000	6,054,864	88,136
7,753,817	Japenese Yen	1/4/2008	67,987	69,433	(1,446)
5,039,643	Japenese Yen	1/8/2008	44,599	45,149	(550)
492,098	Singapore Dollar	1/2/2008	339,343	341,972	(2,629)
173,626	Singapore Dollar	1/3/2008	119,944	120,687	(743)
454,560	Singapore Dollar	1/4/2008	315,886	315,989	(103)
4,960,360	Swiss Franc	1/30/2008	4,300,944	4,390,868	(89,924)

	Total Currencies Sold		$17,841,632	$17,689,732	$151,900

	Net Unrealized Gain/(Loss)				$100,873

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments — December 31, 2007 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Collateralized Mortgage Obligations — 40.10%
$590,000	Adjustable Rate Mortgage Trust, Series 2005-10, Class 3A31 (a)	5.42	1/25/36	$561,960
1,400,000	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class AM (a)	5.70	4/10/49	1,400,542
1,330,000	Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM (a)	5.81	8/10/17	1,343,457
950,000	Banc of America Commercial Mortgage, Inc., Series 2007-4, Class ASB (a)	5.71	1/10/17	978,655
680,000	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2	5.63	4/10/49	689,640
2,876,829	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1	4.63	2/25/36	2,833,520
918,847	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 2A1 (a)	5.80	10/25/36	925,373
1,977,297	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 22A1 (a)	6.01	6/25/47	1,950,397
1,972,635	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-5, Class 3A1 (a)	6.00	8/25/47	1,976,837
1,850,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2 (a)	5.66	6/11/40	1,883,628
1,325,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class AAB (a)	5.71	6/11/40	1,356,355
1,964,751	Chase Mortgage Finance Corp., Series 2005-A1, Class 3A1 (a)	5.28	12/25/35	1,934,758
815,592	CitiCorp Mortgage Securities, Inc., Series 2004-8, Class 1A1	5.50	10/25/34	817,687
600,862	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2	6.75	8/25/34	617,574
458,188	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1 (a)	4.90	10/25/35	455,493
1,421,185	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 2A1 (a)	4.70	3/25/36	1,398,025
1,116,393	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR4, Class 1A1A (a)	5.98	3/25/37	1,106,245
3,157,182	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8, Class 2A1A (a)	5.93	7/25/37	3,172,999
1,320,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AAB	5.69	10/15/48	1,340,004
1,210,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B	5.21	12/11/49	1,208,642
1,018,380	CitiMortgage Alternative Loan Trust, Series 2006-A2, Class A1	6.00	5/25/36	1,019,866
1,450,000	Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class AAB (a)	5.82	12/10/49	1,494,306
337,463	Countrywide Alternative Loan Trust, Inc., Series 2006-19CB, Class A15	6.08	8/25/36	334,953
126,470	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1	6.00	2/25/34	125,601
857,634	Countrywide Home Loans, Series 2002-34, Class A15	4.75	1/25/33	847,745
1,736,657	Countrywide Home Loans, Series 2005-29, Class A1	5.75	12/25/35	1,711,692
1,424,649	Countrywide Home Loans, Series 2006-1, Class A2	6.00	3/25/36	1,429,101
937,073	Countrywide Home Loans, Series 2006-HYB1, Class 2A1 (a)	5.34	3/20/36	933,322
1,345,000	Countrywide Home Loans, Series 2006-HYB1, Class 2A2C (a)	5.22	3/20/36	1,345,627
1,795,123	Countrywide Home Loans, Series 2007-HY1, Class 1A1 (a)	5.69	4/25/37	1,801,758
1,005,306	Credit Suisse Mortgage Capital Certificate, Series 2006-9, Class 3A1	6.08	11/25/36	998,394
1,210,000	Credit Suisse Mortgage Capital Certificate, Series 2006-C5, Class AAB	5.31	12/15/39	1,208,330
666,622	CS First Boston Mortgage Securities Corp., Series 2004-4, Class 1A11	5.50	8/25/34	671,228
675,000	CW Capital Cobalt, Series 2006-C1, Class AAB	5.30	8/15/48	670,226
1,310,000	Deutsche Mortgage Securities, Inc., Series 2005-WF1, Class 1A2 (a)(b)	5.08	6/26/35	1,285,245
15,474	DLJ Commercial Mortgage Corp., Series 1998-CF1, Class A1B	6.41	2/18/31	15,442
1,504,153	First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2 (a)	5.50	1/25/37	1,502,098
1,789,332	First Horizon Mortgage Pass-Through Trust, Series 2007-AR1, Class 1A1 (a)	5.86	5/25/37	1,802,230
3,365,000	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2 (a)	5.42	12/10/49	3,383,052
921,351	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 4A1 (a)	5.46	11/19/35	903,542
1,230,000	GS Mortgage Securities Corp. II, Series 2006-GG8, Class A2	5.48	11/10/39	1,242,159
1,920,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A2	5.78	8/10/45	1,956,893
1,890,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AAB (a)	5.80	8/10/45	1,938,601
1,278,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class J (b)	5.99	8/10/45	814,103
894,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class K (b)	5.80	8/10/45	524,026
2,308,258	GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1 (a)	6.00	3/25/37	2,309,867
1,089,972	Indymac Inda Mortgage Loan Trust, Series 2006-AR3, Class 1A1 (a)	5.36	12/25/36	1,088,509
1,822,948	Indymac Inda Mortgage Loan Trust, Series 2007-AR3, Class 1A1 (a)	5.96	6/25/37	1,822,472
1,820,000	JP Morgan Chase Commercial Mortgage Securities Co., Series 2005-LDP4, Class A3A1	4.87	10/15/42	1,801,918
1,120,000	JP Morgan Chase Commercial Mortgage Securities Co., Series 2007-CB19, Class ASB (a)	5.73	2/12/49	1,147,410
1,930,000	JP Morgan Chase Commercial Mortgage Securities Co., Series 2007-LD11, Class ASB (a)	5.82	6/15/49	1,985,153

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Collateralized Mortgage Obligations (continued)
$1,160,784	JP Morgan Mortgage Trust, Series 2006-A5, Class 2A1 (a)	5.83	8/25/36	$1,173,690
1,915,000	JP Morgan Mortgage Trust, Series 2005-A8, Class 2A7 (a)	4.95	11/25/35	1,901,682
700,000	JP Morgan Mortgage Trust, Series 2006-A6, Class 2A4L (a)	5.56	10/25/36	679,336
1,538,020	JP Morgan Mortgage Trust, Series 2006-A7, Class 2A1R (a)	5.46	1/25/37	1,541,747
758,770	JP Morgan Mortgage Trust, Series 2007-A4, Class 1A1 (a)	5.48	6/25/37	754,124
1,261,488	Master Adjustable Rate Mortgages Trust, Series 2004-13, Class B1 (a)	3.81	12/21/34	1,221,226
30,852	Master Alternative Loans Trust, Series 2004-3, Class 8A1	7.00	4/25/34	31,191
221,427	Master Alternative Loans Trust, Series 2004-5, Class 6A1	7.00	6/25/34	222,983
518,716	Master Alternative Loans Trust, Series 2005-1, Class 5A1	5.50	1/25/20	510,625
139,959	Master Alternative Loans Trust, Series 2005-2, Class 5A1	6.50	12/25/34	142,715
824,149	Master Asset Securitization Trust, Series 2003-9, Class 2A7	5.50	10/25/33	815,651
170,000	Merrill Lynch Mortgage Investors Trust, Series 2005-A5, Class A2 (a)	4.57	6/25/35	168,070
495,000	Merrill Lynch Mortgage Trust, Series 2007-C1, Class ASB (a)	5.83	6/12/50	510,480
139,878	New York City Mortgage Loan Trust, Series 1996, Class A3 (b)	6.75	9/25/19	139,878
1,300,000	New York City Mortgage Loan Trust, Series 2006-1, Class 2A3 (a)	5.65	5/25/36	1,312,025
509,070	Residential Accredit Loans, Inc., Series 2004-QS11, Class A3	5.50	8/25/34	501,512
166,149	Residential Accredit Loans, Inc., Series 2004-QS2, Class CB	5.75	2/25/34	164,799
1,757,539	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A1	5.75	12/25/21	1,758,347
1,584,290	Residential Funding Management, Section I, Series 2007-SA1, Class 2A2 (a)	5.62	2/25/37	1,589,326
1,701,469	Sequoia Mortgage Trust, Series 2007-1, Class 2A1 (a)	5.82	2/20/47	1,714,976
1,400,000	Structured Adjustable Rate Mortgage Loan, Series 2005-21, Class 6A3 (a)	5.40	11/25/35	1,308,676
1,934,283	Structured Adjustable Rate Mortgage Loan, Series 2005-21, Class 7A1 (a)	6.03	11/25/35	1,962,679
1,350,000	Structured Adjustable Rate Mortgage Loan, Series 2005-22, Class 1A4 (a)	5.25	12/25/35	1,350,575
1,280,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A2 (a)	5.74	6/15/49	1,303,492
615,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class APB (a)	5.74	6/15/49	628,410
890,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class H (a)(b)	5.74	6/15/49	617,194
890,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class J (a)(b)	5.74	6/15/49	561,401
865,000	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR16, Class 2A2 (a)	5.65	12/25/36	844,551
837,324	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY2, Class 1A1 (a)	5.63	12/25/36	840,877
1,025,856	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 4A1	5.36	3/25/37	1,021,127
1,763,548	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 1A1	5.58	4/25/37	1,755,294
1,254,451	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5, Class 1A1 (a)	5.54	6/25/37	1,248,191
1,230,000	Washington Mutual, Series 2005-AR16, Class 1A3 (a)	5.10	12/25/35	1,225,656
1,133,318	Washington Mutual, Series 2006-AR18, Class 1A1 (a)	5.35	1/25/37	1,130,523
1,320,000	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A4 (a)	5.39	8/25/35	1,253,141
1,350,000	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 4A2 (a)	4.99	10/25/35	1,346,654
1,546,859	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A1	5.50	3/25/36	1,544,383
1,121,997	Wells Fargo Mortgage Backed Securities Trust, Series 2006-6, Class 1A3	5.75	5/25/36	1,131,860
2,291,460	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6	5.61	7/25/36	2,290,739
1,831,000	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A6 (a)	5.52	8/25/36	1,764,353
689,800	Wells Fargo Mortgage Backed Securities Trust, Series 2007-13, Class A9	6.00	9/25/37	693,394

	Total Collateralized Mortgage Obligations (cost $111,234,615)			110,744,213

	U.S. Government Agency Mortgages — 18.90%
2,099,113	Fannie Mae, Pool #255321	5.50	7/1/24	2,110,641
691,488	Fannie Mae, Pool #255493	5.50	11/1/24	695,286
458,090	Fannie Mae, Pool #255550	5.50	12/1/24	460,605

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	U.S. Government Agency Mortgages (continued)
$1,004,725	Fannie Mae, Pool #256116	6.00	2/1/26	$1,023,216
1,415,209	Fannie Mae, Pool #380433	6.49	8/1/08	1,414,700
1,666,896	Fannie Mae, Pool #555591	5.50	7/1/33	1,664,732
598	Fannie Mae, Pool #560912	9.50	10/1/30	655
571,772	Fannie Mae, Pool #672512	5.50	12/1/32	571,030
2,118,730	Fannie Mae, Pool #725027	5.00	11/1/33	2,070,431
371,096	Fannie Mae, Pool #725231	5.00	2/1/34	362,635
1,469,991	Fannie Mae, Pool #725419	4.50	10/1/33	1,390,167
1,130,910	Fannie Mae, Pool #725424	5.50	4/1/34	1,129,442
1,220,468	Fannie Mae, Pool #725435	4.50	5/1/19	1,200,369
284,878	Fannie Mae, Pool #725456	5.00	5/1/34	278,274
669,051	Fannie Mae, Pool #727437	6.00	3/1/25	682,633
1,099,021	Fannie Mae, Pool #728720	5.00	7/1/33	1,073,968
1,926,890	Fannie Mae, Pool #735841	4.50	11/1/19	1,895,158
377,748	Fannie Mae, Pool #741897	5.00	10/1/33	369,136
652,470	Fannie Mae, Pool #744131	6.50	12/1/24	670,709
1,850,167	Fannie Mae, Pool #745150	4.50	6/1/20	1,819,699
1,826,652	Fannie Mae, Pool #745396	4.50	8/1/20	1,797,285
1,308,554	Fannie Mae, Pool #745518	5.50	1/1/20	1,328,340
16,099	Fannie Mae, Pool #747631	6.50	11/1/33	16,623
818,026	Fannie Mae, Pool #872891	6.50	6/1/36	840,966
1,523,458	Fannie Mae, Pool #888013	4.50	6/1/19	1,498,965
1,105,318	Fannie Mae, Pool #888105	5.00	8/1/20	1,107,979
1,956,029	Fannie Mae, Pool #888657	5.50	2/1/35	1,957,479
919,426	Fannie Mae, Pool #892916	6.50	8/1/36	945,209
329,603	Fannie Mae, Pool #919157	6.50	4/1/37	338,811
684,156	Fannie Mae, Pool #923096	5.50	3/1/37	676,543
27,563	Fannie Mae, Series 1998-36, Class J	6.00	7/18/28	27,673
599,938	Fannie Mae, Series 2001-14, Class Z	6.00	5/25/31	615,098
2,276,000	Fannie Mae, Series 2005-12, Class JE	5.00	9/25/33	2,221,685
1,150,000	Fannie Mae, Series 2005-22, Class HE	5.00	10/25/33	1,117,163
455,000	Fannie Mae, Series 2005-29, Class QD	5.00	8/25/33	443,774
43,963	Freddie Mac, Gold Pool #A15401	6.50	11/1/33	45,394
1,766,665	Freddie Mac, Gold Pool #G30290	6.50	3/1/26	1,828,031
20,800	Freddie Mac, Series 1977, Class E	7.00	7/15/12	21,096
31,840	Freddie Mac, Series 2278, Class H	6.50	1/15/31	33,139
6,308	Freddie Mac, Series 2497, Class BM	5.00	2/15/22	6,329
495,000	Freddie Mac, Series 2533, Class PE	5.50	12/15/21	500,188
1,192,000	Freddie Mac, Series 2734, Class PG	5.00	7/15/32	1,172,274
1,700,000	Freddie Mac, Series 2864, Class PE	5.00	6/15/33	1,670,418
250,000	Freddie Mac, Series 2869, Class BG	5.00	7/15/33	244,844
1,186,000	Freddie Mac, Series 2915, Class KD	5.00	9/15/33	1,158,064
1,700,000	Freddie Mac, Series 2921, Class NE	5.00	9/15/33	1,665,374
2,215,000	Freddie Mac, Series 2938, Class ND	5.00	10/15/33	2,165,361
1,845,000	Freddie Mac, Series 2950, Class ND	5.00	6/15/33	1,795,909
1,141,025	Freddie Mac, Series 3145, Class LN	4.42	10/15/34	1,125,519
1,718,752	Freddie Mac, Series 3203, Class VM	5.00	8/15/17	1,718,359
1,220,674	Government National Mortgage Association, Pool #616571	6.50	8/20/34	1,263,296

	Total U.S. Government Agency Mortgages (cost $51,963,331)			52,230,674

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Corporate Bonds — 20.50%
$380,000	21st Century Insurance (Insurance)	5.90	12/15/13	$400,986
206,000	Alto Parana SA (Forest Products & Papers) (b)	6.38	6/9/17	205,073
183,537	America West Airlines, Series 1999-1 (Airlines)	7.93	1/2/19	190,649
1,145,000	American Express Centurion, Series BKNT (Banking)	5.55	10/17/12	1,165,106
615,000	American General Corp., Series B (Insurance) (b)	8.13	3/15/46	720,442
1,540,000	American General Finance, Series I (Diversified Financial Services)	4.88	7/15/12	1,490,612
385,000	Andina De Fomento Corp. (Multi-National)	5.75	1/12/17	381,156
145,000	Andina De Fomento Corp. (Multi-National)	6.88	3/15/12	154,718
545,000	Arizona Public Service Co. (Electric)	5.63	5/15/33	476,211
379,000	Baltimore Gas & Electric Co. (Electric)	6.35	10/1/36	375,885
387,000	Banco Mercantile Del Nort (Banks) (b)	6.86	10/13/21	380,769
280,000	Bank of New York Mellon, Series MTN (Financial Services)	4.95	11/1/12	279,997
700,000	British Telecom PLC (Telecommunications)	5.15	1/15/13	698,485
555,000	Broadridge Financial Solutions, Inc. (Software)	6.13	6/1/17	548,495
490,000	Canadian Natural Resources (Oil & Gas)	6.50	2/15/37	491,103
718,000	Celulosa Arauco (Forest Products & Papers)	5.63	4/20/15	701,216
80,000	Comcast Cable Communications Holdings, Inc. (Broadcasting & Cable TV)	9.46	11/15/22	101,731
625,000	Commonwealth Edison Corp. (Electric)	6.15	3/15/12	647,098
62,000	Commonwealth Edison Corp. (Electric)	6.95	7/15/18	62,698
431,000	CVS Caremark Corp. (Retail)	6.25	6/1/27	431,932
1,183,000	CVS Caremark Corp. (Retail)	6.30	6/1/37	1,143,419
1,200,000	Delhaize Group (Food) (b)	6.50	6/15/17	1,227,632
1,345,000	Deutsche Bank AG London (Banks)	5.00	10/12/10	1,372,115
1,480,000	Dominion Resources, Inc. (Electric)	6.30	9/30/66	1,439,199
50,000	Dominion Resources, Inc. (Electric)	7.50	6/30/66	49,433
1,005,000	EDP Finance BV (Electric Utilities) (b)	5.38	11/2/12	1,006,018
585,000	ENEL Finance International Co. (Electric) (b)	6.80	9/15/37	587,752
350,000	Energy East Corp. (Electric)	6.75	9/15/33	353,719
390,000	Energy East Corp. (Electric)	6.75	7/15/36	394,345
177,000	Enterprise Products Operating LP (Oil & Gas)	7.50	2/1/11	188,075
400,000	ERAC USA Finance Co. (Commercial Services) (b)	5.80	10/15/12	396,828
950,000	ERAC USA Finance Co. (Commercial Services) (b)	7.00	10/15/37	862,818
890,000	ERAC USA Finance Co. (Commercial Services) (b)	8.00	1/15/11	952,269
690,000	Farmers Exchange Capital (Diversified Financial Services) (b)	7.20	7/15/48	675,703
535,000	FBL Financial Group, Inc. (Insurance)	5.88	3/15/17	531,379
930,000	FPL Group Capital, Inc. (Electric)	6.35	10/1/66	879,584
255,000	FPL Group Capital, Inc. (Electric)	7.30	9/1/67	260,558
786,000	GE Electric Capital Corp. (Diversified Financial Services)	5.00	4/10/12	795,680
890,000	General Electric Co. (Manufacturing)	5.25	12/6/17	888,101
635,000	Glen Meadow Pass Through (Diversified Financial Services) (b)	6.51	2/12/67	595,001
1,985,000	Goldman Sachs Capital Trust II (Diversified Financial Services)	5.79	12/29/49	1,767,295
165,000	Goldman Sachs Group, Inc. (Diversified Financial Services)	5.95	1/15/27	149,821
700,000	IBM International Group Capital (Diversified Financial Services)	5.05	10/22/12	713,080
440,000	ICICI Bank Ltd. (Banks) (b)	6.63	10/3/12	436,001
1,020,000	JP Morgan Chase & Co. (Diversified Financial Services)	5.13	9/15/14	999,783
115,000	Lincoln National Corp. (Insurance)	6.30	10/9/37	111,827
260,000	Mangrove Bay Pass-Through Trust (Diversified Financial Services) (b)	6.10	7/15/33	233,457
395,000	Merrill Lynch & Co. (Diversified Financial Services)	6.22	9/15/26	363,705
680,000	MMG Fiduciary (AES el Salvador) (Electric) (b)	6.75	2/1/16	674,220
995,000	MUFG Capital Finance 1 Ltd. (Diversified Financial Services)	6.35	7/29/49	942,398
357,000	Nextel Communications (Telecommunications)	7.38	8/1/15	351,509
1,860,000	Oil Insurance Ltd. (Insurance) (b)	7.56	12/29/49	1,895,061

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Corporate Bonds (continued)
$827,000	Partnerre Finance (Insurance)	6.44	12/1/66	$727,421
226,000	Pemex Project Funding Master Trust (Pipelines) (b)(c)	5.75	3/1/18	225,435
659,000	Pennsylvania Electric Co. (Electric) (b)	6.05	9/1/17	654,945
1,145,000	PP&L Capital Funding, Inc., Series A (Electric) (c)	6.70	3/30/67	1,053,512
395,000	Prudential Financial Inc., Series MTN (Insurance)	6.63	12/1/37	398,318
301,000	Quest Diagnostics, Inc. (Health – Services)	6.95	7/1/37	318,266
218,000	Qwest Corp. (Telecommunications)	7.50	10/1/14	221,270
597,000	Qwest Corp. (Telecommunications)	7.63	6/15/15	607,448
900,000	Royal Bank of Scotland Group PLC, Series MTN (Banking) (a)	7.64	3/31/49	925,284
500,000	Santander Perpetual (Special Purpose) (b)	6.67	10/29/49	501,344
640,000	Sierra Pacific Power Co. (Electric)	6.75	7/1/37	661,564
635,000	SPI Electricity & Gas Australia Holdings (Electric) (b)	6.15	11/15/13	647,944
620,000	Stancorp Financial Group (Insurance) (a)	6.90	5/29/67	583,854
1,250,000	Stoneheath RE (Insurance)	6.87	12/29/49	1,204,625
325,000	Symetra Financial Corp. (Insurance) (b)	8.30	10/15/37	319,954
352,000	TCI Communications, Inc. (Media)	8.75	8/1/15	409,448
120,000	TCI Communications, Inc. (Media)	9.88	6/15/22	162,660
295,000	TCI Communications, Inc. (Media)	10.13	4/15/22	391,151
470,000	TIAA Global Markets (Diversified Financial Services) (b)	5.13	10/10/12	479,055
345,000	TNK-BP Finance SA (Diversified Financial Services) (b)	7.50	3/13/13	344,138
310,000	TNK-BP Finance SA (Diversified Financial Services) (b)	7.88	3/13/18	306,125
740,000	Trans-Canadian Pipelines (Pipelines)	6.35	5/15/67	693,587
680,000	Transocean, Inc. (Oil/Gas Extraction)	6.80	3/15/38	693,837
160,000	Travelers Cos., Inc. (Insurance)	6.25	3/15/37	150,046
669,000	Tyco Electronics Group (Manufacturing) (b)	7.13	10/1/37	704,288
680,000	Union Pacific Corp. (Transportation)	5.75	11/15/17	677,418
370,000	United Dominion Realty Trust, Series E (REITS)	3.90	3/15/10	360,031
200,000	UnitedHealth Group, Inc. (Insurance) (b)	6.63	11/15/37	202,994
130,000	USB Capital IX (Banks)	6.19	4/15/49	117,652
647,000	Vale Overseas Ltd. (Diversified Minerals)	6.88	11/21/36	654,512
561,000	Viacom, Inc. (Media)	5.75	4/30/11	568,056
235,000	Viacom, Inc. (Media)	6.13	10/5/17	234,990
250,000	Viacom, Inc. (Media)	6.75	10/5/37	248,000
2,025,000	Wachovia Capital Trust III (Banks)	5.80	3/15/42	1,809,439
300,000	Washington Mutual PFD IV (Diversified Financial Services) (a)(b)	9.75	10/29/49	240,000
485,000	Wells Fargo Co. (Banks) (c)	5.25	10/23/12	493,067
760,000	Westar Energy, Inc. (Electric)	5.95	1/1/35	710,597
1,130,000	Wisconsin Energy Corp. (Electric)	6.25	5/15/67	1,047,939
500,000	Woori Bank (Banks) (b)	6.21	5/2/37	433,981
790,000	WPS Resources Corp. (Electric)	6.11	12/1/66	727,496
1,090,000	XL Capital Ltd. (Insurance) (c)	6.50	12/31/49	953,054
680,000	Xstrata Finance Canada (Diversified Financial Services) (b)	6.90	11/15/37	676,342

	Total Corporate Bonds (cost $57,889,571)			56,683,234

	Asset Backed Securities — 0.90%
45,502	Centex Home Equity, Series 2002-A, Class AF6	5.54	1/25/32	45,365
1,170,000	Countrywide Asset Backed Certificates, Series 2006-11, Class 1AF6 (a)	6.15	9/25/46	1,041,622
405,000	Countrywide Asset Backed Certificates, Series 2006-15, Class A6 (a)	5.83	10/25/36	376,393
230,600	Credit-Based Asset Servicing & Securities, Series 2006-CB2, Class AF1 (a)	5.72	12/25/36	228,766
54,932	Green Tree Financial Corp., Series 1996-2, Class A4	7.20	4/15/27	56,911
40,000	Greenpoint Manufactured Housing, Series 1999-3, Class 1A7	7.27	6/15/29	41,874
291,759	WFS Financial Owner Trust, Series 2004-4, Class C	3.21	5/17/12	288,060

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (concluded) — December 31, 2007 (Unaudited)

Shares or Principal Amount		Rate %	Maturity Date	Value
	Asset Backed Securities (continued)
$332,515	WFS Financial Owner Trust, Series 2005-1, Class D	4.09	8/17/12	$331,540

	Total Asset Backed Securities (cost $2,565,959)			2,410,531

	Taxable Municipal Bonds — 3.40%
685,000	Calexico California, Community Redevelopment Agency Tax Allocation, Series B (AMBAC)	4.22	8/1/12	680,034
125,000	Denver Colorado City & County Special Facilities Airport Revenue, Series B (MBIA)	7.25	1/1/10	130,726
1,235,000	Escondido California JT Powers Funding Authority Lease Revenue, Series B (FGIC)	5.53	9/1/18	1,256,057
40,000	Indiana Bond Bank, Revenue, Series 4 (MBIA)	4.37	7/15/14	38,959
70,000	Los Angeles California Community Redevelopment Agency (MBIA)	5.60	7/1/18	70,799
795,000	Missouri State Development Finance Board, Infrastructure Facilities Revenue, Series C	6.10	4/1/23	809,501
645,000	Pico Rivera California, Water Authority (MBIA)	6.45	5/1/09	662,460
1,210,000	Reading Pennsylvania (FSA)	5.35	11/15/21	1,199,969
1,045,000	Riverside California Public Funding Authority Tax Allocation Revenue, Series B	5.82	8/1/28	1,077,646
1,000,000	University of Alabama Revenue, Series B (XLCA)	5.90	7/1/23	1,014,150
1,235,000	Whittier California Redevelopment Agency (FGIC)	6.09	11/1/38	1,213,956
1,145,000	Wichita Falls Texas, Series B (MBIA)	6.00	9/1/21	1,180,964

	Total Taxable Municipal Bonds (cost $9,268,198)			9,335,221

	U.S. Treasury Notes — 14.70%
1,270,000	U.S. Treasury Note (c)	2.63	3/15/09	1,262,459
17,407,000	U.S. Treasury Note (c)	3.88	10/31/12	17,748,334
3,906,000	U.S. Treasury Note (c)	4.25	9/30/12	4,043,015
5,890,000	U.S. Treasury Note (c)	4.25	11/15/17	5,992,615
9,740,000	U.S. Treasury Note (c)	6.00	2/15/26	11,526,686

	Total U.S. Treasury Notes (cost $40,084,502)			40,573,109

	Money Market Mutual Fund — 1.80%
4,883,817	SSgA Prime Money Market Fund (a)	4.71	12/31/30	4,883,817

	Total Money Market Mutual Fund (cost $4,883,817)			4,883,817

	Securities Held as Collateral for Securities on Loan — 13.70%
37,984,080	State Street Navigator Securities Lending Prime Portfolio (a)	4.83		37,984,080

	Total Securities Held as Collateral for Securities on Loan (cost $37,984,080)			37,984,080

	Total Investments (cost $315,874,073) (d) — 114.0%			314,844,879
	Liabilities in excess of other assets — (14.0)%			(38,606,526)

	Net Assets — 100.0%			$276,238,353

(a)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on December 31, 2007. The maturity date represents the actual maturity date.

(b)	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	All or part of this security has been placed on loan as of December 31, 2007.

(d)	Represents cost for financial reporting purposes.

AMBAC — American Municipal Bond Assurance Corp.

FGIC — Financial Guaranty Insurance Co.

FSA — Financial Security Assurance, Inc.

GO — General Obligation

MBIA — Municipal Bond Insurance Association

MTN — Medium Term Note

XLCA — Security insured by XL Capital Assurance, Inc.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments — December 31, 2007 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	U.S. Government Agency Mortgages — 43.20%
$116,971	Fannie Mae Strip, Series 317, Class 1, PO	5.50	12/1/31	$95,681
501,797	Fannie Mae Strip, Series 367, Class 2, IO	5.50	1/25/36	121,581
2,753,925	Fannie Mae Strip, Series 378, Class 4	5.00	7/1/36	586,171
3,000,000	Fannie Mae, 15 YR TBA	4.50	1/17/23	2,952,186
3,403,619	Fannie Mae, 30 YR TBA	5.50	1/1/37	3,401,543
3,300,000	Fannie Mae, 30 YR TBA	6.00	1/14/37	3,350,530
7,300,000	Fannie Mae, 30 YR TBA	6.50	1/14/38	7,503,028
26,890	Fannie Mae, Pool #124836	10.00	5/1/22	30,947
7,574	Fannie Mae, Pool #124911	10.00	3/1/16	8,706
6,750	Fannie Mae, Pool #190535	11.00	1/1/16	7,916
1,086	Fannie Mae, Pool #23	8.50	8/1/11	1,117
13,872	Fannie Mae, Pool #252259	5.50	2/1/14	14,064
12,682	Fannie Mae, Pool #253265	7.50	5/1/30	13,537
8,352	Fannie Mae, Pool #253267	8.50	5/1/30	8,986
81,097	Fannie Mae, Pool #253399	8.50	8/1/30	87,258
14,049	Fannie Mae, Pool #253438	8.50	9/1/30	15,116
5,898	Fannie Mae, Pool #253545	7.00	12/1/30	6,221
20,582	Fannie Mae, Pool #253584	7.50	1/1/31	21,969
23,341	Fannie Mae, Pool #253643	7.50	2/1/31	24,913
141,958	Fannie Mae, Pool #254346	6.50	6/1/32	145,926
16,650	Fannie Mae, Pool #254487	7.50	9/1/32	17,723
1,394,060	Fannie Mae, Pool #254693	5.50	4/1/33	1,395,094
201,956	Fannie Mae, Pool #255313	5.50	8/1/34	201,694
39,624	Fannie Mae, Pool #303406	10.00	2/1/25	45,774
3,577	Fannie Mae, Pool #313033	10.00	7/1/17	4,083
8,414	Fannie Mae, Pool #313328	10.00	7/1/18	9,859
47,736	Fannie Mae, Pool #323354	6.00	11/1/28	48,818
357,105	Fannie Mae, Pool #357327	5.00	1/1/18	357,965
26,424	Fannie Mae, Pool #357776	5.50	4/1/20	26,776
4,226	Fannie Mae, Pool #359461	10.50	12/1/17	4,872
41,976	Fannie Mae, Pool #378141	10.00	4/1/19	48,705
25,700	Fannie Mae, Pool #397120	10.00	5/1/21	29,281
555	Fannie Mae, Pool #447140	7.50	11/1/29	593
150,846	Fannie Mae, Pool #482513	5.50	1/1/14	152,937
2,068	Fannie Mae, Pool #50163	10.50	11/1/18	2,473
810	Fannie Mae, Pool #511096	7.50	8/1/29	866
129,605	Fannie Mae, Pool #514132	7.00	8/1/29	136,693
83,803	Fannie Mae, Pool #514574	7.50	1/1/30	89,585
43,658	Fannie Mae, Pool #534063	7.50	3/1/30	46,662
54,627	Fannie Mae, Pool #535332	8.50	4/1/30	58,766
15,533	Fannie Mae, Pool #535435	8.50	8/1/30	16,713
61,098	Fannie Mae, Pool #535488	8.50	9/1/30	65,740
160,489	Fannie Mae, Pool #535988	7.00	6/1/31	169,136
1,129	Fannie Mae, Pool #536282	8.50	7/1/30	1,215
63	Fannie Mae, Pool #54075	8.50	12/1/08	64
4,390	Fannie Mae, Pool #541903	7.50	6/1/30	4,685
13,775	Fannie Mae, Pool #545082	7.50	6/1/31	14,703
368,544	Fannie Mae, Pool #545139	7.00	8/1/31	388,681
13,802	Fannie Mae, Pool #545556	7.00	4/1/32	14,546
68,518	Fannie Mae, Pool #545762	6.50	7/1/32	70,835
27,242	Fannie Mae, Pool #546591	8.50	6/1/30	29,311
17,031	Fannie Mae, Pool #548190	7.50	10/1/30	18,178

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	U.S. Government Agency Mortgages (continued)
$1,078	Fannie Mae, Pool #549605	8.50	8/1/30	$1,151
63,845	Fannie Mae, Pool #555144	7.00	10/1/32	67,309
9,996	Fannie Mae, Pool #555494	5.50	5/1/18	10,147
238,215	Fannie Mae, Pool #555531	5.50	6/1/33	238,392
13,446	Fannie Mae, Pool #557160	8.50	12/1/30	14,468
2,442	Fannie Mae, Pool #560534	7.00	11/1/30	2,575
23,343	Fannie Mae, Pool #561883	7.50	11/1/30	24,915
17,723	Fannie Mae, Pool #573752	8.50	2/1/31	19,070
257,103	Fannie Mae, Pool #580515	5.50	4/1/16	261,073
45,944	Fannie Mae, Pool #590944	7.00	8/1/31	48,419
2,578	Fannie Mae, Pool #606565	7.00	10/1/31	2,717
70,413	Fannie Mae, Pool #606964	7.00	10/1/31	74,206
26,787	Fannie Mae, Pool #610381	7.00	10/1/31	28,230
78,403	Fannie Mae, Pool #610995	5.50	11/1/16	79,614
2,490	Fannie Mae, Pool #615206	6.50	11/1/31	2,574
257,028	Fannie Mae, Pool #617271	5.50	1/1/17	260,998
1,802	Fannie Mae, Pool #621535	6.50	3/1/32	1,863
106,684	Fannie Mae, Pool #625030	6.50	1/1/32	110,321
24,733	Fannie Mae, Pool #653877	6.50	8/1/32	25,569
253,674	Fannie Mae, Pool #654790	6.50	8/1/32	260,765
18,867	Fannie Mae, Pool #666705	5.50	11/1/17	19,152
434,572	Fannie Mae, Pool #683287	5.50	2/1/18	441,030
413,852	Fannie Mae, Pool #688729	5.50	3/1/18	419,148
1,659,828	Fannie Mae, Pool #725027	5.00	11/1/33	1,621,990
302,061	Fannie Mae, Pool #725162	6.00	2/1/34	307,344
2,259,274	Fannie Mae, Pool #725206	5.50	2/1/34	2,260,949
134,931	Fannie Mae, Pool #725418	6.50	5/1/34	138,702
326,421	Fannie Mae, Pool #725424	5.50	4/1/34	325,998
1,949,722	Fannie Mae, Pool #725425	5.50	4/1/34	1,947,191
673,287	Fannie Mae, Pool #725704	6.00	8/1/34	685,063
2,015,674	Fannie Mae, Pool #725946	5.50	11/1/34	2,015,785
346,609	Fannie Mae, Pool #727384	4.50	9/1/18	340,872
37,897	Fannie Mae, Pool #731076	5.50	7/1/18	38,382
2,185,843	Fannie Mae, Pool #735504	6.00	4/1/35	2,226,913
57,088	Fannie Mae, Pool #735611	5.50	3/1/20	57,951
1,397,525	Fannie Mae, Pool #735989	5.50	2/1/35	1,400,013
32,571	Fannie Mae, Pool #737287	5.00	6/1/18	32,652
79,373	Fannie Mae, Pool #740710	4.50	9/1/18	78,060
650,028	Fannie Mae, Pool #741732	5.00	11/1/18	651,653
1,239,172	Fannie Mae, Pool #745140	5.00	11/1/35	1,209,769
791,213	Fannie Mae, Pool #745192	5.50	6/1/20	801,338
1,625,832	Fannie Mae, Pool #745209	5.50	9/1/19	1,650,414
938,748	Fannie Mae, Pool #745412	5.50	12/1/35	938,800
1,992,095	Fannie Mae, Pool #745428	5.50	1/1/36	1,989,510
809,132	Fannie Mae, Pool #745592	5.00	1/1/21	811,155
1,193,050	Fannie Mae, Pool #745737	5.00	3/1/21	1,196,033
799,454	Fannie Mae, Pool #745809	5.50	6/1/20	809,684
1,670,081	Fannie Mae, Pool #761240	4.00	6/1/19	1,601,922
213,945	Fannie Mae, Pool #782586	5.00	6/1/19	214,095
38,538	Fannie Mae, Pool #784200	5.00	6/1/19	38,565
362,278	Fannie Mae, Pool #788210	5.50	2/1/21	367,019
2,031,765	Fannie Mae, Pool #819432 (a)	4.59	3/1/35	2,009,862

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	U.S. Government Agency Mortgages (continued)
$96,724	Fannie Mae, Pool #831939	6.00	11/1/36	$98,242
1,688,937	Fannie Mae, Pool #838926	5.50	8/1/35	1,687,907
428,623	Fannie Mae, Pool #842993	6.00	10/1/35	435,281
86,626	Fannie Mae, Pool #845429	5.50	1/1/21	87,760
416,989	Fannie Mae, Pool #852939	6.00	2/1/36	423,466
820,491	Fannie Mae, Pool #882228	6.50	9/1/36	843,499
4,029,056	Fannie Mae, Pool #888283	5.00	8/1/34	3,937,209
73,288	Fannie Mae, Pool #891600	6.00	6/1/36	74,426
4,520,040	Fannie Mae, Pool #896540	6.50	9/1/36	4,646,793
316,733	Fannie Mae, Pool #900349	6.00	9/1/36	321,653
281,359	Fannie Mae, Pool #901079	6.00	8/1/36	285,729
237,030	Fannie Mae, Series 1996-48, Class Z	7.00	11/25/26	241,592
290,000	Fannie Mae, Series 2003-16, Class BC	5.00	3/25/18	289,834
430,420	Fannie Mae, Series 2004-28, Class PB	6.00	8/25/28	434,429
356,866	Fannie Mae, Series 2004-88, Class HA	6.50	7/25/34	369,319
2,264,988	Freddie Mac Strip, Series 231, Class IO	5.50	8/1/35	545,404
1,000,000	Freddie Mac, Gold 15 YR TBA	6.00	1/17/23	1,022,188
2,822,164	Freddie Mac, Gold 30 YR TBA	5.50	1/14/38	2,815,989
2,000,000	Freddie Mac, Gold 30 YR TBA	6.00	1/14/38	2,029,376
7,300,000	Freddie Mac, Gold 30 YR TBA	6.00	12/12/38	7,400,375
2,033,368	Freddie Mac, Gold Pool #11824	5.00	11/1/20	2,035,363
715,502	Freddie Mac, Gold Pool #A12118	5.00	8/1/33	699,183
246,808	Freddie Mac, Gold Pool #A50923	6.00	7/1/36	250,519
927,593	Freddie Mac, Gold Pool #A58383	5.50	3/1/37	925,678
384,215	Freddie Mac, Gold Pool #B13607	4.50	4/1/19	377,644
298,208	Freddie Mac, Gold Pool #B19026	4.50	3/1/20	293,048
6,576	Freddie Mac, Gold Pool #C01104	8.00	12/1/30	7,043
28,003	Freddie Mac, Gold Pool #C01187	7.50	5/1/31	29,908
37,367	Freddie Mac, Gold Pool #C01372	7.50	5/1/32	39,802
264	Freddie Mac, Gold Pool #C35806	7.50	2/1/30	282
15,272	Freddie Mac, Gold Pool #C41019	8.00	8/1/30	16,356
15,742	Freddie Mac, Gold Pool #C41473	7.50	8/1/30	16,813
27,724	Freddie Mac, Gold Pool #C41513	8.00	8/1/30	29,690
5,361	Freddie Mac, Gold Pool #C41563	8.00	8/1/30	5,741
8,354	Freddie Mac, Gold Pool #C47558	7.50	2/1/31	8,922
5,890	Freddie Mac, Gold Pool #C48206	7.50	3/1/31	6,291
53,338	Freddie Mac, Gold Pool #C50601	8.00	4/1/31	57,133
24,677	Freddie Mac, Gold Pool #C58121	7.50	9/1/31	26,333
17,849	Freddie Mac, Gold Pool #C59301	7.50	10/1/31	19,047
11,695	Freddie Mac, Gold Pool #C67274	7.50	5/1/32	12,457
37,292	Freddie Mac, Gold Pool #C68001	7.00	6/1/32	39,068
29,900	Freddie Mac, Gold Pool #D11089	9.50	10/1/17	32,475
154,836	Freddie Mac, Gold Pool #E00627	5.50	2/1/14	156,831
130,060	Freddie Mac, Gold Pool #E01137	6.00	3/1/17	133,224
487,726	Freddie Mac, Gold Pool #E01653	4.50	6/1/19	479,488
43,496	Freddie Mac, Gold Pool #E84261	6.00	7/1/16	44,554
10,574	Freddie Mac, Gold Pool #E89400	6.00	4/1/17	10,829
56,873	Freddie Mac, Gold Pool #E90895	6.00	7/1/17	58,241
114,140	Freddie Mac, Gold Pool #E91323	6.00	9/1/17	116,886
3,268	Freddie Mac, Gold Pool #G01135	8.00	9/1/30	3,500
4,123	Freddie Mac, Gold Pool #G01311	7.00	9/1/31	4,333
32,276	Freddie Mac, Gold Pool #G01391	7.00	4/1/32	33,918

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	U.S. Government Agency Mortgages (continued)
$1,372,758	Freddie Mac, Gold Pool #G02086	5.00	2/1/36	$1,340,269
1,169,814	Freddie Mac, Gold Pool #G03019	5.50	6/1/37	1,167,399
1,863,523	Freddie Mac, Gold Pool #G11720	4.50	8/1/20	1,831,657
201,246	Freddie Mac, Gold Pool #G11742	5.00	7/1/20	201,612
4,208,241	Freddie Mac, Gold Pool #G12392	5.50	9/1/21	4,259,757
166,595	Freddie Mac, Gold Pool #J00106	4.50	9/1/20	163,712
355,181	Freddie Mac, Gold Pool #J00773	5.00	12/1/20	355,530
116,928	Freddie Mac, Gold Pool #J02720	4.50	11/1/20	114,904
398,661	Freddie Mac, Gold Pool #M80813	4.00	4/1/10	387,573
49,257	Freddie Mac, Pool #170199	9.50	10/1/16	53,652
5,795	Freddie Mac, Pool #183455	12.00	12/1/10	6,242
1,567,839	Freddie Mac, Pool #1G1678	5.75	4/1/37	1,591,479
1,833,168	Freddie Mac, Pool #1J0408 (a)	5.86	5/1/37	1,861,334
2,825	Freddie Mac, Pool #360019	10.50	12/1/17	3,245
3,644	Freddie Mac, Pool #555285	10.00	4/1/16	3,805
1,171,410	Freddie Mac, Series 2509, Class CB	5.00	10/15/17	1,176,030
640,000	Freddie Mac, Series 2538, Class CB	5.00	12/15/17	640,463
677,525	Freddie Mac, Series 2864, Class NA	5.50	1/15/31	686,990
1,017,570	Freddie Mac, Series 3131, Class MA	5.50	11/15/27	1,029,022
1,633,498	Freddie Mac, Series 3189, Class PJ	6.00	3/15/30	1,665,533
15,820,711	Freddie Mac, Series 3346, Class SC (a)	1.52	10/15/33	1,436,090
1,505,154	Government National Mortgage Association, 30 YR TBA	5.50	1/22/38	1,515,973
12,900,000	Government National Mortgage Association, 30 YR TBA	6.00	1/22/38	13,206,375
6,652	Government National Mortgage Association, Pool #112784	12.00	2/15/14	7,752
22,749	Government National Mortgage Association, Pool #156617	11.00	1/15/16	26,183
7,266	Government National Mortgage Association, Pool #36890	10.00	11/15/09	7,601
2,906	Government National Mortgage Association, Pool #38484	11.00	3/15/10	3,139
3,227	Government National Mortgage Association, Pool #41625	11.00	7/15/10	3,486
3,480	Government National Mortgage Association, Pool #42444	11.00	9/15/10	3,759
6,658	Government National Mortgage Association, Pool #42710	11.00	9/15/10	7,192
3,392	Government National Mortgage Association, Pool #43080	11.00	8/15/10	3,637
239	Government National Mortgage Association, Pool #43285	11.00	8/15/10	259
28,662	Government National Mortgage Association, Pool #45290	11.00	12/15/10	30,960
11,560	Government National Mortgage Association, Pool #488233	6.00	4/15/29	11,874
5,591	Government National Mortgage Association, Pool #497630	6.00	2/15/29	5,743
2,141	Government National Mortgage Association, Pool #545212	7.00	12/15/30	2,271
9,954	Government National Mortgage Association, Pool #58625	12.00	11/15/12	11,461
208,935	Government National Mortgage Association, Pool #604791	5.50	11/15/33	210,567
34,741	Government National Mortgage Association, Pool #637301	6.50	11/15/34	35,965
10,860	Government National Mortgage Association, Pool #70492	12.00	9/15/13	12,758
13,961	Government National Mortgage Association, Pool #780315	9.50	12/15/17	15,568
9,081	Government National Mortgage Association, Pool #780384	11.00	12/15/17	10,373
36,408	Government National Mortgage Association, Pool #780554	10.00	5/15/19	42,017
7,957	Government National Mortgage Association, Pool #780609	9.50	9/15/22	8,759
76,268	Government National Mortgage Association, Pool #781548	7.00	11/15/32	80,862
6,253	Government National Mortgage Association, Pool #80094 (a)	5.63	7/20/27	6,319
12,592	Government National Mortgage Association, Pool #80114 (a)	5.63	9/20/27	12,658
21,626	Government National Mortgage Association, Pool #80123 (a)	6.13	10/20/27	21,911
15,855	Government National Mortgage Association, Pool #80137 (a)	6.13	11/20/27	16,064
5,041	Government National Mortgage Association, Pool #80145 (a)	6.13	12/20/27	5,108
7,220	Government National Mortgage Association, Pool #80156 (a)	6.38	1/20/28	7,325
676,758	Government National Mortgage Association, Pool #80916 (a)	4.75	5/20/34	676,668

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	U.S. Government Agency Mortgages (continued)
$21,044	Government National Mortgage Association, Pool #8585 (a)	6.38	1/20/25	$21,364
55,162	Government National Mortgage Association, Pool #8595 (a)	6.38	2/20/25	56,041
17,474	Government National Mortgage Association, Pool #8611 (a)	6.38	3/20/25	17,741
29,196	Government National Mortgage Association, Pool #8621 (a)	6.38	4/20/25	29,610
55,717	Government National Mortgage Association, Pool #8631 (a)	6.38	5/20/25	56,507
18,215	Government National Mortgage Association, Pool #8644 (a)	6.38	6/20/25	18,439
14,128	Government National Mortgage Association, Pool #8664 (a)	5.63	7/20/25	14,216

	Total U.S. Government Agency Mortgages (cost $120,043,789)			122,213,686

	Collateralized Mortgage Obligations — 26.20%
85,049	Asset Securitization Corp., Series 1997-D5, Class A1C	6.75	2/14/43	85,153
1,042,973	Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2	6.50	4/15/36	1,088,124
1,385,000	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4	6.19	6/11/35	1,452,111
1,300,000	Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A4 (a)	4.87	11/10/42	1,297,259
1,370,000	Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A4	5.36	10/10/45	1,373,221
344,670	Bank of America Alternative Loan Trust, Series 2004-5, Class 4A1	5.00	6/25/19	340,568
407,972	Bank of America Alternative Loan Trust, Series 2004-6, Class 4A1	5.00	7/25/19	396,193
1,500,000	Bank of America-First Union NB, Series 2001-3, Class A2	5.46	4/11/37	1,533,521
1,575,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T28, Class A4	5.74	9/11/42	1,613,437
1,190,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR7, Class A2	4.95	2/11/41	1,179,607
550,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW11, Class AJ (a)	5.46	3/11/39	525,447
1,569,872	Capco America Securitization Corp., Series 1998-D7, Class A1B	6.26	10/15/30	1,577,440
209,204	Chase Commercial Mortgage Securities Corp., Series 1999-2, Class A2	7.20	1/15/32	217,422
1,780,694	Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A2	7.76	4/15/32	1,863,634
725,000	Citigroup / Deutsche Bank Commercial Mortgage, Series 2007-CD5, Class A4 (a)	5.89	11/15/44	745,541
1,864,732	Citimortgage Alternative Loan Trust, Series 2007-A8, Class A1	6.00	10/25/37	1,856,574
1,502,227	Commercial Mortgage Pass-Through Certificate, Series 2000-C1, Class A2	7.42	8/15/33	1,567,501
1,945,000	Commercial Mortgage Pass-Through Certificate, Series 2007-C9, Class A4	6.01	12/10/49	2,015,629
2,285,594	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10	5.50	5/25/36	2,282,047
1,169,271	Countrywide Home Loans, Series 2007-16, Class A1	6.50	10/25/37	1,185,259
1,970,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3 (a)	5.31	12/15/39	1,963,149
1,660,000	CS First Boston Mortgage Securities Corp., Series 2002-CP3, Class A3	5.60	7/15/35	1,708,283
1,660,000	CS First Boston Mortgage Securities Corp., Series 2003-C3, Class A5	3.94	5/15/38	1,584,299
1,160,000	CS First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.83	4/15/37	1,115,593
1,025,000	CW Capital Cobalt, Series 2007-C3, Class A4 (a)	5.82	5/15/46	1,061,394
1,570,000	First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2	6.66	1/12/43	1,652,090
1,625,000	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4	5.54	12/10/49	1,643,387
1,825,000	GE Capital Commercial Mortgage Corp., Series 2002-3A, Class A2	5.00	12/10/37	1,839,967
331,551	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C2, Class A2	6.95	9/15/33	338,858
690,088	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C3, Class A2	7.18	8/15/36	711,308
766,021	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 2000-C2, Class A2	7.46	8/16/33	807,657
929,355	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2	7.72	3/15/33	974,231
1,575,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4	5.74	12/10/49	1,613,212
1,059,894	GS Mortgage Securities Corp. II, Series 1998-C1, Class A3	6.14	10/18/30	1,060,905
985,000	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A4	4.96	8/10/38	991,821
1,070,000	GS Mortgage Securities Corp. II, Series 2006- G68, Class A4	5.56	11/10/39	1,086,686
1,490,683	GSR Mortgage Loan Trust, Series 2004-9, Class 4A1 (a)	4.06	8/25/34	1,464,161
957,942	GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1 (a)	5.25	11/25/35	924,998

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Collateralized Mortgage Obligations (continued)
$916,180	Homebanc Mortgage Trust, Series 2005-4, Class A1 (a)	5.14	10/25/35	$896,105
1,617,419	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3	6.26	3/15/33	1,677,779
735,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3	5.34	5/15/47	732,260
555,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CD11, Class A2	5.83	2/15/51	566,241
675,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2 (a)	5.80	6/15/49	689,922
1,080,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5	4.65	1/12/37	1,071,691
721,931	JP Morgan Commercial Mortgage Finance Corp., Series 2000-C10, Class A2	7.37	8/15/32	753,896
139	Kidder Peabody Mortgage Assets Trust, Series B, Class A2, IO	9.50	4/22/18	31
630,484	LB - UBS Commercial Mortgage Trust, Series 2000-C4, Class A2	7.37	8/15/26	664,512
1,150,000	LB - UBS Commercial Mortgage Trust, Series 2001-C2, Class A2	6.65	11/15/27	1,215,021
1,575,000	LB - UBS Commercial Mortgage Trust, Series 2007-C7, Class A3	5.87	9/15/45	1,629,167
784,030	LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A1B	6.21	10/15/35	787,058
1,851,053	LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A2	6.30	10/15/35	1,861,465
862,907	Lehman Mortgage Trust, Series 2005-2, Class 2A3	5.50	12/25/35	861,153
414,955	Master Alternative Loans Trust, Series 2004-4, Class 1A1	5.50	5/25/34	390,667
2,050,000	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (a)	5.88	6/11/49	2,135,308
144,656	Morgan Stanley Capital I, Series 1998-HF2, Class A2	6.48	11/15/30	144,863
245,000	Morgan Stanley Capital I, Series 2007-HQ12, Class A2 (a)	5.63	4/12/49	248,878
955,000	Morgan Stanley Capital I, Series 2007-IQ16, Class A4	5.81	12/12/49	976,887
1,575,000	Morgan Stanley Capital I, Series 2007-T27, Class A4	5.80	6/11/42	1,616,020
1,163,536	Nationslink Funding Corp., Series 1999-1, Class A2	6.32	1/20/31	1,170,554
1,525,000	Prudential Mortgage Capital Funding, LLC, Series 20041-ROCK, Class A2	6.61	5/10/34	1,605,321
600,528	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19X5, Class 1A1 (a)	5.19	10/25/35	568,651
665,000	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3	6.10	8/15/39	684,829
875,000	Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4	5.01	12/15/35	876,752
850,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4 (a)	5.27	12/15/44	850,721
760,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 (a)	5.90	2/15/51	793,536
1,255,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3	5.68	5/15/46	1,279,939
672,753	Wells Fargo Mortgage Backed Securities, Series 2006-AR12, Class 2A1 (a)	6.10	9/25/36	673,702

	Total Collateralized Mortgage Obligations (cost $74,343,294)			74,160,616

	Corporate Bonds — 20.30%
275,000	Allstate Corp. (Insurance) (b)	6.13	5/15/37	265,325
1,500,000	Anadarko Petroleum Corp. (Oil Comp – Exploration)	5.95	9/15/16	1,527,345
1,275,000	AT&T, Inc. (Telecommunications)	6.50	9/1/37	1,333,240
175,000	Avalon Bay Communities, Inc. (Real Estate Investment Trusts)	7.50	12/15/10	188,450
350,000	Bank of America Corp. (Banking)	5.75	8/15/16	350,624
1,570,000	Bank of America Corp. (Banking)	5.75	12/1/17	1,573,602
850,000	Bank of America Corp. (Banking)	6.00	9/1/17	868,420
545,000	Bank of America Corp. (Banking)	7.80	2/15/10	577,591
275,000	Bank of America NA (Banking)	6.10	6/15/17	281,047
1,200,000	Barclays Bank PLC (Banking) (a)(c)	7.43	9/29/49	1,246,981
355,000	Bear Stearns Co., Inc. (Brokerage Services) (a)	5.60	7/19/10	333,626
525,000	Bear Stearns Co., Inc. (Brokerage Services)	6.40	10/2/17	507,234
975,000	Bear Stearns Co., Inc. (Brokerage Services)	6.95	8/10/12	1,002,495
200,000	Belvoir Land LLC (Special Purpose)	5.27	12/15/47	177,332
385,000	Berkshire Hathaway Finance Corp. (Insurance)	4.13	1/15/10	386,390
60,000	Bristol-Myers Squibb (Pharmaceuticals)	6.88	8/1/97	63,349
250,000	Carolina Power & Light (Electric Utilities)	6.13	9/15/33	256,129
280,000	CenterPoint Energy Resources Corp., Series B (Gas – Distribution)	7.88	4/1/13	307,436
575,000	Chubb Corp. (Insurance) (b)	6.38	3/29/37	560,862
895,000	Citigroup Capital XXI (Banking)	8.30	12/21/57	934,551

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Corporate Bonds (continued)
$1,495,000	Citigroup, Inc. (Banking)	3.63	2/9/09	$1,474,960
820,000	Citigroup, Inc. (Banking)	4.13	2/22/10	808,001
70,000	Citigroup, Inc. (Banking) (b)	4.63	8/3/10	69,618
550,000	Citigroup, Inc. (Banking)	5.30	10/17/12	557,156
830,000	Citigroup, Inc. (Banking)	6.13	11/21/17	852,571
1,485,000	Comcast Cable Communications Holdings (Media) (d)	8.38	3/15/13	1,665,996
150,000	Comcast Corp. (Media)	6.50	11/15/35	153,066
575,000	Comcast Corp. (Media)	6.95	8/15/37	620,581
75,000	Comcast Corp. (Media)	7.05	3/15/33	81,927
170,000	Comcast Corp. (Media)	7.63	2/15/08	170,415
25,000	Consolidated Natural Gas, Series A (Gas – Distribution)	5.00	3/1/14	24,246
125,000	Consolidated Natural Gas, Series C (Gas – Distribution)	6.25	11/1/11	129,932
1,080,000	Credit Suisse Guernsey (Finance – Brokers) Callable 5/15/17 @ 100.00	5.86	5/29/49	966,814
600,000	EDP Finance BV (Electric Utilities) (c)	6.00	2/2/18	585,202
200,000	Energy East Corp. (Electric Utilities)	6.75	7/15/36	202,228
200,000	Florida Power and Light Co. (Electric Utilities)	4.95	6/1/35	176,000
2,195,000	General Electric Capital Corp. (Diversified Financial Services)	5.00	11/15/11	2,221,590
305,000	General Electric Capital Corp. (Diversified Financial Services)	5.00	4/10/12	308,756
755,000	General Electric Capital Corp. (Diversified Financial Services)	6.15	8/7/37	802,134
700,000	General Electric Capital Corp. (Diversified Financial Services)	6.38	11/15/67	722,737
665,000	Goldman Sachs Capital II (Finance – Brokers) Callable 6/1/12 @ 100.00	5.79	12/29/49	592,066
1,540,000	Goldman Sachs Group, Inc. (Finance – Brokers)	5.25	10/15/13	1,540,528
50,000	GTE Corp. (Wireless Telecommunications Services)	6.94	4/15/28	53,557
325,000	Halliburton Co. (Oil – Field Services)	5.50	10/15/10	334,084
570,000	IBM Corp. (Computer Equipment)	5.70	9/14/17	589,244
200,000	Irwin Land LLC (Special Purpose)	5.03	12/15/25	186,962
290,000	Irwin Land LLC (Special Purpose)	5.30	12/15/35	270,628
1,075,000	JP Morgan Chase Bank NA (Banking)	6.00	7/5/17	1,086,116
495,000	JP Morgan Chase Bank NA (Banking)	6.00	10/1/17	503,425
1,175,000	JP Morgan Chase Capital XXV (Banking)	6.80	10/1/37	1,129,729
700,000	Kraft Foods, Inc. (Food)	6.13	2/1/18	705,352
825,000	Kraft Foods, Inc. (Food)	6.50	8/11/17	853,501
115,000	Lehman Brothers Holdings (Brokerage Services)	5.25	2/6/12	113,791
325,000	Lehman Brothers Holdings (Brokerage Services)	5.75	7/18/11	327,430
1,495,000	Lehman Brothers Holdings (Brokerage Services)	6.00	7/19/12	1,522,260
615,000	Lehman Brothers Holdings (Brokerage Services)	6.20	9/26/14	626,358
425,000	Lehman Brothers Holdings (Brokerage Services) (a)	6.69	9/15/22	419,915
825,000	Lehman Brothers Holdings (Brokerage Services)	6.75	12/28/17	850,327
210,000	Lehman Brothers Holdings (Brokerage Services)	7.88	8/15/10	222,578
400,000	Lincoln National Corp. (Insurance) Callable 4/20/17 @ 100.00	6.05	4/20/67	373,424
108,000	Massachusetts Mutual Life (Insurance) (c)	7.63	11/15/23	126,372
375,000	Mellon Capital IV (Banking)	6.24	6/29/49	348,046
880,000	MetLife, Inc. (Insurance) Callable 12/15/31 @ 100.00	6.40	12/15/36	806,512
500,000	Mid American Energy Holdings (Electric Utilities)	5.95	5/15/37	484,989
325,000	Mid American Energy Holdings (Electric Utilities) (c)	6.50	9/15/37	339,393
4,340,000	Morgan Stanley (Brokerage Services) (a)	5.49	1/9/12	4,194,128
260,000	Morgan Stanley (Brokerage Services)	5.55	4/27/17	253,544
730,000	Morgan Stanley (Brokerage Services)	6.25	8/28/17	742,120
200,000	Morgan Stanley (Brokerage Services)	6.75	4/15/11	209,628
375,000	NationsBank Corp. (Banking)	7.80	9/15/16	425,042
40,000	New Jersey Bell Telephone (Wireless Telecommunications Services)	7.85	11/15/29	45,678
210,000	News America Holdings (Media)	8.15	10/17/36	242,904

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Corporate Bonds (continued)
$55,000	News America Holdings (Media)	8.45	8/1/34	$66,474
225,000	News America Holdings (Media)	8.50	2/23/25	268,129
110,000	News America, Inc. (Media)	7.63	11/30/28	121,897
150,000	Ohana Military Communities LLC (Special Purpose)	6.19	4/1/49	152,801
60,000	Phillips Petroleum Co. (Energy)	7.00	3/30/29	68,242
325,000	Pricoa Global Funding I (Insurance) (c)	4.35	6/15/08	323,460
445,000	Progressive Corp. (Insurance)	6.70	6/15/37	413,124
350,000	Rouse Co. (Banking)	5.38	11/26/13	302,276
825,000	Royal Bank Scotland Group PLC (Banking) (c)	6.99	10/5/49	822,518
1,400,000	SLM Corp. (Financial Services) (a)(b)	5.24	7/26/10	1,288,659
378,436	Structured Asset Receivable Trust, Series 2003-2 (Insurance) (a)	5.86	1/21/09	374,652
5,000	Suncor Energy, Inc. (Oil & Gas)	6.50	6/15/38	5,346
275,000	Suntrust Bank (Banking)	4.42	6/15/09	272,761
170,000	TCI Communications, Inc. (Media)	7.88	8/1/13	186,303
10,000	TCI Communications, Inc. (Media)	7.88	2/15/26	11,301
150,000	Time Warner Entertainment (Media)	8.38	3/15/23	176,685
300,000	Time Warner, Inc. (Entertainment)	6.63	5/15/29	295,357
115,000	Time Warner, Inc. (Entertainment)	7.57	2/1/24	124,723
225,000	Transocean, Inc. (Oil & Gas)	6.80	3/15/38	229,578
600,000	Travelers Cos., Inc. (Insurance) Callable 3/15/17 @ 100.00	6.25	3/15/37	562,672
30,000	Turner Broadcasting Co. (Entertainment)	8.38	7/1/13	33,688
1,355,000	UBS AG Stamford CT (Banking)	5.88	12/20/17	1,364,546
400,000	USB Capital IX (Banking)	6.19	4/15/49	362,005
425,000	Verizon Virginia, Inc. (Wireless Telecommunications Services)	4.63	3/15/13	410,513
1,400,000	Wachovia Bank NA (Banking)	6.60	1/15/38	1,407,028
85,000	Wellpoint, Inc. (Medical Services)	5.95	12/15/34	80,011
480,000	Wells Fargo Co. (Banking)	4.20	1/15/10	476,967
750,000	Wells Fargo Co. (Banking)	4.63	8/9/10	750,581
210,000	Wells Fargo Co. (Banking)	4.88	1/12/11	212,823
175,000	XTO Energy, Inc. (Oil Comp – Exploration)	6.25	8/1/17	183,596
335,000	XTO Energy, Inc. (Oil Comp – Exploration)	6.75	8/1/37	359,331

	Total Corporate Bonds (cost $57,562,343)			57,563,637

	Asset Backed Securities — 3.80%
416,110	Capital Auto Receivables Asset Trust, Series 2005-1, Class A4	4.05	7/15/09	415,735
1,800,000	Chase Issuance Trust, Series 2007-A17, Class A	5.12	10/15/14	1,843,535
1,711,017	Chase Manhattan Auto Owner Trust, Series 2006-A, Class A3	5.34	7/15/10	1,717,579
1,743,663	Honda Auto Receivables Owner Trust, Series 2006-1, Class A3	5.07	2/18/10	1,746,351
2,100,000	MBNA Credit Card Master Note Trust, Series 2006-A1, Class A1	4.90	7/15/11	2,114,942
460,000	MBNA Master Credit Card Trust, Series 1999-B, Class A	5.90	8/15/11	469,045
932,518	Merrill Lynch First Franklin Mortgage Loan, Series 2007-1, Class A2A (a)	4.99	4/25/37	903,039
1,600,000	Wachovia Auto Owner Trust, Series 2006-A, Class A4	5.38	3/20/13	1,622,530

	Total Asset Backed Securities (cost $10,692,982)			10,832,756

	Foreign Bonds — 2.70%
875,000	Aid-Israel (Non U.S. Agency Bond Portfolio)	5.50	4/26/24	943,260
380,000	Aid-Israel (Non U.S. Agency Bond Portfolio)	5.50	9/18/33	418,775
350,000	Bundesrepublik Deutschland (Sovereign)	4.25	7/4/39	482,652
2,100,000	Emirate of Abu Dhabi (Sovereign) (c)	5.50	8/2/12	2,147,103
25,000	Encana Holdings Financial Corp. (Energy)	5.80	5/1/14	25,616
225,000	National Westminster Bank (Banking)	7.38	10/1/09	238,708
250,000	Nationwide Building Society (Banking) (c)	4.25	2/1/10	249,773

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Shares or Principal Amount		Rate %	Maturity Date	Value
	Foreign Bonds (continued)
$75,000	Resolution Funding Corp., Zero Coupon (Non U.S. Agency Bond Portfolio)		7/15/18	$46,720
75,000	Resolution Funding Corp., Zero Coupon (Non U.S. Agency Bond Portfolio)		10/15/18	46,137
275,000	Scottish Power PLC (Electric Utilities)	4.91	3/15/10	273,749
501,465	Small Business Administration (Non U.S. Agency Bond Portfolio)	4.50	2/1/14	486,120
273,105	Small Business Administration (Non U.S. Agency Bond Portfolio)	4.52	2/10/13	270,986
225,000	Teck Cominco Ltd. (Metals)	6.13	10/1/35	207,916
325,000	Telecom Italia Capital (Wireless Telecommunications Services)	5.25	10/1/15	316,631
25,000	Telecom Italia Capital (Wireless Telecommunications Services)	6.00	9/30/34	24,310
225,000	Telefonica Emisiones S.A.U. (Wireless Telecommunications Services)	6.42	6/20/16	236,781
200,000	Telefonica Emisiones S.A.U. (Wireless Telecommunications Services)	7.05	6/20/36	223,557
150,000	Telefonica Europe BV (Wireless Telecommunications Services)	7.75	9/15/10	160,553
325,000	United Mexican States (Sovereign)	6.75	9/27/34	358,963
90,000	Vodafone Group PLC (Wireless Telecommunications Services)	5.00	9/15/15	86,740
290,000	Vodafone Group PLC (Wireless Telecommunications Services) (b)	7.75	2/15/10	305,918

	Total Foreign Bonds (cost $7,324,810)			7,550,968

	Securities Held as Collateral for Securities on Loan — 0.50%
1,506,163	State Street Navigator Securities Lending Prime Portfolio (a)	4.83		1,506,163

	Total Securities Held as Collateral for Securities on Loan (cost $1,506,163)			1,506,163

	Preferred Stocks — 2.20%
86,575	Fannie Mae			2,229,306
61,800	Freddie Mac, Series Z			1,616,070
100,000	Wachovia Corp.			2,530,000

	Total Preferred Stocks (cost $6,209,375)			6,375,376

	U.S. Government Agency Security — 1.60%
$4,400,000	Federal Home Loan Bank (e)	3.25	1/2/08	4,399,603

	Total U.S. Government Agency Security (cost $4,399,603)			4,399,603

	Total Investments (cost $282,082,359) (f) — 100.5%			284,602,805
	Liabilities in excess of other assets — (0.5)%			(1,565,211)

	Net Assets — 100.0%			$283,037,594

(a)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on December 31, 2007. The maturity date represents the actual maturity date.

(b)	All or part of this security has been placed on loan as of December 31, 2007.

(c)	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	All or part of this security has been pledged as collateral for Futures held by the Fund.

(e)	Rate disclosed represents effective yield at purchase.

(f)	Represents cost for financial reporting purposes.

IO — Interest Only

PO — Principal Only

TBA — Security is subject to delayed delivery

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (concluded) — December 31, 2007 (Unaudited)

Futures

Number of Contracts	Futures Contracts Long Positions	Market Value	Expiration	Unrealized Gain/Loss
41	90Day Euro$ Future	$9,892,275	Sept.-08	$3,135
(41)	90Day Euro$ Future	(9,875,875)	Sept.-09	36
22	3Mo Euro EuriBor	7,676,232	Mar-08	(6,916)
25	Euro Bobl Future	3,944,945	Mar-08	(55,114)
48	Euro-Bund Future	7,937,080	Mar-08	(177,254)
4	U.S. Treasury 2 Year Note	841,000	Apr-08	775
181	U.S. Treasury 5 Year Note	19,960,906	Mar-08	39,286
(129)	U.S. Treasury 10 Year Note	(14,627,391)	Mar-08	(6,622)
94	U.S. Long Bond	10,939,250	Mar-08	(56,416)

	Total Unrealized Loss			$(259,090)

Options on Futures

Security Description	Exercise Price	Expiration Date	# of Contracts	Premium	Fair Value
Call – U.S. Treasury 5 Year Note	112	Feb-08	(28)	$(15,996)	$(12,250)

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments — December 31, 2007 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Asset Backed Securities — 1.30%
$1,150,271	Chase Funding Loan Acquisition Trust, Series 2003-C1, Class 1A5	3.42	2/25/15	$1,052,963
1,000,000	CitiFinancial Mortgage Securities, Inc., Series 2003-1, Class AF5	4.28	1/25/33	957,071

	Total Asset Backed Securities (cost $1,845,573)			2,010,034

	Corporate Bonds — 78.80%
485,000	AES Corp. (Electric) (a)	7.75	10/15/15	492,275
2,005,000	AES Corp. (Electric) (a)	8.00	10/15/17	2,050,112
650,000	Allied Waste North America (Commercial Services & Supplies) Callable Call 5/15/11 @ 103.56	7.13	5/15/16	645,125
1,405,000	Alltel Communications, Inc. (Telecom – Integrated/Svcs) Callable 12/1/12 @ 105.19 (a)	10.38	12/1/17	1,299,625
215,000	American Railcar Industries (Diversified Capital Goods) Callable Call 3/1/11 @ 103.75	7.50	3/1/14	203,175
805,000	American Real Estate (Gaming) (a)	7.13	2/15/13	756,700
340,000	Amkor Technologies, Inc. (Electronics)	7.13	3/15/11	323,850
1,095,000	Amkor Technologies, Inc. (Electronics)	9.25	6/1/16	1,097,737
275,000	AMR Real Estate Finance (Diversified Financial Services) Callable Call 6/1/08 @ 104.06	8.13	6/1/12	266,406
1,120,000	Aquila, Inc. (Electric – Integrated)	14.88	7/1/12	1,405,600
155,000	Aramark Services, Inc. (Support – Services) Callable Call 2/1/09 @ 102.00 (b)	8.41	2/1/15	151,125
1,110,000	Aramark Services, Inc. (Support – Services) Callable Call 2/1/11 @ 104.25 (c)	8.50	2/1/15	1,123,875
145,000	Asbury Automotive Group, Inc. (Non Food & Drug Retailers)	7.63	3/15/17	128,325
685,000	Autonation, Inc. (Retail) (b)	7.24	4/15/13	631,913
635,000	Baldor Electric Co. (Capital Goods)	8.63	2/15/17	654,050
360,000	Ball Corp. (Packaging)	6.88	12/15/12	365,400
625,000	Boise Cascade LLC (Forestry/Paper)	7.13	10/15/14	604,688
200,000	Bombardier, Inc. (Aerospace/Defense) (a)	6.30	5/1/14	195,500
575,000	Bombardier, Inc. (Aerospace/Defense) (a)(c)	8.00	11/15/14	600,875
395,000	Bristow Group, Inc. (Transportation ex Air/Rail) Callable Call 9/15/12 @ 103.75 (a)	7.50	9/15/17	396,975
470,000	Buffalo Thunder Development Authority (Casinos/Gaming) Callable Call 12/15/10 @ 104.69 (a)	9.38	12/15/14	418,300
160,000	Caesars Entertainment (Casinos/Gaming)	7.88	3/15/10	150,400
170,000	Charter Communications Opt LLC (Telecom – Integrated/Svcs) (a)	8.00	4/30/12	164,050
1,160,000	Charter Communications Opt LLC (Telecom – Integrated/Svcs) (a)	8.38	4/30/14	1,122,300
500,000	CII Carbon LLC (Metals) Callable Call 11/15/11 @ 105.56 (a)	11.13	11/15/15	492,500
235,000	Cimarex Energy Company (Energy – Expl & Prod) Callable Call 5/1/12 @ 103.56 (c)	7.13	5/1/17	230,888
473,000	Citizens Communications (Telecom – Integrated/Svcs)	9.00	8/15/31	471,818
320,000	Clear Channel Communications (Media – Broadcast)	7.65	9/15/10	328,703
2,940,000	Community Health Systems, Inc. (Health Services) Callable 7/15/11 @ 104.44	8.88	7/15/15	2,995,125
970,000	Compton Petroleum Finance Corp. (Energy – Expl & Prod) Callable Call 12/1/09 @ 103.81	7.63	12/1/13	902,100
2,490,000	Connacher Oil and Gas (Oil Comp-Exploration) Callable 12/15/11 @ 105.13 (a)	10.25	12/15/15	2,486,887
790,000	Constellation Brands, Inc. (Beverages)	8.38	12/15/14	791,975
405,000	Copano Energy LLC (Oil & Gas) Callable 3/1/11 @ 104.06	8.13	3/1/16	408,038
175,000	Corrections Corporations of America (Health Services)	7.50	5/1/11	177,188
1,090,000	Crum & Forster Holding Corp. (P&C – Insurance) Callable Call 5/1/12 @ 103.88	7.75	5/1/17	1,069,562
205,000	Delux Corp. (Printing & Publishing) Callable Call 6/1/11 @ 103.69	7.38	6/1/15	203,975
1,915,000	DirecTV Holdings/Finance (Media – Cable)	8.38	3/15/13	1,991,600
395,000	Dynegy Holdings, Inc. (Electric – Generation)	7.50	6/1/15	369,325
850,000	Echostar DBS Corp. (Media – Cable)	5.75	10/1/08	848,937
2,085,000	Echostar DBS Corp. (Media – Cable)	7.13	2/1/16	2,126,700
970,000	Edison Mission Energy (Electric – Generation)	7.00	5/15/17	953,025
1,485,000	Energy Future Holdings (Electric Utilities) Callable 11/1/12 @ 105.44 (a)(c)	10.88	11/1/17	1,492,425
485,000	Enterprise Products Operation Callable Call 1/15/18 @ 100.00	7.03	1/15/68	439,626
405,000	First Data Corp. (Data Processing & Outsourced Services) Callable 9/30/11 @ 104.94 (a)	9.88	9/24/15	376,650

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Corporate Bonds (continued)
$95,000	FMG Finance Property Ltd. (Metals/Mining ex Steel) (a)	10.00	9/1/13	$104,025
1,965,000	FMG Finance Property Ltd. (Metals/Mining ex Steel) (a)	10.63	9/1/16	2,249,925
710,000	Ford Motor Credit Co. (Auto Loans) (c)	7.00	10/1/13	593,126
1,375,000	Ford Motor Credit Co. (Auto Loans)	7.25	10/25/11	1,190,969
750,000	Ford Motor Credit Co. (Auto Loans) (b)	7.99	1/13/12	629,972
1,150,000	Freeport-McMoran C & G (Metals/Mining ex Steel)	8.25	4/1/15	1,219,000
1,005,000	Freeport-McMoran C & G (Metals/Mining ex Steel)	8.38	4/1/17	1,077,862
625,000	Freeport-McMoran C & G (Metals/Mining ex Steel) (b)	8.39	4/1/15	634,375
380,000	Freescale Semiconductor (Electronics) Callable Call 12/15/10 @ 104.44 (c)	8.88	12/15/14	339,150
1,275,000	Freescale Semiconductor (Electronics) Callable Call 12/15/11 @ 105.06 (c)	10.13	12/15/16	1,051,875
500,000	Galaxy Entertainment Finance (Financial Services) Callable Call 12/15/08 @ 101.50 (a)(b)	9.83	12/15/10	511,250
100,000	Galaxy Entertainment Finance (Financial Services) Callable 12/15/09 @ 104.94 (a)	9.88	12/15/12	105,500
85,000	General Cable Corp. (Building Materials) Callable Call 4/1/12 @ 103.56 (c)	7.13	4/1/17	83,300
485,000	General Cable Corp. (Building Materials) Callable Call 4/1/09 @ 102.00 (b)	7.61	4/1/15	460,750
2,340,000	General Motors (Auto Parts & Equipment) (c)	8.38	7/15/33	1,883,700
435,000	General Motors Acceptance Corp. (Auto Loans)	6.63	5/15/12	361,623
550,000	General Motors Acceptance Corp. (Auto Loans)	6.75	12/1/14	443,602
465,000	General Motors Acceptance Corp. (Auto Loans)	6.88	9/15/11	397,805
570,000	General Motors Acceptance Corp. (Auto Loans) (c)	8.00	11/1/31	478,159
485,000	Glencore Nickel (Metals/Mining ex Steel) (d)(f)		12/1/14	0
705,000	Goodyear Tire & Rubber Co. (Auto Parts) (b)	8.66	12/1/09	710,287
135,000	Goodyear Tire & Rubber Co. (Auto Parts) Callable Call 7/1/10 @ 104.50 (c)	9.00	7/1/15	143,100
560,000	Hanesbrands, Inc. (Apparel/Textiles) Callable Call 12/15/08 @ 102.00 (b)	8.20	12/15/14	554,400
995,000	Harrahs Operating Co., Inc. (Gaming) (c)	5.38	12/15/13	756,200
270,000	Hawker Beechcraft Acquisition Co. (Aerospace/Defense) (a)	8.50	4/1/15	270,000
490,000	Hawker Beechcraft Acquisition Co. (Aerospace/Defense) (a)	8.88	4/1/15	485,100
160,000	HCA, Inc. (Health Services) Callable 11/15/10 @ 104.56	9.13	11/15/14	166,400
1,570,000	HCA, Inc. (Health Services) Callable 11/15/11 @ 104.63	9.25	11/15/16	1,648,500
2,590,000	HCA, Inc. (Health Services) Callable 11/15/11 @ 104.81	9.63	11/15/16	2,738,925
595,000	Health Management Associates, Inc. (Health Care)	6.13	4/15/16	515,803
1,850,000	Hercules, Inc. (Chemicals)	6.75	10/15/29	1,780,625
50,000	Hertz Corp. (Support – Services) Callable Call 1/1/10 @ 104.44	8.88	1/1/14	50,688
850,000	Hertz Corp. (Support – Services) (c)	10.50	1/1/16	879,750
235,000	Hexion US Finance/ Nova Scotia (Chemicals) Callable 11/15/08 @ 102.00 (b)	9.37	11/15/14	239,700
1,755,000	Hexion US Finance/ Nova Scotia (Chemicals) Callable Call 11/15/10 @ 104.88	9.75	11/15/14	1,895,400
1,000,000	Host Marriott LP, Series Q (Hotels)	6.75	6/1/16	985,000
3,390,000	IDEARC, Inc. (Printing & Publishing) Callable Call 11/15/11 @ 104.00	8.00	11/15/16	3,110,325
2,085,000	Intelsat Corp. (Telecom – Integrated/Svcs)	9.00	6/15/16	2,100,637
175,000	Intelsat Sub Holdings Co. Ltd. (Telecom – Integrated/Svcs) Callable Call 1/15/09 @ 104.13	8.25	1/15/13	175,875
750,000	Intergen NV (Energy) Callable Call 6/30/12 @ 104.50 (a)	9.00	6/30/17	789,375
822	Ion Media (Media)	11.00	7/31/13	494
6,447	Ion Media Networks, Inc. (Media)	11.00	7/31/13	3,514
255,000	Key Energy Services, Inc. (Oil – Field Services) Callable 12/1/11 @ 104.19 (a)(c)	8.38	12/1/14	260,738
75,000	Kinder Morgan Finance (Oil & Gas)	6.40	1/5/36	61,939
485,000	Level 3 Communications Corp. (Electronic Equipment & Instruments) Callable Call 2/22/08 @ 103.81	7.63	6/15/12	496,519
1,050,000	Leucadia National Corp. (Diversified Capital Goods) Callable Call 3/15/12 @ 103.56	7.13	3/15/17	971,250
750,000	Levi Strauss & Co., Callable Call 4/1/11 @ 104.44 (c)	8.88	4/1/16	725,625
785,000	LIN Television Corp., Series B (Media – Broadcast)	6.50	5/15/13	738,881

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Corporate Bonds (continued)
$485,000	Mariner Energy, Inc. (Energy – Expl & Prod) Callable Call 5/15/12 @ 104.00	8.00	5/15/17	$461,356
380,000	Markwest Energy (Gas Distribution) Callable Call 7/15/11 @ 104.25	8.50	7/15/16	381,900
1,180,000	Mashantucket Pequot Tribe (Gaming) Callable 11/15/11 @ 104.25 (a)(c)	8.50	11/15/15	1,185,900
1,340,000	Mediacom Broadband LLC/CRP (Media – Cable)	8.50	10/15/15	1,187,575
1,385,000	Mediacom LLC/Cap Corp. (Media – Cable)	9.50	1/15/13	1,286,319
470,000	MGM Mirage, Inc. (Gaming)	6.63	7/15/15	440,625
100,000	MGM Mirage, Inc. (Gaming)	7.50	6/1/16	99,000
1,900,000	MGM Mirage, Inc. (Gaming)	8.50	9/15/10	1,971,250
178,906	Mirant Mid-Atlantic LLC, Series B (Electric – Integrated)	9.13	6/30/17	197,243
2,085,000	Mirant North America LLC (Electric – Integrated) Callable Call 12/31/09 @ 103.69	7.38	12/31/13	2,090,212
170,000	Mosaic Co. (Chemicals) (a)	7.38	12/1/14	181,900
250,000	Mosaic Co. (Chemicals) (a)	7.63	12/1/16	270,000
145,000	New Page Corp. (Paper & Related Products) Callable Call 5/1/09 @ 106.00 (a)	10.00	5/1/12	145,725
350,000	Newfield Exploration Co. (Energy – Expl & Prod)	6.63	4/15/16	343,000
3,575,000	NRG Energy, Inc. (Electric – Generation)	7.38	2/1/16	3,485,625
140,000	NRG Energy, Inc. (Electric – Generation)	7.38	1/15/17	136,500
1,100,000	NSG Holdings LLC/NSG Holding (Electric – Generation) (a)	7.75	12/15/25	1,102,750
2,150,000	NTL Cable PLC (Media – Cable)	8.75	4/15/14	2,133,875
90,000	Omega Health Care Investors (Health Services) Callable Call 4/1/09 @ 103.50	7.00	4/1/14	89,100
1,095,000	Omega Health Care Investors (Health Services)	7.00	1/15/16	1,078,575
1,205,000	Owens-Brockway Glass Container, Inc. (Packaging)	8.25	5/15/13	1,250,187
830,000	Petrohawk Energy Corp. (Energy – Expl & Prod)	9.13	7/15/13	873,575
285,000	Pokagon Gaming Authority (Gaming) Callable Call 6/15/10 @ 105.19 (a)	10.38	6/15/14	306,375
1,105,000	Quebecor Media (Media) Callable Call 3/15/11 @ 103.88 (a)	7.75	3/15/16	1,060,800
3,505,000	Qwest Communications International (Telecom – Integrated/Svcs)	7.25	2/15/11	3,505,000
1,775,000	R.H. Donnelley Corp. (Printing & Publishing) (c)	6.88	1/15/13	1,588,625
265,000	R.H. Donnelley Corp. (Printing & Publishing)	6.88	1/15/13	237,175
775,000	R.H. Donnelley Corp. (Printing & Publishing)	8.88	1/15/16	724,625
745,000	R.H. Donnelley Corp. (Printing & Publishing) Callable Call 10/15/12 @ 104.44 (a)	8.88	10/15/17	689,125
565,000	Reliant Energy, Inc. (Electric – Generation) Callable Call 12/15/09 @ 103.38	6.75	12/15/14	566,413
705,000	Rite Aid Corp. (Food & Drug Retailers) Callable Call 1/15/10 @ 103.75	7.50	1/15/15	638,025
90,000	Ryerson, Inc. (Steel) Callable 11/1/11 @ 106.00 (a)	12.00	11/1/15	88,875
115,000	Ryerson, Inc. (Steel) Callable 11/1/09 @ 106.00 (a)(b)	12.57	11/1/14	110,400
200,000	Sabine Pass LNG LP (Gas Distribution)	7.25	11/30/13	191,000
1,575,000	Sabine Pass LNG LP (Gas Distribution)	7.50	11/30/16	1,504,125
400,000	Seitel, Inc. (Investments & Misc Finl Svcs) Callable 2/15/11 @ 104.88	9.75	2/15/14	341,000
175,000	Seminole Hard Rock Enterprise (Gaming) (a)(b)	7.49	3/15/14	167,125
135,000	Seneca Gaming Corp. (Gaming) Callable Call 5/1/08 @ 103.63	7.25	5/1/12	136,013
535,000	Shingle Springs Tribal (Gaming) Callable Call 6/15/11 @ 104.69 (a)	9.38	6/15/15	518,950
460,000	SLM Corp. (Cons/Comm/Lease Financing)	5.13	8/27/12	411,441
420,000	SLM Corp. (Cons/Comm/Lease Financing)	5.40	10/25/11	382,786
70,000	SLM Corp. (Cons/Comm/Lease Financing)	5.45	4/25/11	64,417
880,000	Smithfield Foods, Inc. (Food Wholesale) (c)	7.75	7/1/17	851,400
175,000	Smithfield Foods, Inc. (Food Wholesale) (c)	8.00	10/15/09	176,750
225,000	Snoqualmie Enterprise Authority (Gaming) (a)(b)	9.06	2/1/14	212,625
105,000	Snoqualmie Enterprise Authority (Gaming) (a)	9.13	2/1/15	101,325
835,000	SPX Corp. (Diversified Capital Goods) (a)	7.63	12/15/14	851,700
340,000	Stater Brothers Holdings (Food & Drug Retailers) Callable Call 4/15/11 @ 103.88	7.75	4/15/15	328,100
290,000	Swift Energy Co. (Energy – Expl & Prod) Callable Call 6/1/12 @ 103.56	7.13	6/1/17	275,500
135,000	Targa Resources, Inc. (Gas Distribution) Callable Call 11/1/09 @ 104.25 (a)	8.50	11/1/13	130,275
2,455,000	Telecordia Technologies (Telecom – Integrated/Svcs) Callable Call 7/15/08 @ 102.00 (a)(b)	8.99	7/15/12	2,191,087

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Corporate Bonds (continued)
$265,000	Tenneco, Inc. (Auto Parts) Callable 11/15/11 @ 104.06 (a)	8.13	11/15/15	$262,350
1,090,000	Texas Competitive Electric Holdings Co. LLC (Electric Utilities) Callable 11/1/11 @ 105.13 (a)	10.25	11/1/15	1,079,100
1,890,000	Texas Competitive Electric Holdings Co. LLC (Electric Utilities) Callable 11/1/11 @ 105.13 (a)	10.25	11/1/15	1,871,100
340,000	Transdigm, Inc. (Aerospace/Defense)	7.75	7/15/14	345,100
420,000	United Refining Co. (Oil Refining & Marketing) Callable Call 8/15/08 @ 105.25	10.50	8/15/12	424,200
970,000	United Rentals North America, Inc. (Support – Services) (c)	6.50	2/15/12	880,275
1,295,000	United Rentals North America, Inc. (Support – Services)	7.75	11/15/13	1,126,650
120,000	Universal Hospital Services, Inc. (Health Services) Callable 6/1/09 @ 102.00 (b)	8.29	6/1/15	120,000
700,000	Universal Hospital Services, Inc. (Health Services) Callable 6/1/11 @ 104.25	8.50	6/1/15	707,000
515,000	Univison Communication, Inc. (Media)	7.85	7/15/11	513,069
685,000	Valassis Communication (Printing & Publishing) Callable Call 3/1/11 @ 104.13	8.25	3/1/15	610,506
1,110,000	Williams Partners LP/WIL (Gas Distribution)	7.25	2/1/17	1,143,300
475,000	Wind Acquisition Financial (Telecom – Integrated/Svcs) Callable Call 12/1/10 @ 105.38 (a)	10.75	12/1/15	517,750
1,210,000	Windstream Corp. (Telecom – Integrated/Svcs)	8.63	8/1/16	1,270,500
385,000	Windstream Regatta Holdings, Inc. (Telecom – Integrated/Svcs) Callable Call 12/1/12 @ 105.50 (a)	11.00	12/1/17	381,150
465,000	WMG Acquisition Corp. (Media – Services)	7.38	4/15/14	358,050
740,000	Wynn Las Vegas (Gaming) Callable Call 12/1/09 @ 103.31	6.63	12/1/14	727,050

	Total Corporate Bonds (cost $127,076,602)			122,556,845

	Foreign Bonds — 8.40%
820,000	Abitibi-Consolidated, Inc. (Forestry/Paper)	6.95	4/1/08	804,625
305,000	Abitibi-Consolidated, Inc. (Forestry/Paper) (c)	8.55	8/1/10	266,875
745,000	CHC Helicopter Corp. (Transportation ex Air/Rail)	7.38	5/1/14	704,025
895,000	CIE General DE Geophysique (Oil Equipment)	7.50	5/15/15	906,187
165,000	CIE General DE Geophysique (Oil Equipment)	7.75	5/15/17	166,650
790,000	Flextronics International Ltd. (Electronics)	6.50	5/15/13	766,300
2,175,000	Ineos Group Holdings PLC (Chemicals) (a)(c)	8.50	2/15/16	1,935,750
1,485,000	Kabel Deutschland Gmbh (Media – Cable)	10.63	7/1/14	1,559,250
1,145,000	Nordic Telephone Co. Holdings (Telecom – Integrated/Svcs) (a)	8.88	5/1/16	1,173,625
1,450,000	OPTI Canada, Inc. (Energy – Expl & Prod) (a)	7.88	12/15/14	1,417,375
1,935,000	OPTI Canada, Inc. (Energy – Expl & Prod) (a)	8.25	12/15/14	1,915,650
1,530,000	Quebecor Media (Media)	7.75	3/15/16	1,468,800

	Total Foreign Bonds (cost $13,629,880)			13,085,112

	Time Deposits — 9.80%
14,975,253	Liquidity Management Control System Time Deposit	4.50	1/2/08	14,975,253
309,594	Liquidity Management Control System Time Deposit	4.50	1/2/08	309,594

	Total Time Deposits (cost $15,284,847)			15,284,847

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (concluded) — December 31, 2007 (Unaudited)

Shares		Rate %	Value
	Common/Preferred Stocks and Rights — 0.20%
0	Adelphia restructure Rights to Time Warner Cable Inc., Class A Stock (e)		$211,000
3	Ion Media Networks, Inc. (Media) (d)(f)		—
2	Ion Media Networks, Inc. (Media) (d)(f)		—

	Total Common/Preferred Stocks (cost $—)		211,000

	Securities Held as Collateral for Securities on Loan — 7.80%
12,159,823	State Street Navigator Securities Lending Prime Portfolio (b)	4.83	12,159,823

	Total Securities Held as Collateral for Securities on Loan (cost $12,159,822)		12,159,823

	Total Investments (cost $169,996,724) (g) — 106.3%		165,307,661
	Liabilities in excess of other assets — (6.3)%		(9,896,859)

	Net Assets — 100.0%		$155,410,802

(a)	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on December 31, 2007. The maturity date represents the actual maturity date.

(c)	All or part of this security has been placed on loan as of December 31, 2007.

(d)	Escrow Security due to bankruptcy.

(e)	As part of the corporate restructure of Adelphia, holders of Adelphia bonds received the right to receive shares of Time Warner, Inc., Class A Stock.

(f)	Represents non-income producing security.

(g)	Represents cost for financial reporting purposes.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Short-Term Municipal Bond Portfolio

Portfolio of Investments — December 31, 2007 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds — 97.00%
	Alabama — 5.7%
$1,000,000	Alabama State Federal Highway Finance Authority, Revenue, Series A, Callable 3/1/12 @ 100 (MBIA)	5.25	3/1/13	$1,067,930
1,000,000	Alabama State Public School & College Authority, Revenue, Capital Improvement, Callable 11/1/08 @ 101.5	5.25	11/1/11	1,031,210

				2,099,140

	Arizona — 5.7%
1,000,000	Arizona State Transportation Board Highway Revenue, Prerefunded 7/1/09 @ 100	5.75	7/1/19	1,039,970
1,000,000	Arizona State University Revenue (FSA)	5.25	7/1/10	1,050,190

				2,090,160

	Florida — 5.8%
1,250,000	Florida Hurricane Catastrophe Fund Finance Corporation Revenue, Series A	5.00	7/1/12	1,321,975
735,000	Lakeland Florida Light & Water Revenue, Series C (FSA)	6.05	10/1/11	803,928

				2,125,903

	Hawaii — 2.7%
1,000,000	Honolulu Hawaii City & County, Series A, GO (MBIA)	5.00	3/1/08	1,002,990

	Idaho — 3.1%
1,105,000	Idaho State Building Authority Building Revenue, Capitol Project (FGIC)	5.00	9/1/09	1,138,272

	Illinois — 8.8%
1,000,000	Chicago Illinois Park District, Series C, GO, Prerefunded 7/1/11 @ 100 (FGIC)	5.50	1/1/21	1,076,780
1,000,000	Du Page & Will Counties Illinois Community School District No. 204, GO, Prerefunded 12/30/11 @ 100	5.25	12/30/12	1,076,970
1,000,000	Illinois State, Series A, GO, Callable 10/1/13 @ 100	5.25	10/1/14	1,086,460

				3,240,210

	Indiana — 2.8%
1,015,000	East Porter County School Building Corporation (MBIA)	5.00	1/15/10	1,051,236

	Iowa — 3.6%
1,300,000	Cedar Rapids, Iowa, GO, Callable 6/1/09 @ 100	5.25	6/1/12	1,336,920

	Kansas — 3.0%
300,000	Kansas State Department of Transportation Highway Revenue, Series B – 2 (a)	3.63	9/1/20	300,000
810,000	Saline County Kansas Unified School District No. 305, Callable 9/1/08 @ 100 (FSA)	5.25	9/1/11	820,911

				1,120,911

	Kentucky — 4.3%
1,500,000	Kentucky State Property & Buildings Commission, Project No. 64 Revenue, Prerefunded 11/1/09 @ 100 (MBIA)	5.75	5/1/12	1,572,930

	Massachusetts — 8.1%
2,000,000	Massachusetts State Industrial Finance Agency Revenue, Massachusetts Biomedical, Series A-2		8/1/10	1,828,140
1,150,000	Massachusetts State, Series A	5.38	8/1/08	1,165,755

				2,993,895

	Michigan — 8.2%
1,150,000	Hamilton Michigan Community School District (FSA Q-SBLF)	5.00	5/1/12	1,229,580
1,700,000	Michigan State Building Authority Revenue, State Police Communications – III	5.50	10/1/10	1,801,762

				3,031,342

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Short-Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — December 31, 2007 (Unaudited)

Shares or Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Nevada — 5.4%
$2,000,000	Sparks Nevada Redevelopment Agency Tax Allocation Revenue (RADIAN)	5.15	1/15/08	$2,001,280

	Ohio — 8.3%
1,300,000	Cleveland Ohio Airport Systems Revenue, Series A, Prerefunded 1/1/10 @ 101 (FSA)	5.25	1/1/16	1,366,326
1,625,000	Ohio State Higher Education, Capital Facilities, Series B, GO, Prerefunded 5/1/10 @ 100	5.63	5/1/15	1,716,276

				3,082,602

	Oklahoma — 2.7%
1,000,000	Oklahoma Development Finance Authority Revenue, Prerefunded 5/1/08 @ 100	5.50	5/1/11	1,008,280

	Tennessee — 2.9%
1,000,000	Memphis Tennessee GO, Series C (XLCA)	5.00	11/1/11	1,058,730

	Texas — 10.3%
1,000,000	El Paso Texas Independent School District, GO, Callable 2/15/09 @ 100 (PSF-GTD)	5.00	2/15/12	1,018,080
750,000	Mesquite Texas Independent School District No. 1, Callable 8/15/08 @ 100 (PSF-GTD)	5.25	8/15/09	759,660
845,000	Pearland Texas Independent School District, Prerefunded 2/15/08 @ 100 (PSF-GTD)	5.75	2/15/22	847,670
1,130,000	University of Texas University Revenue, Series B	5.00	8/15/09	1,164,589

				3,789,999

	Utah — 5.6%
1,000,000	Murray City Utah School District, Prerefunded 8/1/11 @ 100 (School Building Guaranty)	5.00	8/1/13	1,061,720
1,020,000	Utah Transportation Authority, Sales Tax Revenue, Series A (Fortis Bank) (a)	3.68	6/15/36	1,020,000

				2,081,720

	Total Municipal Bonds (cost $35,514,480)			35,826,520

	Money Market Mutual Fund — 4.60%
1,695,908	SSGA Tax Free Money Market (a)	2.46		1,695,908

	Total Money Market Mutual Fund (cost $1,695,908)			1,695,908

	Total Investments (cost $37,210,389) (b) — 101.6%			37,522,428
	Liabilities in excess of other assets — (1.6)%			(614,006)

	Net Assets — 100.00%			$36,908,422

(a)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on December 31, 2007. The maturity date represents the actual maturity date.

(b)	Represents cost for financial reporting purposes.

FGIC — Financial Guaranty Insurance Co.

FSA — Financial Security Assurance, Inc.

GO — General Obligation

MBIA — Municipal Bond Insurance Association

PSF-GTD — Permanent School Fund Guaranteed

Q-SBLF — Qualified School Bond Loan Fund

RADIAN — Radian Group, Inc.

XLCA — Security insured by XL Capital Assurance, Inc.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — December 31, 2007 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds — 88.9%
	Alabama — 0.3%
$625,000	Alabama Housing Finance Authority Multifamily Housing Revenue, The Club Apartments, Series 1, (AMT), (ETM)	5.65	6/1/08	$630,950
565,000	Birmingham Alabama Special Care Facilities, Methodist Home for Aging (LOC)	5.00	3/1/14	572,712
500,000	Tuscaloosa Alabama Educational Building Authority Revenue (XLCA)	5.13	8/15/13	519,725

				1,723,387

	Alaska — 1.6%
400,000	Anchorage Alaska, Series A (FGIC)	4.80	4/1/13	406,096
5,735,000	Anchorage Alaska, Series F (FGIC)	4.13	9/1/22	5,657,119
3,445,000	Anchorage Alaska, Series F (FGIC)	4.13	9/1/23	3,376,651

				9,439,866

	Arizona — 4.3%
410,000	Arizona Health Facilities Authority Hospital Systems Revenue, Phoenix Baptist Hospital & Medical, ETM	6.25	9/1/11	425,154
9,500,000	Arizona Health Facilities Authority Revenue, Banner Health, Series B (a)	4.32	1/1/37	8,360,475
2,000,000	Maricopa County Arizona Industrial Development Authority (GNMA)	6.00	10/20/31	2,105,400
2,510,000	Maricopa County Arizona Industrial Development Authority (GNMA)	6.05	10/20/36	2,595,792
320,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.00	7/1/08	320,941
100,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/09	101,136
345,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/10	352,749
365,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/11	375,085
380,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/12	391,997
395,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.75	7/1/13	413,442
250,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.00	7/1/14	265,932
335,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.00	7/1/15	357,170
460,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.13	7/1/16	494,546
430,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.13	7/1/17	462,267
250,000	Oro Valley Arizona Oracle Road Improvement District	5.00	1/1/13	259,947
930,000	Pinal County Arizona Individual Development Authority Correctional Facilities, Florence West Prison, Series A (ACA)	3.88	10/1/09	917,259
850,000	Pinal County Arizona Certificates Participation	3.50	12/1/08	851,037
145,000	Pinal County Arizona Certificates Participation	4.00	12/1/10	146,344
1,895,000	Pinal County Arizona Certificates Participation	5.00	12/1/14	2,021,283
2,420,000	Pinal County Arizona Certificates Participation	5.25	12/1/15	2,603,944
245,000	Pinal County Arizona Community College (AMBAC)	5.25	7/1/08	247,791
95,000	Pinal County Arizona Community College (AMBAC)	4.75	7/1/09	96,788
175,000	Pinal County Arizona Community College (AMBAC)	4.80	7/1/09	178,335
455,000	Tucson & Pima Counties Arizona Industrial Development Authorities, Single Family Mortgage Revenue, Mortgage Backed Securities, Series A1, AMT (GNMA/FNMA/FHLMC)	6.00	7/1/21	463,295

				24,808,109

	Arkansas — 1.3%
135,000	Arkansas State Development Finance Authority Revenue, Series A (FSA)	3.75	11/1/17	133,790
860,000	Arkansas State, Development Authority Economic Development Revenue, Series B (ADFA/ADED)	4.25	3/1/11	874,715
530,000	Arkansas State, Development Authority Economic Development Revenue, Series B (ADFA/ADED)	4.25	3/1/13	540,309
815,000	Cabot Arkansas Sales & Use Tax (XLCA)	4.30	12/1/31	817,143
545,000	Fayetteville Arkansas Sales & Use Tax, Capital Improvements, Series B (MBIA)	4.00	12/1/15	557,611

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Arkansas (continued)
$96,670	Jefferson County Arkansas Health Care & Residential Facilities Board, Single Family Revenue, ETM (FSA)	7.40	12/1/10	$103,071
500,000	North Little Rock Arkansas Health Facilities Board of Health Care Revenue Baptist Health (CIFG)	4.00	12/1/11	508,315
1,025,000	North Little Rock Arkansas Health Facilities Board of Health Care Revenue Baptist Health (CIFG)	4.00	12/1/16	1,029,110
305,000	Springdale Arkansas Sales & Use Tax Revenue (MBIA)	4.00	7/1/16	306,098
3,400	Stuttgart Arkansas Public Facilities Board Refunding, Single Family Mortgage, Series B	7.75	9/1/11	3,403
1,565,000	Stuttgart Arkansas Sales & Use Tax Revenue (AMBAC)	4.20	10/1/31	1,551,228
75,000	Union County Arkansas Residential Housing Facilities Board Revenue, ETM (FHA)	7.88	10/1/10	81,571
505,000	Washington County Arkansas Hospital Revenue Reference Regular Medical Center, Series B	3.88	2/1/10	498,309
280,000	Washington County Arkansas Hospital Revenue Reference Regular Medical Center, Series B	5.00	2/1/11	282,929

				7,287,602

	California — 5.5%
500,000	ABAG Finance Authority for Non-Profit Corporations California Insured Certificates of Participation, Rhoda Haas Goldman Plaza	5.13	5/15/15	507,575
800,000	California Education Facilities Authority Revenue, University of San Diego (AMBAC)	4.75	10/1/15	814,840
1,000,000	California State Public Works Board Lease Revenue, Department of Forestry & Fire, Series E	5.00	11/1/22	1,028,080
4,400,000	California State, Department Water Resources, Central Valley Project	5.25	7/1/22	4,407,700
255,000	California State, GO	6.25	4/1/08	256,953
100,000	California State, GO	4.00	2/1/09	101,006
100,000	California State, GO	5.00	3/1/09	102,187
100,000	California State, GO	6.75	8/1/10	108,576
250,000	California State, GO	6.30	9/1/11	275,000
5,000,000	California State, GO	5.00	8/1/21	5,191,300
250,000	California State, GO	5.00	11/1/22	260,025
75,000	California State, Water Residential Development	5.10	3/1/10	75,122
270,000	California Statewide Communities Development Authority, Health Care, Mountain Shadows, Series A (ACA)	4.35	7/1/12	263,566
1,080,000	California Statewide Communities Development Authority, Multi-Family, Pioneer Park, Series T, AMT (GNMA)	6.10	12/20/20	1,129,010
55,000	Colton California Redevelopment Agency, ETM	7.25	8/1/11	59,461
1,215,000	Contra Costa California Home Mortgage Finance Authority, Zero Coupon, ETM (MBIA)		9/1/17	652,139
35,000	Contra Costa County California Multi-Family Housing Revenue, Bollinger Crests Apartments, Series C, AMT (FNMA)	4.85	5/1/11	35,383
50,000	Emeryville California Redevelopment Agency	7.50	9/1/11	54,153
15,000	Fresno California Multi-Family Housing Revenue, Woodlands Apartments Projects (GNMA)	6.65	5/20/08	15,050
3,367,402	Knightsen School District Lease Certificates California, Flexfund Program	4.75	12/1/27	3,354,370
1,900,000	Long Beach California Board Finance Authority Revenue, Natural Gas Purchase Revenue, Series B (a)	5.23	11/15/25	1,824,038
2,100,000	Long Beach California Board Finance Authority Revenue, Natural Gas Purchase Revenue, Series B (a)	5.25	11/15/26	2,007,621
3,000,000	Long Beach California Board Finance Authority Revenue, Natural Gas Purchase Revenue, Series B (a)	5.27	11/15/27	2,860,260

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	California (continued)
$325,000	Los Angeles California Community Redevelopment, Angeles Plaza Project, Series A (FNMA)	7.40	6/15/10	$334,444
1,635,000	Manteca California Financing Authority Sewer Revenue, Series B	5.00	12/1/33	1,642,783
50,000	Modesto California Irrigation District Certificates of Participation (MBIA)	5.00	10/1/17	52,967
15,000	Montclair California Redevelopment Agency Residential Mortgage Revenue, ETM	7.75	10/1/11	16,460
120,000	Riverside County California Housing Authority Breezewood Apartments Project, Series B (MBIA)	5.00	6/1/19	120,871
245,000	Sacramento California Municipal Utilities District Electricity Revenue, Series B, ETM	6.13	6/1/11	257,480
25,000	Sacramento California Municipal Utilities District Electricity Revenue, White Rock Project, ETM	6.75	3/1/10	25,970
80,000	San Bernardino California Redevelopment Agency, Single Family Residential Mortgage, ETM	7.13	1/1/11	84,897
2,455,000	Santa Ana California Financing Authority Revenue, South Harbor Boulevard, Series B	5.13	9/1/19	2,531,228
110,000	Turlock California Public Financing Authority	5.25	9/1/15	114,276
760,000	Victor California Elementary School District Certificates of Participation (MBIA)	6.45	5/1/18	892,004

				31,456,795

	Colorado — 2.3%
80,000	Arvada Colorado Industrial Development Revenue, AMT (LOC) (b)	5.60	12/1/12	80,563
120,000	Arvada Colorado Industrial Development Revenue, AMT (LOC) (b)	5.80	12/1/17	120,965
310,000	Aurora Centretech Metro District Colorado, Mandatory Put 12/1/08 @ 100 (LOC)	4.88	12/1/28	313,742
5,000	Aurora Colorado Housing Authority	7.30	5/1/10	5,010
1,070,000	Colorado Educational & Cultural Facilities Authority Revenue	5.00	6/15/14	1,157,408
2,355,000	Colorado Educational & Cultural Facilities Authority Revenue	4.10	8/15/14	2,426,474
20,000	Colorado Housing Financial Authority	6.50	5/1/16	20,649
55,000	Colorado Housing Financial Authority (FHA)	5.70	10/1/21	55,035
105,000	Colorado Housing Financial Authority, AMT	6.40	11/1/24	106,881
28,000	Colorado Housing Financial Authority	6.55	5/1/25	28,934
20,000	Denver Colorado City & County Multi-Family Housing (FHA)	4.70	7/1/08	20,130
750,000	E-470 Business Metropolitan District Colorado, Prerefunded 12/1/09 @ 100	5.13	12/1/17	777,060
3,515,000	EL Paso County Colorado Certificates of Participation, Judicial Complex Project, Series A (AMBAC)	4.00	12/1/19	3,449,551
2,655,000	EL Paso County Colorado Certificates of Participation, Judicial Complex Project, Series A (AMBAC)	4.00	12/1/20	2,589,501
80,000	Greeley Colorado Multi-Family Revenue Housing, Meeker Commons, AMT (GNMA)	5.40	9/20/10	81,254
1,750,000	Interlocken Metropolitan District Colorado, Series A	5.75	12/15/11	1,819,300
187,500	University of Colorado Registrants Participation Institutes	6.00	12/1/13	200,593

				13,253,050

	Connecticut — 0.5%
740,000	Connecticut State Health & Educational Facilities Authority Revenue, Griffin Hospital, Series B (RADIAN)	5.00	7/1/15	765,686
2,040,000	Connecticut State Health & Educational Facilities Authority Revenue, St. Francis Hospital & Medical Center (RADIAN)	5.50	7/1/17	2,123,191

				2,888,877

	Delaware — 0.3%
5,000	Delaware State Economic Development Authority Revenue, 1st Mortgage, Peninsula United, Series A	6.00	5/1/09	5,065
820,000	Delaware State Health Facilities Authority Revenue, Beebe Medical Center, Series A	5.00	6/1/08	821,476
575,000	Delaware State Health Facilities Authority Revenue, Beebe Medical Center, Series A	5.25	6/1/09	580,169

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Delaware (continued)
$100,000	Delaware State Health Facilities Authority Revenue, Nanticoke Hospital, Series A (RADIAN)	4.50	5/1/14	$100,267
135,000	Sussex County Delaware Single Family Mortgage, ETM	7.50	3/1/10	141,905

				1,648,882

	District of Columbia — 1.6%
1,960,000	District Columbia Housing Finance Agency, Multi-Family Housing Revenue, Azeeze Bates Apartments Project (FHLMC)	4.80	11/1/36	1,873,486
100,000	District of Columbia Certificates Participation	5.25	1/1/09	102,172
140,000	District of Columbia Hospital Revenue, Series A, ETM	5.25	8/15/12	141,746
50,000	District of Columbia Housing Finance Agency (Asset GTY)	4.85	6/1/08	50,252
15,000	District of Columbia Housing Finance Agency, Mayfair Mansions Apartments, AMT (FHA)	5.00	2/1/08	15,006
855,000	District of Columbia Housing Finance Agency, Single Family Mortgage, Series A, AMT (FNMA/GNMA)	6.25	12/1/28	869,039
215,000	District of Columbia Revenue, American Association of Advancement of Science	5.25	1/1/16	219,665
250,000	District of Columbia Revenue, Georgetown University, Series A, Prerefunded 4/1/08 @ 102	6.00	4/1/18	256,780
5,040,000	District of Columbia, Series B, ETM (FSA)	5.50	6/1/14	5,240,743
220,000	District of Columbia, Series B (FSA)	5.50	6/1/14	228,886

				8,997,775

	Florida — 4.3%
2,290,000	Broward County Florida Educational Facilities Authority Revenue, Nova Southeastern, Series B	6.25	4/1/15	2,418,332
1,335,000	Crossings At Fleming Island Community Development District, Florida Utility Revenue, Prerefunded 10/1/09 @ 102	6.75	10/1/25	1,440,078
10,000	Dade County Florida Health Facilities Authority, Hospital Revenue, ETM	6.75	5/1/08	10,122
2,355,000	Escambia County Florida Housing Finance Authority, Single Family Mortgage Revenue (FHLMC/GNMA/FNMA)	4.63	10/1/28	2,395,011
155,000	Florida State Board of Regents University System (RADIAN)	5.88	5/1/16	160,867
1,695,000	Florida State Correctional Facilities Revenue, Custody Recipients	4.00	11/15/15	1,697,203
6,750,000	Highlands County Florida Health Facilities Authority Revenue, Series A, Pre-Refunded 11/15/11 @ 101	6.00	11/15/31	7,449,705
675,000	Hillsborough County Florida Educational Facilities Authority Revenue, University of Tampa (RADIAN)	5.75	4/1/18	691,436
105,000	Jacksonville Florida Health Facilities Authority Hospital Revenue, Charity Obligation Group, Series C	5.38	8/15/23	108,632
1,290,000	Jacksonville Florida Sales Tax Revenue, River City Renaissance Project (FGIC)	5.13	10/1/18	1,292,128
20,000	Key West Florida Utilities Board, Electricity Revenue (AMBAC)	9.75	10/1/13	23,954
1,000,000	Lakeland Florida Electric & Water Revenue, ETM	5.75	10/1/19	1,087,130
95,000	Lee County Florida Justice Center Complex Income Improvement Revenue, Series A (MBIA)	11.13	1/1/11	106,092
25,000	Martin Memorial Hospital Association Income Stuart Florida Revenue, ETM	7.50	10/1/08	25,831
155,000	Miami Beach Florida Housing Authority Revenue, 1st Mortgage, Elderly Housing, Section 8	6.63	1/15/09	156,876
500,000	Miami-Dade County Florida Special Obligation, Zero Coupon (d)		10/1/35	474,700
1,370,000	Okaloosa County Florida, Water and Sewer Revenue	4.50	7/1/25	1,375,754
100,000	Orange County Florida Health Facilities Authority Revenue, Mayflower Retirement Center, ETM	8.75	10/1/09	106,554
700,000	Orange County Florida Health Facilities Authority Revenue, Regional Healthcare System, Series D	5.75	10/1/13	733,054

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Florida (continued)
$750,000	Osceola County Florida Housing Financial Authority Multi-Family Revenue (FHLMC)	4.05	1/1/37	$735,585
20,000	Palm Beach County Florida Health Facilities Revenue, ETM	9.50	8/1/13	23,491
120,000	Pasco County Florida Revenue, GO, ETM (MBIA)	6.38	8/1/08	122,336
1,000,000	Pinellas County Florida Health Facilities Authority Revenue	5.75	11/15/27	1,116,370
65,000	St. Johns County Florida Industrial Development Authority, Series A (MBIA)	5.50	3/1/17	65,875
35,000	Tampa Florida Water & Sewer Revenue, ETM	6.60	4/1/08	35,039
1,000,000	Volusia County Florida Educational Facilities Authority Revenue	5.00	10/15/25	999,920

				24,852,075

	Georgia — 0.6%
350,000	Athens Georgia Water & Sewer Revenue, ETM	6.20	7/1/08	350,000
75,000	Atlanta Georgia New Public Housing Authority	5.00	5/1/08	75,468
5,000	Clayton County Georgia Housing Authority Multi-Family, AMT (FNMA)	5.75	1/1/13	5,057
125,000	Emanuel County Georgia, GO	5.15	8/1/10	126,539
35,000	Forsyth County Georgia Hospital Authority Revenue Anticipation Certificates, Georgia Baptist Health Care Systems Project, ETM	6.00	10/1/08	35,788
135,000	Savannah Georgia Economic Development Authority	6.20	10/1/09	139,532
200,000	Savannah Georgia Economic Development Authority	6.50	10/1/13	214,830
2,685,000	Savannah Georgia Hospital Authority Revenue, St. Joseph/Candler Health System	5.25	7/1/23	2,726,322

				3,673,536

	Hawaii — 0.2%
640,000	Hawaii State Housing & Community Development Corp., Multi-Family Housing Revenue, Sunset Villas (GNMA)	5.75	1/20/36	655,648
265,000	Hawaii State Housing Finance & Development, AMT (FNMA)	5.20	7/1/12	269,407

				925,055

	Idaho — 1.2%
110,000	Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC) (b)	5.40	11/1/08	110,858
110,000	Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC) (b)	5.50	11/1/09	110,785
5,000	Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC) (b)	5.60	11/1/10	5,033
5,000	Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC) (b)	5.70	11/1/11	5,033
5,000	Bingham County Idaho Industrial Development Corp., Idaho Supreme Potatoes, Inc. Project, AMT (LOC) (b)	5.80	11/1/12	5,034
110,000	Caldwell Idaho Urban Renewal Agency Revenue, Series A (RADIAN)	4.00	3/1/15	108,247
360,000	Caldwell Idaho Urban Renewal Agency Revenue, Series A (RADIAN)	4.00	3/1/16	349,952
100,000	Caldwell Idaho Urban Renewal Agency Revenue, Series A (RADIAN)	5.00	3/1/19	102,348
100,000	Caldwell Idaho Urban Renewal Agency Revenue, Series A (RADIAN)	5.00	3/1/22	101,061
40,000	Idaho Falls Idaho Electricity Revenue, ETM	6.75	4/1/09	40,998
1,650,000	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series B, Class III	4.60	7/1/28	1,518,462
1,600,000	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series G, Class III, AMT	4.60	7/1/28	1,544,384
2,000,000	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series H-CL, Class III, AMT	5.00	1/1/28	2,017,040
10,000	Idaho Housing & Financial Assistance, Series Sub-B, AMT	5.65	7/1/09	10,095
15,000	Idaho Housing & Financial Assistance, Single Family Mortgage, AMT	5.25	7/1/11	15,096
30,000	Idaho Housing & Financial Assistance, Single Family Mortgage, AMT	5.10	7/1/12	30,223
705,000	Idaho Housing & Financial Assistance, Single Family Mortgage, Series E, Class III, AMT	5.30	1/1/22	708,934

				6,783,583

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Illinois — 7.2%
$385,000	Addison Illinois Single Family Mortgage Revenue, ETM	7.50	4/1/11	$413,944
2,000,000	Bartlett Illinois Tax Increment Revenue, Senior Lien Quarry Redevelopment Project	5.60	1/1/23	1,923,520
205,000	Bedford Park Illinois Water Revenue, AMT (ACA)	6.00	12/15/08	209,979
555,000	Bolingbrook Illinois Sales Tax Revenue, Zero Coupon (d)		1/1/15	546,547
535,000	Chicago Illinois City Colleges, Chicago Capital Improvement	6.00	1/1/11	567,956
3,000,000	Chicago Illinois Increment Allocation Revenue	7.46	2/15/26	3,094,440
40,000	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.25	6/1/08	40,217
40,000	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.35	6/1/09	40,797
40,000	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.45	6/1/10	40,804
55,000	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.50	6/1/11	56,616
55,000	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.55	6/1/12	56,869
475,000	Chicago Illinois, O’Hare International Airport Revenue, Second Lien Passenger Facility, Series D	5.50	1/1/17	503,120
500,000	Cicero Illinois Tax Increment, Series A (XLCA)	5.00	1/1/12	527,525
1,000,000	Cook County Illinois School District No. 99 Cicero (FGIC)	9.00	12/1/15	1,254,230
990,000	Cortland Illinois Special Tax Revenue, Shaeffer Systems Project	5.50	3/1/17	936,085
3,586,000	Gilberts Illinois Special Services Area No 9 Special Tax	4.40	3/1/25	3,534,828
2,430,000	Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.85	10/20/31	2,541,294
5,435,000	Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.95	10/20/41	5,677,618
70,000	Illinois Development Finance Authority Revenue, Community Rehabilitation Providers	5.38	7/1/09	69,997
930,000	Illinois Development Finance Authority Revenue, Community Rehabilitation Providers	5.60	7/1/19	931,748
380,000	Illinois Development Financial Authority Revenue, Community Rehabilitation Providers	5.70	7/1/12	382,086
380,000	Illinois Educational Facilities Authority Revenue, Art Institute of Chicago	4.25	3/1/34	389,713
130,000	Illinois Educational Facilities Authority Revenue, Augustana College, ETM	4.60	10/1/08	131,538
2,125,000	Illinois Educational Facilities Authority Revenue, Zero Coupon (d)		7/1/14	1,419,436
1,250,000	Illinois Finance Authority Revenue, Metropolis Project	5.00	12/1/24	1,244,300
900,000	Illinois Health Facilities Authority Revenue, Covenant Retirement Communities, Series A	4.60	12/1/12	916,983
70,000	Illinois Health Facilities Authority Revenue, Michael Reese Hospital & Medical Center, ETM	6.75	12/1/08	72,396
25,000	Illinois Health Facilities Authority Revenue, Midwest Group Ltd. (ACA)	5.38	11/15/08	25,097
100,000	Illinois Health Facilities Authority Revenue, Rockford Health System (AMBAC)	5.13	8/15/15	101,162
645,000	Illinois Health Facilities Authority Revenue, Sinai Health System (FHA)	3.65	8/15/11	637,318
1,640,000	Lake County Illinois Community School District, Zero Coupon (FSA) (d)		12/1/17	1,096,980
90,000	Lake County Illinois Township, High School District No. 113, Highland Park, GO	8.10	12/1/12	108,879
180,000	Lake County Illinois, School District No. 109, Series B, GO	6.60	12/15/18	216,848
2,746,000	Lakemoor Village Illinois (RADIAN)	5.00	3/1/27	2,625,149
325,000	Madison & St. Clair Counties Illinois, School District No. 10 Collinsville, School Building (FGIC)	5.50	2/1/16	347,110
2,190,000	Palatine Illinois Tax Increment Revenue (AMBAC)	5.00	1/1/15	2,193,395
440,000	Rockford-Concord Commons Housing Finance Corp. Illinois Mortgage Revenue, Concord Commons Project, Series A (FHA)	6.15	11/1/22	446,332
735,000	Round Lake Beach Illinois Tax Increment Revenue	3.25	12/15/08	728,885
1,875,000	Round Lake Beach Illinois Tax Increment Revenue	4.65	12/15/13	1,885,350
350,000	Sauk Village Illinois, Tax Increment, Series A	5.35	12/1/13	367,038
1,412,000	Schaumburg Illinois Special Assessment	6.75	12/1/28	1,443,544
445,000	Silvas Illinois Mortgage Revenue (FHA)	5.20	8/1/17	468,505

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Illinois (continued)
$290,000	Upper Illinois River Valley Development Authority, Solid Waste Disposal Revenue, AMT	5.90	2/1/14	$291,253
605,000	Woodridge Illinois, Multi-Family Revenue, Hawthorn Ridge, Series A (GNMA)	5.65	12/20/32	615,521

				41,122,952

	Indiana — 2.0%
160,000	Avon Indiana Municipal Facilities Corp. (AMBAC)	5.00	8/1/09	162,102
1,170,000	Bartholomew County Indiana Building Corp. Revenue	4.38	7/15/18	1,186,216
1,440,000	Bartholomew County Indiana Building Corp. Revenue	4.50	7/15/20	1,461,398
550,000	Elkhart County Indiana, Corrections Complex Relief (FSA)	4.13	12/1/21	539,984
30,000	Indiana Health Facilities Financing Authority, Deaconess Hospital, Inc. (MBIA)	5.65	3/1/08	30,110
80,000	Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health Services	4.85	2/15/08	80,093
80,000	Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health Services	4.95	2/15/09	81,008
95,000	Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)	5.25	2/15/08	95,139
110,000	Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)	5.35	8/15/09	112,396
230,000	Indiana Health Facilities Financing Authority, Methodist Hospital Indiana, Series A, ETM	5.75	9/1/15	230,991
385,000	Indiana Health Facilities Funding Authority Hospital Revenue, Series A, Unrefunded (MBIA)	5.00	11/1/10	393,277
600,000	Indiana State Financial Authority Economic Development Revenue, National FFA Organization Project	4.85	1/1/27	578,352
40,000	Indianapolis Indiana Utilities Revenue, ETM	7.00	6/1/08	40,659
2,500,000	IPS Multi-School Building Corp. (FSA)	4.50	1/15/31	2,433,500
1,390,000	Jasper Indiana Hospital Authority, Hospital Facility Revenue, Memorial Hospital Center Project	5.50	11/1/17	1,448,978
10,000	Lawrence Indiana, Multi-Family Revenue, Mandatory Put 1/1/18 @ 100, AMT	5.05	1/1/08	10,000
530,000	Lawrence Indiana, Multi-Family Revenue, AMT	5.15	6/1/24	530,032
1,735,000	Ligonier Indiana Municipal Sewer Works Revenue, Series B	4.75	1/1/23	1,666,606
125,000	Mooresville Indiana School Building Corp., First Mortgage (FSA)	5.00	7/15/15	129,539

				11,210,380

	Iowa — 1.8%
965,000	Coralville Iowa Urban Renewal Revenue, Series C	5.00	6/1/12	992,213
1,115,000	Coralville Iowa Urban Renewal Revenue, Series C	5.00	6/1/14	1,148,818
500,000	Coralville Iowa Urban Renewal Revenue, Series C	5.00	6/1/17	510,135
4,050,000	Tobacco Settlement Authority Iowa Tobacco Settlement Revenue, Series B	5.60	6/1/35	4,373,149
1,775,000	Xenia Rural Water Distribution, Iowa Water Revenue (CIFG)	4.25	12/1/19	1,784,106
1,400,000	Xenia Rural Water Distribution, Iowa Water Revenue (CIFG)	4.50	12/1/31	1,350,244

				10,158,665

	Kentucky — 1.1%
975,000	Jefferson County Kentucky Health Facilities Revenue, Alliant Health Systems, ETM (MBIA)	5.13	10/1/27	992,354
50,000	Kentucky State Turnpike Authority Resource Recovery	6.63	7/1/08	50,903
300,000	Lexington-Fayette Urban County Government Kentucky Revenue, Transylvania University Project	5.13	8/1/18	305,943
165,000	Louisville Kentucky Riverfront Corp., ETM	5.75	7/1/10	170,052
115,000	Louisville Kentucky Water Revenue	6.13	11/15/13	122,898
4,585,000	Marshall County Kentucky Public Property Corp. Revenue, Courthouse Facility Project	5.25	3/1/23	4,874,635

				6,516,785

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Louisiana — 3.8%
$40,000	East Baton Rouge Parish Louisiana Hospital District No. 3, Woman’s Hospital Foundation, ETM	7.20	10/1/08	$41,242
500,000	Houma-Terrebonne Public Financing Authority, Louisiana, Single Family Mortgage Revenue, ETM (FHA)	7.30	4/1/10	543,065
10,000	Iberia Home Mortgage Authority, Louisiana Single Family	7.38	1/1/11	10,000
160,000	Louisiana Housing Finance Agency Mortgage Revenue, AMT (GNMA)	6.45	9/1/27	165,094
395,000	Louisiana Housing Finance Agency Mortgage Revenue, AMT (GNMA)	6.50	9/1/38	403,615
1,075,000	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8-202, Project A (HUD) (FHA)	4.15	12/1/12	1,068,840
1,190,000	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8-202, Project A (HUD) (FHA)	4.25	12/1/14	1,183,622
320,000	Louisiana Local Government Environment Facilities, Community Development Authority Revenue, Jefferson Recreation & Cultural Project (AMBAC)	4.13	4/1/19	319,555
1,030,000	Louisiana Local Government Environmental Facilities Community Development Authority, Series A (AMBAC)	5.20	6/1/17	1,114,007
1,050,000	Louisiana Public Facilities Authority Revenue, Baton Rouge General (MBIA)	5.25	7/1/24	1,095,706
10,000,000	Louisiana Public Facilities Authority Revenue, Tulane University Project (MBIA) (a)(b)(d)	4.29	2/15/36	9,574,200
155,000	Louisiana State Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, ETM	7.88	7/1/09	161,462
1,380,000	Louisiana State Military Department Custody Recipients, Prerefunded 9/1/08 @ 103	3.40	12/1/11	1,413,769
2,946,000	New Orleans Louisiana Home Mortgage Authority, ETM	6.25	1/15/11	3,184,213
1,175,000	Tensas Parish Louisiana Law Enforcement District, Certificates of Participation	7.00	9/1/18	1,227,593

				21,505,983

	Maine — 0.0%
175,000	Maine Finance Authority Revenue, AMT	5.20	7/1/18	178,073
60,000	Maine State Health Facilities Authority Revenue, Webber Hospital Association Project, ETM (AMBAC)	6.50	5/1/09	61,537

				239,610

	Maryland — 1.9%
50,000	Annapolis Maryland Economic Development Revenue, St. Johns College, ETM	5.00	10/1/08	50,737
15,000	Annapolis Maryland Economic Development Revenue, St. Johns College, Unrefunded	5.00	10/1/08	15,103
95,000	Baltimore County Maryland Mortgage Revenue, Three Garden Village Project, Series A (FHLMC)	4.80	1/1/13	96,538
750,000	Maryland State Health & Higher Educational Facility Authority Revenue, Greater Baltimore Medical Center	5.00	7/1/25	756,443
1,000,000	Morgan State University Maryland Academic & Auxiliary Fees Revenue (MBIA)	6.05	7/1/15	1,111,930
10,000	Prince Georges County Maryland Housing Authority, Single Family Mortgage Revenue, Series A, AMT, SUB (FNMA/GNMA/FHLMC) (b)	5.89	8/1/32	10,110
8,755,000	Tax Exempt Municipal Infrastructure Improvement Transit Maryland (LOC) (b)	3.80	5/1/08	8,754,562

				10,795,423

	Massachusetts — 1.3%
105,000	Boston Massachusetts Revenue, Deutsches Altenheim, Inc., Series A (FHA)	5.95	10/1/18	111,483
335,000	Massachusetts State Development Finance Agency Revenue, Series A (GNMA)	6.70	10/20/21	391,943
3,230,000	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts General Hospital, Series F	6.25	7/1/12	3,434,718
530,000	Massachusetts State Housing Finance Agency (Asset GTY)	4.85	9/1/13	537,033
25,000	Massachusetts State Housing Finance Agency, Housing Revenue, Series A, AMT (MBIA)	6.13	12/1/11	25,264

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Massachusetts (continued)
$45,000	Massachusetts State Industrial Finance Agency, AMT (GNMA)	5.40	8/20/12	$45,753
1,670,000	Massachusetts State Industrial Finance Agency, AMT (GNMA)	6.45	8/20/39	1,766,910
425,000	Massachusetts State Industrial Finance Agency, Revenue Bond, Retirement Facility, AMT (GNMA)	5.30	6/20/19	436,186
500,000	Massachusetts State Turnpike Authority, Metro Highway System Revenue, Series A	5.00	1/1/11	505,760

				7,255,050

	Michigan — 1.5%
500,000	Detroit/Wayne County Michigan Stadium Authority	5.25	2/1/09	505,800
210,000	Grand Rapids Charter Township Michigan	5.20	7/1/14	213,555
285,000	Livonia Michigan Municipal Building Authority (AMBAC)	4.00	5/1/16	287,331
250,000	Livonia Michigan Municipal Building Authority (AMBAC)	4.00	5/1/18	249,150
760,000	Michigan Higher Education Facility Authority Revenue, Limited Obligation, Thomas M. Cooley Law School (LOC)	5.35	5/1/15	773,407
2,715,000	Michigan Municipal Board Authority Revenue, School Loan, Series A	5.25	12/1/11	2,900,353
220,000	Michigan State Hospital Finance Authority Revenue, St. John Hospital, Series A, ETM (MBIA-IBC)	6.00	5/15/13	229,205
115,000	Michigan State Hospital Financial Authority Revenue, Harper-Grace Hospitals, ETM	7.13	5/1/09	118,525
1,300,000	Michigan State Hospital Financial Authority Revenue, Mercy Mount Clemens, Series A (MBIA)	5.75	5/15/17	1,360,034
35,000	Michigan State Hospital Financial Authority Revenue, Mount Carmel Mercy Hospital Project	7.00	8/1/08	35,811
1,030,000	Michigan State Housing Development Authority, Series A, AMT (FNMA)	4.25	12/1/12	1,044,595
540,000	Michigan State Strategic Fund Limited Obligation Revenue, Dow Chemical Project, Series A	5.50	12/1/28	558,830
100,000	Saginaw Michigan Hospital Finance Authority	7.50	11/1/10	107,492

				8,384,088

	Minnesota — 0.2%
100,000	Eden Prairie Minnesota, Multi-Family Housing Revenue, Rolling Hills Project (GNMA)	6.15	8/20/31	106,596
75,000	Moorhead Minnesota Residential Mortgage Revenue, ETM	7.10	8/1/11	80,748
10,000	North Suburban Hospital District Minnanoka & Ramsey Counties, Hospital Revenue, Health Central, Inc., ETM	7.13	5/1/09	10,113
830,000	White Earth Band of Chippewa Indians Minnesota Revenue, Series A (ACA)	7.00	12/1/11	866,695

				1,064,152

	Mississippi — 0.4%
80,000	Corinth & Alcorn County Mississippi Hospital Revenue	5.00	10/1/08	80,196
65,000	Corinth & Alcorn County Mississippi Hospital Revenue	5.13	10/1/10	65,124
980,000	Corinth & Alcorn County Mississippi Hospital Revenue, Series A	5.50	10/1/21	978,040
700,000	Jackson Mississippi Housing Authority, AMT	5.30	4/1/19	704,921
505,000	Lincoln County Mississippi Hospital Revenue (Asset GTY)	5.50	4/1/18	514,428

				2,342,709

	Missouri — 1.2%
40,000	Bridgeton Missouri Industrial Development (GNMA)	5.25	12/20/19	41,826
545,000	Grandview Missouri Certificate Participation (FGIC)	5.25	1/1/18	579,858
1,700,000	I470 & 350 Transportation Development District Missouri Transportation Sales Tax Revenue, Refunded & Improvement (RADIAN) (b)	4.60	6/1/29	1,702,805
745,000	Kansas City Missouri Industrial Development Authority, Multi-Family Housing Revenue, Walnut Grove Apartments, Section 8 Assisted, Series A, AMT	6.55	12/15/15	777,132

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Missouri (continued)
$230,000	Missouri State Development Financing Board, Recreational Facilities, YMCA Greater St. Louis Project, Series A (LOC)	4.90	9/1/10	$231,709
250,000	Missouri State Health & Educational Facilities Authority Revenue, Jefferson Memorial Hospital	4.13	8/15/12	249,627
100,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Central Institute for the Deaf, Prerefunded 1/1/08 @ 100 (RADIAN)	5.70	1/1/18	100,000
220,000	Olive Boulevard Transportation Development District Missouri, Transportation Sales Tax	4.50	10/1/22	219,283
200,000	Ozarks Public Building Corp. Missouri Leasehold Revenue, Ozarks Technical Community College Project, Prerefunded 3/1/08 @ 100 (FSA)	5.75	3/1/16	200,880
180,000	Pacific Missouri Industrial Development Revenue, AMT (LOC)	6.20	5/1/12	180,601
180,000	Pacific Missouri Industrial Development, Clayton Corp. Project, AMT (LOC)	6.45	5/1/17	180,621
65,000	Sikeston Missouri Electrical Revenue, ETM	6.25	6/1/08	65,874
360,000	St. Charles County Missouri Health Care, AMT	5.40	11/15/16	363,661
115,000	St. Louis Missouri School District	6.00	4/1/12	115,841
885,000	Taney County Missouri, Certificates of Participation (MBIA)	4.00	4/1/19	866,893
1,000,000	Taney County Missouri, Certificates of Participation (MBIA)	4.00	4/1/20	968,840
100,000	Taney County Missouri, Certificates of Participation (MBIA)	4.13	4/1/21	97,257
75,000	Taney County Missouri, Certificates of Participation (MBIA)	4.13	4/1/22	72,291

				7,014,999

	Montana — 0.5%
1,250,000	Montana Facilities Finance Authority Revenue, Benefits Health System (Assured GTY)	5.00	1/1/13	1,338,738
185,000	Montana State Board Investment Payroll Tax, Workers Compensation Project, ETM (MBIA)	6.88	6/1/11	187,893
335,000	Montana State Board Investment, Refunded 1996 Payroll Tax, ETM	6.88	6/1/20	352,681
370,000	Montana State Board Investment, Refunded Balance 1996 Payroll Tax, ETM	6.88	6/1/20	389,529
410,000	Montana State Board Investment, Refunded Payroll Tax, ETM	6.88	6/1/20	431,640

				2,700,481

	Nebraska — 0.9%
390,000	Clay County Nebraska, AMT (LOC)	5.25	3/15/14	393,845
425,000	Clay County Nebraska Industrial Development Revenue, AMT	4.75	3/15/09	428,124
1,100,000	Douglas County Nebraska Hospital Authority, No. 002 Revenue (AMBAC)	4.75	12/15/12	1,123,111
40,000	Fillmore County Nebraska Industrial Development Revenue, AMT (LOC)	5.00	12/1/11	40,124
50,000	Fillmore County Nebraska Industrial Development Revenue, AMT (LOC)	5.20	12/1/13	50,162
475,000	Nebraska Educational Finance Authority Revenue, Dana College, Series D	5.45	3/15/30	421,857
765,000	Nebraska Educational Finance Authority Revenue, Dana College, Series D	5.55	3/15/35	677,163
1,030,000	Nebraska Educational Financial Authority Revenue, Series A	5.50	3/15/20	1,001,397
1,000,000	Nebraska Educational Financial Authority Revenue, Series A	5.50	3/15/25	951,870
120,000	Nebraska Investment Financial Authority, Multi-Family Housing, Tara Hills Village (FNMA)	4.88	1/1/08	120,000

				5,207,653

	Nevada — 0.1%
40,000	Nevada Housing Division, AMT (FNMA)	5.50	10/1/09	40,695
475,000	Nevada Housing Division, Multi-Unit Housing, Lake Vista Project, Series A, AMT (LOC)	5.20	10/1/18	478,653
5,000	Nevada Housing Division, Single Family Mortgage	5.45	4/1/10	5,016
10,000	Nevada Housing Division, Single Family Mortgage	4.95	4/1/12	9,994
35,000	Nevada Housing Division, Single Family Mortgage, Series C-1	5.60	4/1/17	35,103

				569,461

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	New Hampshire — 0.5%
$500,000	New Hampshire Health & Educational Facilities Authority Revenue, Portsmouth Academy	5.00	7/1/13	$499,005
45,000	New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA)	4.90	10/1/08	45,045
495,000	New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA)	5.00	10/1/09	496,351
1,200,000	New Hampshire Higher Education & Health Facilities, Franklin Pierce College	5.13	10/1/13	1,185,540
55,000	New Hampshire Higher Education & Health Facilities, Rivier College	4.90	1/1/08	55,000
525,000	New Hampshire Higher Education & Health Facilities, Rivier College	5.55	1/1/18	534,587

				2,815,528

	New Jersey — 5.2%
70,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/08	70,584
75,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/09	77,072
80,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/10	83,632
80,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/11	84,852
85,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/12	91,278
90,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/13	97,705
90,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/14	98,552
95,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/15	104,681
100,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/16	110,688
105,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/17	116,463
105,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/18	116,796
110,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/19	122,663
115,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/20	128,548
120,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/21	134,077
125,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/22	139,750
130,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/23	145,318
135,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/24	150,778
140,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/25	156,493
145,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/26	162,145
150,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/27	167,943
160,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/28	179,301
170,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/29	190,361
175,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/30	196,011
185,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/31	207,207
25,000	Bergen County New Jersey Utilities Authority, ETM	6.40	12/15/09	26,096
465,000	Berkeley Township New Jersey General Obligation	4.50	7/1/18	484,321
720,000	Berkeley Township New Jersey General Obligation	4.50	7/1/19	746,755
719,000	Berkeley Township New Jersey General Obligation	4.50	7/1/20	741,526
2,190,000	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee Revenue (AMBAC)	5.00	1/1/13	2,345,468
7,555,000	Casino Reinvestment Development Authority, New Jersey Revenue, Series A (MBIA)	5.00	6/1/16	8,160,684
200,000	Essex County New Jersey Utilities Authority (FSA)	4.80	4/1/14	203,268
50,000	Glouchester County New Jersey Improvement Authority, AMT (County GTY)	5.00	11/1/10	50,709
1,175,000	Jersey City New Jersey, Series C, GO (MBIA)	4.00	9/1/12	1,206,619
1,220,000	Jersey City New Jersey, Series C, GO (MBIA)	5.00	9/1/13	1,316,392
1,275,000	Jersey City New Jersey, Series C, GO (MBIA)	5.00	9/1/14	1,386,869
1,675,000	Middlesex County New Jersey Utilities Authority, Sewage Revenue, Series A	6.25	8/15/10	1,735,819
135,000	Moorestown Township New Jersey Fire District No. 1	4.00	10/1/10	137,808
5,500,000	New Jersey Economic Development Authority Revenue, First Mortgage, Far Hills Country Day School, Optional Put 3/1/12 @ 100	5.50	9/1/24	5,487,680

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	New Jersey (continued)
$1,500,000	New Jersey Economic Development Authority Revenue, First Mortgage, Far Hills Country Day School	4.40	9/1/24	$1,476,360
500,000	New Jersey Economic Development Authority Revenue, Series A	6.38	4/1/31	582,590
200,000	New Jersey Health Care Facilities Financing Authority Revenue, Jersey City Medical Center (AMBAC/FHA)	4.80	8/1/21	201,294
5,000	New Jersey State Turnpike Authority, Turnpike Revenue	5.88	1/1/08	5,000
170,000	New Jersey State Turnpike Authority, Turnpike Revenue, ETM	5.70	5/1/13	180,151
175,000	Passaic County New Jersey, GO	5.00	9/15/12	178,810

				29,787,117

	New Mexico — 0.2%
30,000	Albuquerque New Mexico Hospital Revenue	7.50	7/1/08	30,669
10,000	Albuquerque New Mexico Hospital Revenue, ETM	7.75	8/1/08	10,274
1,300,000	Bernalillo County New Mexico Gross Receipts Tax Revenue, (AMBAC)	4.00	6/15/14	1,307,800

				1,348,743

	New York — 6.0%
125,000	Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.20	12/1/13	127,596
110,000	Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.40	12/1/18	112,417
335,000	Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.50	12/1/28	337,700
305,000	Albany New York Industrial Development Agency, Civic Facilities Revenue, Albany College Pharmacy Project A	4.00	12/1/08	303,594
315,000	Albany New York Industrial Development Agency, Civic Facilities Revenue, Albany College Pharmacy Project A	4.00	12/1/09	311,459
185,000	Albany New York Industrial Development Agency, Civic Facilities Revenue, Albany College Pharmacy Project A	4.00	12/1/10	181,709
125,000	Capital District Youth Center New York (LOC)	6.00	2/1/17	126,149
895,000	East Rochester New York Housing Authority Revenue, Gates Senior Housing Project, (GNMA)	6.13	4/20/43	961,382
900,000	East Rockaway New York Union Free School District General Obligation	4.50	7/1/18	944,028
760,000	East Rockaway New York Union Free School District General Obligation	4.50	7/1/20	790,461
765,000	East Rockaway New York Union Free School District General Obligation	4.50	7/1/21	789,526
500,000	Long Island Power Authority New York Electrical Systems Revenue, Series B	5.00	6/1/11	526,680
70,000	New York City Industrial Development Agency, College of Aeronautics Project, Prerefunded 5/1/08 @ 102	5.20	5/1/09	71,906
760,000	New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.25	5/15/11	805,547
2,285,000	New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.75	5/15/14	2,519,075
10,000,000	New York State Dormitory Authority Revenue	4.70	2/15/35	9,457,500
320,000	New York State Dormitory Authority Revenue, D’Youville College (Asset GTY)	4.38	7/1/08	321,366
745,000	New York State Dormitory Authority Revenue, Hunts Point Multi-Service Center	5.63	7/1/22	761,375
135,000	New York State Dormitory Authority Revenue, Lutheran Social Services (AMBAC/FHA)	5.13	2/1/18	137,745
60,000	New York State Dormitory Authority Revenue, Norwegian Christian Home & Health Center (MBIA/FHA)	4.90	8/1/21	60,080
3,670,000	New York State Dormitory Authority Revenue, Norwegian Christian Home & Health Center (MBIA/FHA)	6.10	8/1/41	4,013,108
600,000	New York State Dormitory Authority Revenue, Second Hospital, Prerefunded 2/15/08 @ 101.50	5.00	2/15/10	610,398

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	New York (continued)
$5,510,000	New York State Dormitory Authority Revenue, Second Hospital	5.75	2/15/15	$6,004,853
1,295,000	New York State Dormitory Authority Revenue, Series C	7.50	7/1/10	1,369,592
65,000	New York State Dormitory Authority Revenues (MBIA-IBC)	5.70	8/15/09	65,842
550,000	New York State Housing Finance Agency Revenue, Multi-Family Housing, Northfield Apartment, Series A (SONYMA)	4.30	8/15/14	559,449
740,000	New York State Housing Financial Agency Revenue, St. Philips Housing, Series A (FNMA)	4.05	11/15/16	729,129
300,000	New York State Urban Development Corp. Revenue, Community Enhancement Facilities, Prerefunded 4/1/09 @ 101	5.13	4/1/12	310,815
300,000	Oneida County New York Industrial Development Agency Revenue, Civic Facilities – Mohawk Valley, Series A (FSA)	5.00	1/1/13	305,463
245,000	Oneida County New York Industrial Development Agency Revenue, Civic Facilities – Mohawk Valley, Series A (FSA)	5.00	1/1/13	249,630
100,000	Onondaga County New York Industrial Development Agency, Civic Facilities Revenue, Lemoyne College, Series A	5.50	3/1/14	102,631
130,000	Schenectady New York Industrial Development Agency, Civic Facilities Revenue, Schaffer Heights (GNMA)	5.25	11/1/10	130,956
200,000	Triborough Bridge & Tunnel Authority New York Revenue, General Purposes, Series A (General Obligation of Authority)	5.20	1/1/20	207,906
60,000	Triborough Bridge & Tunnel Authority New York, Convention Center Project, Series E	7.25	1/1/10	62,350

				34,369,417

	North Carolina — 0.5%
15,000	Asheville North Carolina Housing Development Corp., First Lien Revenue, Section 8 Assisted, Asheville Gardens (HUD, Section 8)	10.50	5/1/11	16,379
1,125,000	New Hanover County North Carolina Certificates of Participation, Series B (AMBAC)	5.00	9/1/16	1,235,947
1,125,000	North Carolina Medical Care Community Revenue, Health Care, Series A	4.65	10/1/14	1,120,264
130,000	North Carolina Medical Care Community Revenue, North Carolina Housing Foundation, Inc.	6.00	8/15/10	132,690
140,000	North Carolina Medical Care, Community Hospital Revenue Bond, Memorial Mission Hospital Project, ETM	7.63	10/1/08	144,809

				2,650,089

	North Dakota — 0.7%
1,250,000	Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.60	6/1/13	1,273,987
1,650,000	Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.55	6/1/16	1,681,119
65,000	North Dakota State Housing Finance Agency Revenue, Home Mortgage Finance, Series E, AMT	4.55	1/1/08	65,000
110,000	North Dakota State Housing Finance Agency Revenue, Home Mortgage Finance, Series E, AMT	4.85	7/1/11	111,726
110,000	North Dakota State Housing Finance Agency Revenue, Home Mortgage Finance, Series E, AMT	4.95	1/1/12	111,682
60,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.55	1/1/08	60,000
160,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.55	7/1/08	160,547
65,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.65	1/1/09	65,438
190,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.85	7/1/11	191,794
180,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.95	1/1/12	181,445
75,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	5.00	1/1/13	75,430

				3,978,168

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Ohio — 2.5%
$1,000,000	Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A	5.00	11/15/12	$1,043,310
500,000	Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A (RADIAN)	5.25	11/15/14	532,225
250,000	Hancock County Ohio, Multi-Family Revenue, Crystal Glen Apartments, AMT (LOC)	5.05	1/1/10	250,038
575,000	Knox County Ohio Hospital Facilities Revenue, Knox Community Hospital (Asset GTY)	5.00	6/1/12	588,840
165,000	Ohio Capital Corp. for Housing, Mortgage Revenue, Georgetown Village Ltd., Section 8 Assisted Project (FHA)	6.63	7/1/22	165,325
2,320,000	Ohio Housing Finance Agency Mortgage Revenue (GNMA/FNMA)	5.80	9/1/22	2,315,314
500,000	Ohio State Higher Education Facility Revenue, Mount Union College Project	5.25	10/1/21	531,275
3,500,000	Ohio State Higher Education Facility Revenue, Kenyon College Project	4.70	7/1/37	3,670,730
250,000	Ohio State Higher Education Facility Revenue, Kenyon College Project	4.95	7/1/37	267,245
780,000	Port of Greater Cincinnati Ohio Development Authority, Economic Development Revenue	5.00	10/1/25	742,895
65,000	Sandusky County Ohio Health Care Facilities Revenue (FNMA)	5.15	7/1/09	66,035
210,000	Stark County Ohio Health Care Facility Review (GNMA)	5.30	7/20/18	217,249
230,000	Stark County Ohio Health Care Facility Review (GNMA)	5.35	7/20/23	235,803
655,000	Summit County Ohio Port Authority, Building Fund Progress Development Revenue, Twinsburg Township Project, Series D	5.13	5/15/25	638,422
2,000,000	Summit County Ohio Port Authority, Multi-Family Housing Revenue, Edgewood Apartments Project, AMT (LOC)	4.25	5/1/10	2,002,100
1,000,000	University of Toledo Ohio, General Receipts Bonds, Series A (AMBAC)	4.50	6/1/30	987,450

				14,254,256

	Oklahoma — 1.5%
490,000	Canadian County Oklahoma Home Financing Authority, Single Family Mortgage, Series A (GNMA)	6.79	9/1/32	504,088
145,000	Grady County Oklahoma Industrial Authority, Lease Revenue, Correctional Facilities (MBIA)	5.38	11/1/09	148,442
520,000	Tulsa Oklahoma Industrial Authority Tax Apportionment, Series B	7.30	7/1/16	535,652
1,650,000	Tulsa Oklahoma Industrial Authority Tax Apportionment, Series B	7.35	1/1/17	1,690,045
5,830,000	Tulsa Oklahoma Industrial Authority Tax Apportionment, Series B	7.61	7/1/21	5,952,197

				8,830,424

	Oregon — 0.0%
35,000	Oregon State Health Housing, Educational & Cultural Facilities, Cedar West Housing Project, Series A, AMT (LOC)	4.65	1/2/08	35,000

	Other Territories — 0.8%
4,689,191	MMA Financial CDD Senior Securitization Trust, Pass Through Certificates, Series A (LOC) (b)	3.38	11/1/08	4,672,966

	Pennsylvania — 12.0%
260,000	Allegheny County Pennsylvania Hospital Development Authority Revenue (MBIA)	5.00	11/1/23	264,061
125,000	Allegheny County Pennsylvania Hospital Development Authority Revenue, Pittsburgh Mercy Health System, ETM	5.50	8/15/10	126,616
30,000	Allegheny County Pennsylvania Hospital UPMC, ETM	6.75	7/1/10	31,411
110,000	Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series DD-2, AMT (GNMA)	4.95	5/1/09	111,372
1,545,000	Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series KK-2, SUB, AMT, SUB (GNMA)	5.75	5/1/33	1,552,648
25,000	Allegheny County Pennsylvania, Single Family Mortgage (GNMA)	5.20	5/1/17	25,328
455,000	Ambridge Pennsylvania Area School District (FSA)	4.50	11/1/21	466,534

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Pennsylvania (continued)
$155,000	Beaver County Pennsylvania Industrial Development Authority (GNMA)	4.85	5/20/10	$157,513
810,000	Berks County Pennsylvania Solid Waste Authority, County Guaranteed Revenue	3.20	4/1/11	808,493
25,000	Blair County Pennsylvania Hospital Authority, ETM	6.90	7/1/08	25,485
750,000	Cambria County Pennsylvania, GO (FGIC)	5.50	8/15/16	767,265
1,420,000	Chester County Pennsylvania Health & Education Facilities Authority Revenue, Devereux Foundation	5.00	11/1/23	1,450,388
395,000	Chester County Pennsylvania Health & Education Facilities Authority Revenue, Devereux Foundation	5.00	11/1/24	401,739
10,000	Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.10	10/15/08	10,016
70,000	Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.13	10/15/09	70,116
95,000	Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.30	10/15/11	95,169
1,300,000	Chester County Pennsylvania Industrial Development Authority Revenue, Collegium Charter School Project, Series A	4.00	4/15/13	1,222,390
1,350,000	Chester Pennsylvania Guaranteed Host Community Revenue, Series B	5.80	12/1/13	1,349,244
1,525,000	Chester Upland School District Pennsylvania	4.00	5/15/11	1,537,612
1,240,000	Chester Upland School District Pennsylvania	4.20	5/15/13	1,252,462
1,525,000	Chester Upland School District Pennsylvania	4.75	9/15/15	1,631,323
1,065,000	Chester Upland School District Pennsylvania	4.90	9/15/17	1,127,185
1,405,000	Chester Upland School District Pennsylvania	4.95	9/15/18	1,480,224
125,000	Claysburg Kimmel Pennsylvania School District	3.38	1/15/13	124,970
135,000	Claysburg Kimmel Pennsylvania School District	3.50	1/15/14	135,128
145,000	Claysburg Kimmel Pennsylvania School District	3.60	1/15/15	145,138
545,000	Claysburg Kimmel Pennsylvania School District	3.90	1/15/18	545,774
290,000	Claysburg Kimmel Pennsylvania School District	4.00	1/15/20	290,966
50,000	Coatesville Pennsylvania Water Revenue, ETM	6.25	10/15/13	54,186
80,000	Delaware County Pennsylvania Authority College Revenue, Eastern College	4.95	10/1/08	80,534
840,000	Delaware County Pennsylvania Authority College Revenue, Eastern College, Series B	5.50	10/1/19	841,302
85,000	Delaware County Pennsylvania Authority Health Care Revenue, Mercy Health Corp., Series A, ETM	5.13	11/15/12	85,643
885,000	Delaware County Pennsylvania Authority Health Facilities Revenue, Mercy Health Corp. Project, ETM	5.75	12/15/20	986,244
1,050,000	Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center	5.00	12/15/11	1,090,687
1,105,000	Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center	5.00	12/15/12	1,153,620
1,155,000	Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center	5.00	12/15/13	1,210,590
1,215,000	Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center	5.00	12/15/14	1,276,005
200,000	Delaware County Pennsylvania Authority Revenue, Dunwoody Village Project, Prerefunded 4/1/10 @ 100	6.25	4/1/30	213,306
750,000	Delaware County Pennsylvania Authority, 1st Mortgage Revenue, White Horse Village Project, Series A, Prerefunded 7/1/10 @ 101	7.63	7/1/30	836,760
8,000,000	Delaware Valley Pennsylvania Regional Finance Authority, Local Government Revenue, Series C (a)(b)(d)	4.18	6/1/37	6,981,040
200,000	Erie Pennsylvania Higher Education Building Authority, College Revenue, Gannon University Project	5.20	7/15/16	200,826
10,000	Erie Pennsylvania Higher Education Building Authority, Mercyhurst College Project	5.75	3/15/12	10,037
110,000	Erie Pennsylvania Higher Education Building Authority, Mercyhurst College Project	5.85	3/15/17	110,337
85,000	Greene County Pennsylvania Industrial Development Authority, Monongahela Power Co., Series B (MBIA)	5.10	2/1/12	85,947
50,000	Hazleton Pennsylvania Area School District, Series A (FGIC)	5.00	3/1/10	50,142
40,000	Hazleton Pennsylvania Area School District, Series A (FGIC)	5.00	3/1/11	40,097

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Pennsylvania (continued)
$500,000	Lancaster Pennsylvania Higher Education Authority, College Revenue, Franklin & Marshall College	5.00	4/15/23	$520,600
375,000	Lancaster Pennsylvania School District (FSA)	4.25	6/1/27	364,830
250,000	Lancaster Pennsylvania School District, Series A (FSA)	4.13	6/1/21	246,320
315,000	Lancaster Pennsylvania School District, Series A (FSA)	4.20	6/1/23	308,338
545,000	Lehigh County Pennsylvania General Purpose Authority Revenues, Good Shepherd Group, Series A	4.00	11/1/09	547,932
6,000,000	Lehigh County Pennsylvania General Purpose Authority Revenues, St. Lukes Hospital Bethlehem (a)	4.74	8/15/42	5,152,320
340,000	McKeesport Pennsylvania Area School District	5.00	4/1/13	350,741
235,000	Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY)	5.50	7/1/12	252,230
1,300,000	Montgomery County Pennsylvania Higher Education & Health Authority Revenue, Arcadia University (RADIAN)	5.00	4/1/21	1,318,317
1,800,000	Montgomery County Pennsylvania Industrial Development Authority Revenue, Series A (MBIA)	5.00	11/1/10	1,884,294
90,000	Northampton County Pennsylvania Higher Education Authority Revenue College, Moravian College	4.70	7/1/12	90,890
190,000	Pennsylvania Housing Finance Agency, Rental Housing, AMT, Zero Coupon (d)		4/1/30	180,629
540,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, AMT	4.60	10/1/08	543,650
50,000	Pennsylvania State Higher Education Facilities, Health Services, (MBIA)	5.88	11/15/21	50,611
680,000	Pennsylvania State Higher Educational Facilities Authority Revenue	5.25	11/1/18	701,964
1,100,000	Pennsylvania State Higher Educational Facilities Authority Revenue, Prerefunded 6/1/10 @ 100 (RADIAN)	6.00	6/1/29	1,172,127
800,000	Pennsylvania State Higher Educational Facilities Authority Revenue, Philadelphia University, Series A	5.00	6/1/15	825,168
740,000	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue (MBIA)	5.60	11/15/09	767,905
2,000,000	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue (MBIA)	5.70	11/15/11	2,142,680
100,000	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue, Allegheny Delaware Valley Obligation Group	5.60	11/15/09	101,200
310,000	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue, Allegheny Delaware Valley Obligation Group	5.88	11/15/16	313,788
55,000	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	5.00	11/1/08	55,901
145,000	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.55	11/1/09	148,800
205,000	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.65	11/1/10	210,734
200,000	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.90	11/1/12	206,476
135,000	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	5.00	11/1/13	139,609
350,000	Pennsylvania State Higher Educational Facilities, Health Services (MBIA)	5.88	11/15/18	354,277
1,000,000	Pennsylvania State Higher Educational Facilities, St. Joseph’s University (RADIAN)	5.25	12/15/17	1,038,790
1,000,000	Pennsylvania State Higher Educational Facilities, St. Joseph’s University (RADIAN)	5.25	12/15/18	1,030,490
500,000	Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	5.50	3/15/13	511,785
375,000	Pennsylvania State Higher Educational Facilities, Widener University	3.45	7/15/10	370,642
1,455,000	Philadelphia Pennsylvania Airport Authority Revenue, AMT (FGIC)	5.38	6/15/12	1,493,747
10,000	Philadelphia Pennsylvania Authority for Industrial Development (FHA)	4.75	2/1/08	10,013
60,000	Philadelphia Pennsylvania Authority for Industrial Development	5.00	8/15/09	59,868

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Pennsylvania (continued)
$705,000	Philadelphia Pennsylvania Authority for Industrial Development, Arbor House, Inc. Project, Series E	6.10	7/1/33	$719,847
80,000	Philadelphia Pennsylvania Authority for Industrial Development, Jeanes Physicians’ Office	9.38	7/1/10	81,107
620,000	Philadelphia Pennsylvania Authority for Industrial Development, Senior Living Revenue, Reider House Project, Series A	6.10	7/1/33	633,057
585,000	Philadelphia Pennsylvania Authority for Industrial Development, Senior Living Revenue, Saligman House Project, Series C	6.10	7/1/33	597,320
70,000	Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House Project	5.00	8/15/10	69,456
60,000	Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House Project	5.10	8/15/11	59,413
250,000	Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jefferson Health Systems, Series A	5.00	5/15/10	253,740
2,500,000	Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jefferson Health Systems, Series A (AMBAC)	5.13	5/15/18	2,536,500
800,000	Philadelphia Pennsylvania Hospitals & Higher Education Facilities, Health Systems, Series A (FHA)	5.38	1/1/28	809,696
950,000	Philadelphia Pennsylvania Municipal Authority Revenue, Series B (FSA)	5.25	11/15/15	1,033,201
1,000,000	Philadelphia Pennsylvania Parking Authority, Parking Revenue (FSA)	5.63	9/1/14	1,048,800
140,000	Philadelphia Pennsylvania Redevelopment Authority Housing Revenue, Multi-Family (FHA)	5.45	2/1/23	140,426
840,000	Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	854,725
735,000	Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	747,885
35,000	Pittsburgh Pennsylvania Urban Redevelopment Authority, Series C, AMT (GNMA/FNMA)	5.95	10/1/29	35,414
325,000	Potter County Pennsylvania Hospital Authority Revenue, Charles Cole Memorial Hospital	5.95	8/1/16	327,369
50,000	Rose Tree Media Pennsylvania School District (FGIC)	4.40	2/15/11	50,535
250,000	Scranton-Lackawanna Pennsylvania Health & Welfare Authority Revenue	5.13	7/1/16	252,905
1,000,000	St. Mary Hospital Authority, Pennsylvania Health System Revenue, Catholic Health East, Series B	5.38	11/15/34	1,119,310
35,000	Suburban Lancaster Pennsylvania Sewer Authority Revenue, ETM	5.40	1/1/11	35,830
15,000	Unity Township Pennsylvania Municipal Authority Sewer Revenue, ETM	6.60	5/1/08	15,177
190,000	Williamsport Pennsylvania Housing Authority, Multi-Family (FHA/MBIA)	5.25	1/1/15	192,861
500,000	York County Pennsylvania Industrial Development Authority Water Facilities Revenue, York Water County Project	3.60	5/15/09	499,325
280,000	York County Pennsylvania Industrial Development Authority, Water Facilities Revenue	3.75	6/1/10	278,782
70,000	York Pennsylvania Housing Corp., Mortgage Revenue, Series A	6.88	11/1/09	70,212
40,000	York Township Pennsylvania Water & Sewer, ETM	6.00	8/1/13	42,630

				68,487,062

	Puerto Rico — 0.0%
245,000	University of Puerto Rico Revenues	5.50	6/1/12	245,475

	Rhode Island — 0.4%
105,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/16	111,097

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Rhode Island (continued)
$105,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/17	$110,717
110,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/18	114,886
120,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/19	124,818
125,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/20	129,224
130,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/21	133,745
555,000	Providence Rhode Island Redevelopment Agency, Certificates of Participation, Series A (RADIAN)	3.13	9/1/08	552,569
880,000	Rhode Island State Economic Development Corp. Revenue, Providence Place Mall (Asset GTY)	5.75	7/1/10	903,382
215,000	Rhode Island State Health & Educational Building Corp. Revenue, Capital Appreciation Higher Education, Project B, Zero Coupon (BIG) (d)		11/1/12	165,058

				2,345,496

	South Carolina — 0.6%
95,000	Charleston County South Carolina Residential Recovery Revenue, Foster Wheeler Charleston, AMT	5.10	1/1/08	95,000
1,315,000	Columbia South Carolina Water & Sewer, ETM	7.75	1/1/11	1,399,528
1,250,000	Lee County South Carolina School Facilities Inc., Installment Purpose Revenue, Series 2006 (RADIAN)	6.00	12/1/20	1,369,188
615,000	South Carolina Jobs Economic Development Authority Revenue, AMT	5.05	6/1/08	616,556
2,000	South Carolina Jobs Economic Development Authority, Westminster Presbyterian	5.13	11/15/08	2,010

				3,482,282

	Tennessee — 0.7%
50,000	Greenville Tennessee Health & Educational Facilities	8.70	10/1/09	53,239
320,000	Johnson City Tennessee Health & Education, ETM	7.00	7/1/11	341,091
1,745,000	Metro Government Nashville & Davidson County Tennessee, Health & Education Facilities Board (RADIAN)	5.10	8/1/16	1,752,294
1,100,000	Metro Government Nashville & Davidson County Tennessee, Water & Sewer Revenue (FGIC)	7.70	1/1/12	1,208,548
640,000	Tennessee State School Board Authority, Series B, ETM	5.00	5/1/09	647,469

				4,002,641

	Texas — 4.4%
910,000	Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Perkin Square Project, Series A-1, (GNMA)	6.55	12/20/34	990,007
340,000	Bexar County Texas Revenue Project (MBIA)	5.75	8/15/22	359,635
273,000	Blanket Texas Independent School District, Public Facility Corp. Lease Revenue	5.90	1/1/10	278,239
100,000	Brazoria County Texas Municipal Utilities District No. 6	7.00	9/1/09	105,221
190,000	Brenham Texas, Certificates of Obligation (FSA)	5.38	8/15/15	202,586
99,001	Capital Area Housing Finance Corp., AMT	6.50	11/1/19	99,979
295,000	Dallas Texas, GO	5.13	2/15/12	300,797
475,000	Danbury Higher Education Authority Revenue, George Gervin Youth Center, Series A	5.25	2/15/10	479,413
5,000	Del Rio Texas, GO (Asset GTY)	7.50	4/1/08	5,046
55,000	Del Rio Texas, GO (Asset GTY)	7.50	4/1/09	55,590
5,000	Del Rio Texas, GO (Asset GTY)	6.50	4/1/10	5,042
5,000	Del Rio Texas, GO (Asset GTY)	5.55	4/1/11	5,030

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Texas (continued)
$5,000	Del Rio Texas, GO (Asset GTY)	5.65	4/1/13	$5,032
5,000	Del Rio Texas, GO (Asset GTY)	5.75	4/1/16	5,033
65,000	Del Rio Texas, GO (Asset GTY)	5.75	4/1/17	65,426
5,000	Denison Texas Hospital Authority Hospital Revenue	7.13	7/1/08	5,102
600,000	Eagle Mountain & Saginaw Texas Independent School District, Series B (PSF)	4.30	8/15/24	592,956
130,000	Edgewood Texas Independent School District	4.90	8/15/08	131,511
130,000	Edgewood Texas Independent School District	5.00	8/15/09	131,590
140,000	Edgewood Texas Independent School District	5.00	8/15/10	141,712
160,000	Edgewood Texas Independent School District	5.25	8/15/13	162,197
75,000	Garland Texas, Certificates of Obligation	5.75	2/15/18	77,232
500,000	Greater Greenspoint Texas Redevelopment Authority Tax Increment Contract	5.25	9/1/10	517,630
165,000	Harris County Texas Hospital District Mortgage Revenue (MBIA)	7.40	2/15/10	171,701
290,000	Harris County Texas Housing Finance Corp., Multi-Family Housing Revenue, Copperwood Ranch Apartments, Series A, SUB, AMT (AMBAC)	4.85	12/1/12	298,572
120,000	Harris County Texas Municipal Utilities District No. 368	7.00	9/1/14	129,583
298,000	Heart of Texas Housing Financial Corp., Waco Parkside Village, Multi-Family Housing, AMT (GNMA)	7.40	9/20/35	317,254
100,000	Houston Texas Apartment Systems Revenue, ETM	7.60	7/1/10	106,002
35,000	Houston Texas Sewer System Revenue	6.38	10/1/08	35,884
10,000	Kleberg County Texas Hospital Revenue, ETM	8.00	7/1/08	10,241
400,000	Lubbock Texas Health Facility Revenue	5.88	3/20/37	418,648
1,730,000	North Texas Health Facilities Development Corp. Hospital Revenue, United Regional Health Care Systems, Inc. Project (MBIA)	5.00	9/1/14	1,769,409
65,000	Northeast Hospital Authority Texas Revenue	8.00	7/1/08	66,590
6,938	Odessa Texas Housing Finance Corp. Single Family (FNMA)	8.45	11/1/11	6,977
35,000	Panhandle Texas Regulation Housing Finance, AMT (GNMA)	7.50	5/1/24	35,263
620,000	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.10	5/15/17	620,366
525,000	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.13	5/15/18	521,262
805,000	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.20	5/15/19	800,653
845,000	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.25	5/15/20	839,338
635,000	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/11	725,418
1,945,000	Retama Texas Development Corp., Special Facilities Revenue, ETM	10.00	12/15/17	2,691,802
2,345,000	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/18	3,090,475
40,000	Southeast Texas Hospital Finance, ETM	6.50	5/1/09	41,021
35,000	Tarrant County Texas Health Facilities Development Revenue, South Central Nursing Homes (FHA/MBIA)	6.00	1/1/37	36,750
300,000	Texas State Public Finance Authority Building Revenue, Department of Criminal Justice, Series A (FSA)	5.25	2/1/11	300,513
250,000	Texas State Public Finance Authority Building Revenue, General Services, Series A (AMBAC)	5.50	2/1/12	252,888
500,000	Texas State Public Finance Authority, GO	5.25	10/1/09	502,540
500,000	Texas Water Development Board Revenue, Series B	5.75	7/15/12	524,265
1,895,000	Waxahachie, Texas (AMBAC)	4.00	8/1/18	1,897,937
1,970,000	Waxahachie, Texas (AMBAC)	4.00	8/1/19	1,953,728
585,000	Waxahachie, Texas (AMBAC)	4.20	8/1/22	580,572
580,000	Waxahachie, Texas (AMBAC)	4.25	8/1/23	574,119
1,240,000	Waxahachie, Texas (AMBAC)	4.25	8/1/24	1,218,238
200,000	Ysleta Texas Independent School District Public Facilities Corp. Lease Revenue	4.75	11/15/12	204,646

				25,464,661

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	Utah — 1.2%
$525,000	Salt Lake County Utah College Revenue, Westminster College Project	4.50	10/1/12	$529,431
410,000	Salt Lake County Utah College Revenue, Westminster College Project	4.50	10/1/15	409,180
3,000,000	Utah County Environmental Improvement Revenue, Marathon Oil Project	5.05	11/1/17	3,114,480
1,330,000	Utah Housing Corp., Single Family Mortgage Revenue, AMT	5.25	7/1/25	1,345,787
800,000	Utah Housing Corp., Single Family Mortgage Revenue	4.63	7/1/27	745,720
680,000	Utah Housing Corp., Single Family Mortgage, Series D-2, Class III, SUB, AMT	5.00	7/1/18	693,716
10,000	Utah State Housing Finance Agency, Single Family Mortgage, AMT	5.05	7/1/12	10,015
10,000	Utah State Housing Finance Agency, Single Family Mortgage	5.50	7/1/16	10,067
50,000	Utah State Housing Finance Agency, Single Family Mortgage, AMT	5.40	7/1/20	50,152
20,000	Utah State Housing Finance Agency, Single Family Mortgage, Series A2 Class II, AMT	5.40	7/1/16	20,145
10,000	Utah State Housing Finance Agency, Single Family Mortgage, Series A2, Class III, AMT	5.20	7/1/11	10,052
15,000	Utah State Housing Finance Agency, Single Family Mortgage, Series B2, Class III, AMT	5.25	7/1/11	15,081
10,000	Utah State Housing Finance Agency, Single Family Mortgage, Series Sub-D2, AMT	5.25	7/1/12	10,201

				6,964,027

	Vermont — 0.0%
175,000	Vermont Educational & Health Buildings Financing Agency, Norwich University Project, Prerefunded 7/1/08 @ 101	5.75	7/1/13	179,081

	Virginia — 0.2%
420,000	Chesterfield County Virginia Industrial Development Authority (LOC)	5.00	7/1/14	430,324
165,000	Chesterfield County Virginia Industrial Development Authority (LOC)	5.20	7/1/19	167,653
225,000	Newport News Virginia Industrial Development Authority (GNMA)	7.25	8/1/16	229,280
160,000	Richmond Virginia Metro Authority Expressway Revenue, ETM	7.00	10/15/13	177,619

				1,004,876

	Washington — 1.6%
250,000	Bellingham Washington Housing Authority Revenue, Cascade Meadows (MBIA)	4.88	11/1/15	251,843
1,770,000	King County Washington Housing Authority Revenue, Vashon Community Center, Series A, SUB (GNMA)	7.25	9/20/42	1,948,504
1,340,000	Seattle Washington New Public Housing Authority	4.88	8/1/08	1,353,936
1,615,000	Seattle Washington New Public Housing Authority	4.88	8/1/09	1,659,251
115,000	Spokane Washington Housing Authority Revenue, Valley 206 Apartments, Junior Lien A (Standby LOC)	5.75	4/1/28	114,993
245,000	Spokane Washington Housing Authority Revenue, Valley 206 Apartments, Senior Lien A	5.63	4/1/28	226,625
470,000	Spokane Washington Housing Authority, Cheney Care Center Revenue, Series A, (GNMA)	6.35	8/20/39	503,760
615,000	Washington State Health Care Facilities Authority Revenue, Grays Harbor Community Hospital, Prerefunded 7/1/10 @ 101 (RADIAN)	5.85	7/1/12	642,269
1,500,000	Washington State Health Care Facilities Authority Revenue, Multicare Health Systems	5.25	8/15/10	1,532,085
135,000	Washington State Housing Revenue, Crista Ministries Project (LOC)	5.10	7/1/10	135,571
240,000	Washington State Housing Revenue, Presbyterian Ministries (ACA)	5.10	1/1/14	240,658
200,000	Washington State Housing Revenue, Presbyterian Ministries (ACA)	5.30	1/1/19	197,218
200,000	Washington State, Series A, GO	5.25	7/1/12	201,896

				9,008,609

	West Virginia — 0.7%
55,000	Beckley West Virginia Nursing Facility Revenue Refunding, Beckley Health Care Corp. Project (Standby LOC)	5.55	9/1/08	55,193
55,000	Beckley West Virginia Nursing Facility Revenue Refunding, Beckley Health Care Corp. Project (Standby LOC)	5.70	9/1/09	55,207

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — December 31, 2007 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (continued)
	West Virginia (continued)
$155,000	Harrison County West Virginia, County Community Special Obligation, Series A, ETM	6.25	5/15/10	$162,440
205,000	Kanawha County West Virginia Building Community Revenue, Charleston Area Medical Center Project, ETM	6.60	12/1/08	211,744
115,000	Kanawha County West Virginia Single Family Mortgage Revenue, ETM	7.40	12/1/10	121,820
1,410,000	Parkersburg West Virginia Waterworks & Sewer Systems Revenue, Series C (FGIC)	4.00	9/1/18	1,411,791
800,000	Parkersburg West Virginia Waterworks & Sewer Systems Revenue, Series C (FGIC)	4.10	9/1/20	799,960
1,000,000	Shepherd University Board of Governors, West Virginia Revenue, Residence Facilities Projects (MBIA)	5.00	6/1/25	1,042,680

				3,860,835

	Wisconsin — 1.3%
100,000	Hortonville Wisconsin School District, Prerefunded 4/1/08 @ 100	4.90	4/1/11	100,471
800,000	Plymouth Wisconsin School District (MBIA)	4.00	4/1/13	818,968
835,000	Plymouth Wisconsin School District (MBIA)	4.00	4/1/14	854,422
975,000	Plymouth Wisconsin School District (MBIA)	3.75	4/1/18	952,234
240,000	Shell Lake Wisconsin Nursing Home Revenue, Terraceview Living (GNMA)	5.30	9/20/18	240,427
95,000	Wisconsin Housing & Economic Development Authority, Series B, AMT	4.95	9/1/09	96,216
970,000	Wisconsin Housing & Economic Development Authority, Series C	4.60	11/1/11	996,714
3,000,000	Wisconsin State Health & Educational Facilities, Hudson Memorial Hospital, (FHA)	5.60	7/15/22	3,140,100
170,000	Wisconsin State Health & Educational Facilities, Sisters Sorrowful Mother, Series A (MBIA)	5.20	8/15/08	171,972
100,000	Wisconsin State Health & Educational Facilities, Viterbo College Income Project (LOC)	5.75	2/1/12	100,117
135,000	Wisconsin State Health & Educational Facilities. Viterbo College Income Project (LOC)	6.00	2/1/17	135,000

				7,606,641

	Total Municipal Bonds (cost $510,158,815)			509,220,377

	Taxable Municipal Bonds — 4.0%
	Georgia — 0.3%
1,375,000	Fulton County Georgia Development Authority	5.75	3/1/14	1,381,215

	Illinois — 0.9%
5,250,000	Southwestern Illinois Development Authority, Solid Waste Disposal Revenue (RADIAN)	6.05	8/1/20	4,909,328

	Ohio — 1.7%
5,660,000	Cleveland-Cuyahoga County Ohio, Port Authority Lease Revenue, Avery Dennison Project B	5.00	10/15/15	5,542,555
1,300,000	Summit County Ohio Port Authority Revenue	5.40	11/15/10	1,300,364
3,000,000	Summit County Ohio Port Authority, Building Fund Program, Development Revenue	6.25	5/15/26	2,948,220

				9,791,139

	Oklahoma — 0.3%
2,045,000	Sallisaw Oklahoma Municipal Authority Revenue (XLCA)	4.38	1/1/18	1,932,955

	Virginia — 0.8%
4,740,000	Poplar Hill Virginia Community Development Authority Certificates Participation Adjustment, Series A (b)	5.50	9/1/34	4,713,740

	Total Taxable Municipal Bonds (cost $23,541,374)			22,728,377

	Corporate Bonds — 3.2%
5,157,000	AFS Energy Savings Control (b)	6.35	3/1/25	5,313,257

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — December 31, 2007 (Unaudited)

Principal Amount/ Shares		Rate %	Maturity Date	Value
	Corporate Bonds (continued)
$2,573,391	Amerescosolutions Energy (b)	6.00	5/1/22	$2,615,723
4,076,846	ASC Equipment (b)(c)		3/1/08	0
2,493,896	IIS/Syska Holdings Energy (b)	3.90	8/15/08	2,457,984
2,605,000	Kidspeace National Center of Georgia (b)	6.30	12/1/28	2,809,492
3,623,771	Landmark Leasing LLC, Series 2004, Class A, Callable 10/1/14 @ 102 (b)	6.20	10/1/22	3,812,751
1,500,000	Staunton Hotel LLC (b)	7.75	6/1/29	1,513,500

	Total Corporate Bonds (cost $21,994,532)			18,522,707

	Mortgage Related — 1.0%
5,494,399	General Services Administration	5.04	9/15/21	5,554,947

	Total Mortgage Related (cost $5,494,399)			5,554,947

	Money Market Mutual Funds — 2.0%
11,159,944	BlackRock Muni Fund (a)	3.28	12/31/49	11,159,944

	Total Money Market Mutual Funds (cost $11,159,944)			11,159,944

	Total Investments (cost $572,349,064) (e) — 99.1%			567,186,352
	Other assets in excess of liabilities — 0.9%			5,428,735

	Net Assets — 100.0%			$572,615,087

(a)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on December 31, 2007. The maturity date represents the actual maturity date.

(b)	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Issuer has defaulted on the payment of interest.

(d)	Rate disclosed represents effective yield at purchase.

(e)	Represents cost for financial reporting purposes.

ACA — American Capital Access

ADFA/ADED — Arkansas Development Finance Authority

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax

CIFG — CDC IXIS Financial Guaranty

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Co.

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

FSA — Financial Security Assurance, Inc.

GNMA — Government National Mortgage Association

GO — General Obligation

GTY — Guaranty

HUD — Housing and Urban Development

LOC — Letter of Credit

MBIA — Municipal Bond Insurance Association

MBIA-IBC — MBIA Insured Bond Certificate

RADIAN — Radian Group, Inc.

SONYMA — State of New York Mortgage Agency

SUB — Subordinate Bond

UPMC — University of Pittsburg Medical Center

XLCA — Security insured by XL Capital Assurance, Inc.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Assets and Liabilities

December 31, 2007 (Unaudited)

	Value Equity Portfolio	Growth Equity Portfolio	Small Capitalization Equity Portfolio	International Equity Portfolio
ASSETS:
Investments, at value (Cost $1,019,463,265, $1,487,930,550, $897,810,578 and $1,496,529,329, respectively)*	$1,137,606,236	$1,865,487,950	$987,965,563	$1,973,081,969
Investments in repurchase agreements, at cost	—	—	13,918,794	—

Total Investments	1,137,606,236	1,865,487,950	1,001,884,357	1,973,081,969

Unrealized appreciation on forward exchange contracts	—	—	—	382,573
Receivable from investments sold	3,930,053	2,962,216	744,225	5,931,445
Dividends and interest receivable	1,950,390	2,099,414	614,951	987,595
Receivable for Fund shares sold	2,057,233	475,922	697,556	1,483,661
Foreign tax reclaim receivable	—	—	—	219,304
Prepaid expenses and other assets	64,848	82,871	48,675	92,208

Total Assets	1,145,608,760	1,871,108,373	1,003,989,764	1,982,178,755

LIABILITIES:
Payable for investments purchased	6,647,444	1,287,725	3,938,205	8,726,396
Foreign currency, at value (Cost $0, $0, $0 and $756,419, respectively)	—	—	—	766,879
Unrealized depreciation on forward exchange contracts	—	—	—	281,699
Payable to custodian	395,059	641,760	—	—
Payable for Fund shares redeemed	3,345,840	296,692	1,217,553	176,692
Payable for return of collateral received	23,612,685	60,018,180	344,720,764	—
Variation margin payable on future contracts	13,997	146,300	—	—
Advisory fees payable	291,861	583,935	352,143	2,016,105
Consulting fees payable	48,462	82,160	27,913	83,284
Administrative services fees payable	30,381	32,036	37,839	36,317
Other accrued expenses	144,685	132,877	52,672	317,278

Total Liabilities	34,530,414	63,221,665	350,347,089	12,404,650

NET ASSETS	$1,111,078,346	$1,807,886,708	$653,642,675	$1,969,774,105

NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$71,094	$135,226	$47,861	$137,918
Additional paid-in capital	993,324,225	1,499,907,368	571,459,371	1,465,644,588
Accumulated net investment income/(loss)	313,427	(126,667)	115,631	(3,808,048)
Accumulated net realized (loss) from investments, futures and foreign currency transactions	(823,918)	(69,763,679)	(8,135,173)	31,188,213
Net unrealized appreciation on investments, futures and foreign currency translations	118,193,518	377,734,459	90,154,985	476,611,434

Net Assets	$1,111,078,346	$1,807,886,708	$653,642,675	$1,969,774,105

SHARES OF BENEFICIAL INTEREST:
Shares of beneficial interest outstanding	71,093,670	135,225,768	47,861,199	137,918,210

Net Asset Value, offering and redemption price per share	$15.63	$13.37	$13.66	$14.28

*	Includes securities on loan of $23,173,819; $58,231,528; $333,496,244; and $0 respectively.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Assets and Liabilities (continued)

December 31, 2007 (Unaudited)

	Fixed Income Portfolio	Fixed Income II Portfolio	Fixed Income Opportunity Portfolio	Short-Term Municipal Bond Portfolio	Intermediate Term Municipal Bond Portfolio
ASSETS:
Investments, at value (Cost $315,874,073, $282,082,359, $169,996,724, $37,210,389 and $572,349,064, respectively)*	$314,844,879	$284,602,805	$165,307,661	$37,522,428	$567,186,352

Total Investments	314,844,879	284,602,805	165,307,661	37,522,428	567,186,352

Foreign currency, at value (Cost $0, $458, $0, $0 and $0, respectively)	—	516	—	—	—
Receivable from investments sold	—	135,087,924	—	—	—
Dividends and interest receivable	2,174,772	2,181,000	2,658,597	532,918	7,471,844
Receivable for Fund shares sold	296,574	235,111	16,881	—	—
Variation margin receivable on future contracts	—	57,306	—	—	—
Prepaid expenses and other assets	25,421	25,532	19,063	16,859	38,713

Total Assets	317,341,646	422,190,194	168,002,202	38,072,205	574,696,909

LIABILITIES:
Written Options, at fair value (premiums received $0, $15,996,$0, $0 and $0, respectively	—	12,250	—	—	—
Payable for investments purchased	2,927,700	137,121,486	62,250	1,139,653	63,975
Unrealized depreciation on forward exchange contracts	—	41,456	—	—	—
Payable to custodian	91,899	—	—	1	—
Payable for Fund shares redeemed	9,022	118,332	1,267	—	1,838,100
Payable for return of collateral received	37,984,080	1,506,163	12,159,823	—	—
Advisory fees payable	40,122	50,188	346,675	3,908	97,928
Consulting fees payable	11,164	11,913	6,529	1,564	24,483
Administrative services fees payable	7,289	7,344	4,134	668	15,687
Other accrued expenses	32,017	283,468	10,722	17,989	41,649

Total Liabilities	41,103,293	139,152,600	12,591,400	1,163,783	2,081,822

NET ASSETS	$276,238,353	$283,037,594	$155,410,802	$36,908,422	$572,615,087

NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$27,921	$28,289	$21,505	$3,669	$58,264
Additional paid-in capital	280,246,154	283,942,208	190,921,473	36,663,813	579,202,085
Accumulated net investment income/(loss)	(49,713)	(143,972)	125,860	(6,567)	(64,911)
Accumulated net realized losses from investments, futures and foreign currency transactions	(2,956,815)	(3,238,231)	(30,968,973)	(64,532)	(1,417,639)
Net unrealized appreciation/(depreciation) on investments, futures and foreign currency translations	(1,029,194)	2,449,300	(4,689,063)	312,039	(5,162,712)

Net Assets	$276,238,353	$283,037,594	$155,410,802	$36,908,422	$572,615,087

SHARES OF BENEFICIAL INTEREST:
Shares of beneficial interest outstanding	27,921,357	28,289,364	21,505,074	3,668,694	58,263,551

Net Asset Value, offering and redemption price per share	$9.89	$10.01	$7.23	$10.06	$9.83

*	Includes securities on loan of $37,395,914; $1,479,436; $11,899,888; $0; and $0 respectively.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Operations

For the Six Months Ended December 31, 2007 (Unaudited)

	Value Equity Portfolio	Growth Equity Portfolio	Small Capitalization Equity Portfolio	International Equity Portfolio
INVESTMENT INCOME:
Interest	$535,579	$429,369	$358,035	$886,003
Dividends (net of foreign withholding tax of $0, $0, $0, and $716,775, respectively)	13,023,326	10,275,238	3,156,827	13,198,049
Income from securities lending	22,672	4,869	759,066	—

Total Investment Income	13,581,577	10,709,476	4,273,928	14,084,052

EXPENSES:
Advisory fees	1,741,248	1,643,401	1,389,165	4,000,607
Consulting fees	286,895	440,087	169,401	487,140
Administrative services fees	285,421	437,137	168,216	483,820
Custodian fees	64,875	85,298	44,488	460,501
Professional fees	65,588	95,777	40,392	104,443
Registration and filing fees	8,422	9,312	8,398	10,434
Trustee fees	32,335	46,902	19,671	51,547
Other expenses	16,844	25,267	12,806	43,821

Total Expenses before expenses paid indirectly	2,501,628	2,783,181	1,852,537	5,642,313
Less: Expenses paid indirectly	(56,621)	(30,838)	(12,728)	(2,612)

Total expenses	2,445,007	2,752,343	1,839,809	5,639,701

Net Investment Income	11,136,570	7,957,133	2,434,119	8,444,351

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains from investment transactions	27,688,959	17,451,545	12,809,115	107,887,869
Net realized losses from futures transactions	(329,373)	(437,104)	—	—
Net realized gains from foreign currency transactions	—	—	—	81,633

Net realized gains from investments, futures and foreign currency transactions	27,359,586	17,014,441	12,809,115	107,969,502

Change in unrealized appreciation/depreciation on investments	(85,717,496)	51,680,081	(41,667,148)	(42,370,625)
Change in unrealized appreciation/depreciation on futures	57,789	136,570	—	(474,586)
Change in unrealized appreciation/depreciation on foreign currency translations	—	—	—	58,308

Change in unrealized appreciation/depreciation on investments, futures and foreign currency translations	(85,659,707)	51,816,651	(41,667,148)	(42,786,903)

Net realized/unrealized gains/(losses) from investments, futures and foreign currency transactions and translations	(58,300,121)	68,831,092	(28,858,033)	65,182,599

Change in net assets resulting from operations	$(47,163,551)	$76,788,225	$(26,423,914)	$73,626,950

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Operations (continued)

For the Six Months Ended December 31, 2007 (Unaudited)

	Fixed Income Portfolio	Fixed Income II Portfolio	Fixed Income Opportunity Portfolio	Short-Term Municipal Bond Portfolio	Intermediate Term Municipal Bond Portfolio
INVESTMENT INCOME:
Interest	$7,245,481	$7,663,394	$5,828,688	$604,957	$13,443,364
Dividends	129,871	—	—	14,472	161,760
Income from securities lending	47,991	1,139	39,466	—	—

Total Investment Income	7,423,343	7,664,533	5,868,154	619,429	13,605,124

EXPENSES:
Advisory fees	269,246	296,047	326,606	21,349	584,340
Consulting fees	67,313	70,183	37,428	8,540	146,088
Administrative services fees	66,854	69,707	37,176	8,486	145,082
Custodian fees	19,697	14,259	7,476	2,201	32,441
Professional fees	16,944	14,031	8,339	1,632	35,353
Registration and filing fees	5,789	4,095	4,857	2,767	5,456
Trustee fees	8,168	6,728	3,997	790	17,152
Other expenses	8,521	6,157	3,046	1,034	9,828

Total Expenses before waivers	462,532	481,207	428,925	46,799	975,740
Less: Expenses waived by advisor	(20,195)	—	—	—	—

Total Expenses	442,337	481,207	428,925	46,799	975,740

Net Investment Income	6,981,006	7,183,326	5,439,229	572,630	12,629,384

NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/ (losses) from investment transactions	1,596,690	895,284	(1,585,103)	—	(415,707)
Net realized gains from futures transactions	—	1,725,467	—	—	—
Net realized losses from option transactions	—	(348)	—	—	—
Net realized losses from foreign currency transactions	—	(19,583)	—	—	—

Net realized gains/(losses) from investments, futures, options and foreign currency transactions	1,596,690	2,600,820	(1,585,103)	—	(415,707)

Change in unrealized appreciation/depreciation on investments	2,351,758	6,547,051	(3,315,554)	455,408	3,655,318
Change in unrealized appreciation/depreciation on futures	—	(149,743)	—	—	—
Change in unrealized appreciation/depreciation on options	—	3,746	—	—	—
Change in unrealized appreciation/depreciation on foreign currency translations	—	(41,192)	—	—	—

Change in unrealized appreciation/depreciation on investments, futures, options and foreign currency translations	2,351,758	6,359,862	(3,315,554)	455,408	3,655,318

Net realized/unrealized gains/(losses) from investment, futures, options and foreign currency transactions and translations	3,948,448	8,960,682	(4,900,657)	455,408	3,239,611

Change in net assets resulting from operations	$10,929,454	$16,144,008	$538,572	$1,028,038	$15,868,995

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Changes in Net Assets

	Value Equity Portfolio		Growth Equity Portfolio		Small Capitalization Equity Portfolio
	Six Months Ended December 31, 2007	Year Ended June 30, 2007	Six Months Ended December 31, 2007	Year Ended June 30, 2007	Six Months Ended December 31, 2007	Year Ended June 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$11,136,570	$21,131,266	$7,957,133	$13,328,812	$2,434,119	$3,742,320
Net realized gain/(loss) from investment and futures transactions	27,359,586	110,227,992	17,014,441	29,139,947	12,809,115	65,547,602
Net change in unrealized appreciation/ depreciation on investments and futures	(85,659,707)	75,844,858	51,816,651	160,148,937	(41,667,148)	29,634,761

Change in net assets resulting from operations	(47,163,551)	207,204,116	76,788,225	202,617,696	(26,423,914)	98,924,683

Distributions to Shareholders from:
Net investment income	(11,436,926)	(21,011,939)	(8,919,955)	(13,066,054)	(3,363,197)	(3,446,484)
Net realized gain from investment and futures transactions	(109,433,070)	(50,673,650)	—	—	(64,634,821)	(80,911,405)

Change in net assets resulting from distributions	(120,869,996)	(71,685,589)	(8,919,955)	(13,066,054)	(67,998,018)	(84,357,889)

Shares of Beneficial Interest:
Proceeds from shares issued	167,057,644	212,765,868	131,082,254	346,510,883	26,323,779	90,029,553
Proceeds from reinvestment of dividends	113,352,970	66,650,989	7,842,770	11,546,130	64,407,978	80,065,185
Cost of shares redeemed	(161,304,132)	(176,216,423)	(51,882,462)	(175,125,031)	(36,695,752)	(102,670,170)

Change in net assets from shares of beneficial interest transactions	119,106,482	103,200,434	87,042,562	182,931,982	54,036,005	67,424,568

Change in net assets	(48,927,065)	238,718,961	154,910,832	372,483,624	(40,385,927)	81,991,362
Net Assets:
Beginning of period	1,160,005,411	921,286,450	1,652,975,876	1,280,492,252	694,028,602	612,037,240

End of period	$1,111,078,346	$1,160,005,411	$1,807,886,708	$1,652,975,876	$653,642,675	$694,028,602

Accumulated net investment income/(loss)	313,427	613,783	(126,667)	836,155	115,631	1,044,709
Share Transactions:
Issued	8,862,652	12,240,790	9,857,192	28,344,366	1,704,241	5,946,180
Reinvested	7,231,098	3,878,532	589,436	940,677	4,704,742	5,585,971
Redeemed	(8,538,955)	(10,060,401)	(3,901,675)	(14,315,259)	(2,389,137)	(6,681,422)

Change in Shares	7,554,795	6,058,921	6,544,953	14,969,784	4,019,846	4,850,729

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Changes in Net Assets (continued)

	International Equity Portfolio		Fixed Income Portfolio		Fixed Income II Portfolio
	Six Months Ended December 31, 2007	Year Ended June 30, 2007	Six Months Ended December 31, 2007	Year Ended June 30, 2007	Six Months Ended December 31, 2007	Year Ended June 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$8,444,351	$36,976,887	$6,981,006	$12,603,252	$7,183,326	$12,964,182
Net realized gains (losses) from investment, futures, options and foreign currency transactions	107,969,502	176,660,205	1,596,690	409,250	2,600,820	(921,148)
Net change in unrealized appreciation/ depreciation on investments, futures, options and foreign currency translations	(42,786,903)	176,498,320	2,351,758	1,654,881	6,359,862	1,362,661

Change in net assets resulting from operations	73,626,950	390,135,412	10,929,454	14,667,383	16,144,008	13,405,695

Distributions to Shareholders from:
Net investment income	(6,274,344)	(41,787,814)	(7,109,104)	(12,647,220)	(7,188,222)	(12,997,776)
Net realized gain from investment, futures, options and foreign currency transactions	(192,589,873)	(67,279,747)	—	—	—	—

Change in net assets resulting from distributions	(198,864,217)	(109,067,561)	(7,109,104)	(12,647,220)	(7,188,222)	(12,997,776)

Shares of Beneficial Interest:
Proceeds from shares issued	91,004,625	303,788,543	25,505,826	68,448,229	17,697,966	65,709,323
Value of securities transferred in-kind	—	64,327,003	—	—	—	—
Proceeds from reinvestment of dividends	189,679,499	100,135,429	6,675,521	11,681,526	6,479,395	11,152,758
Cost of shares redeemed	(120,560,805)	(325,625,057)	(17,433,196)	(55,695,546)	(17,145,508)	(66,130,816)

Change in net assets from shares of beneficial interest transactions	160,123,319	142,625,918	14,748,151	24,434,209	7,031,853	10,731,265

Change in net assets	34,886,052	423,693,769	18,568,501	26,454,372	15,987,639	11,139,184
Net Assets:
Beginning of period	1,934,888,053	1,511,194,284	257,669,852	231,215,480	267,049,955	255,910,771

End of period	$1,969,774,105	$1,934,888,053	$276,238,353	$257,669,852	$283,037,594	$267,049,955

Accumulated net investment income/(loss)	(3,808,048)	(5,978,055)	(49,713)	78,385	(143,972)	(139,076)
Share Transactions:
Issued	5,998,210	24,790,213	2,590,651	6,926,381	1,799,160	6,671,327
Reinvested	13,734,880	7,036,788	677,934	1,182,379	656,255	1,132,878
Redeemed	(7,860,035)	(21,866,287)	(1,767,967)	(5,619,036)	(1,733,068)	(6,692,987)

Change in Shares	11,873,055	9,960,714	1,500,618	2,489,724	722,347	1,111,218

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Statements of Changes in Net Assets (continued)

	Fixed Income Opportunity Portfolio		Short-Term Municipal Bond Portfolio		Intermediate Term Municipal Bond Portfolio
	Six Months Ended December 31, 2007	Year Ended June 30, 2007	Six Months Ended December 31, 2007	Year Ended June 30, 2007	Six Months Ended December 31, 2007	Year Ended June 30, 2007
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$5,439,229	$10,661,386	$572,630	$1,031,770	$12,629,384	$24,123,585
Net realized gain/(loss) from investment transactions	(1,585,103)	(1,289,121)	—	(20,257)	(415,707)	(152,000)
Change in unrealized appreciation/ depreciation on investments	(3,315,554)	4,799,623	455,408	43,850	3,655,318	7,350

Change in net assets resulting from operations	538,572	14,171,888	1,028,038	1,055,363	15,868,995	23,978,935

Distributions to Shareholders from:
Net investment income	(7,520,998)	(8,985,500)	(572,514)	(1,036,981)	(12,601,236)	(23,932,879)

Change in net assets resulting from distributions	(7,520,998)	(8,985,500)	(572,514)	(1,036,981)	(12,601,236)	(23,932,879)

Shares of Beneficial Interest:
Proceeds from shares issued	13,634,640	16,558,672	9,310,000	2,388,000	42,841,645	141,741,351
Proceeds from reinvestment of dividends	6,803,888	7,934,680	553,017	990,932	10,702,042	20,571,609
Cost of shares redeemed	(3,621,344)	(18,957,523)	(3,119,857)	(5,962,818)	(59,569,374)	(134,219,127)

Change in net assets from shares of beneficial interest transactions	16,817,184	5,535,829	6,743,160	(2,583,886)	(6,025,687)	28,093,833

Change in net assets	9,834,758	10,722,217	7,198,684	(2,565,504)	(2,757,928)	28,139,889
Net Assets:
Beginning of period	145,576,044	134,853,827	29,709,738	32,275,242	575,373,015	547,233,126

End of period	$155,410,802	$145,576,044	$36,908,422	$29,709,738	$572,615,087	$575,373,015

Accumulated net investment income/(loss)	125,860	2,207,629	(6,567)	(6,683)	(64,911)	(93,059)
Share Transactions:
Issued	1,757,014	2,152,925	934,114	239,337	4,363,360	14,278,993
Reinvested	937,779	1,047,581	55,273	99,324	1,089,981	2,077,127
Redeemed	(406,710)	(2,470,375)	(313,585)	(596,722)	(6,051,756)	(13,528,937)

Change in Shares	2,288,083	730,131	675,802	(258,061)	(598,415)	2,827,183

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Value Equity Portfolio
	For the Six Months Ended December 31, 2007		Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$18.26		$16.03	$15.01	$13.73	$11.67	$12.32

Change in Net Assets Resulting from Operations:
Net investment income	0.16		0.35	0.27	0.32	0.22	0.18
Net realized and unrealized gains/(losses) on investments and futures	(0.91)		3.14	1.82	1.27	2.06	(0.65)

Total from operations	(0.75)		3.49	2.09	1.59	2.28	(0.47)

Distributions to Shareholders from:
Net investment income	(0.17)		(0.35)	(0.27)	(0.31)	(0.22)	(0.18)
Net realized gains on investments and futures	(1.71)		(0.91)	(0.80)	—	—	—

Total distributions to shareholders	(1.88)		(1.26)	(1.07)	(0.31)	(0.22)	(0.18)

Net Asset Value, End of Period	$15.63		$18.26	$16.03	$15.01	$13.73	$11.67

Total Return	(4.03	%)(a)	22.40%	14.31%	11.66%	19.64%	(3.66%)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$1,111,078		$1,160,005	$921,286	$685,337	$584,947	$416,220
Ratio of expenses to average net assets, prior to expenses paid indirectly, waivers and reimbursements	0.44	%(b)	0.44%	0.45%	0.48%	0.43%	0.42%
Ratio of expenses to average net assets, net of expenses paid indirectly, waivers and reimbursements	0.43	%(b)	0.42%	0.43%	0.43%	0.39%	0.37%
Ratio of expenses to average net assets, net of waivers and reimbursements	0.44	%(b)	0.44%	0.45%	0.48%	0.43%	0.42%
Ratio of net investment income to average net assets	1.95	%(b)	2.05%	1.77%	2.18%	1.70%	1.78%
Portfolio turnover rate	48.21	%(a)	69.13%	73.19%	79.98%	79.13%	71.03%

(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Growth Equity Portfolio
	For the Six Months Ended December 31, 2007		Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$12.85		$11.26	$10.72	$10.33	$8.64	$8.78

Change in Net Assets Resulting from Operations:
Net investment income	0.06		0.11	0.09	0.10	0.05	0.05
Net realized and unrealized gains/(losses) on investments and futures	0.53		1.59	0.53	0.38	1.69	(0.14)

Total from operations	0.59		1.70	0.62	0.48	1.74	(0.09)

Distributions to Shareholders from:
Net investment income	(0.07)		(0.11)	(0.08)	(0.09)	(0.05)	(0.05)

Total distributions to shareholders	(0.07)		(0.11)	(0.08)	(0.09)	(0.05)	(0.05)

Net Asset Value, End of Period	$13.37		$12.85	$11.26	$10.72	$10.33	$8.64

Total Return	4.57	%(a)	15.02%	5.90%	4.70%	20.12%	(1.01%)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$1,807,887		$1,652,976	$1,280,492	$953,286	$683,266	$504,450
Ratio of expenses to average net assets, prior to expenses paid indirectly, waivers and reimbursements	0.32	%(b)	0.32%	0.30%	0.35%	0.38%	0.39%
Ratio of expenses to average net assets, net of expenses paid indirectly, waivers and reimbursements	0.31	%(b)	0.32%	0.29%	0.34%	0.36%	0.38%
Ratio of expenses to average net assets, net of waivers and reimbursements	0.32	%(b)	0.32%	0.30%	0.35%	0.38%	0.39%
Ratio of net investment income to average net assets	0.91	%(b)	0.91%	0.78%	0.96%	0.47%	0.63%
Portfolio turnover rate	16.66	%(a)	39.88%	60.01%	56.20%	49.19%	51.06%

(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Small Capitalization Equity Portfolio
	For the Six Months Ended December 31, 2007		Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$15.83		$15.70	$15.06	$14.17	$10.81	$11.42

Change in Net Assets Resulting from Operations:
Net investment income	0.05		0.09	0.04	0.03	0.02	0.03
Net realized and unrealized gains/(losses) on investments	(0.66)		2.28	2.79	1.28	3.36	(0.61)

Total from operations	(0.61)		2.37	2.83	1.31	3.38	(0.58)

Distributions to Shareholders from:
Net investment income	(0.07)		(0.08)	(0.03)	(0.03)	(0.02)	(0.03)
Net realized gains from investments	(1.49)		(2.16)	(2.16)	(0.39)	—	—

Total distributions to shareholders	(1.56)		(2.24)	(2.19)	(0.42)	(0.02)	(0.03)

Net Asset Value, End of Period	$13.66		$15.83	$15.70	$15.06	$14.17	$10.81

Total Return	(3.78	%)(a)	16.68%	19.99%	9.29%	31.28%	(4.98%)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$653,643		$694,029	$612,037	$512,992	$591,932	$423,019
Ratio of expenses to average net assets, prior to expenses paid indirectly, waivers and reimbursements	0.55	%(b)	0.64%	0.66%	0.43%	0.45%	0.49%
Ratio of expenses to average net assets, net of expenses paid indirectly, waivers and reimbursements	0.54	%(b)	0.62%	0.63%	0.37%	0.39%	0.44%
Ratio of expenses to average net assets, net of waivers and reimbursements	0.55	%(b)	0.64%	0.64%	0.38%	0.42%	0.49%
Ratio of net investment income to average net assets	0.72	%(b)	0.59%	0.26%	0.23%	0.16%	0.33%
Portfolio turnover rate	51.51	%(a)	116.02%	101.53%	119.67%	117.51%	122.08%

(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	International Equity Portfolio
	For the Six Months Ended December 31, 2007		Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$15.35		$13.02	$10.41	$9.57	$7.58	$8.50

Change in Net Assets Resulting from Operations:
Net investment income	0.07		0.30	0.17	0.18	0.12	0.14
Net realized and unrealized gains/(losses) on investments, futures and foreign currency	0.47		2.97	2.72	0.79	1.99	(0.96)

Total from operations	0.54		3.27	2.89	0.97	2.11	(0.82)

Distributions to Shareholders from:
Net investment income	(0.05)		(0.34)	(0.28)	(0.13)	(0.12)	(0.10)
Net realized gains from investments, futures and foreign currency	(1.56)		(0.60)	—	—	—	—

Total distributions to shareholders	(1.61)		(0.94)	(0.28)	(0.13)	(0.12)	(0.10)

Net Asset Value, End of Period	$14.28		$15.35	$13.02	$10.41	$9.57	$7.58

Total Return	3.91	%(a)	25.81%	27.93%	10.16%	27.76%	(9.55%)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$1,969,774		$1,934,888	$1,511,194	$1,049,375	$832,251	$540,558
Ratio of expenses to average net assets, prior to expenses paid indirectly, waivers and reimbursements	0.58	%(b)	0.34%	0.72%	0.35%	0.44%	0.72%
Ratio of expenses to average net assets, net of expenses paid indirectly, waivers and reimbursements	0.58	%(b)	0.33%	0.70%	0.33%	0.40%	0.70%
Ratio of expenses to average net assets, net of waivers and reimbursements	0.58	%(b)	0.34%	0.71%	0.35%	0.44%	0.72%
Ratio of net investment income to average net assets	0.87	%(b)	2.19%	1.43%	1.89%	1.46%	1.67%
Portfolio turnover rate	25.80	%(a)	53.77%	37.24%	35.48%	46.37%	31.74%

(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Fixed Income Portfolio
	For the Six Months Ended December 31, 2007		Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$9.75		$9.66	$10.23	$10.01	$10.38	$10.19

Change in Net Assets Resulting from Operations:
Net investment income	0.26		0.50	0.46	0.44	0.42	0.53
Net realized and unrealized gains/(losses) on investments	0.14		0.09	(0.54)	0.25	(0.33)	0.33

Total from investment operations	0.40		0.59	(0.08)	0.69	0.09	0.86

Distributions to Shareholders from:
Net investment income	(0.26)		(0.50)	(0.49)	(0.45)	(0.46)	(0.53)
Net realized gains from investments	—		—	—	(0.02)	—	(0.14)

Total distributions to shareholders	(0.26)		(0.50)	(0.49)	(0.47)	(0.46)	(0.67)

Net Asset Value, End of Period	$9.89		$9.75	$9.66	$10.23	$10.01	$10.38

Total Return	4.16	%(a)	6.23%	(0.77%)	7.07%	0.88%	8.86%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$276,238		$257,670	$231,215	$251,190	$197,341	$147,172
Ratio of expenses to average net assets, prior to waivers and reimbursements	0.34	%(b)	0.35%	0.36%	0.37%	0.39%	0.44%
Ratio of expenses to average net assets, net of waivers and reimbursements	0.33	%(b)	0.33%	0.35%	0.36%	0.39%	0.44%
Ratio of net investment income to average net assets	5.18	%(b)	5.11%	4.68%	4.32%	4.15%	4.85%
Portfolio turnover rate	72.63	%(a)	169.45%	175.82%	200.54%	216.92%	181.20%

(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Fixed Income II Portfolio
	For the Six Months Ended December 31, 2007		Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$9.69		$9.67	$10.21	$9.90	$10.36	$10.17

Change in Net Assets Resulting from Operations:
Net investment income	0.25		0.48	0.42	0.34	0.30	0.56
Net realized and unrealized gains/(losses) on investments, futures, options and foreign currency	0.32		0.02	(0.45)	0.27	(0.26)	0.28

Total from operations	0.57		0.50	(0.03)	0.61	0.04	0.84

Distributions to Shareholders from:
Net investment income	(0.25)		(0.48)	(0.48)	(0.30)	(0.36)	(0.57)
Net realized gains from investments, futures, options and foreign currency	—		—	(0.03)	—	(0.14)	(0.08)

Total distributions to shareholders	(0.25)		(0.48)	(0.51)	(0.30)	(0.50)	(0.65)

Net Asset Value, End of Period	$10.01		$9.69	$9.67	$10.21	$9.90	$10.36

Total Return	5.99	%(a)	5.22%	(0.31%)	6.25%	0.46%	8.57%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$283,038		$267,050	$255,911	$253,671	$189,211	$166,517
Ratio of expenses to average net assets	0.34	%(b)	0.35%	0.37%	0.40%	0.39%	0.45%
Ratio of net investment income to average net assets	5.12	%(b)	4.87%	4.25%	3.50%	2.90%	4.69%
Portfolio turnover rate	107.10	%(a)	159.95%	573.92%	890.01%	652.03%	453.38%

(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Fixed Income Opportunity Portfolio
	For the Six Months Ended December 31, 2007		Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$7.58		$7.29	$7.68	$7.57	$7.46	$6.90

Change in Net Assets Resulting from Operations:
Net investment income	0.27		0.57	0.45	0.48	0.46	0.49
Net realized and unrealized gains/(losses) on investments	(0.25)		0.20	(0.40)	0.14	0.12	0.57

Total from investment operations	0.02		0.77	0.05	0.62	0.58	1.06

Distributions to Shareholders from:
Net investment income	(0.37)		(0.48)	(0.44)	(0.51)	(0.47)	(0.50)

Total distributions to shareholders	(0.37)		(0.48)	(0.44)	(0.51)	(0.47)	(0.50)

Net Asset Value, End of Period	$7.23		$7.58	$7.29	$7.68	$7.57	$7.46

Total Return	0.50	%(a)	10.40%	0.81%	8.37%	7.94%	16.08%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$155,411		$145,576	$134,854	$133,032	$229,137	$199,755
Ratio of expenses to average net assets	0.57	%(b)	0.61%	0.66%	0.67%	0.67%	0.61%
Ratio of net investment income to average net assets	7.28	%(b)	7.46%	5.89%	5.81%	5.93%	7.73%
Portfolio turnover rate	45.82	%(a)	139.66%	27.34%	37.25%	93.45%	60.95%

(a)	Not annualized.
(b)	Annualized.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Short-Term Municipal Bond Portfolio
	For the Six Months Ended December 31, 2007		Year Ended June 30, 2007	Year Ended June 30, 2006(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.93		$9.93	$10.00

Change in Net Assets Resulting from Operations:
Net investment income	0.17		0.34	0.09
Net realized and unrealized gains/(losses) on investments	0.13		— (b)	(0.07)

Total from operations	0.30		0.34	0.02

Distributions to Shareholders from:
Net investment income	(0.17)		(0.34)	(0.09)

Total distributions to shareholders	(0.17)		(0.34)	(0.09)

Net Asset Value, End of Period	$10.06		$9.93	$9.93

Total Return	3.02	%(c)	3.44%	0.22	%(c)
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$36,908		$29,710	$32,275
Ratio of expenses to average net assets	0.27	%(d)	0.30%	0.60	%(d)
Ratio of net investment income to average net assets	3.36	%(d)	3.35%	2.88	%(d)
Portfolio turnover rate	10.11	%(c)	33.45%	29.56	%(c)

(a)	For the period March 1, 2006 (commencement of operations) through June 30, 2006.
(b)	Amount rounds to less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Financial Highlights

For a share outstanding throughout each period

	Intermediate Term Municipal Bond Portfolio
	For the Six Months Ended December 31, 2007		Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004	Year Ended June 30, 2003
	(Unaudited)
Net Asset Value, Beginning of Period	$9.77		$9.77	$10.14	$9.99	$10.35	$10.04

Change in Net Assets Resulting from Operations:
Net investment income	0.21		0.43	0.42	0.42	0.44	0.45
Net realized and unrealized gains/(losses) on investments	0.06		— (a)	(0.37)	0.15	(0.36)	0.31

Total from operations	0.27		0.43	0.05	0.57	0.08	0.76

Distributions to Shareholders from:
Net investment income	(0.21)		(0.43)	(0.42)	(0.42)	(0.44)	(0.45)

Total distributions to shareholders	(0.21)		(0.43)	(0.42)	(0.42)	(0.44)	(0.45)

Net Asset Value, End of Period	$9.83		$9.77	$9.77	$10.14	$9.99	$10.35

Total Return	2.83	%(b)	4.38%	0.48%	5.80%	0.78%	7.70%
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in thousands)	$572,615		$575,373	$547,233	$494,944	$352,879	$273,715
Ratio of expenses to average net assets	0.33	%(c)	0.34%	0.35%	0.38%	0.40%	0.43%
Ratio of net investment income to average net assets	4.33	%(c)	4.32%	4.19%	4.18%	4.40%	4.40%
Portfolio turnover rate	10.15	%(b)	14.63%	17.79%	25.50%	20.53%	18.41%

(a)	Amount rounds to less than $0.005 per share.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes to financial statements

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements — December 31, 2007 (Unaudited)

1.    DESCRIPTION.    The Hirtle Callaghan Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-ended management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. The Trust currently offers nine separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Small Capitalization Equity Portfolio (“Small Cap Portfolio”), The International Equity Portfolio (“International Portfolio”), The Fixed Income Portfolio (“Fixed Income Portfolio”), The Fixed Income II Portfolio (“Fixed Income II Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”), and The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”) (each a “Portfolio,” and collectively the “Portfolios”). The Trust is authorized to issue unlimited shares of beneficial interest with a par value of $0.001 each.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.    SIGNIFICANT ACCOUNTING POLICIES.    The following is a summary of the significant accounting policies followed by the Portfolios:

A.    Portfolio Valuation.    The net asset value per share of the Portfolios is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time on days the NYSE is open. Each Portfolio’s net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. Readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at the last quoted sales price available provided that where such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars last quoted by any major bank. If there have been no sales on such exchange or on NASDAQ, the security is valued at the closing bid price. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the last bid price. Values are ordinarily obtained through the use of independent pricing services, in accordance with procedures adopted by the Trust’s Board of Trustees (“Board”). In the case of fixed income securities, such independent services may use matrix pricing in arriving at securities valuations in appropriate circumstances. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board. Pursuant to procedures adopted by the Board, any of the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the International Portfolio net asset value is calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the International Portfolio may use a systematic valuation model provided by an independent third party to fair value their international securities.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. This standard establishes a single

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2007 (Unaudited)

authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principals from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Trust does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

B.    Securities Transactions and Investment Income.    For financial reporting purposes, portfolio security transactions are reported on trade date. However, for daily net asset-value determination, portfolio security transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized when notified. Interest income, including amortization of premium and accretion of discount on investments is accrued daily, as earned. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Realized gains and losses from paydown transactions on mortgage and asset backed securities are reclassified as investment income or loss for financial reporting purposes.

C.    Allocation of Expenses.    Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio or by another appropriate method.

D.    Dividends and Capital Gain Distributions to Shareholders.    The Fixed Income Portfolio, Fixed Income II Portfolio, Short-Term Municipal Portfolio, and Intermediate Municipal Portfolio, declare and distribute dividends from net investment income on a monthly basis. The Value Portfolio, Growth Portfolio, Small Cap Portfolio and Fixed Opportunity Portfolio declare and distribute dividends from net investment income on a quarterly basis. The International Portfolio declares and distributes dividends from net investment income on a semi-annual basis. Net realized capital gains, if any, are declared and distributed at least annually for each Portfolio.

E.    Repurchase Agreements.    Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and time. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the respective Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by U.S. Treasury and U.S. government securities.

F.    TBA Purchase Commitments.    Certain of the Portfolios may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. The risk is in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Portfolio Valuation” above.

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Notes to Financial Statements (continued) — December 31, 2007 (Unaudited)

G.    Commission Recapture.    Certain of the Portfolios participate in a commission recapture program. These Portfolios will utilize the recaptured commissions to pay for, in whole or in part, certain expenses of the Portfolios, excluding investment advisory fees. The expenses eligible to be paid will include, but are not be limited to, administration fees, audit fees, custodian fees, legal fees and printing expenses, as directed by the Trust. These amounts are disclosed as expenses paid indirectly on the Statements of Operations.

For the six months ended December 31, 2007, the following commissions were recaptured:

Value Portfolio	$73,346
Growth Portfolio	43,513
Small Cap Portfolio	14,291
International Portfolio	5,069

H.    Foreign Exchange Transactions.    The books and records of the Portfolios are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statement of Operations:

i)    market value of investment securities and other assets and liabilities at the exchange rate on the valuation date,

ii)    purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

Dividends and interest from non-U.S. sources received by a Portfolio are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Portfolio intends to undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of a Portfolio’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Portfolio is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

I.    Derivative Instruments.    Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts and financial futures contracts. A Portfolio enters into such contracts for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings.

Forward Currency Contracts — A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward was open. The Portfolio could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

Forward foreign exchange contracts may involve market or credit risk in excess of the amounts reflected on the Portfolio’s statement of assets and liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held at December 31, 2007 are recorded for financial reporting purposes as net unrealized gains or losses by the Portfolio.

Financial Futures Contracts — Certain of the Portfolios may invest in financial futures contracts for the purpose of hedging their existing portfolio securities, or securities that they intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2007 (Unaudited)

margin” are made or received by a Portfolio each day, depending on the daily fluctuations in the fair market value of the underlying security. A Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

J.    Use of Estimates.    Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Actual results could vary from those estimates.

3.    LOANS OF PORTFOLIO SECURITIES.    During the period the Value Portfolio, Growth Portfolio, Small Cap Portfolio, Fixed Income Portfolio, Fixed Income II Portfolio, and Fixed Opportunity Portfolio loaned their securities pursuant to a securities lending agreement (“Lending Agreement”) with State Street Bank and Trust Co. (“SSB”). Each Portfolio will limit its lending activity to 33 1/3% of its total assets. SSB, as lending agent for the Trust, must maintain collateral at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. government obligations, to secure the return of the loaned securities. The initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. SSB shall, in accordance with SSB’s reasonable and customary practices, mark loaned securities and collateral to their market value each business day based upon the market value of the collateral and the loaned securities at the close of business employing the most recently available pricing information and receive and deliver collateral in order to maintain the value of the collateral at no less than 100% of the market value of the loaned securities. Cash collateral received is invested by SSB pursuant to the terms of the Lending Agreement. According to the terms of the lending agreement, each Portfolio retains 70% of the income generated from the lending of its securities. All such investments are made at the risk of the Portfolios and, as such, the Portfolios are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Non-cash collateral received cannot be sold or re-pledged. Net income earned on the investment of cash collateral and loan premiums received on non-cash collateral are allocated between SSB and the Portfolios in accordance with the Lending Agreement.

In the event of bankruptcy of the borrower, the retention of the collateral may be subject to legal proceedings.

The value of loaned securities and related collateral outstanding at December 31, 2007 was as follows:

Portfolio	Value of Collateral	Value of Securities Loaned
Value Portfolio	$23,612,685	$23,173,819
Growth Portfolio	60,018,180	58,231,528
Small Cap Portfolio	344,720,764	333,496,244
Fixed Income Portfolio	37,984,080	37,395,914
Fixed Income II Portfolio	1,506,163	1,479,436
Fixed Opportunity Portfolio	12,159,823	11,899,888

Cash collateral received for securities on loan was invested in the State Street Navigator Securities Lending Prime Portfolio, a registered 2(a)-7 money market fund. Pursuant to the registration statement of that portfolio, it has been established exclusively for the investment of cash collateral on behalf of funds participating in State Street’s securities lending program. Its average duration is restricted to 90 days or less. All investments will qualify as “eligible securities” within the meaning of Rule 2(a)-7 of the Investment Companies Act of 1940. The portfolio will seek to maintain a stable net asset value per share of $1.00 by valuing its portfolio using amortized cost method and will comply with the requirements of Rule 2(a)-7. The value of the investments in the State Street Navigator Securities Lending Prime Portfolio as of December 31, 2007 was as follows:

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2007 (Unaudited)

Portfolio	Fair Value
Value Portfolio	$23,612,685
Growth Portfolio	46,314,255
Small Cap Portfolio	341,162,349
Fixed Income Portfolio	37,984,080
Fixed Income II Portfolio	1,506,163
Fixed Opportunity Portfolio	12,159,823

4.    INVESTMENT ADVISORY, CONSULTING AND ADMINISTRATIVE CONTRACTS.    The Trust has entered into investment advisory contracts (“Portfolio Management Contracts”) on behalf of each of the Portfolios with one or more investment management organizations (each, a “Specialist Manager”). For the Portfolio(s) it serves, each Specialist Manager is responsible for providing a continuous program of investment management and for placing all orders for the purchase and sale of securities and other instruments on the Portfolio’s behalf. Except as noted, each Specialist Manager earns a fee, accrued daily and paid either monthly or quarterly, based on average net assets of that portion of the portfolio managed.

For the period ended December 31, 2007, the Value Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned	Fee
SSgA Funds Management, Inc.*	$36,097	0.04%
Institutional Capital, LLC.	1,580,073	0.35%
JS Asset Management, LLC	125,077	0.40%

	$1,741,247	0.30%

For the period ended December 31, 2007, the Growth Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned	Fee
Jennison Associates LLC	$810,760	0.25%	(a)
SSgA Funds Management, Inc.*	144,691	0.04%
Sustainable Growth Advisors	687,949	0.35%

	$1,643,400	0.19%

For the period ended December 31, 2007, the Small Cap Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned	Fee
Frontier Capital Management Company, LLC.	$410,073	0.45%
Geewax, Terker & Co.	187,093	0.30%
Sterling Johnston Capital Management, L.P.	121,772	0.21%	(b)
IronBridge Capital Management LP	481,194	0.60%	(c)
Franklin Portfolio Associates LLC	189,033	0.40%	(d)

	$1,389,165	0.41%

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2007 (Unaudited)

For the period ended December 31, 2007, the International Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned	Fee
Artisan Partners Limited Partnership	$1,754,730	0.54%	(e)
Capital Guardian Trust Company	1,932,932	0.33%	(f)
Causeway Capital Management LLC	312,945	0.45%

	$4,000,607	0.41%

For the period ended December 31, 2007, the Fixed Income Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned	Fee
Aberdeen Asset Management, Inc.	$269,246	0.20%	(g)

For the period ended December 31, 2007, the Fixed Income II Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned	Fee
BlackRock Financial Management, Inc.	$296,047	0.21%	(h)

For the period ended December 31, 2007, the Fixed Opportunity Portfolio incurred the following investment advisory fee expenses with respect to the services of the indicated Specialist Managers:

Specialist Manager	Amount Earned	Fee
Seix Advisors.	$325,916	0.44%	(j)

For the period ended December 31, 2007, the Short-Term Municipal Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned	Fee
Breckinridge Capital Advisors, Inc.	$21,349	0.12%

For the period ended December 31, 2007, the Intermediate Municipal Portfolio incurred the following investment advisory fee expense with respect to the services of the indicated Specialist Manager:

Specialist Manager	Amount Earned	Fee
Schroder Investment Management North America Inc.	$584,340	0.20%

*	SSgA Funds Management, Inc. is an affiliate of SSB, the custodian to the Trust.

(a)

Jennison Associates, LLC (“Jennison”) is entitled to receive an annual fee of no more than 0.30% of average net assets of that portion of the Growth Portfolio allocated to Jennison (the “Jennison Account”). Effective November 1, 2004, the rate at which Jennison’s fee is computed may decrease based on the aggregate market

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2007 (Unaudited)

value of the Jennison Account and certain other assets managed by Jennison (“Related Accounts”) (together the “Combined Assets”). For purposes of the Combined Fee Schedule, a “Related Account” is an account that is managed by Jennison in a manner similar in terms of investment objectives and strategy to the Jennison Account for the benefit of institutional investors who are clients of Hirtle Callaghan & Co., Inc. (“Hirtle Callaghan”) as outlined below.

— at an Annual Fee Rate of 0.75% on the first $10 million of the Combined Assets;

— at an Annual Fee Rate of 0.50% on the next $30 million of the Combined Assets;

— at an Annual Fee Rate of 0.35% on the next $25 million of the Combined Assets;

— at an Annual Fee Rate of 0.25% on the next $335 million of the Combined Assets;

— at an Annual Fee Rate of 0.22% on the next $600 million of the Combined Assets; and

— at an Annual Fee Rate of 0.20% on the balance of the Combined Assets

(b)	Under the Portfolio Management Contract between the Trust and Sterling Johnston Capital Management, Inc. (“Sterling Johnston”), as amended, Sterling Johnston is compensated under the terms of a fulcrum fee arrangement. Under this agreement, Sterling Johnston receives an asset-based fee calculated at an annual rate of 0.40% (or 40 basis points) of that portion of the Portfolio allocated to it. The amount of the fee payable by the Portfolio to Sterling Johnston is subject to adjustments upwards or downwards based on the investment results achieved by it. The amount shown reflects a decrease in the amount to which Sterling Johnston would have been entitled absent the fulcrum fee arrangement.

(c)	IronBridge Capital Management, Inc. (“IronBridge”) is entitled to receive an annual fee of 0.60% of the average net assets of that portion of Portfolio allocated to IronBridge. The Trust has conditionally approved an amendment to the Portfolio Management Contract between IronBridge and the Trust that would implement a fulcrum fee arrangement. Under the fulcrum fee arrangement, IronBridge would be compensated based, in part, on the investment results achieved by it. If the fulcrum fee arrangement is implemented, it could, under certain circumstances, increase or decrease the fee paid to IronBridge when compared to a fixed fee arrangement and could result in the payment of incentive compensation during periods of declining markets. The fulcrum fee arrangement will not become effective, however, and advisory fees will continue to be accrued at the rate shown above, until an order from the Securities and Exchange Commission (“SEC”) permitting the arrangement is obtained.

(d)	Franklin Portfolio Associates, LLC (“Franklin”) is entitled to receive an annual fee of 0.40% of the average net assets of that portion of Portfolio allocated to Franklin. The Trust has conditionally approved an amendment to the Portfolio Management Contract between Franklin and the Trust that would implement a fulcrum fee arrangement. Under the fulcrum fee arrangement, Franklin would be compensated based, in part, on the investment results it achieves. If the fulcrum fee arrangement is implemented, it could, under certain circumstances, increase or decrease the fee paid to Franklin when compared to a fixed fee arrangement and could result in the payment of incentive compensation during periods of declining markets. The fulcrum fee arrangement will not become effective, however, and advisory fees will continue to be accrued at the rate shown above, until an order from the SEC permitting the arrangement is obtained.

(e)	Under the Portfolio Management Contract between the Trust and Artisan Partners Limited Partnership (“Artisan”), as amended, Artisan is compensated under the terms of a fulcrum fee arrangement. Under this agreement, Artisan receives an asset-based fee calculated at an annual rate of 0.40% (or 40 basis points) of that portion of the Portfolio allocated to it. The amount of the fee payable by the Portfolio to Artisan is subject to adjustments upwards or downwards based on the investment results achieved by it. The amount shown reflects a decrease in the amount to which Artisan would have been entitled absent the fulcrum fee arrangement.

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2007 (Unaudited)

(f)	Under the Portfolio Management Contract between the Trust and Capital Guardian Trust Company (“CapGuardian”), as amended, CapGuardian is compensated under the terms of a fulcrum fee arrangement. The Portfolio Management Contract was amended effective April 2, 2007. The asset based fee received by CapGuardian was changed to an annual rate of 0.35% (or 35 basis points). The amount of the fee payable by the Portfolio to CapGuardian is subject to adjustments upwards or downwards based on the investment results achieved by it. The amount shown reflects a decrease in the amount to which CapGuardian would have been entitled absent the fulcrum fee arrangement.

(g)	During the period, Aberdeen Asset Management, Inc. voluntarily waived and reimbursed a portion of its fees.

(h)	BlackRock Financial Management, Inc.’s fee is computed in accordance with a tiered fee of 0.25% of the average daily net assets on the first $100 million, 0.20% of such assets between $100 million and $200 million, and 0.175% of such assets over $200 million.

(i)	The maximum fee payable to Seix is 0.50% of the Portfolio’s average daily net assets. Seix receives a fee, based on the average daily net asset value of the assets of the Portfolio under its management at an annual rate of 0.50% for the first $100 million in such assets, and 0.40% for those assets in excess of $100 million. The Agreement also provides that, to the extent assets of other clients of Hirtle Callaghan (“Related Accounts”) are managed by Seix, such assets will be taken into account in calculating the fee payable to Seix.

Pursuant to a discretionary investment advisory agreement between the Trust and Hirtle Callaghan, Hirtle Callaghan is paid a fee which is calculated, accrued daily and paid monthly at an annual rate of 0.05% of average net assets per Portfolio. The fees that Hirtle Callaghan receives are listed as consulting fees on the Statements of Operations. Hirtle Callaghan makes its officers available to serve as officers and/or Trustees of the Trust, provides office space sufficient for the Trust’s principal office, and monitors the performance of various investment management organizations, including the Specialist Managers. The Board of Trustees has authorized the Trust’s officers to request an order from the Securities and Exchange Commission that would permit the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio.

Citi Fund Services Ohio, Inc. (“Citi”) is responsible for providing the Portfolios with administrative, fund accounting, dividend and capital gains disbursing agent and transfer agency services. Citi receives compensation for providing administration, fund accounting and transfer agency services at an all inclusive fee (“Omnibus Fee”) based on a percentage of each Portfolio’s average net assets. These amounts are disclosed as administrative service fees on the Statements of Operations. The Omnibus Fee is accrued daily and payable on a monthly basis as follows:

For All Portfolios:

Fifty-four one-thousandths of one percent (.054%) of the Trust’s Portfolios’ average daily net assets up to $6,000,000,000; and

Five one-thousandths of one percent (.005%) of the Trust’s Portfolios’ average daily net assets in excess of $6,000,000,000

As such, the Trust paid an aggregate amount of $1,700,963 to Citi for the period ended December 31, 2007.

On August 1, 2007 BISYS Fund Services, LP was acquired by Foreside Financial Group and renamed Foreside Distribution Services LP. That entity now serves as the distributor to the Trust. Since August 1, 2007 Foreside Fund Services LLC serves as distributor to the Trust.

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2007 (Unaudited)

5.    PURCHASE AND SALE TRANSACTIONS.    The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the period ended December 31, 2007, were as follows:

Portfolio	Purchases	Sales
Value Portfolio	$591,171,518	$532,445,893
Growth Portfolio	357,632,731	271,149,775
Small Cap Portfolio	336,880,708	355,582,627
International Portfolio	493,433,338	543,841,272
Fixed Income Portfolio	197,480,860	182,827,171
Fixed Income II Portfolio	292,507,519	359,939,771
Fixed Opportunity Portfolio	73,486,061	62,620,570
Short-Term Municipal Portfolio	11,398,301	3,300,000
Intermediate Municipal Portfolio	56,776,652	65,520,380

The aggregate purchases and sales of long-term U.S. government securities for the period ended December 31, 2007 were as follows:

Portfolio	Purchases	Sales
Fixed Income Portfolio	$149,414,120	$144,327,234
Fixed Income II Portfolio	98,029,453	144,298,944

6.    WRITTEN OPTIONS.    The Fixed Income II Portfolio had the following transactions in written call and put options during the period ended December 31, 2007:

	Number of Contracts	Premiums Received
Options outstanding at June 30, 2007	—	$—
Options written	44	3,136
Options expired	16	—
Options closed	—	—

Options outstanding at December 31, 2007	28	3,136

7.    FEDERAL INCOME TAXES.    It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. The Portfolios may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

As required, effective October 31, 2007, the Trust adopted FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Funds’ net assets or results of operations.

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (continued) — December 31, 2007 (Unaudited)

A.    Unrealized Appreciation/Depreciation

	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
Value Portfolio	$1,024,175,792	$172,865,649	$(59,866,621)	$112,999,028
Growth Portfolio	1,510,140,000	399,981,959	(45,275,877)	354,706,082
Small Cap Portfolio	915,803,373	126,999,147	(40,918,163)	86,080,984
International Portfolio	1,509,704,133	495,898,726	(32,520,890)	463,377,836
Fixed Income Portfolio	316,665,727	1,783,387	(3,604,235)	(1,820,848)
Fixed Income II Portfolio	283,313,984	3,928,345	(2,639,524)	1,288,821
Fixed Opportunity Portfolio	70,344,468	807,960	(5,844,767)	(5,036,807)
Short-Term Municipal Portfolio	37,210,389	313,420	(1,381)	312,039
Intermediate Municipal Portfolio	571,448,938	6,842,615	(11,105,201)	(4,262,586)

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the difference on investments in passive foreign investment companies, and amortization/accretion.

B.    Tax Characteristics of Distributions Paid

The tax characteristics of distributions paid during the fiscal years ended June 30, 2007 and 2006 were as follows:

	Distributions Paid From:
2007	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
Value Portfolio	$38,991,187	$38,030,517	$77,021,704	$—	$77,021,704
Growth Portfolio	13,066,054	—	13,066,054	—	13,066,054
Small Cap Portfolio	22,215,273	65,693,704	87,908,977	—	87,908,977
International Portfolio	47,731,106	71,134,182	118,865,288	—	118,865,288
Fixed Income Portfolio	12,607,687	—	12,607,687	—	12,607,687
Fixed Income II Portfolio	12,929,394	—	12,929,394	—	12,929,394
Fixed Opportunity Portfolio	8,985,500	—	8,985,500	—	8,985,500
Short-Term Municipal Portfolio	488	—	488	1,034,418	1,034,906
Intermediate Municipal Portfolio	3,525,007	—	3,525,007	20,487,229	24,012,236

	Distributions Paid From:
2006	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
Value Portfolio	$26,336,202	$29,040,512	$55,376,714	$—	$55,376,714
Growth Portfolio	8,675,896	—	8,675,896	—	8,675,896
Small Cap Portfolio	12,599,491	63,116,774	75,716,265	—	75,716,265
International Portfolio	30,653,512	—	30,653,512	—	30,653,512
Fixed Income Portfolio	12,312,958	46,585	12,359,543	—	12,359,543
Fixed Income II Portfolio	12,956,078	506,482	13,462,560	—	13,462,560
Fixed Opportunity Portfolio	7,786,954	—	7,786,954	—	7,786,954
Short-Term Municipal Portfolio	1,128	—	1,128	206,803	207,931
Intermediate Municipal Portfolio	2,326,912	—	2,326,912	19,130,673	21,457,585

*	Total distributions paid may differ from the Statement of Changes in Net Assets because dividends for tax purposes are recognized when actually paid. Certain Portfolios utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

THE HIRTLE CALLAGHAN TRUST

Notes to Financial Statements (concluded) — December 31, 2007 (Unaudited)

C.    Components of Accumulated Earnings

As of June 30, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
Value Portfolio	$20,297,429	$66,037,120	$86,334,549	$—	$—	$199,382,025	$285,716,574
Growth Portfolio	815,519	—	815,519	—	(63,986,734)	303,147,059	239,975,844
Small Cap Portfolio	21,412,988	28,075,847	49,488,835	—	—	127,068,540	176,557,375
International Portfolio	13,011,414	110,610,298	123,621,712	—	—	505,607,154	629,228,866
Fixed Income Portfolio	1,129,011	—	1,129,011	(1,050,626)	(4,017,596)	(3,916,861)	(7,856,072)
Fixed Income II Portfolio	942,549	—	942,549	(1,081,625)	(5,833,798)	(3,915,815)	(9,888,689)
Fixed Opportunity Portfolio	2,207,629	—	2,207,629	—	(29,344,158)	(1,413,221)	(28,549,750)
Short-Term Municipal Portfolio	93,994	—	93,994	(76,542)	(64,532)	(143,369)	(190,449)
Intermediate Municipal Portfolio	1,911,161	—	1,911,161	(2,004,220)	(1,902,058)	(7,917,904)	(9,913,021)

D.    Capital Loss Carryforwards

As of June 30, 2007, the following Portfolios had net capital loss carryforwards to offset future capital gains, if any, to the extent provided by the Code:

	Amount	Expires
Growth Portfolio	$58,237,409	2011
Growth Portfolio	5,749,325	2012
Fixed Income Portfolio	804,594	2014
Fixed Income Portfolio	3,032,440	2015
Fixed Income II Portfolio	853,084	2014
Fixed Income II Portfolio	3,925,912	2015
Fixed Opportunity Portfolio	12,385,930	2011
Fixed Opportunity Portfolio	15,624,836	2012
Fixed Opportunity Portfolio	514,533	2015
Short-Term Municipal Portfolio	44,275	2014
Short-Term Municipal Portfolio	4,755	2015
Intermediate Municipal Portfolio	345,683	2009
Intermediate Municipal Portfolio	432,144	2013
Intermediate Municipal Portfolio	422,664	2014
Intermediate Municipal Portfolio	645,398	2015

To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders. During the fiscal year ended June 30, 2007, the Growth Portfolio utilized $28,579,674 of net capital loss carryforwards.

E.    Post October Losses

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fixed Income Portfolio, the Fixed Income II Portfolio, the Fixed Opportunity Portfolio the Short-Term Municipal Portfolio and the Intermediate Municipal Portfolio had deferred post October losses of $180,562, $1,054,802, $818,859, $15,502 and $56,169 respectively.

THE HIRTLE CALLAGHAN TRUST

Additional Fund Information — December 31, 2007 (Unaudited)

1.    SECURITY PROXY VOTING.    A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities and, as of August 31, 2007, information regarding how the Portfolios voted proxies related to portfolio securities during the year ended June 30, 2007, is available without charge, upon request, by calling 800-242-9596 and on the SEC’s website at http://www.sec.gov.

2.    SHAREHOLDER VOTES.    During the period ended December 31, 2007, no action was taken by the shareholders of the Portfolios.

3.    EXPENSE EXAMPLE.    As a shareholder of the Trust, you incur ongoing costs, including management fees and other Portfolio expenses. This example (as set forth in the table below) is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 through December 31, 2007.

Actual Expenses.    The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes.    The table below provides information about hypothetical account values and hypothetical expenses based on each Hirtle Callaghan Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value, July 1, 2007	Ending Account Value, December 31, 2007	Expenses Paid During Period[2]	Annualized Expense Ratio
Value Portfolio	Actual	$1,000	$960	$2.12	0.43%
	Hypothetical[1]	1,000	1,023	2.19	0.43%
Growth Portfolio	Actual	1,000	1,046	1.60	0.31%
	Hypothetical[1]	1,000	1,024	1.58	0.31%
Small Cap Portfolio	Actual	1,000	962	2.67	0.54%
	Hypothetical[1]	1,000	1,022	2.76	0.54%
International Portfolio	Actual	1,000	1,039	2.98	0.58%
	Hypothetical[1]	1,000	1.022	2.96	0.58%
Fixed Income Portfolio	Actual	1,000	1,042	1.70	0.33%
	Hypothetical[1]	1,000	1,024	1.68	0.33%
Fixed Income II Portfolio	Actual	1,000	1,060	1.77	0.34%
	Hypothetical[1]	1,000	1,023	1.74	0.34%

THE HIRTLE CALLAGHAN TRUST

Additional Fund Information (continued) — December 31, 2007 (Unaudited)

		Beginning Account Value, July 1, 2007	Ending Account Value, December 31, 2007	Expenses Paid During Period[2]	Annualized Expense Ratio
Fixed Opportunity Portfolio	Actual	$1,000	$1,005	$2.88	0.57%
	Hypothetical[1]	1,000	1,022	2.91	0.57%
Short-Term Municipal Portfolio	Actual	1,000	1,030	1.38	0.27%
	Hypothetical[1]	1,000	1,024	1.38	0.27%
Intermediate Municipal Portfolio	Actual	1,000	1,028	1.69	0.33%
	Hypothetical[1]	1,000	1,024	1.68	0.33%

[1]	Represents the hypothetical 5% annual return before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

4.    ADDITIONAL PORTFOLIO HOLDINGS INFORMATION; ACCESS TO QUARTERLY HOLDINGS

A complete schedule of each Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form N-Q and is available on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following tables reflect the percentage of the net assets of each Portfolio attributable to the indicated industry sector, type of security or geographic region, as appropriate for the indicated Portfolio.

Value Portfolio

Security Allocation	Percentage of Market Value
Consumer Discretionary	6.0%
Consumer Staples	10.8%
Energy	13.4%
Financials	24.6%
Healthcare	11.8%
Industrials	10.7%
Information Technology	9.6%
Materials	4.6%
Telecommunication Services	6.7%
Utilities	1.8%

Total	100.0%

Growth Portfolio

Security Allocation	Percentage of Market Value
Consumer Discretionary	11.3%
Consumer Staples	13.2%
Energy	5.5%
Financials	7.4%
Healthcare	19.9%
Industrials	10.6%
Information Technology	27.7%
Materials	3.5%
Telecommunication Services	0.3%
Utilities	0.6%

Total	100.0%

Small Cap Portfolio

Security Allocation	Percentage of Market Value
Consumer Discretionary	9.4%
Consumer Staples	1.7%
Energy	7.0%
Financials	12.5%
Healthcare	17.4%
Industrials	21.2%
Information Technology	21.0%
Materials	6.5%
Telecommunication Services	0.7%
Utilities	2.6%

Total	100.0%

International Portfolio

Security Allocation	Percentage of Market Value
Consumer Discretionary	9.7%
Consumer Staples	10.2%
Energy	7.8%
Financials	19.5%
Healthcare	4.8%
Industrials	13.4%
Information Technology	7.0%
Materials	12.6%
Telecommunication Services	9.8%
Utilities	5.2%

Total	100.0%

THE HIRTLE CALLAGHAN TRUST

Additional Fund Information (continued) — December 31, 2007 (Unaudited)

Fixed Income Portfolio

Security Allocation	Percentage of Market Value
U.S. Treasury	14.8%
Mortgages	58.9%
Corporates	20.8%
Asset-Backed Securities	0.9%
Taxable Municipal	3.5%
Cash/Other	1.1%

Total	100.0%

Fixed Income II Portfolio

Security Allocation	Percentage of Market Value
Agency	0.8%
Mortgage	69.4%
Corporates	24.4%
Taxable Municipal	0.2%
Asset-Backed Securities	3.8%
Cash/Other	1.4%

Total	100.0%

Fixed Opportunity Portfolio

Security Allocation	Percentage of Market Value
Automotive	3.7%
Cable System Operators	9.5%
Chemicals	4.5%
Containers & Packaging	0.8%
Defense Technology	1.6%
Diversified Capital Goods	1.3%
Electronics	2.1%
Energy	10.7%
Environmental	3.4%
Finance	3.0%
Food & Drug Retailing	2.0%
Health Care & Life Sciences	6.6%
Media	7.8%
Natural Resources	3.6%
Paper & Forest Products	2.3%
Publishing, Advertising & Entertainment	6.3%
Retail	0.5%

Fixed Opportunity Portfolio (cont.)

Security Allocation	Percentage of Market Value
Support Services	4.0%
Telecommunications Equipment	3.5%
Power Generation	11.8%
Cash/Other	11.0%

Total	100.0%

Short-Term Municipal Portfolio

Security Allocation	Percentage of Market Value
Alabama	5.7%
Arizona	5.7%
Florida	5.8%
Hawaii	2.7%
Idaho	3.1%
Illinois	8.8%
Indiana	2.8%
Iowa	3.6%
Kansas	3.0%
Kentucky	4.3%
Massachusetts	8.1%
Michigan	8.2%
Nevada	5.4%
Ohio	8.3%
Oklahoma	2.7%
Tennessee	2.9%
Texas	10.3%
Utah	5.6%
Other	3.0%

Total	100.0%

Intermediate Municipal Portfolio

Security Allocation	Percentage of Market Value
Alabama	0.3%
Alaska	1.6%
Arizona	4.3%
Arkansas	1.3%
California	5.5%
Colorado	2.3%
Connecticut	0.5%
Delaware	0.3%
District of Columbia	1.6%

THE HIRTLE CALLAGHAN TRUST

Additional Fund Information (concluded) — December 31, 2007 (Unaudited)

Intermediate Municipal Portfolio (cont.)

Security Allocation	Percentage of Market Value
Florida	4.3%
Georgia	0.9%
Hawaii	0.2%
Idaho	1.2%
Illinois	8.1%
Indiana	2.0%
Iowa	1.8%
Kentucky	1.1%
Louisana	3.8%
Maryland	1.9%
Massachusetts	1.3%
Michigan	1.5%
Minnesota	0.2%
Mississippi	0.4%
Missouri	1.2%
Montana	0.5%
Nebraska	0.9%
Nevada	0.1%
New Hampshire	0.5%
New Jersey	5.2%
New Mexico	0.2%
New York	6.0%
North Carolina	0.5%
North Dakota	0.7%
Ohio	4.2%
Oklahoma	1.8%
Pennsylvania	12.0%
Rhode Island	0.4%
South Carolina	0.6%
Tennessee	0.7%
Texas	4.4%
Utah	1.2%
Virginia	1.0%
Washington	1.6%
West Virginia	0.7%
Wisconsin	1.3%
Other	7.9%

Total	100.0%

THE HIRTLE CALLAGHAN TRUST

Trustees

DONALD E. CALLAGHAN*

ROSS H. GOODMAN

JARRETT B. KLING

HARVEY G. MAGARICK

RICHARD W. WORTHAM III

R. RICHARD WILLIAMS

ROBERT J. ZION*

*	“Interested Person” as that term is defined in the Investment Company Act of 1940.

Sponsor	Counsel
Hirtle Callaghan & Co., Inc. Five Tower Bridge 300 Barr Harbor Drive, Suite 500 West Conshohocken, Pennsylvania 19428	Drinker Biddle & Reath LLP One Logan Square—18th & Cherry Streets Philadelphia, Pennsylvania 19103-6996

Administrator	Independent Registered Public Accounting Firm
Citi Fund Services 3435 Stelzer Road Columbus, Ohio 43219	PricewaterhouseCoopers LLP 100 East Broad Street Suite 2100 Columbus, Ohio 43215

Distributor	Custodian
Foreside Fund Services LLC Two Portland Square, 1st Flr Portland, ME 04101	State Street Bank and Trust Company Two World Financial Center 225 Liberty Street New York, New York 10281

This report is for the information of the shareholders of The Hirtle Callaghan Trust. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus. The prospectus contains more complete information, including investment objectives, risks, fees and expenses and should be read carefully before investing or sending any money.

2/08

Item 2.	Code of Ethics.

Not Applicable

Item 3.	Audit Committee Financial Expert.

Not Applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Hirtle Callaghan Trust .

By (Signature and Title)*	/s/ Donald E. Callaghan, Principal Executive Officer
Donald E. Callaghan, Principal Executive Officer

Date: March 7, 2008 .

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert J. Zion, Principal Financial Officer
Robert J. Zion, Principal Financial Officer

Date: March 7, 2008 .

By (Signature and Title)*	/s/ Donald E. Callaghan, Principal Executive Officer
Donald E. Callaghan, Principal Executive Officer

Date: March 7, 2008 .